As filed with the Securities and Exchange Commission on November 7, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
 (Names and Addresses of agents for service)

Registrant's telephone number, including area code: (212) 476-8800

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Shareholders.

(a)	Following are copies of the annual report transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman

Dividend Growth Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NDGIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.69%

How did the Fund perform last year?

The performance of the Fund was positive. The Fund’s exposure to Materials, Financials and Information Technology drove results, while Energy and Consumer Discretionary stocks detracted from overall performance. Despite several notable market and geopolitical events, U.S. equities indices achieved new all-time highs over the period.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials, Financials, and Information Technology sectors

  At the industry level, stocks across Chemicals, Banks, and Semiconductors & Semiconductor Equipment

  Investments across Energy and Consumer Discretionary sectors

  At the industry level, investments across Energy Equipment & Services, Automobiles and Distributors

How did the Fund perform since inception?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,745,300	S&P 500® Index $3,268,100
12/15/15	$1,000,000	$1,000,000
8/31/16	$1,111,000	$1,090,800
8/31/17	$1,317,000	$1,267,900
8/31/18	$1,454,500	$1,517,200
8/31/19	$1,418,800	$1,561,500
8/31/20	$1,658,800	$1,904,100
8/31/21	$2,242,400	$2,497,500
8/31/22	$2,018,500	$2,217,100
8/31/23	$2,278,600	$2,570,600
8/31/24	$2,745,300	$3,268,100

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/15/15
Institutional Class	20.48%	14.11%	12.28%
S&P 500® Index	27.14%	15.92%	14.54%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.02%/0.70% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$104,903,604
Number of Portfolio Holdings	56
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$192,651

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amphenol Corp. Class A	3.9%
Microsoft Corp.	3.8%
QUALCOMM, Inc.	3.6%
Analog Devices, Inc.	3.5%
Applied Materials, Inc.	3.4%
Electronic Arts, Inc.	3.1%
Apple, Inc.	3.1%
Universal Display Corp.	3.0%
AstraZeneca PLC	3.0%
Danaher Corp.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.8%
Financials	14.6%
Health Care	12.0%
Industrials	8.4%
Communication Services	8.1%
Consumer Discretionary	7.9%
Consumer Staples	5.9%
Materials	4.8%
Energy	4.1%
Real Estate	4.0%
Utilities	1.5%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0003 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NDGIX

Neuberger Berman

Dividend Growth Fund

Annual Shareholder Report

August 31, 2024

Class A: NDGAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.05%

How did the Fund perform last year?

The performance of the Fund was positive. The Fund’s exposure to Materials, Financials and Information Technology drove results, while Energy and Consumer Discretionary stocks detracted from overall performance. Despite several notable market and geopolitical events, U.S. equities indices achieved new all-time highs over the period.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials, Financials, and Information Technology sectors

  At the industry level, stocks across Chemicals, Banks, and Semiconductors & Semiconductor Equipment

  Investments across Energy and Consumer Discretionary sectors

  At the industry level, investments across Energy Equipment & Services, Automobiles and Distributors

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) 25,090	S&P 500® Index $32,681
12/15/15	$9,425	$10,000
8/31/16	$10,452	$10,908
8/31/17	$12,345	$12,679
8/31/18	$13,576	$15,172
8/31/19	$13,202	$15,615
8/31/20	$15,369	$19,041
8/31/21	$20,706	$24,975
8/31/22	$18,578	$22,171
8/31/23	$20,902	$25,706
8/31/24	$25,090	$32,681

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/15/15
Class A (at NAV)	20.04%	13.70%	11.88%
Class A (including sales charge)	13.15%	12.37%	11.12%
S&P 500® Index	27.14%	15.92%	14.54%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted since inception, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.45%/1.06% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$104,903,604
Number of Portfolio Holdings	56
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$192,651

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amphenol Corp. Class A	3.9%
Microsoft Corp.	3.8%
QUALCOMM, Inc.	3.6%
Analog Devices, Inc.	3.5%
Applied Materials, Inc.	3.4%
Electronic Arts, Inc.	3.1%
Apple, Inc.	3.1%
Universal Display Corp.	3.0%
AstraZeneca PLC	3.0%
Danaher Corp.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.8%
Financials	14.6%
Health Care	12.0%
Industrials	8.4%
Communication Services	8.1%
Consumer Discretionary	7.9%
Consumer Staples	5.9%
Materials	4.8%
Energy	4.1%
Real Estate	4.0%
Utilities	1.5%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0001 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NDGAX

Neuberger Berman

Dividend Growth Fund

Annual Shareholder Report

August 31, 2024

Class C: NDGCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.80%

How did the Fund perform last year?

The performance of the Fund was positive. The Fund’s exposure to Materials, Financials and Information Technology drove results, while Energy and Consumer Discretionary stocks detracted from overall performance. Despite several notable market and geopolitical events, U.S. equities indices achieved new all-time highs over the period.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials, Financials, and Information Technology sectors

  At the industry level, stocks across Chemicals, Banks, and Semiconductors & Semiconductor Equipment

  Investments across Energy and Consumer Discretionary sectors

  At the industry level, investments across Energy Equipment & Services, Automobiles and Distributors

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) 24,919	S&P 500® Index $32,681
12/15/15	$10,000	$10,000
8/31/16	$10,000	$10,908
8/31/17	$11,747	$12,679
8/31/18	$12,824	$15,172
8/31/19	$12,368	$15,615
8/31/20	$14,301	$19,041
8/31/21	$19,118	$24,975
8/31/22	$17,023	$22,171
8/31/23	$19,012	$25,706
8/31/24	$22,653	$32,681

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/15/15
Class C (at NAV)	19.15%	12.87%	11.04%
Class C (including sales charge)	18.15%	12.87%	11.04%
S&P 500® Index	27.14%	15.92%	14.54%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.15%/1.81% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$104,903,604
Number of Portfolio Holdings	56
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$192,651

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amphenol Corp. Class A	3.9%
Microsoft Corp.	3.8%
QUALCOMM, Inc.	3.6%
Analog Devices, Inc.	3.5%
Applied Materials, Inc.	3.4%
Electronic Arts, Inc.	3.1%
Apple, Inc.	3.1%
Universal Display Corp.	3.0%
AstraZeneca PLC	3.0%
Danaher Corp.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.8%
Financials	14.6%
Health Care	12.0%
Industrials	8.4%
Communication Services	8.1%
Consumer Discretionary	7.9%
Consumer Staples	5.9%
Materials	4.8%
Energy	4.1%
Real Estate	4.0%
Utilities	1.5%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0004 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NDGCX

Neuberger Berman

Dividend Growth Fund

Annual Shareholder Report

August 31, 2024

Class R6: NRDGX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.59%

How did the Fund perform last year?

The performance of the Fund was positive. The Fund’s exposure to Materials, Financials and Information Technology drove results, while Energy and Consumer Discretionary stocks detracted from overall performance. Despite several notable market and geopolitical events, U.S. equities indices achieved new all-time highs over the period.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Materials, Financials, and Information Technology sectors

  At the industry level, stocks across Chemicals, Banks, and Semiconductors & Semiconductor Equipment

  Investments across Energy and Consumer Discretionary sectors

  At the industry level, investments across Energy Equipment & Services, Automobiles and Distributors

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class R6 27,672	S&P 500® Index $32,681
12/15/15	$10,000	$10,000
8/31/16	$11,120	$10,908
8/31/17	$13,177	$12,679
8/31/18	$14,562	$15,172
8/31/19	$14,223	$15,615
8/31/20	$16,639	$19,041
8/31/21	$22,520	$24,975
8/31/22	$20,307	$22,171
8/31/23	$22,942	$25,706
8/31/24	$27,672	$32,681

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/15/15
Class R6	20.62%	14.24%	12.38%
S&P 500® Index	27.14%	15.92%	14.54%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.25%/0.60% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$104,903,604
Number of Portfolio Holdings	56
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$192,651

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amphenol Corp. Class A	3.9%
Microsoft Corp.	3.8%
QUALCOMM, Inc.	3.6%
Analog Devices, Inc.	3.5%
Applied Materials, Inc.	3.4%
Electronic Arts, Inc.	3.1%
Apple, Inc.	3.1%
Universal Display Corp.	3.0%
AstraZeneca PLC	3.0%
Danaher Corp.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.8%
Financials	14.6%
Health Care	12.0%
Industrials	8.4%
Communication Services	8.1%
Consumer Discretionary	7.9%
Consumer Staples	5.9%
Materials	4.8%
Energy	4.1%
Real Estate	4.0%
Utilities	1.5%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/dividend-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0002 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R6: NRDGX

Neuberger Berman

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NEMIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$126	1.16%

How did the Fund perform last year?

Global markets were volatile given economic and geopolitical headlines but closed up on optimism about global interest rate cuts. The Fund remained well diversified across emerging market (EM)-linked companies and rebounded from an early deficit to perform well over the year. Relative to the MSCI Emerging Markets Index (Net), both stock selection and sector allocation added to returns. Absolute returns were positive during the second half of the year, driven by healthy, and we believe, sustainable earnings growth across select sectors and expectations that rates will decline.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection, especially within Industrials, Materials and Information Technology

  Stock selection within India and Brazil, and a non-Index allocation to EM-linked US-listed firms

  Stock selection in Financials, Consumer Staples and Utilities

  An allocation to non-Index Hong Kong, a non-Index allocation to EM-linked Argentinian stock, and stock selection in Mexico

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,207,600	MSCI Emerging Markets Index (Net) $1,287,700
8/31/14	$1,000,000	$1,000,000
8/31/15	$787,800	$770,500
8/31/16	$911,000	$861,700
8/31/17	$1,136,700	$1,073,100
8/31/18	$1,108,300	$1,065,800
8/31/19	$1,091,000	$1,019,300
8/31/20	$1,206,500	$1,166,900
8/31/21	$1,400,000	$1,413,400
8/31/22	$1,061,200	$1,105,200
8/31/23	$1,032,600	$1,119,100
8/31/24	$1,207,600	$1,287,700

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	16.95%	2.05%	1.90%
MSCI Emerging Markets Index (Net)	15.07%	4.79%	2.56%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.34%/1.27% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$210,224,919
Number of Portfolio Holdings	103
Portfolio Turnover Rate	111%
Total Investment Advisory Fees Paid	$2,373,049

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	2.2%
China Construction Bank Corp. Class H	1.7%
NVIDIA Corp.	1.7%
Gupshup, Inc., Series F	1.7%
State Street Institutional Treasury Money Market Fund Premier Class	1.6%
SK Hynix, Inc.	1.4%
XPRO India Ltd.	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	20.0%
Industrials	11.2%
Consumer Discretionary	10.3%
Communication Services	7.1%
Health Care	6.5%
Materials	4.8%
Energy	4.7%
Real Estate	1.9%
Consumer Staples	1.5%
Utilities	1.0%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

India	32.1%
China	18.9%
Taiwan	14.8%
Korea	9.1%
Brazil	5.4%
United States	3.7%
South Africa	2.3%
Saudi Arabia	2.3%
Hungary	1.8%
United Arab Emirates	1.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0013 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NEMIX

Neuberger Berman

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2024

Class A: NEMAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.41%

How did the Fund perform last year?

Global markets were volatile given economic and geopolitical headlines but closed up on optimism about global interest rate cuts. The Fund remained well diversified across emerging market (EM)-linked companies and rebounded from an early deficit to perform well over the year. Relative to the MSCI Emerging Markets Index (Net), both stock selection and sector allocation added to returns. Absolute returns were positive during the second half of the year, driven by healthy, and we believe, sustainable earnings growth across select sectors and expectations that rates will decline.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection, especially within Industrials, Materials and Information Technology

  Stock selection within India and Brazil, and a non-Index allocation to EM-linked US-listed firms

  Stock selection in Financials, Consumer Staples and Utilities

  An allocation to non-Index Hong Kong, a non-Index allocation to EM-linked Argentinian stock, and stock selection in Mexico

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $11,085	MSCI Emerging Markets Index (Net) $12,877
8/31/14	$9,425	$10,000
8/31/15	$7,405	$7,705
8/31/16	$8,538	$8,617
8/31/17	$10,630	$10,731
8/31/18	$10,334	$10,658
8/31/19	$10,152	$10,193
8/31/20	$11,195	$11,669
8/31/21	$12,951	$14,134
8/31/22	$9,789	$11,052
8/31/23	$9,504	$11,191
8/31/24	$11,085	$12,877

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	16.63%	1.77%	1.64%
Class A (including sales charge)	9.91%	0.57%	1.04%
MSCI Emerging Markets Index (Net)	15.07%	4.79%	2.56%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.70%/1.52% (before and after any expense reimbursements and/or fee waivers, respectively).  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$210,224,919
Number of Portfolio Holdings	103
Portfolio Turnover Rate	111%
Total Investment Advisory Fees Paid	$2,373,049

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	2.2%
China Construction Bank Corp. Class H	1.7%
NVIDIA Corp.	1.7%
Gupshup, Inc., Series F	1.7%
State Street Institutional Treasury Money Market Fund Premier Class	1.6%
SK Hynix, Inc.	1.4%
XPRO India Ltd.	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	20.0%
Industrials	11.2%
Consumer Discretionary	10.3%
Communication Services	7.1%
Health Care	6.5%
Materials	4.8%
Energy	4.7%
Real Estate	1.9%
Consumer Staples	1.5%
Utilities	1.0%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

India	32.1%
China	18.9%
Taiwan	14.8%
Korea	9.1%
Brazil	5.4%
United States	3.7%
South Africa	2.3%
Saudi Arabia	2.3%
Hungary	1.8%
United Arab Emirates	1.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0009 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NEMAX

Neuberger Berman

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2024

Class C: NEMCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$233	2.16%

How did the Fund perform last year?

Global markets were volatile given economic and geopolitical headlines but closed up on optimism about global interest rate cuts. The Fund remained well diversified across emerging market (EM)-linked companies and rebounded from an early deficit to perform well over the year. Relative to the MSCI Emerging Markets Index (Net), both stock selection and sector allocation added to returns. Absolute returns were positive during the second half of the year, driven by healthy, and we believe, sustainable earnings growth across select sectors and expectations that rates will decline.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection, especially within Industrials, Materials and Information Technology

  Stock selection within India and Brazil, and a non-Index allocation to EM-linked US-listed firms

  Stock selection in Financials, Consumer Staples and Utilities

  An allocation to non-Index Hong Kong, a non-Index allocation to EM-linked Argentinian stock, and stock selection in Mexico

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $10,914	MSCI Emerging Markets Index (Net) $12,877
8/31/14	$10,000	$10,000
8/31/15	$7,798	$7,705
8/31/16	$8,925	$8,617
8/31/17	$11,028	$10,731
8/31/18	$10,641	$10,658
8/31/19	$10,375	$10,193
8/31/20	$11,358	$11,669
8/31/21	$13,045	$14,134
8/31/22	$9,788	$11,052
8/31/23	$9,424	$11,191
8/31/24	$10,914	$12,877

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	15.80%	1.02%	0.88%
Class C (including sales charge)	14.80%	1.02%	0.88%
MSCI Emerging Markets Index (Net)	15.07%	4.79%	2.56%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.44%/2.27% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$210,224,919
Number of Portfolio Holdings	103
Portfolio Turnover Rate	111%
Total Investment Advisory Fees Paid	$2,373,049

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	2.2%
China Construction Bank Corp. Class H	1.7%
NVIDIA Corp.	1.7%
Gupshup, Inc., Series F	1.7%
State Street Institutional Treasury Money Market Fund Premier Class	1.6%
SK Hynix, Inc.	1.4%
XPRO India Ltd.	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	20.0%
Industrials	11.2%
Consumer Discretionary	10.3%
Communication Services	7.1%
Health Care	6.5%
Materials	4.8%
Energy	4.7%
Real Estate	1.9%
Consumer Staples	1.5%
Utilities	1.0%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

India	32.1%
China	18.9%
Taiwan	14.8%
Korea	9.1%
Brazil	5.4%
United States	3.7%
South Africa	2.3%
Saudi Arabia	2.3%
Hungary	1.8%
United Arab Emirates	1.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0012 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NEMCX

Neuberger Berman

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2024

Class R3: NEMRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$197	1.82%

How did the Fund perform last year?

Global markets were volatile given economic and geopolitical headlines but closed up on optimism about global interest rate cuts. The Fund remained well diversified across emerging market (EM)-linked companies and rebounded from an early deficit to perform well over the year. Relative to the MSCI Emerging Markets Index (Net), both stock selection and sector allocation added to returns. Absolute returns were positive during the second half of the year, driven by healthy, and we believe, sustainable earnings growth across select sectors and expectations that rates will decline.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection, especially within Industrials, Materials and Information Technology

  Stock selection within India and Brazil, and a non-Index allocation to EM-linked US-listed firms

  Stock selection in Financials, Consumer Staples and Utilities

  An allocation to non-Index Hong Kong, a non-Index allocation to EM-linked Argentinian stock, and stock selection in Mexico

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $11,299	MSCI Emerging Markets Index (Net) $12,877
8/31/14	$10,000	$10,000
8/31/15	$7,830	$7,705
8/31/16	$8,995	$8,617
8/31/17	$11,149	$10,731
8/31/18	$10,797	$10,658
8/31/19	$10,561	$10,193
8/31/20	$11,601	$11,669
8/31/21	$13,365	$14,134
8/31/22	$10,060	$11,052
8/31/23	$9,729	$11,191
8/31/24	$11,299	$12,877

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	16.15%	1.36%	1.23%
MSCI Emerging Markets Index (Net)	15.07%	4.79%	2.56%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.08%/1.93% (before and after expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$210,224,919
Number of Portfolio Holdings	103
Portfolio Turnover Rate	111%
Total Investment Advisory Fees Paid	$2,373,049

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	2.2%
China Construction Bank Corp. Class H	1.7%
NVIDIA Corp.	1.7%
Gupshup, Inc., Series F	1.7%
State Street Institutional Treasury Money Market Fund Premier Class	1.6%
SK Hynix, Inc.	1.4%
XPRO India Ltd.	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	20.0%
Industrials	11.2%
Consumer Discretionary	10.3%
Communication Services	7.1%
Health Care	6.5%
Materials	4.8%
Energy	4.7%
Real Estate	1.9%
Consumer Staples	1.5%
Utilities	1.0%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

India	32.1%
China	18.9%
Taiwan	14.8%
Korea	9.1%
Brazil	5.4%
United States	3.7%
South Africa	2.3%
Saudi Arabia	2.3%
Hungary	1.8%
United Arab Emirates	1.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0010 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R3: NEMRX

Neuberger Berman

Emerging Markets Equity Fund

Annual Shareholder Report

August 31, 2024

Class R6: NREMX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$115	1.06%

How did the Fund perform last year?

Global markets were volatile given economic and geopolitical headlines but closed up on optimism about global interest rate cuts. The Fund remained well diversified across emerging market (EM)-linked companies and rebounded from an early deficit to perform well over the year. Relative to the MSCI Emerging Markets Index (Net), both stock selection and sector allocation added to returns. Absolute returns were positive during the second half of the year, driven by healthy, and we believe, sustainable earnings growth across select sectors and expectations that rates will decline.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection, especially within Industrials, Materials and Information Technology

  Stock selection within India and Brazil, and a non-Index allocation to EM-linked US-listed firms

  Stock selection in Financials, Consumer Staples and Utilities

  An allocation to non-Index Hong Kong, a non-Index allocation to EM-linked Argentinian stock, and stock selection in Mexico

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $12,181	MSCI Emerging Markets Index (Net) $12,877
8/31/14	$10,000	$10,000
8/31/15	$7,886	$7,705
8/31/16	$9,120	$8,617
8/31/17	$11,391	$10,731
8/31/18	$11,110	$10,658
8/31/19	$10,949	$10,193
8/31/20	$12,123	$11,669
8/31/21	$14,083	$14,134
8/31/22	$10,684	$11,052
8/31/23	$10,410	$11,191
8/31/24	$12,181	$12,877

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	17.02%	2.16%	1.99%
MSCI Emerging Markets Index (Net)	15.07%	4.79%	2.56%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.22%/1.17% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$210,224,919
Number of Portfolio Holdings	103
Portfolio Turnover Rate	111%
Total Investment Advisory Fees Paid	$2,373,049

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	4.6%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	2.2%
China Construction Bank Corp. Class H	1.7%
NVIDIA Corp.	1.7%
Gupshup, Inc., Series F	1.7%
State Street Institutional Treasury Money Market Fund Premier Class	1.6%
SK Hynix, Inc.	1.4%
XPRO India Ltd.	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	20.0%
Industrials	11.2%
Consumer Discretionary	10.3%
Communication Services	7.1%
Health Care	6.5%
Materials	4.8%
Energy	4.7%
Real Estate	1.9%
Consumer Staples	1.5%
Utilities	1.0%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

India	32.1%
China	18.9%
Taiwan	14.8%
Korea	9.1%
Brazil	5.4%
United States	3.7%
South Africa	2.3%
Saudi Arabia	2.3%
Hungary	1.8%
United Arab Emirates	1.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/emerging-markets-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0011 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R6: NREMX

Neuberger Berman

Equity Income Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NBHIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	0.73%

How did the Fund perform last year?

The performance of the Fund was positive. The Fund’s exposure to cyclicals drove results, while certain Consumer Discretionary and Energy stocks detracted from overall performance. Despite several notable market and geopolitical events, U.S. equities indices achieved new all-time highs over the period. Dividend-paying stocks continued to trade at a discount to the overall market at the end of the period.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Financials, Industrials, and Materials sectors

  At the industry level, stocks across Metals & Mining, Insurance, and Electrical Equipment

  Investments across Consumer Staples, Consumer Discretionary and Energy sectors

  At the industry level, investments across Oil, Gas & Consumable Fuels, Health Care Providers & Services, and Chemicals

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,094,600	Russell 1000® Index $3,295,200	Russell 1000® Value Index $2,336,000
8/31/14	$1,000,000	$1,000,000	$1,000,000
8/31/15	$954,000	$1,004,000	$965,200
8/31/16	$1,078,300	$1,121,400	$1,089,900
8/31/17	$1,203,000	$1,302,500	$1,216,100
8/31/18	$1,330,300	$1,560,700	$1,367,700
8/31/19	$1,370,900	$1,599,600	$1,376,200
8/31/20	$1,391,900	$1,959,500	$1,387,700
8/31/21	$1,720,700	$2,591,400	$1,893,500
8/31/22	$1,722,700	$2,255,500	$1,775,600
8/31/23	$1,765,100	$2,602,900	$1,928,200
8/31/24	$2,094,600	$3,295,200	$2,336,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	18.67%	8.85%	7.67%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.72%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Russell 1000 Index.

Key Fund Statistics

Net Assets	$951,349,883
Number of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,489,978

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	4.1%
AstraZeneca PLC ADR	3.2%
Merck & Co., Inc.	3.2%
Lockheed Martin Corp.	3.1%
JPMorgan Chase & Co.	3.1%
Brixmor Property Group, Inc.	3.0%
Ferrovial SE	2.8%
Wells Fargo & Co.	2.7%
ConocoPhillips	2.7%
International Business Machines Corp.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	18.6%
Financials	14.9%
Materials	10.0%
Energy	8.9%
Real Estate	8.6%
Utilities	8.5%
Health Care	8.3%
Information Technology	8.2%
Consumer Staples	5.5%
Consumer Discretionary	4.7%
Communication Services	3.0%
Convertible Bonds	0.8%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0023 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NBHIX

Neuberger Berman

Equity Income Fund

Annual Shareholder Report

August 31, 2024

Class A: NBHAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.09%

How did the Fund perform last year?

The performance of the Fund was positive. The Fund’s exposure to cyclicals drove results, while certain Consumer Discretionary and Energy stocks detracted from overall performance. Despite several notable market and geopolitical events, U.S. equities indices achieved new all-time highs over the period. Dividend-paying stocks continued to trade at a discount to the overall market at the end of the period.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Financials, Industrials, and Materials sectors

  At the industry level, stocks across Metals & Mining, Insurance, and Electrical Equipment

  Investments across Consumer Staples, Consumer Discretionary and Energy sectors

  At the industry level, investments across Oil, Gas & Consumable Fuels, Health Care Providers & Services, and Chemicals

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $19,019	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$9,425	$10,000	$10,000
2/28/15	$9,425	$10,000	$10,000
8/31/15	$8,953	$10,040	$9,652
8/31/16	$10,085	$11,214	$10,899
8/31/17	$11,212	$13,025	$12,161
8/31/18	$12,356	$15,607	$13,677
8/31/19	$12,687	$15,996	$13,762
8/31/20	$12,831	$19,595	$13,877
8/31/21	$15,807	$25,914	$18,935
8/31/22	$15,765	$22,555	$17,756
8/31/23	$16,095	$26,029	$19,282
8/31/24	$19,019	$32,952	$23,360

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	18.17%	8.43%	7.27%
Class A (including sales charge)	11.36%	7.16%	6.64%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.08%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Russell 1000 Index.

Key Fund Statistics

Net Assets	$951,349,883
Number of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,489,978

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	4.1%
AstraZeneca PLC ADR	3.2%
Merck & Co., Inc.	3.2%
Lockheed Martin Corp.	3.1%
JPMorgan Chase & Co.	3.1%
Brixmor Property Group, Inc.	3.0%
Ferrovial SE	2.8%
Wells Fargo & Co.	2.7%
ConocoPhillips	2.7%
International Business Machines Corp.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	18.6%
Financials	14.9%
Materials	10.0%
Energy	8.9%
Real Estate	8.6%
Utilities	8.5%
Health Care	8.3%
Information Technology	8.2%
Consumer Staples	5.5%
Consumer Discretionary	4.7%
Communication Services	3.0%
Convertible Bonds	0.8%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0019 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NBHAX

Neuberger Berman

Equity Income Fund

Annual Shareholder Report

August 31, 2024

Class C: NBHCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.84%

How did the Fund perform last year?

The performance of the Fund was positive. The Fund’s exposure to cyclicals drove results, while certain Consumer Discretionary and Energy stocks detracted from overall performance. Despite several notable market and geopolitical events, U.S. equities indices achieved new all-time highs over the period. Dividend-paying stocks continued to trade at a discount to the overall market at the end of the period.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Financials, Industrials, and Materials sectors

  At the industry level, stocks across Metals & Mining, Insurance, and Electrical Equipment

  Investments across Consumer Staples, Consumer Discretionary and Energy sectors

  At the industry level, investments across Oil, Gas & Consumable Fuels, Health Care Providers & Services, and Chemicals

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $18,733	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,435	$10,040	$9,652
8/31/16	$10,546	$11,214	$10,899
8/31/17	$11,636	$13,025	$12,161
8/31/18	$12,726	$15,607	$13,677
8/31/19	$12,968	$15,996	$13,762
8/31/20	$13,018	$19,595	$13,877
8/31/21	$15,915	$25,914	$18,935
8/31/22	$15,759	$22,555	$17,756
8/31/23	$15,960	$26,029	$19,282
8/31/24	$18,733	$32,952	$23,360

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	17.38%	7.63%	6.48%
Class C (including sales charge)	16.38%	7.63%	6.48%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.83%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Russell 1000 Index.

Key Fund Statistics

Net Assets	$951,349,883
Number of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,489,978

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	4.1%
AstraZeneca PLC ADR	3.2%
Merck & Co., Inc.	3.2%
Lockheed Martin Corp.	3.1%
JPMorgan Chase & Co.	3.1%
Brixmor Property Group, Inc.	3.0%
Ferrovial SE	2.8%
Wells Fargo & Co.	2.7%
ConocoPhillips	2.7%
International Business Machines Corp.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	18.6%
Financials	14.9%
Materials	10.0%
Energy	8.9%
Real Estate	8.6%
Utilities	8.5%
Health Care	8.3%
Information Technology	8.2%
Consumer Staples	5.5%
Consumer Discretionary	4.7%
Communication Services	3.0%
Convertible Bonds	0.8%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0022 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NBHCX

Neuberger Berman

Equity Income Fund

Annual Shareholder Report

August 31, 2024

Class R3: NBHRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$149	1.37%

How did the Fund perform last year?

The performance of the Fund was positive. The Fund’s exposure to cyclicals drove results, while certain Consumer Discretionary and Energy stocks detracted from overall performance. Despite several notable market and geopolitical events, U.S. equities indices achieved new all-time highs over the period. Dividend-paying stocks continued to trade at a discount to the overall market at the end of the period.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Financials, Industrials, and Materials sectors

  At the industry level, stocks across Metals & Mining, Insurance, and Electrical Equipment

  Investments across Consumer Staples, Consumer Discretionary and Energy sectors

  At the industry level, investments across Oil, Gas & Consumable Fuels, Health Care Providers & Services, and Chemicals

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $19,624	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,478	$10,040	$9,652
8/31/16	$10,641	$11,214	$10,899
8/31/17	$11,798	$13,025	$12,161
8/31/18	$12,970	$15,607	$13,677
8/31/19	$13,282	$15,996	$13,762
8/31/20	$13,390	$19,595	$13,877
8/31/21	$16,446	$25,914	$18,935
8/31/22	$16,362	$22,555	$17,756
8/31/23	$16,645	$26,029	$19,282
8/31/24	$19,624	$32,952	$23,360

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	17.90%	8.12%	6.97%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.37%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Russell 1000 Index.

Key Fund Statistics

Net Assets	$951,349,883
Number of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,489,978

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	4.1%
AstraZeneca PLC ADR	3.2%
Merck & Co., Inc.	3.2%
Lockheed Martin Corp.	3.1%
JPMorgan Chase & Co.	3.1%
Brixmor Property Group, Inc.	3.0%
Ferrovial SE	2.8%
Wells Fargo & Co.	2.7%
ConocoPhillips	2.7%
International Business Machines Corp.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	18.6%
Financials	14.9%
Materials	10.0%
Energy	8.9%
Real Estate	8.6%
Utilities	8.5%
Health Care	8.3%
Information Technology	8.2%
Consumer Staples	5.5%
Consumer Discretionary	4.7%
Communication Services	3.0%
Convertible Bonds	0.8%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0021 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R3: NBHRX

Neuberger Berman

Equity Income Fund

Annual Shareholder Report

August 31, 2024

Class E: NBHEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$7	0.06%

How did the Fund perform last year?

The performance of the Fund was positive. The Fund’s exposure to cyclicals drove results, while certain Consumer Discretionary and Energy stocks detracted from overall performance. Despite several notable market and geopolitical events, U.S. equities indices achieved new all-time highs over the period. Dividend-paying stocks continued to trade at a discount to the overall market at the end of the period.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Financials, Industrials, and Materials sectors

  At the industry level, stocks across Metals & Mining, Insurance, and Electrical Equipment

  Investments across Consumer Staples, Consumer Discretionary and Energy sectors

  At the industry level, investments across Oil, Gas & Consumable Fuels, Health Care Providers & Services, and Chemicals

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $21,318	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,540	$10,040	$9,652
8/31/16	$10,783	$11,214	$10,899
8/31/17	$12,030	$13,025	$12,161
8/31/18	$13,303	$15,607	$13,677
8/31/19	$13,709	$15,996	$13,762
8/31/20	$13,919	$19,595	$13,877
8/31/21	$17,207	$25,914	$18,935
8/31/22	$17,297	$22,555	$17,756
8/31/23	$17,845	$26,029	$19,282
8/31/24	$21,318	$32,952	$23,360

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class E	19.46%	9.23%	7.86%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                    Class E: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.57%/0.06% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Russell 1000 Index.

Key Fund Statistics

Net Assets	$951,349,883
Number of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Investment Advisory Fees Paid	$4,489,978

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	4.1%
AstraZeneca PLC ADR	3.2%
Merck & Co., Inc.	3.2%
Lockheed Martin Corp.	3.1%
JPMorgan Chase & Co.	3.1%
Brixmor Property Group, Inc.	3.0%
Ferrovial SE	2.8%
Wells Fargo & Co.	2.7%
ConocoPhillips	2.7%
International Business Machines Corp.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	18.6%
Financials	14.9%
Materials	10.0%
Energy	8.9%
Real Estate	8.6%
Utilities	8.5%
Health Care	8.3%
Information Technology	8.2%
Consumer Staples	5.5%
Consumer Discretionary	4.7%
Communication Services	3.0%
Convertible Bonds	0.8%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/equity-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0020 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class E: NBHEX

Neuberger Berman

Focus Fund

Annual Shareholder Report

August 31, 2024

Investor Class: NBSSX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	0.91%

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the year ended August 31, 2024. Performance was driven by the Communication Services and Health Care sectors, whereas the Consumer Staples and Consumer Discretionary sectors detracted the most from relative returns. The Fund's  largest stock contributors during the year were NVIDIA and Meta Platforms, whereas DraftKings and Mercedes-Benz were the most significant detractors. Mercedes-Benz was sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  Communication Services sector

  Health Care sector

  Consumer Staples sector

  Consumer Discretionary sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $22,893	MSCI All Country World Index (Net) $23,192
8/31/14	$10,000	$10,000
8/31/15	$10,049	$9,371
8/31/16	$10,721	$10,050
8/31/17	$12,523	$11,770
8/31/18	$14,157	$13,113
8/31/19	$13,825	$13,077
8/31/20	$17,442	$15,237
8/31/21	$23,034	$19,601
8/31/22	$16,199	$16,488
8/31/23	$18,114	$18,788
8/31/24	$22,893	$23,192

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	26.38%	10.61%	8.64%
MSCI All Country World Index (Net)	23.44%	12.14%	8.78%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.92%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$719,225,857
Number of Portfolio Holdings	51
Portfolio Turnover Rate	38%
Total Investment Advisory Fees Paid	$3,485,221

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.2%
Microsoft Corp.	4.8%
Meta Platforms, Inc. Class A	4.4%
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Alphabet, Inc. Class C	3.7%
Boston Scientific Corp.	3.7%
Deutsche Telekom AG	3.5%
Constellation Software, Inc.	2.9%
Visa, Inc. Class A	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.9%
Consumer Discretionary	13.7%
Communication Services	11.6%
Financials	11.3%
Industrials	10.7%
Health Care	10.0%
Materials	3.5%
Consumer Staples	3.1%
Energy	2.8%
Utilities	1.8%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0029 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Investor Class: NBSSX

Neuberger Berman

Focus Fund

Annual Shareholder Report

August 31, 2024

Trust Class: NBFCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$126	1.11%

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the year ended August 31, 2024. Performance was driven by the Communication Services and Health Care sectors, whereas the Consumer Staples and Consumer Discretionary sectors detracted the most from relative returns. The Fund's  largest stock contributors during the year were NVIDIA and Meta Platforms, whereas DraftKings and Mercedes-Benz were the most significant detractors. Mercedes-Benz was sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  Communication Services sector

  Health Care sector

  Consumer Staples sector

  Consumer Discretionary sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $22,454	MSCI All Country World Index (Net) $23,192
8/31/14	$10,000	$10,000
8/31/15	$10,026	$9,371
8/31/16	$10,678	$10,050
8/31/17	$12,452	$11,770
8/31/18	$14,056	$13,113
8/31/19	$13,701	$13,077
8/31/20	$17,251	$15,237
8/31/21	$22,733	$19,601
8/31/22	$15,954	$16,488
8/31/23	$17,802	$18,788
8/31/24	$22,454	$23,192

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	26.13%	10.38%	8.42%
MSCI All Country World Index (Net)	23.44%	12.14%	8.78%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.12%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$719,225,857
Number of Portfolio Holdings	51
Portfolio Turnover Rate	38%
Total Investment Advisory Fees Paid	$3,485,221

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.2%
Microsoft Corp.	4.8%
Meta Platforms, Inc. Class A	4.4%
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Alphabet, Inc. Class C	3.7%
Boston Scientific Corp.	3.7%
Deutsche Telekom AG	3.5%
Constellation Software, Inc.	2.9%
Visa, Inc. Class A	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.9%
Consumer Discretionary	13.7%
Communication Services	11.6%
Financials	11.3%
Industrials	10.7%
Health Care	10.0%
Materials	3.5%
Consumer Staples	3.1%
Energy	2.8%
Utilities	1.8%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0030 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Trust Class: NBFCX

Neuberger Berman

Focus Fund

Annual Shareholder Report

August 31, 2024

Advisor Class: NBFAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$151	1.34%

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the year ended August 31, 2024. Performance was driven by the Communication Services and Health Care sectors, whereas the Consumer Staples and Consumer Discretionary sectors detracted the most from relative returns. The Fund's  largest stock contributors during the year were NVIDIA and Meta Platforms, whereas DraftKings and Mercedes-Benz were the most significant detractors. Mercedes-Benz was sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  Communication Services sector

  Health Care sector

  Consumer Staples sector

  Consumer Discretionary sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $22,073	MSCI All Country World Index (Net) $23,192
8/31/14	$10,000	$10,000
8/31/15	$10,015	$9,371
8/31/16	$10,649	$10,050
8/31/17	$12,408	$11,770
8/31/18	$13,973	$13,113
8/31/19	$13,599	$13,077
8/31/20	$17,094	$15,237
8/31/21	$22,476	$19,601
8/31/22	$15,749	$16,488
8/31/23	$17,537	$18,788
8/31/24	$22,073	$23,192

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	25.87%	10.17%	8.24%
MSCI All Country World Index (Net)	23.44%	12.14%	8.78%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Advisor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.35%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$719,225,857
Number of Portfolio Holdings	51
Portfolio Turnover Rate	38%
Total Investment Advisory Fees Paid	$3,485,221

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.2%
Microsoft Corp.	4.8%
Meta Platforms, Inc. Class A	4.4%
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Alphabet, Inc. Class C	3.7%
Boston Scientific Corp.	3.7%
Deutsche Telekom AG	3.5%
Constellation Software, Inc.	2.9%
Visa, Inc. Class A	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.9%
Consumer Discretionary	13.7%
Communication Services	11.6%
Financials	11.3%
Industrials	10.7%
Health Care	10.0%
Materials	3.5%
Consumer Staples	3.1%
Energy	2.8%
Utilities	1.8%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0034 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Advisor Class: NBFAX

Neuberger Berman

Focus Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NFALX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.75%

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the year ended August 31, 2024. Performance was driven by the Communication Services and Health Care sectors, whereas the Consumer Staples and Consumer Discretionary sectors detracted the most from relative returns. The Fund's  largest stock contributors during the year were NVIDIA and Meta Platforms, whereas DraftKings and Mercedes-Benz were the most significant detractors. Mercedes-Benz was sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  Communication Services sector

  Health Care sector

  Consumer Staples sector

  Consumer Discretionary sector

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,325,200	MSCI All Country World Index (Net) $2,319,200
8/31/14	$1,000,000	$1,000,000
8/31/15	$1,006,500	$937,100
8/31/16	$1,075,600	$1,005,000
8/31/17	$1,258,800	$1,177,000
8/31/18	$1,424,900	$1,311,300
8/31/19	$1,394,300	$1,307,700
8/31/20	$1,761,300	$1,523,700
8/31/21	$2,329,300	$1,960,100
8/31/22	$1,640,600	$1,648,800
8/31/23	$1,836,800	$1,878,800
8/31/24	$2,325,200	$2,319,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	26.59%	10.77%	8.80%
MSCI All Country World Index (Net)	23.44%	12.14%	8.78%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.77%/0.76% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$719,225,857
Number of Portfolio Holdings	51
Portfolio Turnover Rate	38%
Total Investment Advisory Fees Paid	$3,485,221

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.2%
Microsoft Corp.	4.8%
Meta Platforms, Inc. Class A	4.4%
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Alphabet, Inc. Class C	3.7%
Boston Scientific Corp.	3.7%
Deutsche Telekom AG	3.5%
Constellation Software, Inc.	2.9%
Visa, Inc. Class A	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.9%
Consumer Discretionary	13.7%
Communication Services	11.6%
Financials	11.3%
Industrials	10.7%
Health Care	10.0%
Materials	3.5%
Consumer Staples	3.1%
Energy	2.8%
Utilities	1.8%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0033 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NFALX

Neuberger Berman

Focus Fund

Annual Shareholder Report

August 31, 2024

Class A: NFAAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.11%

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the year ended August 31, 2024. Performance was driven by the Communication Services and Health Care sectors, whereas the Consumer Staples and Consumer Discretionary sectors detracted the most from relative returns. The Fund's  largest stock contributors during the year were NVIDIA and Meta Platforms, whereas DraftKings and Mercedes-Benz were the most significant detractors. Mercedes-Benz was sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  Communication Services sector

  Health Care sector

  Consumer Staples sector

  Consumer Discretionary sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $21,136	MSCI All Country World Index (Net) $23,192
8/31/14	$9,425	$10,000
8/31/15	$9,448	$9,371
8/31/16	$10,064	$10,050
8/31/17	$11,732	$11,770
8/31/18	$13,235	$13,113
8/31/19	$12,902	$13,077
8/31/20	$16,244	$15,237
8/31/21	$21,398	$19,601
8/31/22	$15,016	$16,488
8/31/23	$16,758	$18,788
8/31/24	$21,136	$23,192

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	26.12%	10.38%	8.41%
Class A (including sales charge)	18.85%	9.07%	7.77%
MSCI All Country World Index (Net)	23.44%	12.14%	8.78%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.15%/1.12% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$719,225,857
Number of Portfolio Holdings	51
Portfolio Turnover Rate	38%
Total Investment Advisory Fees Paid	$3,485,221

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.2%
Microsoft Corp.	4.8%
Meta Platforms, Inc. Class A	4.4%
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Alphabet, Inc. Class C	3.7%
Boston Scientific Corp.	3.7%
Deutsche Telekom AG	3.5%
Constellation Software, Inc.	2.9%
Visa, Inc. Class A	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.9%
Consumer Discretionary	13.7%
Communication Services	11.6%
Financials	11.3%
Industrials	10.7%
Health Care	10.0%
Materials	3.5%
Consumer Staples	3.1%
Energy	2.8%
Utilities	1.8%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0031 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NFAAX

Neuberger Berman

Focus Fund

Annual Shareholder Report

August 31, 2024

Class C: NFACX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.86%

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the year ended August 31, 2024. Performance was driven by the Communication Services and Health Care sectors, whereas the Consumer Staples and Consumer Discretionary sectors detracted the most from relative returns. The Fund's  largest stock contributors during the year were NVIDIA and Meta Platforms, whereas DraftKings and Mercedes-Benz were the most significant detractors. Mercedes-Benz was sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  Communication Services sector

  Health Care sector

  Consumer Staples sector

  Consumer Discretionary sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $20,807	MSCI All Country World Index (Net) $23,192
8/31/14	$10,000	$10,000
8/31/15	$9,950	$9,371
8/31/16	$10,522	$10,050
8/31/17	$12,180	$11,770
8/31/18	$13,632	$13,113
8/31/19	$13,189	$13,077
8/31/20	$16,481	$15,237
8/31/21	$21,550	$19,601
8/31/22	$15,010	$16,488
8/31/23	$16,625	$18,788
8/31/24	$20,807	$23,192

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	25.16%	9.55%	7.60%
Class C (including sales charge)	24.16%	9.55%	7.60%
MSCI All Country World Index (Net)	23.44%	12.14%	8.78%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.96%/1.87% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC). The CDSC is 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$719,225,857
Number of Portfolio Holdings	51
Portfolio Turnover Rate	38%
Total Investment Advisory Fees Paid	$3,485,221

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.2%
Microsoft Corp.	4.8%
Meta Platforms, Inc. Class A	4.4%
NVIDIA Corp.	4.0%
Apple, Inc.	4.0%
Alphabet, Inc. Class C	3.7%
Boston Scientific Corp.	3.7%
Deutsche Telekom AG	3.5%
Constellation Software, Inc.	2.9%
Visa, Inc. Class A	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.9%
Consumer Discretionary	13.7%
Communication Services	11.6%
Financials	11.3%
Industrials	10.7%
Health Care	10.0%
Materials	3.5%
Consumer Staples	3.1%
Energy	2.8%
Utilities	1.8%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/focus-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0032 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NFACX

Neuberger Berman

Genesis Fund

Annual Shareholder Report

August 31, 2024

Investor Class: NBGNX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$106	0.99%

How did the Fund perform last year?

Investor sentiment oscillated between risk tolerance and aversion. The Fund, with its emphasis on high-quality businesses, delivered performance in line with our expectations. It outperformed during down markets when investors were cautious and gravitated towards companies with stable profits and healthy balance sheets. Conversely, it underperformed in up markets when investors sought out firms with higher cyclicality and leverage.

Performance Attribution

Top Contributors

Top Detractors

  Holdings in the Industrials, Energy, and Materials sectors and Software and Hotels Restaurants & Leisure industries

  Holdings in the Semiconductors & Semiconductor Equipment and Automobile Component industries

  Lack of exposure to a low-quality artificial intelligence name and speculative Biotechnology companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $25,768	Russell 3000® Index $32,071	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000
8/31/15	$10,152	$10,036	$10,003
8/31/16	$11,313	$11,184	$10,862
8/31/17	$12,466	$12,980	$12,483
8/31/18	$15,798	$15,608	$15,659
8/31/19	$15,881	$15,813	$13,640
8/31/20	$18,021	$19,203	$14,461
8/31/21	$23,948	$25,548	$21,270
8/31/22	$20,444	$22,155	$17,466
8/31/23	$22,416	$25,424	$18,278
8/31/24	$25,768	$32,071	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	14.95%	10.16%	9.93%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.00%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$10,556,129,386
Number of Portfolio Holdings	112
Portfolio Turnover Rate	13%
Total Investment Advisory Fees Paid	$64,885,976

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Fair Isaac Corp.	2.2%
Manhattan Associates, Inc.	2.2%
Kirby Corp.	2.1%
Tetra Tech, Inc.	2.0%
SPS Commerce, Inc.	2.0%
RBC Bearings, Inc.	1.9%
CSW Industrials, Inc.	1.9%
Eagle Materials, Inc.	1.9%
Valmont Industries, Inc.	1.7%
Chemed Corp.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.2%
Information Technology	19.9%
Financials	12.4%
Consumer Discretionary	9.2%
Health Care	9.1%
Energy	6.3%
Materials	3.9%
Real Estate	2.0%
Consumer Staples	1.9%
Communication Services	1.7%
Utilities	0.7%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0042 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Investor Class: NBGNX

Neuberger Berman

Genesis Fund

Annual Shareholder Report

August 31, 2024

Trust Class: NBGEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$117	1.09%

How did the Fund perform last year?

Investor sentiment oscillated between risk tolerance and aversion. The Fund, with its emphasis on high-quality businesses, delivered performance in line with our expectations. It outperformed during down markets when investors were cautious and gravitated towards companies with stable profits and healthy balance sheets. Conversely, it underperformed in up markets when investors sought out firms with higher cyclicality and leverage.

Performance Attribution

Top Contributors

Top Detractors

  Holdings in the Industrials, Energy, and Materials sectors and Software and Hotels Restaurants & Leisure industries

  Holdings in the Semiconductors & Semiconductor Equipment and Automobile Component industries

  Lack of exposure to a low-quality artificial intelligence name and speculative Biotechnology companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $25,547	Russell 3000® Index $32,071	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000
8/31/15	$10,141	$10,036	$10,003
8/31/16	$11,293	$11,184	$10,862
8/31/17	$12,435	$12,980	$12,483
8/31/18	$15,748	$15,608	$15,659
8/31/19	$15,816	$15,813	$13,640
8/31/20	$17,932	$19,203	$14,461
8/31/21	$23,809	$25,548	$21,270
8/31/22	$20,308	$22,155	$17,466
8/31/23	$22,242	$25,424	$18,278
8/31/24	$25,547	$32,071	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	14.86%	10.06%	9.83%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.09%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$10,556,129,386
Number of Portfolio Holdings	112
Portfolio Turnover Rate	13%
Total Investment Advisory Fees Paid	$64,885,976

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Fair Isaac Corp.	2.2%
Manhattan Associates, Inc.	2.2%
Kirby Corp.	2.1%
Tetra Tech, Inc.	2.0%
SPS Commerce, Inc.	2.0%
RBC Bearings, Inc.	1.9%
CSW Industrials, Inc.	1.9%
Eagle Materials, Inc.	1.9%
Valmont Industries, Inc.	1.7%
Chemed Corp.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.2%
Information Technology	19.9%
Financials	12.4%
Consumer Discretionary	9.2%
Health Care	9.1%
Energy	6.3%
Materials	3.9%
Real Estate	2.0%
Consumer Staples	1.9%
Communication Services	1.7%
Utilities	0.7%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0043 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Trust Class: NBGEX

Neuberger Berman

Genesis Fund

Annual Shareholder Report

August 31, 2024

Advisor Class: NBGAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$144	1.34%

How did the Fund perform last year?

Investor sentiment oscillated between risk tolerance and aversion. The Fund, with its emphasis on high-quality businesses, delivered performance in line with our expectations. It outperformed during down markets when investors were cautious and gravitated towards companies with stable profits and healthy balance sheets. Conversely, it underperformed in up markets when investors sought out firms with higher cyclicality and leverage.

Performance Attribution

Top Contributors

Top Detractors

  Holdings in the Industrials, Energy, and Materials sectors and Software and Hotels Restaurants & Leisure industries

  Holdings in the Semiconductors & Semiconductor Equipment and Automobile Component industries

  Lack of exposure to a low-quality artificial intelligence name and speculative Biotechnology companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $24,886	Russell 3000® Index $32,071	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000
8/31/15	$10,111	$10,036	$10,003
8/31/16	$11,230	$11,184	$10,862
8/31/17	$12,332	$12,980	$12,483
8/31/18	$15,576	$15,608	$15,659
8/31/19	$15,604	$15,813	$13,640
8/31/20	$17,649	$19,203	$14,461
8/31/21	$23,372	$25,548	$21,270
8/31/22	$19,881	$22,155	$17,466
8/31/23	$21,724	$25,424	$18,278
8/31/24	$24,886	$32,071	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	14.55%	9.78%	9.55%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Advisor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.34%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$10,556,129,386
Number of Portfolio Holdings	112
Portfolio Turnover Rate	13%
Total Investment Advisory Fees Paid	$64,885,976

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Fair Isaac Corp.	2.2%
Manhattan Associates, Inc.	2.2%
Kirby Corp.	2.1%
Tetra Tech, Inc.	2.0%
SPS Commerce, Inc.	2.0%
RBC Bearings, Inc.	1.9%
CSW Industrials, Inc.	1.9%
Eagle Materials, Inc.	1.9%
Valmont Industries, Inc.	1.7%
Chemed Corp.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.2%
Information Technology	19.9%
Financials	12.4%
Consumer Discretionary	9.2%
Health Care	9.1%
Energy	6.3%
Materials	3.9%
Real Estate	2.0%
Consumer Staples	1.9%
Communication Services	1.7%
Utilities	0.7%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0046 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Advisor Class: NBGAX

Neuberger Berman

Genesis Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NBGIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.84%

How did the Fund perform last year?

Investor sentiment oscillated between risk tolerance and aversion. The Fund, with its emphasis on high-quality businesses, delivered performance in line with our expectations. It outperformed during down markets when investors were cautious and gravitated towards companies with stable profits and healthy balance sheets. Conversely, it underperformed in up markets when investors sought out firms with higher cyclicality and leverage.

Performance Attribution

Top Contributors

Top Detractors

  Holdings in the Industrials, Energy, and Materials sectors and Software and Hotels Restaurants & Leisure industries

  Holdings in the Semiconductors & Semiconductor Equipment and Automobile Component industries

  Lack of exposure to a low-quality artificial intelligence name and speculative Biotechnology companies

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,619,200	Russell 3000® Index $3,207,100	Russell 2000® Index $2,165,500
8/31/14	$1,000,000	$1,000,000	$1,000,000
8/31/15	$1,016,800	$1,003,600	$1,000,300
8/31/16	$1,134,900	$1,118,400	$1,086,200
8/31/17	$1,252,900	$1,298,000	$1,248,300
8/31/18	$1,590,700	$1,560,800	$1,565,900
8/31/19	$1,601,700	$1,581,300	$1,364,000
8/31/20	$1,820,300	$1,920,300	$1,446,100
8/31/21	$2,422,900	$2,554,800	$2,127,000
8/31/22	$2,071,600	$2,215,500	$1,746,600
8/31/23	$2,275,000	$2,542,400	$1,827,800
8/31/24	$2,619,200	$3,207,100	$2,165,500

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	15.13%	10.34%	10.11%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.84%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$10,556,129,386
Number of Portfolio Holdings	112
Portfolio Turnover Rate	13%
Total Investment Advisory Fees Paid	$64,885,976

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Fair Isaac Corp.	2.2%
Manhattan Associates, Inc.	2.2%
Kirby Corp.	2.1%
Tetra Tech, Inc.	2.0%
SPS Commerce, Inc.	2.0%
RBC Bearings, Inc.	1.9%
CSW Industrials, Inc.	1.9%
Eagle Materials, Inc.	1.9%
Valmont Industries, Inc.	1.7%
Chemed Corp.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.2%
Information Technology	19.9%
Financials	12.4%
Consumer Discretionary	9.2%
Health Care	9.1%
Energy	6.3%
Materials	3.9%
Real Estate	2.0%
Consumer Staples	1.9%
Communication Services	1.7%
Utilities	0.7%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0044 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NBGIX

Neuberger Berman

Genesis Fund

Annual Shareholder Report

August 31, 2024

Class R6: NRGSX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.74%

How did the Fund perform last year?

Investor sentiment oscillated between risk tolerance and aversion. The Fund, with its emphasis on high-quality businesses, delivered performance in line with our expectations. It outperformed during down markets when investors were cautious and gravitated towards companies with stable profits and healthy balance sheets. Conversely, it underperformed in up markets when investors sought out firms with higher cyclicality and leverage.

Performance Attribution

Top Contributors

Top Detractors

  Holdings in the Industrials, Energy, and Materials sectors and Software and Hotels Restaurants & Leisure industries

  Holdings in the Semiconductors & Semiconductor Equipment and Automobile Component industries

  Lack of exposure to a low-quality artificial intelligence name and speculative Biotechnology companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $26,421	Russell 3000® Index $32,071	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000
8/31/15	$10,175	$10,036	$10,003
8/31/16	$11,365	$11,184	$10,862
8/31/17	$12,555	$12,980	$12,483
8/31/18	$15,953	$15,608	$15,659
8/31/19	$16,080	$15,813	$13,640
8/31/20	$18,290	$19,203	$14,461
8/31/21	$24,369	$25,548	$21,270
8/31/22	$20,857	$22,155	$17,466
8/31/23	$22,926	$25,424	$18,278
8/31/24	$26,421	$32,071	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	15.24%	10.44%	10.20%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.74%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$10,556,129,386
Number of Portfolio Holdings	112
Portfolio Turnover Rate	13%
Total Investment Advisory Fees Paid	$64,885,976

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Fair Isaac Corp.	2.2%
Manhattan Associates, Inc.	2.2%
Kirby Corp.	2.1%
Tetra Tech, Inc.	2.0%
SPS Commerce, Inc.	2.0%
RBC Bearings, Inc.	1.9%
CSW Industrials, Inc.	1.9%
Eagle Materials, Inc.	1.9%
Valmont Industries, Inc.	1.7%
Chemed Corp.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.2%
Information Technology	19.9%
Financials	12.4%
Consumer Discretionary	9.2%
Health Care	9.1%
Energy	6.3%
Materials	3.9%
Real Estate	2.0%
Consumer Staples	1.9%
Communication Services	1.7%
Utilities	0.7%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0045 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R6: NRGSX

Neuberger Berman

Genesis Fund

Annual Shareholder Report

August 31, 2024

Class E: NRGEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$3	0.03%

How did the Fund perform last year?

Investor sentiment oscillated between risk tolerance and aversion. The Fund, with its emphasis on high-quality businesses, delivered performance in line with our expectations. It outperformed during down markets when investors were cautious and gravitated towards companies with stable profits and healthy balance sheets. Conversely, it underperformed in up markets when investors sought out firms with higher cyclicality and leverage.

Performance Attribution

Top Contributors

Top Detractors

  Holdings in the Industrials, Energy, and Materials sectors and Software and Hotels Restaurants & Leisure industries

  Holdings in the Semiconductors & Semiconductor Equipment and Automobile Component industries

  Lack of exposure to a low-quality artificial intelligence name and speculative Biotechnology companies

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $26,435	Russell 3000® Index $32,071	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000
8/31/15	$10,152	$10,036	$10,003
8/31/16	$11,313	$11,184	$10,862
8/31/17	$12,466	$12,980	$12,483
8/31/18	$15,798	$15,608	$15,659
8/31/19	$15,881	$15,813	$13,640
8/31/20	$18,021	$19,203	$14,461
8/31/21	$23,948	$25,548	$21,270
8/31/22	$20,572	$22,155	$17,466
8/31/23	$22,774	$25,424	$18,278
8/31/24	$26,435	$32,071	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class E	16.08%	10.73%	10.21%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class E: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.69%/0.03% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$10,556,129,386
Number of Portfolio Holdings	112
Portfolio Turnover Rate	13%
Total Investment Advisory Fees Paid	$64,885,976

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Fair Isaac Corp.	2.2%
Manhattan Associates, Inc.	2.2%
Kirby Corp.	2.1%
Tetra Tech, Inc.	2.0%
SPS Commerce, Inc.	2.0%
RBC Bearings, Inc.	1.9%
CSW Industrials, Inc.	1.9%
Eagle Materials, Inc.	1.9%
Valmont Industries, Inc.	1.7%
Chemed Corp.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.2%
Information Technology	19.9%
Financials	12.4%
Consumer Discretionary	9.2%
Health Care	9.1%
Energy	6.3%
Materials	3.9%
Real Estate	2.0%
Consumer Staples	1.9%
Communication Services	1.7%
Utilities	0.7%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/genesis-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0041 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class E: NRGEX

Neuberger Berman

International Equity Fund

Annual Shareholder Report

August 31, 2024

Investor Class: NIQVX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$123	1.11%

How did the Fund perform last year?

The Fund performed well over the year, with positive contributions from stock selection and sector allocation. While markets continued processing economic, political and monetary policy updates, the portfolio managers focused on earnings. The Fund remained well diversified, favoring what it believed to be quality businesses with resilient earnings streams and attractive growth prospects. This included a diverse set of Industrials and Information Technology (IT) names. Within IT, while headlines were dominated by the artificial intelligence-related Semiconductor segment, IT Services and Software names also performed extremely well for the Fund.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT and Consumer Discretionary

  Relative to the MSCI EAFE® Index (Net) (the Index), an overweight allocation to the IT sector and an underweight allocation to Consumer Discretionary

  Stock selection in Japan and the UK and, relative to the Index, an overweight to the Netherlands

  Stock selection, particularly in Industrials

  An underweight to Financials relative to the Index

  Stock selection in Switzerland and Denmark, and a non-Index allocation to the U.S.

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $17,470	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,629	$9,253
8/31/16	$10,072	$9,242
8/31/17	$11,680	$10,872
8/31/18	$12,251	$11,349
8/31/19	$11,732	$10,980
8/31/20	$13,538	$11,653
8/31/21	$17,362	$14,697
8/31/22	$12,600	$11,787
8/31/23	$14,455	$13,899
8/31/24	$17,470	$16,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	20.86%	8.29%	5.74%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.22%.  Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,124,004,319
Number of Portfolio Holdings	95
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$6,416,618

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Experian PLC	1.8%
Oracle Corp. Japan	1.6%
Resona Holdings, Inc.	1.6%
BAE Systems PLC	1.6%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.0%
Financials	19.4%
Information Technology	17.1%
Health Care	16.0%
Consumer Staples	8.8%
Consumer Discretionary	5.5%
Materials	3.2%
Energy	3.1%
Communication Services	2.5%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

Japan	22.0%
United Kingdom	21.9%
Switzerland	9.1%
Germany	8.8%
Netherlands	8.6%
United States	8.0%
Italy	4.6%
Denmark	3.9%
France	3.0%
Ireland	2.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0061 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Investor Class: NIQVX

Neuberger Berman

International Equity Fund

Annual Shareholder Report

August 31, 2024

Trust Class: NIQTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$129	1.17%

How did the Fund perform last year?

The Fund performed well over the year, with positive contributions from stock selection and sector allocation. While markets continued processing economic, political and monetary policy updates, the portfolio managers focused on earnings. The Fund remained well diversified, favoring what it believed to be quality businesses with resilient earnings streams and attractive growth prospects. This included a diverse set of Industrials and Information Technology (IT) names. Within IT, while headlines were dominated by the artificial intelligence-related Semiconductor segment, IT Services and Software names also performed extremely well for the Fund.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT and Consumer Discretionary

  Relative to the MSCI EAFE® Index (Net) (the Index), an overweight allocation to the IT sector and an underweight allocation to Consumer Discretionary

  Stock selection in Japan and the UK and, relative to the Index, an overweight to the Netherlands

  Stock selection, particularly in Industrials

  An underweight to Financials relative to the Index

  Stock selection in Switzerland and Denmark, and a non-Index allocation to the U.S.

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $17,377	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,618	$9,253
8/31/16	$10,060	$9,242
8/31/17	$11,662	$10,872
8/31/18	$12,227	$11,349
8/31/19	$11,695	$10,980
8/31/20	$13,498	$11,653
8/31/21	$17,300	$14,697
8/31/22	$12,544	$11,787
8/31/23	$14,383	$13,899
8/31/24	$17,377	$16,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	20.81%	8.24%	5.68%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.28%/1.23% (before and after any expense reimbursements and/or fee waivers, respectively).  Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,124,004,319
Number of Portfolio Holdings	95
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$6,416,618

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Experian PLC	1.8%
Oracle Corp. Japan	1.6%
Resona Holdings, Inc.	1.6%
BAE Systems PLC	1.6%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.0%
Financials	19.4%
Information Technology	17.1%
Health Care	16.0%
Consumer Staples	8.8%
Consumer Discretionary	5.5%
Materials	3.2%
Energy	3.1%
Communication Services	2.5%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

Japan	22.0%
United Kingdom	21.9%
Switzerland	9.1%
Germany	8.8%
Netherlands	8.6%
United States	8.0%
Italy	4.6%
Denmark	3.9%
France	3.0%
Ireland	2.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0062 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Trust Class: NIQTX

Neuberger Berman

International Equity Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NBIIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.89%

How did the Fund perform last year?

The Fund performed well over the year, with positive contributions from stock selection and sector allocation. While markets continued processing economic, political and monetary policy updates, the portfolio managers focused on earnings. The Fund remained well diversified, favoring what it believed to be quality businesses with resilient earnings streams and attractive growth prospects. This included a diverse set of Industrials and Information Technology (IT) names. Within IT, while headlines were dominated by the artificial intelligence-related Semiconductor segment, IT Services and Software names also performed extremely well for the Fund.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT and Consumer Discretionary

  Relative to the MSCI EAFE® Index (Net) (the Index), an overweight allocation to the IT sector and an underweight allocation to Consumer Discretionary

  Stock selection in Japan and the UK and, relative to the Index, an overweight to the Netherlands

  Stock selection, particularly in Industrials

  An underweight to Financials relative to the Index

  Stock selection in Switzerland and Denmark, and a non-Index allocation to the U.S.

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,780,900	MSCI EAFE® Index (Net) $1,659,600
8/31/14	$1,000,000	$1,000,000
8/31/15	$964,900	$925,300
8/31/16	$1,011,100	$924,200
8/31/17	$1,171,000	$1,087,200
8/31/18	$1,231,000	$1,134,900
8/31/19	$1,182,300	$1,098,000
8/31/20	$1,368,400	$1,165,300
8/31/21	$1,757,700	$1,469,700
8/31/22	$1,277,900	$1,178,700
8/31/23	$1,470,800	$1,389,900
8/31/24	$1,780,900	$1,659,600

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	21.08%	8.54%	5.94%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.03%/0.87% (before and after any expense reimbursements and/or fee waivers, respectively).  Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,124,004,319
Number of Portfolio Holdings	95
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$6,416,618

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Experian PLC	1.8%
Oracle Corp. Japan	1.6%
Resona Holdings, Inc.	1.6%
BAE Systems PLC	1.6%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.0%
Financials	19.4%
Information Technology	17.1%
Health Care	16.0%
Consumer Staples	8.8%
Consumer Discretionary	5.5%
Materials	3.2%
Energy	3.1%
Communication Services	2.5%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

Japan	22.0%
United Kingdom	21.9%
Switzerland	9.1%
Germany	8.8%
Netherlands	8.6%
United States	8.0%
Italy	4.6%
Denmark	3.9%
France	3.0%
Ireland	2.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0057 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NBIIX

Neuberger Berman

International Equity Fund

Annual Shareholder Report

August 31, 2024

Class A: NIQAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$139	1.26%

How did the Fund perform last year?

The Fund performed well over the year, with positive contributions from stock selection and sector allocation. While markets continued processing economic, political and monetary policy updates, the portfolio managers focused on earnings. The Fund remained well diversified, favoring what it believed to be quality businesses with resilient earnings streams and attractive growth prospects. This included a diverse set of Industrials and Information Technology (IT) names. Within IT, while headlines were dominated by the artificial intelligence-related Semiconductor segment, IT Services and Software names also performed extremely well for the Fund.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT and Consumer Discretionary

  Relative to the MSCI EAFE® Index (Net) (the Index), an overweight allocation to the IT sector and an underweight allocation to Consumer Discretionary

  Stock selection in Japan and the UK and, relative to the Index, an overweight to the Netherlands

  Stock selection, particularly in Industrials

  An underweight to Financials relative to the Index

  Stock selection in Switzerland and Denmark, and a non-Index allocation to the U.S.

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $16,191	MSCI EAFE® Index (Net) $16,596
8/31/14	$9,425	$10,000
8/31/15	$9,059	$9,253
8/31/16	$9,464	$9,242
8/31/17	$10,914	$10,872
8/31/18	$11,435	$11,349
8/31/19	$10,944	$10,980
8/31/20	$12,616	$11,653
8/31/21	$16,154	$14,697
8/31/22	$11,707	$11,787
8/31/23	$13,411	$13,899
8/31/24	$16,191	$16,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	20.73%	8.15%	5.56%
Class A (including sales charge)	13.81%	6.87%	4.94%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.41%/1.23% (before and after any expense reimbursements and/or fee waivers, respectively).  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,124,004,319
Number of Portfolio Holdings	95
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$6,416,618

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Experian PLC	1.8%
Oracle Corp. Japan	1.6%
Resona Holdings, Inc.	1.6%
BAE Systems PLC	1.6%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.0%
Financials	19.4%
Information Technology	17.1%
Health Care	16.0%
Consumer Staples	8.8%
Consumer Discretionary	5.5%
Materials	3.2%
Energy	3.1%
Communication Services	2.5%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

Japan	22.0%
United Kingdom	21.9%
Switzerland	9.1%
Germany	8.8%
Netherlands	8.6%
United States	8.0%
Italy	4.6%
Denmark	3.9%
France	3.0%
Ireland	2.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0063 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NIQAX

Neuberger Berman

International Equity Fund

Annual Shareholder Report

August 31, 2024

Class C: NIQCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	2.01%

How did the Fund perform last year?

The Fund performed well over the year, with positive contributions from stock selection and sector allocation. While markets continued processing economic, political and monetary policy updates, the portfolio managers focused on earnings. The Fund remained well diversified, favoring what it believed to be quality businesses with resilient earnings streams and attractive growth prospects. This included a diverse set of Industrials and Information Technology (IT) names. Within IT, while headlines were dominated by the artificial intelligence-related Semiconductor segment, IT Services and Software names also performed extremely well for the Fund.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT and Consumer Discretionary

  Relative to the MSCI EAFE® Index (Net) (the Index), an overweight allocation to the IT sector and an underweight allocation to Consumer Discretionary

  Stock selection in Japan and the UK and, relative to the Index, an overweight to the Netherlands

  Stock selection, particularly in Industrials

  An underweight to Financials relative to the Index

  Stock selection in Switzerland and Denmark, and a non-Index allocation to the U.S.

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $15,932	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,539	$9,253
8/31/16	$9,892	$9,242
8/31/17	$11,324	$10,872
8/31/18	$11,782	$11,349
8/31/19	$11,188	$10,980
8/31/20	$12,800	$11,653
8/31/21	$16,265	$14,697
8/31/22	$11,697	$11,787
8/31/23	$13,308	$13,899
8/31/24	$15,932	$16,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	19.72%	7.33%	4.77%
Class C (including sales charge)	18.72%	7.33%	4.77%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.15%/1.98% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,124,004,319
Number of Portfolio Holdings	95
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$6,416,618

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Experian PLC	1.8%
Oracle Corp. Japan	1.6%
Resona Holdings, Inc.	1.6%
BAE Systems PLC	1.6%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.0%
Financials	19.4%
Information Technology	17.1%
Health Care	16.0%
Consumer Staples	8.8%
Consumer Discretionary	5.5%
Materials	3.2%
Energy	3.1%
Communication Services	2.5%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

Japan	22.0%
United Kingdom	21.9%
Switzerland	9.1%
Germany	8.8%
Netherlands	8.6%
United States	8.0%
Italy	4.6%
Denmark	3.9%
France	3.0%
Ireland	2.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0058 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NIQCX

Neuberger Berman

International Equity Fund

Annual Shareholder Report

August 31, 2024

Class R6: NRIQX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$87	0.79%

How did the Fund perform last year?

The Fund performed well over the year, with positive contributions from stock selection and sector allocation. While markets continued processing economic, political and monetary policy updates, the portfolio managers focused on earnings. The Fund remained well diversified, favoring what it believed to be quality businesses with resilient earnings streams and attractive growth prospects. This included a diverse set of Industrials and Information Technology (IT) names. Within IT, while headlines were dominated by the artificial intelligence-related Semiconductor segment, IT Services and Software names also performed extremely well for the Fund.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT and Consumer Discretionary

  Relative to the MSCI EAFE® Index (Net) (the Index), an overweight allocation to the IT sector and an underweight allocation to Consumer Discretionary

  Stock selection in Japan and the UK and, relative to the Index, an overweight to the Netherlands

  Stock selection, particularly in Industrials

  An underweight to Financials relative to the Index

  Stock selection in Switzerland and Denmark, and a non-Index allocation to the U.S.

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $17,983	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,651	$9,253
8/31/16	$10,135	$9,242
8/31/17	$11,742	$10,872
8/31/18	$12,359	$11,349
8/31/19	$11,871	$10,980
8/31/20	$13,760	$11,653
8/31/21	$17,691	$14,697
8/31/22	$12,882	$11,787
8/31/23	$14,835	$13,899
8/31/24	$17,983	$16,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	21.22%	8.66%	6.04%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including acomparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.93%/0.77% (before and after any expense reimbursements and/or fee waivers, respectively).  Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,124,004,319
Number of Portfolio Holdings	95
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$6,416,618

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Experian PLC	1.8%
Oracle Corp. Japan	1.6%
Resona Holdings, Inc.	1.6%
BAE Systems PLC	1.6%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.0%
Financials	19.4%
Information Technology	17.1%
Health Care	16.0%
Consumer Staples	8.8%
Consumer Discretionary	5.5%
Materials	3.2%
Energy	3.1%
Communication Services	2.5%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

Japan	22.0%
United Kingdom	21.9%
Switzerland	9.1%
Germany	8.8%
Netherlands	8.6%
United States	8.0%
Italy	4.6%
Denmark	3.9%
France	3.0%
Ireland	2.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0065 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R6: NRIQX

Neuberger Berman

International Equity Fund

Annual Shareholder Report

August 31, 2024

Class E: NIQEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$11	0.10%

How did the Fund perform last year?

The Fund performed well over the year, with positive contributions from stock selection and sector allocation. While markets continued processing economic, political and monetary policy updates, the portfolio managers focused on earnings. The Fund remained well diversified, favoring what it believed to be quality businesses with resilient earnings streams and attractive growth prospects. This included a diverse set of Industrials and Information Technology (IT) names. Within IT, while headlines were dominated by the artificial intelligence-related Semiconductor segment, IT Services and Software names also performed extremely well for the Fund.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT and Consumer Discretionary

  Relative to the MSCI EAFE® Index (Net) (the Index), an overweight allocation to the IT sector and an underweight allocation to Consumer Discretionary

  Stock selection in Japan and the UK and, relative to the Index, an overweight to the Netherlands

  Stock selection, particularly in Industrials

  An underweight to Financials relative to the Index

  Stock selection in Switzerland and Denmark, and a non-Index allocation to the U.S.

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $18,191	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,649	$9,253
8/31/16	$10,111	$9,242
8/31/17	$11,710	$10,872
8/31/18	$12,310	$11,349
8/31/19	$11,823	$10,980
8/31/20	$13,684	$11,653
8/31/21	$17,577	$14,697
8/31/22	$12,848	$11,787
8/31/23	$14,900	$13,899
8/31/24	$18,191	$16,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class E	22.09%	9.00%	6.17%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class E: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.88%/0.07% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,124,004,319
Number of Portfolio Holdings	95
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$6,416,618

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Experian PLC	1.8%
Oracle Corp. Japan	1.6%
Resona Holdings, Inc.	1.6%
BAE Systems PLC	1.6%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.0%
Financials	19.4%
Information Technology	17.1%
Health Care	16.0%
Consumer Staples	8.8%
Consumer Discretionary	5.5%
Materials	3.2%
Energy	3.1%
Communication Services	2.5%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

Japan	22.0%
United Kingdom	21.9%
Switzerland	9.1%
Germany	8.8%
Netherlands	8.6%
United States	8.0%
Italy	4.6%
Denmark	3.9%
France	3.0%
Ireland	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

The change in Fund fees for the reporting period resulted primarily from changes in operating expenses.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0064 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class E: NIQEX

Neuberger Berman

International Select Fund

Annual Shareholder Report

August 31, 2024

Trust Class: NILTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$126	1.15%

How did the Fund perform last year?

The Fund performed well over the year, with positive contributions from stock selection and sector allocation. While markets continued processing economic, political and monetary policy updates, the portfolio managers focused on earnings. The Fund remained well diversified, favoring what it believed to be quality businesses with resilient earnings streams and attractive growth prospects. This included a diverse set of Industrials and Information Technology (IT) names. Within IT, while headlines were dominated by the artificial intelligence-related Semiconductor segment, IT Services and Software names also performed extremely well for the Fund.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT and Materials

  An underweight to Consumer Discretionary relative to the MSCI EAFE® Index (Net) (the Index)

  Stock selection in Japan and the UK, and relative to the Index, an overweight to the Netherlands

  Stock selection in Switzerland and Denmark, and a non-Index allocation to the U.S.

  Stock selection within Financials and Health Care

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $17,318	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,553	$9,253
8/31/16	$9,902	$9,242
8/31/17	$11,444	$10,872
8/31/18	$12,036	$11,349
8/31/19	$11,606	$10,980
8/31/20	$13,494	$11,653
8/31/21	$17,289	$14,697
8/31/22	$12,634	$11,787
8/31/23	$14,454	$13,899
8/31/24	$17,318	$16,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	19.82%	8.33%	5.65%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.47%/1.16% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$172,603,821
Number of Portfolio Holdings	82
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$604,184

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Experian PLC	2.1%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Symrise AG	1.8%
BAE Systems PLC	1.7%
SAP SE	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	21.2%
Financials	19.9%
Health Care	16.5%
Information Technology	16.0%
Consumer Staples	9.8%
Consumer Discretionary	6.9%
Materials	3.6%
Energy	3.5%
Communication Services	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

United Kingdom	21.2%
Japan	20.4%
Netherlands	10.2%
Germany	9.6%
Switzerland	9.5%
United States	8.4%
Denmark	4.1%
Italy	3.9%
France	3.1%
Ireland	2.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0071 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Trust Class: NILTX

Neuberger Berman

International Select Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NILIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.80%

How did the Fund perform last year?

The Fund performed well over the year, with positive contributions from stock selection and sector allocation. While markets continued processing economic, political and monetary policy updates, the portfolio managers focused on earnings. The Fund remained well diversified, favoring what it believed to be quality businesses with resilient earnings streams and attractive growth prospects. This included a diverse set of Industrials and Information Technology (IT) names. Within IT, while headlines were dominated by the artificial intelligence-related Semiconductor segment, IT Services and Software names also performed extremely well for the Fund.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT and Materials

  An underweight to Consumer Discretionary relative to the MSCI EAFE® Index (Net) (the Index)

  Stock selection in Japan and the UK, and relative to the Index, an overweight to the Netherlands

  Stock selection in Switzerland and Denmark, and a non-Index allocation to the U.S.

  Stock selection within Financials and Health Care

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,792,700	MSCI EAFE® Index (Net) $1,659,600
8/31/14	$1,000,000	$1,000,000
8/31/15	$958,200	$925,300
8/31/16	$996,000	$924,200
8/31/17	$1,156,700	$1,087,200
8/31/18	$1,220,600	$1,134,900
8/31/19	$1,180,400	$1,098,000
8/31/20	$1,377,300	$1,165,300
8/31/21	$1,770,800	$1,469,700
8/31/22	$1,299,600	$1,178,700
8/31/23	$1,490,400	$1,389,900
8/31/24	$1,792,700	$1,659,600

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	20.29%	8.72%	6.01%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.98%/0.81% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$172,603,821
Number of Portfolio Holdings	82
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$604,184

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Experian PLC	2.1%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Symrise AG	1.8%
BAE Systems PLC	1.7%
SAP SE	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	21.2%
Financials	19.9%
Health Care	16.5%
Information Technology	16.0%
Consumer Staples	9.8%
Consumer Discretionary	6.9%
Materials	3.6%
Energy	3.5%
Communication Services	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

United Kingdom	21.2%
Japan	20.4%
Netherlands	10.2%
Germany	9.6%
Switzerland	9.5%
United States	8.4%
Denmark	4.1%
Italy	3.9%
France	3.1%
Ireland	2.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0076 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NILIX

Neuberger Berman

International Select Fund

Annual Shareholder Report

August 31, 2024

Class A: NBNAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.16%

How did the Fund perform last year?

The Fund performed well over the year, with positive contributions from stock selection and sector allocation. While markets continued processing economic, political and monetary policy updates, the portfolio managers focused on earnings. The Fund remained well diversified, favoring what it believed to be quality businesses with resilient earnings streams and attractive growth prospects. This included a diverse set of Industrials and Information Technology (IT) names. Within IT, while headlines were dominated by the artificial intelligence-related Semiconductor segment, IT Services and Software names also performed extremely well for the Fund.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT and Materials

  An underweight to Consumer Discretionary relative to the MSCI EAFE® Index (Net) (the Index)

  Stock selection in Japan and the UK, and relative to the Index, an overweight to the Netherlands

  Stock selection in Switzerland and Denmark, and a non-Index allocation to the U.S.

  Stock selection within Financials and Health Care

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $16,292	MSCI EAFE® Index (Net) $16,596
8/31/14	$9,425	$10,000
8/31/15	$8,990	$9,253
8/31/16	$9,322	$9,242
8/31/17	$10,776	$10,872
8/31/18	$11,328	$11,349
8/31/19	$10,923	$10,980
8/31/20	$12,694	$11,653
8/31/21	$16,258	$14,697
8/31/22	$11,886	$11,787
8/31/23	$13,591	$13,899
8/31/24	$16,292	$16,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	19.88%	8.33%	5.63%
Class A (including sales charge)	13.01%	7.06%	5.00%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.36%/1.17% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$172,603,821
Number of Portfolio Holdings	82
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$604,184

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Experian PLC	2.1%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Symrise AG	1.8%
BAE Systems PLC	1.7%
SAP SE	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	21.2%
Financials	19.9%
Health Care	16.5%
Information Technology	16.0%
Consumer Staples	9.8%
Consumer Discretionary	6.9%
Materials	3.6%
Energy	3.5%
Communication Services	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

United Kingdom	21.2%
Japan	20.4%
Netherlands	10.2%
Germany	9.6%
Switzerland	9.5%
United States	8.4%
Denmark	4.1%
Italy	3.9%
France	3.1%
Ireland	2.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0072 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NBNAX

Neuberger Berman

International Select Fund

Annual Shareholder Report

August 31, 2024

Class C: NBNCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.91%

How did the Fund perform last year?

The Fund performed well over the year, with positive contributions from stock selection and sector allocation. While markets continued processing economic, political and monetary policy updates, the portfolio managers focused on earnings. The Fund remained well diversified, favoring what it believed to be quality businesses with resilient earnings streams and attractive growth prospects. This included a diverse set of Industrials and Information Technology (IT) names. Within IT, while headlines were dominated by the artificial intelligence-related Semiconductor segment, IT Services and Software names also performed extremely well for the Fund.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT and Materials

  An underweight to Consumer Discretionary relative to the MSCI EAFE® Index (Net) (the Index)

  Stock selection in Japan and the UK, and relative to the Index, an overweight to the Netherlands

  Stock selection in Switzerland and Denmark, and a non-Index allocation to the U.S.

  Stock selection within Financials and Health Care

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $16,040	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,477	$9,253
8/31/16	$9,751	$9,242
8/31/17	$11,184	$10,872
8/31/18	$11,673	$11,349
8/31/19	$11,168	$10,980
8/31/20	$12,885	$11,653
8/31/21	$16,377	$14,697
8/31/22	$11,882	$11,787
8/31/23	$13,485	$13,899
8/31/24	$16,040	$16,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	18.95%	7.51%	4.84%
Class C (including sales charge)	17.95%	7.51%	4.84%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.16%/1.92% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$172,603,821
Number of Portfolio Holdings	82
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$604,184

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Experian PLC	2.1%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Symrise AG	1.8%
BAE Systems PLC	1.7%
SAP SE	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	21.2%
Financials	19.9%
Health Care	16.5%
Information Technology	16.0%
Consumer Staples	9.8%
Consumer Discretionary	6.9%
Materials	3.6%
Energy	3.5%
Communication Services	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

United Kingdom	21.2%
Japan	20.4%
Netherlands	10.2%
Germany	9.6%
Switzerland	9.5%
United States	8.4%
Denmark	4.1%
Italy	3.9%
France	3.1%
Ireland	2.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0075 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NBNCX

Neuberger Berman

International Select Fund

Annual Shareholder Report

August 31, 2024

Class R3: NBNRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$155	1.41%

How did the Fund perform last year?

The Fund performed well over the year, with positive contributions from stock selection and sector allocation. While markets continued processing economic, political and monetary policy updates, the portfolio managers focused on earnings. The Fund remained well diversified, favoring what it believed to be quality businesses with resilient earnings streams and attractive growth prospects. This included a diverse set of Industrials and Information Technology (IT) names. Within IT, while headlines were dominated by the artificial intelligence-related Semiconductor segment, IT Services and Software names also performed extremely well for the Fund.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT and Materials

  An underweight to Consumer Discretionary relative to the MSCI EAFE® Index (Net) (the Index)

  Stock selection in Japan and the UK, and relative to the Index, an overweight to the Netherlands

  Stock selection in Switzerland and Denmark, and a non-Index allocation to the U.S.

  Stock selection within Financials and Health Care

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $16,871	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,529	$9,253
8/31/16	$9,846	$9,242
8/31/17	$11,349	$10,872
8/31/18	$11,908	$11,349
8/31/19	$11,454	$10,980
8/31/20	$13,279	$11,653
8/31/21	$16,962	$14,697
8/31/22	$12,372	$11,787
8/31/23	$14,110	$13,899
8/31/24	$16,871	$16,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	19.57%	8.05%	5.37%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.64%/1.42% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$172,603,821
Number of Portfolio Holdings	82
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$604,184

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Experian PLC	2.1%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Symrise AG	1.8%
BAE Systems PLC	1.7%
SAP SE	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	21.2%
Financials	19.9%
Health Care	16.5%
Information Technology	16.0%
Consumer Staples	9.8%
Consumer Discretionary	6.9%
Materials	3.6%
Energy	3.5%
Communication Services	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

United Kingdom	21.2%
Japan	20.4%
Netherlands	10.2%
Germany	9.6%
Switzerland	9.5%
United States	8.4%
Denmark	4.1%
Italy	3.9%
France	3.1%
Ireland	2.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0073 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R3: NBNRX

Neuberger Berman

International Select Fund

Annual Shareholder Report

August 31, 2024

Class R6: NRILX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.70%

How did the Fund perform last year?

The Fund performed well over the year, with positive contributions from stock selection and sector allocation. While markets continued processing economic, political and monetary policy updates, the portfolio managers focused on earnings. The Fund remained well diversified, favoring what it believed to be quality businesses with resilient earnings streams and attractive growth prospects. This included a diverse set of Industrials and Information Technology (IT) names. Within IT, while headlines were dominated by the artificial intelligence-related Semiconductor segment, IT Services and Software names also performed extremely well for the Fund.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT and Materials

  An underweight to Consumer Discretionary relative to the MSCI EAFE® Index (Net) (the Index)

  Stock selection in Japan and the UK, and relative to the Index, an overweight to the Netherlands

  Stock selection in Switzerland and Denmark, and a non-Index allocation to the U.S.

  Stock selection within Financials and Health Care

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $17,895	MSCI EAFE® Index (Net) $16,596
8/31/14	$10,000	$10,000
8/31/15	$9,553	$9,253
8/31/16	$9,902	$9,242
8/31/17	$11,466	$10,872
8/31/18	$12,106	$11,349
8/31/19	$11,730	$10,980
8/31/20	$13,697	$11,653
8/31/21	$17,622	$14,697
8/31/22	$12,936	$11,787
8/31/23	$14,864	$13,899
8/31/24	$17,895	$16,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	20.39%	8.81%	5.99%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class R6's inception date of April 17, 2017 is that of the Fund's Trust Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.96%/0.71% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$172,603,821
Number of Portfolio Holdings	82
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$604,184

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

ASML Holding NV	3.0%
Novo Nordisk AS Class B	2.6%
AstraZeneca PLC	2.4%
Experian PLC	2.1%
Hitachi Ltd.	2.1%
Unilever PLC	1.9%
London Stock Exchange Group PLC	1.9%
Symrise AG	1.8%
BAE Systems PLC	1.7%
SAP SE	1.7%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	21.2%
Financials	19.9%
Health Care	16.5%
Information Technology	16.0%
Consumer Staples	9.8%
Consumer Discretionary	6.9%
Materials	3.6%
Energy	3.5%
Communication Services	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

United Kingdom	21.2%
Japan	20.4%
Netherlands	10.2%
Germany	9.6%
Switzerland	9.5%
United States	8.4%
Denmark	4.1%
Italy	3.9%
France	3.1%
Ireland	2.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-select-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0074 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R6: NRILX

Neuberger Berman

International Small Cap Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NIOIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.05%

How did the Fund perform last year?

The Fund performed well over the reporting period due to advantageous security selection across various sectors and countries. While the market was volatile, with global political and economic headlines and rapidly changing data, we maintained our focus on identifying what we believed to be quality companies with sustainable business models trading at a discount to our estimate of intrinsic value, and this was rewarded. Additionally, we used volatility and the inefficient pricing it creates to initiate new positions at attractive valuations to us.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection, particularly within the Industrials, Communication Services, and Information Technology (IT) sectors

  Stock selection in Switzerland, Japan and Sweden

  Stock selection in Italy, and stock selection in and an underweight to Denmark relative to the MSCI EAFE® Small Cap Index (Net) (Index)

  Sector allocation, relative to the Index, especially an underweight to Financials and an overweight to IT

How did the Fund perform since inception?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,889,300	MSCI EAFE® Index (Net) $1,800,000	MSCI EAFE® Small Cap Index (Net) $1,648,200
12/8/16	$1,000,000	$1,000,000	$1,000,000
8/31/17	$1,274,000	$1,179,200	$1,235,300
8/31/18	$1,389,500	$1,231,000	$1,327,500
8/31/19	$1,232,900	$1,190,900	$1,205,800
8/31/20	$1,526,800	$1,263,900	$1,334,300
8/31/21	$2,091,300	$1,594,100	$1,772,100
8/31/22	$1,447,500	$1,278,400	$1,311,800
8/31/23	$1,572,400	$1,507,500	$1,432,200
8/31/24	$1,889,300	$1,800,000	$1,648,200

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/8/16
Institutional Class	20.16%	8.91%	8.57%
MSCI EAFE® Index (Net)	19.40%	8.61%	7.89%
MSCI EAFE® Small Cap Index (Net)	15.08%	6.45%	6.67%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 10.78%/1.07% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.                                                                                                                                                                   On July 24, 2024, the Fund began comparing its performance to the MSCI EAFE Index (Net) in order to satisfy a change in regulatory requirements. The MSCI EAFE Small Cap Index (Net) will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the MSCI EAFE Index (Net).

Key Fund Statistics

Net Assets	$4,210,965
Number of Portfolio Holdings	63
Portfolio Turnover Rate	43%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional Treasury Money Market Fund Premier Class	4.1%
Accelleron Industries AG	2.5%
Nichias Corp.	2.3%
Diploma PLC	2.2%
NS Solutions Corp.	2.0%
YAMABIKO Corp.	2.0%
Sweco AB Class B	1.9%
Fugro NV	1.9%
VZ Holding AG	1.9%
Daiei Kankyo Co. Ltd.	1.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	29.7%
Information Technology	20.4%
Health Care	11.2%
Materials	9.4%
Consumer Discretionary	8.3%
Financials	6.7%
Real Estate	4.5%
Consumer Staples	3.0%
Energy	1.4%
Short-Term Investments	5.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

Japan	30.0%
Switzerland	13.4%
France	8.3%
Canada	7.7%
Sweden	6.6%
United Kingdom	6.6%
United States	5.4%
Norway	4.5%
Australia	3.2%
Italy	2.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0086 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NIOIX

Neuberger Berman

International Small Cap Fund

Annual Shareholder Report

August 31, 2024

Class A: NIOAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.41%

How did the Fund perform last year?

The Fund performed well over the reporting period due to advantageous security selection across various sectors and countries. While the market was volatile, with global political and economic headlines and rapidly changing data, we maintained our focus on identifying what we believed to be quality companies with sustainable business models trading at a discount to our estimate of intrinsic value, and this was rewarded. Additionally, we used volatility and the inefficient pricing it creates to initiate new positions at attractive valuations to us.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection, particularly within the Industrials, Communication Services, and Information Technology (IT) sectors

  Stock selection in Switzerland, Japan and Sweden

  Stock selection in Italy, and stock selection in and an underweight to Denmark relative to the MSCI EAFE® Small Cap Index (Net) (Index)

  Sector allocation, relative to the Index, especially an underweight to Financials and an overweight to IT

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $17,329	MSCI EAFE® Index (Net) $18,000	MSCI EAFE® Small Cap Index (Net) $16,482
12/8/16	$9,425	$10,000	$10,000
12/8/16	$9,425	$10,000	$10,000
8/31/17	$11,970	$11,792	$12,353
8/31/18	$12,999	$12,310	$13,275
8/31/19	$11,505	$11,909	$12,058
8/31/20	$14,198	$12,639	$13,343
8/31/21	$19,372	$15,941	$17,721
8/31/22	$13,357	$12,784	$13,118
8/31/23	$14,472	$15,075	$14,322
8/31/24	$17,329	$18,000	$16,482

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/8/16
Class A (at NAV)	19.74%	8.54%	8.19%
Class A (including sales charge)	12.89%	7.25%	7.36%
MSCI EAFE® Index (Net)	19.40%	8.61%	7.89%
MSCI EAFE® Small Cap Index (Net)	15.08%	6.45%	6.67%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted since inception, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 11.23%/1.43% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.                                                                                                                                                                   On July 24, 2024, the Fund began comparing its performance to the MSCI EAFE Index (Net) in order to satisfy a change in regulatory requirements. The MSCI EAFE Small Cap Index (Net) will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the MSCI EAFE Index (Net).

Key Fund Statistics

Net Assets	$4,210,965
Number of Portfolio Holdings	63
Portfolio Turnover Rate	43%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional Treasury Money Market Fund Premier Class	4.1%
Accelleron Industries AG	2.5%
Nichias Corp.	2.3%
Diploma PLC	2.2%
NS Solutions Corp.	2.0%
YAMABIKO Corp.	2.0%
Sweco AB Class B	1.9%
Fugro NV	1.9%
VZ Holding AG	1.9%
Daiei Kankyo Co. Ltd.	1.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	29.7%
Information Technology	20.4%
Health Care	11.2%
Materials	9.4%
Consumer Discretionary	8.3%
Financials	6.7%
Real Estate	4.5%
Consumer Staples	3.0%
Energy	1.4%
Short-Term Investments	5.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

Japan	30.0%
Switzerland	13.4%
France	8.3%
Canada	7.7%
Sweden	6.6%
United Kingdom	6.6%
United States	5.4%
Norway	4.5%
Australia	3.2%
Italy	2.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0083 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NIOAX

Neuberger Berman

International Small Cap Fund

Annual Shareholder Report

August 31, 2024

Class C: NIOCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237	2.17%

How did the Fund perform last year?

The Fund performed well over the reporting period due to advantageous security selection across various sectors and countries. While the market was volatile, with global political and economic headlines and rapidly changing data, we maintained our focus on identifying what we believed to be quality companies with sustainable business models trading at a discount to our estimate of intrinsic value, and this was rewarded. Additionally, we used volatility and the inefficient pricing it creates to initiate new positions at attractive valuations to us.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection, particularly within the Industrials, Communication Services, and Information Technology (IT) sectors

  Stock selection in Switzerland, Japan and Sweden

  Stock selection in Italy, and stock selection in and an underweight to Denmark relative to the MSCI EAFE® Small Cap Index (Net) (Index)

  Sector allocation, relative to the Index, especially an underweight to Financials and an overweight to IT

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $17,351	MSCI EAFE® Index (Net) $18,000	MSCI EAFE® Small Cap Index (Net) $16,482
12/8/16	$10,000	$10,000	$10,000
12/8/16	$10,000	$10,000	$10,000
8/31/17	$12,630	$11,792	$12,353
8/31/18	$13,627	$12,310	$13,275
8/31/19	$11,962	$11,909	$12,058
8/31/20	$14,655	$12,639	$13,343
8/31/21	$19,855	$15,941	$17,721
8/31/22	$13,582	$12,784	$13,118
8/31/23	$14,594	$15,075	$14,322
8/31/24	$17,351	$18,000	$16,482

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/8/16
Class C (at NAV)	18.89%	7.72%	7.38%
Class C (including sales charge)	17.89%	7.72%	7.38%
MSCI EAFE® Index (Net)	19.40%	8.61%	7.89%
MSCI EAFE® Small Cap Index (Net)	15.08%	6.45%	6.67%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 12.00%/2.18% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.                                                                                                                                                                                                                                                                On July 24, 2024, the Fund began comparing its performance to the MSCI EAFE Index (Net) in order to satisfy a change in regulatory requirements. The MSCI EAFE Small Cap Index (Net) will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the MSCI EAFE Index (Net).

Key Fund Statistics

Net Assets	$4,210,965
Number of Portfolio Holdings	63
Portfolio Turnover Rate	43%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional Treasury Money Market Fund Premier Class	4.1%
Accelleron Industries AG	2.5%
Nichias Corp.	2.3%
Diploma PLC	2.2%
NS Solutions Corp.	2.0%
YAMABIKO Corp.	2.0%
Sweco AB Class B	1.9%
Fugro NV	1.9%
VZ Holding AG	1.9%
Daiei Kankyo Co. Ltd.	1.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	29.7%
Information Technology	20.4%
Health Care	11.2%
Materials	9.4%
Consumer Discretionary	8.3%
Financials	6.7%
Real Estate	4.5%
Consumer Staples	3.0%
Energy	1.4%
Short-Term Investments	5.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

Japan	30.0%
Switzerland	13.4%
France	8.3%
Canada	7.7%
Sweden	6.6%
United Kingdom	6.6%
United States	5.4%
Norway	4.5%
Australia	3.2%
Italy	2.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0085 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NIOCX

Neuberger Berman

International Small Cap Fund

Annual Shareholder Report

August 31, 2024

Class R6: NIORX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$105	0.95%

How did the Fund perform last year?

The Fund performed well over the reporting period due to advantageous security selection across various sectors and countries. While the market was volatile, with global political and economic headlines and rapidly changing data, we maintained our focus on identifying what we believed to be quality companies with sustainable business models trading at a discount to our estimate of intrinsic value, and this was rewarded. Additionally, we used volatility and the inefficient pricing it creates to initiate new positions at attractive valuations to us.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection, particularly within the Industrials, Communication Services, and Information Technology (IT) sectors

  Stock selection in Switzerland, Japan and Sweden

  Stock selection in Italy, and stock selection in and an underweight to Denmark relative to the MSCI EAFE® Small Cap Index (Net) (Index)

  Sector allocation, relative to the Index, especially an underweight to Financials and an overweight to IT

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class R6 $19,034	MSCI EAFE® Index (Net) $18,000	MSCI EAFE® Small Cap Index (Net) $16,482
12/8/16	$10,000	$10,000	$10,000
8/31/17	$12,740	$11,792	$12,353
8/31/18	$13,902	$12,310	$13,275
8/31/19	$12,354	$11,909	$12,058
8/31/20	$15,320	$12,639	$13,343
8/31/21	$21,010	$15,941	$17,721
8/31/22	$14,547	$12,784	$13,118
8/31/23	$15,817	$15,075	$14,322
8/31/24	$19,034	$18,000	$16,482

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/8/16
Class R6	20.34%	9.03%	8.68%
MSCI EAFE® Index (Net)	19.40%	8.61%	7.89%
MSCI EAFE® Small Cap Index (Net)	15.08%	6.45%	6.67%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 10.74%/0.97% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.                                                                                                                                                                                                                                                                On July 24, 2024, the Fund began comparing its performance to the MSCI EAFE Index (Net) in order to satisfy a change in regulatory requirements. The MSCI EAFE Small Cap Index (Net) will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the MSCI EAFE Index (Net).

Key Fund Statistics

Net Assets	$4,210,965
Number of Portfolio Holdings	63
Portfolio Turnover Rate	43%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional Treasury Money Market Fund Premier Class	4.1%
Accelleron Industries AG	2.5%
Nichias Corp.	2.3%
Diploma PLC	2.2%
NS Solutions Corp.	2.0%
YAMABIKO Corp.	2.0%
Sweco AB Class B	1.9%
Fugro NV	1.9%
VZ Holding AG	1.9%
Daiei Kankyo Co. Ltd.	1.9%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	29.7%
Information Technology	20.4%
Health Care	11.2%
Materials	9.4%
Consumer Discretionary	8.3%
Financials	6.7%
Real Estate	4.5%
Consumer Staples	3.0%
Energy	1.4%
Short-Term Investments	5.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total Investments*)

Japan	30.0%
Switzerland	13.4%
France	8.3%
Canada	7.7%
Sweden	6.6%
United Kingdom	6.6%
United States	5.4%
Norway	4.5%
Australia	3.2%
Italy	2.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/international-small-cap-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0084 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R6: NIORX

Neuberger Berman

Intrinsic Value Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NINLX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.95%

How did the Fund perform last year?

The one year period ended August 31, 2024 can be broken down into two distinct periods of investor sentiment. For most of the year investors focused on Information Technology (IT) stocks and Utilities poised to benefit from Artificial Intelligence mania and growth in data centers. Several Fund investments benefitted from the robust capital spending by cloud providers and higher electric power prices. Attention then shifted to stocks that many investors believed would benefit from interest rate cuts such as cyclicals and bank stocks and the Fund’s underweight in Financials detracted from returns relative to the Russell 2000® Value Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in IT and Utilities

  Investments in Consumer Discretionary, Health Care and Energy

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,231,100	Russell 3000® Index $3,207,100	Russell 2000® Value Index $2,054,200	Russell 2000® Index $2,165,500
8/31/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/15	$1,013,600	$1,003,600	$950,500	$1,000,300
8/31/16	$1,043,700	$1,118,400	$1,081,700	$1,086,200
8/31/17	$1,216,900	$1,298,000	$1,227,300	$1,248,300
8/31/18	$1,472,600	$1,560,800	$1,473,300	$1,565,900
8/31/19	$1,313,100	$1,581,300	$1,253,900	$1,364,000
8/31/20	$1,409,700	$1,920,300	$1,176,900	$1,446,100
8/31/21	$2,275,700	$2,554,800	$1,877,100	$2,127,000
8/31/22	$1,921,100	$2,215,500	$1,686,000	$1,746,600
8/31/23	$2,038,600	$2,542,400	$1,722,600	$1,827,800
8/31/24	$2,231,100	$3,207,100	$2,054,200	$2,165,500

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	9.44%	11.18%	8.36%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Value Index	19.25%	10.38%	7.46%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, total annual operating expense ratio for fiscal year 2023 was 0.95%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Value Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$1,280,520,287
Number of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Investment Advisory Fees Paid	$10,289,858

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Criteo SA	3.9%
KBR, Inc.	3.2%
Vistra Corp.	3.1%
Veeco Instruments, Inc.	2.9%
Ciena Corp.	2.8%
Kyndryl Holdings, Inc.	2.7%
International Game Technology PLC	2.6%
AerCap Holdings NV	2.6%
Ormat Technologies, Inc.	2.6%
Avery Dennison Corp.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	30.0%
Industrials	17.6%
Utilities	10.8%
Health Care	10.6%
Consumer Discretionary	6.7%
Energy	5.9%
Communication Services	5.8%
Financials	4.5%
Materials	3.6%
Consumer Staples	1.5%
Convertible Bonds	0.7%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0222 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NINLX

Neuberger Berman

Intrinsic Value Fund

Annual Shareholder Report

August 31, 2024

Class A: NINAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.31%

How did the Fund perform last year?

The one year period ended August 31, 2024 can be broken down into two distinct periods of investor sentiment. For most of the year investors focused on Information Technology (IT) stocks and Utilities poised to benefit from Artificial Intelligence mania and growth in data centers. Several Fund investments benefitted from the robust capital spending by cloud providers and higher electric power prices. Attention then shifted to stocks that many investors believed would benefit from interest rate cuts such as cyclicals and bank stocks and the Fund’s underweight in Financials detracted from returns relative to the Russell 2000® Value Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in IT and Utilities

  Investments in Consumer Discretionary, Health Care and Energy

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $20,265	Russell 3000® Index $32,071	Russell 2000® Value Index $20,542	Russell 2000® Index $21,655
8/31/14	$9,425	$10,000	$10,000	$10,000
8/31/15	$9,516	$10,036	$9,505	$10,003
8/31/16	$9,761	$11,184	$10,817	$10,862
8/31/17	$11,342	$12,980	$12,273	$12,483
8/31/18	$13,677	$15,608	$14,733	$15,659
8/31/19	$12,148	$15,813	$12,539	$13,640
8/31/20	$13,002	$19,203	$11,769	$14,461
8/31/21	$20,909	$25,548	$18,771	$21,270
8/31/22	$17,584	$22,155	$16,860	$17,466
8/31/23	$18,580	$25,424	$17,226	$18,278
8/31/24	$20,265	$32,071	$20,542	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	9.06%	10.78%	7.96%
Class A (including sales charge)	2.80%	9.47%	7.32%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Value Index	19.25%	10.38%	7.46%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, total annual operating expense ratio for fiscal year 2023 was 1.35%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Value Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$1,280,520,287
Number of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Investment Advisory Fees Paid	$10,289,858

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Criteo SA	3.9%
KBR, Inc.	3.2%
Vistra Corp.	3.1%
Veeco Instruments, Inc.	2.9%
Ciena Corp.	2.8%
Kyndryl Holdings, Inc.	2.7%
International Game Technology PLC	2.6%
AerCap Holdings NV	2.6%
Ormat Technologies, Inc.	2.6%
Avery Dennison Corp.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	30.0%
Industrials	17.6%
Utilities	10.8%
Health Care	10.6%
Consumer Discretionary	6.7%
Energy	5.9%
Communication Services	5.8%
Financials	4.5%
Materials	3.6%
Consumer Staples	1.5%
Convertible Bonds	0.7%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0091 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NINAX

Neuberger Berman

Intrinsic Value Fund

Annual Shareholder Report

August 31, 2024

Class C: NINCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.07%

How did the Fund perform last year?

The one year period ended August 31, 2024 can be broken down into two distinct periods of investor sentiment. For most of the year investors focused on Information Technology (IT) stocks and Utilities poised to benefit from Artificial Intelligence mania and growth in data centers. Several Fund investments benefitted from the robust capital spending by cloud providers and higher electric power prices. Attention then shifted to stocks that many investors believed would benefit from interest rate cuts such as cyclicals and bank stocks and the Fund’s underweight in Financials detracted from returns relative to the Russell 2000® Value Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in IT and Utilities

  Investments in Consumer Discretionary, Health Care and Energy

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $19,950	Russell 3000® Index $32,071	Russell 2000® Value Index $20,542	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,019	$10,036	$9,505	$10,003
8/31/16	$10,204	$11,184	$10,817	$10,862
8/31/17	$11,771	$12,980	$12,273	$12,483
8/31/18	$14,084	$15,608	$14,733	$15,659
8/31/19	$12,425	$15,813	$12,539	$13,640
8/31/20	$13,191	$19,203	$11,769	$14,461
8/31/21	$21,049	$25,548	$18,771	$21,270
8/31/22	$17,571	$22,155	$16,860	$17,466
8/31/23	$18,431	$25,424	$17,226	$18,278
8/31/24	$19,950	$32,071	$20,542	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	8.24%	9.93%	7.15%
Class C (including sales charge)	7.24%	9.93%	7.15%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Value Index	19.25%	10.38%	7.46%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including acomparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 2.10%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On  July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Value Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$1,280,520,287
Number of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Investment Advisory Fees Paid	$10,289,858

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Criteo SA	3.9%
KBR, Inc.	3.2%
Vistra Corp.	3.1%
Veeco Instruments, Inc.	2.9%
Ciena Corp.	2.8%
Kyndryl Holdings, Inc.	2.7%
International Game Technology PLC	2.6%
AerCap Holdings NV	2.6%
Ormat Technologies, Inc.	2.6%
Avery Dennison Corp.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	30.0%
Industrials	17.6%
Utilities	10.8%
Health Care	10.6%
Consumer Discretionary	6.7%
Energy	5.9%
Communication Services	5.8%
Financials	4.5%
Materials	3.6%
Consumer Staples	1.5%
Convertible Bonds	0.7%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0226 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NINCX

Neuberger Berman

Intrinsic Value Fund

Annual Shareholder Report

August 31, 2024

Class R6: NRINX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90	0.86%

How did the Fund perform last year?

The one year period ended August 31, 2024 can be broken down into two distinct periods of investor sentiment. For most of the year investors focused on Information Technology (IT) stocks and Utilities poised to benefit from Artificial Intelligence mania and growth in data centers. Several Fund investments benefitted from the robust capital spending by cloud providers and higher electric power prices. Attention then shifted to stocks that many investors believed would benefit from interest rate cuts such as cyclicals and bank stocks and the Fund’s underweight in Financials detracted from returns relative to the Russell 2000® Value Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in IT and Utilities

  Investments in Consumer Discretionary, Health Care and Energy

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $22,456	Russell 3000® Index $32,071	Russell 2000® Value Index $20,542	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,136	$10,036	$9,505	$10,003
8/31/16	$10,437	$11,184	$10,817	$10,862
8/31/17	$12,169	$12,980	$12,273	$12,483
8/31/18	$14,726	$15,608	$14,733	$15,659
8/31/19	$13,149	$15,813	$12,539	$13,640
8/31/20	$14,133	$19,203	$11,769	$14,461
8/31/21	$22,831	$25,548	$18,771	$21,270
8/31/22	$19,295	$22,155	$16,860	$17,466
8/31/23	$20,500	$25,424	$17,226	$18,278
8/31/24	$22,456	$32,071	$20,542	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	9.54%	11.30%	8.43%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Value Index	19.25%	10.38%	7.46%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including acomparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Institutional Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, total annual operating expense ratio for fiscal year 2023 was 0.85%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Value Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$1,280,520,287
Number of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Investment Advisory Fees Paid	$10,289,858

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Criteo SA	3.9%
KBR, Inc.	3.2%
Vistra Corp.	3.1%
Veeco Instruments, Inc.	2.9%
Ciena Corp.	2.8%
Kyndryl Holdings, Inc.	2.7%
International Game Technology PLC	2.6%
AerCap Holdings NV	2.6%
Ormat Technologies, Inc.	2.6%
Avery Dennison Corp.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	30.0%
Industrials	17.6%
Utilities	10.8%
Health Care	10.6%
Consumer Discretionary	6.7%
Energy	5.9%
Communication Services	5.8%
Financials	4.5%
Materials	3.6%
Consumer Staples	1.5%
Convertible Bonds	0.7%
Short-Term Investments	2.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/intrinsic-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0092 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R6: NRINX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Investor Class: NGUAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	0.81%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) driven by both stock selection and sector allocation decisions. Relative to the Index, positioning in the Information Technology sector negatively impacted performance, with holdings in the Software industry, the largest headwind. While the Fund had a meaningful position in NVIDIA Corp., it was underweight versus the Index, which detracted from relative returns.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the Information Technology sector and an allocation to pre-IPO positions in privately held investments that lagged the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $35,193	S&P 500® Index $33,882	Russell 1000® Growth Index $44,223
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,697	$10,048	$10,426
8/31/16	$10,516	$11,309	$11,525
8/31/17	$12,367	$13,145	$13,924
8/31/18	$15,070	$15,730	$17,715
8/31/19	$15,678	$16,189	$18,472
8/31/20	$21,284	$19,740	$26,662
8/31/21	$28,839	$25,893	$34,268
8/31/22	$23,890	$22,986	$27,737
8/31/23	$28,199	$26,650	$33,822
8/31/24	$35,193	$33,882	$44,223

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	24.80%	17.55%	13.41%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.83%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	42.1%
Consumer Discretionary	18.7%
Communication Services	12.5%
Health Care	8.8%
Financials	7.6%
Industrials	3.8%
Consumer Staples	3.3%
Utilities	2.0%
Materials	0.9%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0095 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Investor Class: NGUAX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Trust Class: NBGTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$113	1.01%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) driven by both stock selection and sector allocation decisions. Relative to the Index, positioning in the Information Technology sector negatively impacted performance, with holdings in the Software industry, the largest headwind. While the Fund had a meaningful position in NVIDIA Corp., it was underweight versus the Index, which detracted from relative returns.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the Information Technology sector and an allocation to pre-IPO positions in privately held investments that lagged the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $34,565	S&P 500® Index $33,882	Russell 1000® Growth Index $44,223
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,678	$10,048	$10,426
8/31/16	$10,482	$11,309	$11,525
8/31/17	$12,303	$13,145	$13,924
8/31/18	$14,979	$15,730	$17,715
8/31/19	$15,544	$16,189	$18,472
8/31/20	$21,069	$19,740	$26,662
8/31/21	$28,488	$25,893	$34,268
8/31/22	$23,558	$22,986	$27,737
8/31/23	$27,755	$26,650	$33,822
8/31/24	$34,565	$33,882	$44,223

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	24.54%	17.33%	13.20%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.03%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	42.1%
Consumer Discretionary	18.7%
Communication Services	12.5%
Health Care	8.8%
Financials	7.6%
Industrials	3.8%
Consumer Staples	3.3%
Utilities	2.0%
Materials	0.9%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0096 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Trust Class: NBGTX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Advisor Class: NBGUX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$161	1.44%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) driven by both stock selection and sector allocation decisions. Relative to the Index, positioning in the Information Technology sector negatively impacted performance, with holdings in the Software industry, the largest headwind. While the Fund had a meaningful position in NVIDIA Corp., it was underweight versus the Index, which detracted from relative returns.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the Information Technology sector and an allocation to pre-IPO positions in privately held investments that lagged the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $33,538	S&P 500® Index $33,882	Russell 1000® Growth Index $44,223
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,634	$10,048	$10,426
8/31/16	$10,408	$11,309	$11,525
8/31/17	$12,204	$13,145	$13,924
8/31/18	$14,808	$15,730	$17,715
8/31/19	$15,313	$16,189	$18,472
8/31/20	$20,700	$19,740	$26,662
8/31/21	$27,934	$25,893	$34,268
8/31/22	$23,059	$22,986	$27,737
8/31/23	$27,049	$26,650	$33,822
8/31/24	$33,538	$33,882	$44,223

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	23.99%	16.98%	12.86%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Advisor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.34%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	42.1%
Consumer Discretionary	18.7%
Communication Services	12.5%
Health Care	8.8%
Financials	7.6%
Industrials	3.8%
Consumer Staples	3.3%
Utilities	2.0%
Materials	0.9%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0102 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Advisor Class: NBGUX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NGDLX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	0.66%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) driven by both stock selection and sector allocation decisions. Relative to the Index, positioning in the Information Technology sector negatively impacted performance, with holdings in the Software industry, the largest headwind. While the Fund had a meaningful position in NVIDIA Corp., it was underweight versus the Index, which detracted from relative returns.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the Information Technology sector and an allocation to pre-IPO positions in privately held investments that lagged the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $3,579,500	S&P 500® Index $3,388,200	Russell 1000® Growth Index $4,422,300
8/31/14	$1,000,000	$1,000,000	$1,000,000
8/31/15	$971,600	$1,004,800	$1,042,600
8/31/16	$1,055,900	$1,130,900	$1,152,500
8/31/17	$1,243,100	$1,314,500	$1,392,400
8/31/18	$1,518,400	$1,573,000	$1,771,500
8/31/19	$1,582,000	$1,618,900	$1,847,200
8/31/20	$2,151,900	$1,974,000	$2,666,200
8/31/21	$2,919,700	$2,589,300	$3,426,800
8/31/22	$2,421,700	$2,298,600	$2,773,700
8/31/23	$2,863,500	$2,665,000	$3,382,200
8/31/24	$3,579,500	$3,388,200	$4,422,300

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	25.00%	17.74%	13.60%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.68%.  Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	42.1%
Consumer Discretionary	18.7%
Communication Services	12.5%
Health Care	8.8%
Financials	7.6%
Industrials	3.8%
Consumer Staples	3.3%
Utilities	2.0%
Materials	0.9%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0101 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NGDLX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Class A: NGDAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.02%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) driven by both stock selection and sector allocation decisions. Relative to the Index, positioning in the Information Technology sector negatively impacted performance, with holdings in the Software industry, the largest headwind. While the Fund had a meaningful position in NVIDIA Corp., it was underweight versus the Index, which detracted from relative returns.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the Information Technology sector and an allocation to pre-IPO positions in privately held investments that lagged the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $32,489	S&P 500® Index $33,882	Russell 1000® Growth Index $44,223
8/31/14	$9,425	$10,000	$10,000
2/28/15	$9,425	$10,000	$10,000
8/31/15	$9,121	$10,048	$10,426
8/31/16	$9,880	$11,309	$11,525
8/31/17	$11,587	$13,145	$13,924
8/31/18	$14,098	$15,730	$17,715
8/31/19	$14,633	$16,189	$18,472
8/31/20	$19,826	$19,740	$26,662
8/31/21	$26,795	$25,893	$34,268
8/31/22	$22,151	$22,986	$27,737
8/31/23	$26,093	$26,650	$33,822
8/31/24	$32,489	$33,882	$44,223

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	24.51%	17.30%	13.17%
Class A (including sales charge)	17.34%	15.91%	12.51%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.05%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	42.1%
Consumer Discretionary	18.7%
Communication Services	12.5%
Health Care	8.8%
Financials	7.6%
Industrials	3.8%
Consumer Staples	3.3%
Utilities	2.0%
Materials	0.9%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0097 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NGDAX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Class C: NGDCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.77%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) driven by both stock selection and sector allocation decisions. Relative to the Index, positioning in the Information Technology sector negatively impacted performance, with holdings in the Software industry, the largest headwind. While the Fund had a meaningful position in NVIDIA Corp., it was underweight versus the Index, which detracted from relative returns.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the Information Technology sector and an allocation to pre-IPO positions in privately held investments that lagged the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $32,002	S&P 500® Index $33,882	Russell 1000® Growth Index $44,223
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,599	$10,048	$10,426
8/31/16	$10,317	$11,309	$11,525
8/31/17	$12,022	$13,145	$13,924
8/31/18	$14,516	$15,730	$17,715
8/31/19	$14,952	$16,189	$18,472
8/31/20	$20,114	$19,740	$26,662
8/31/21	$26,987	$25,893	$34,268
8/31/22	$22,137	$22,986	$27,737
8/31/23	$25,887	$26,650	$33,822
8/31/24	$32,002	$33,882	$44,223

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	23.62%	16.44%	12.34%
Class C (including sales charge)	22.62%	16.44%	12.34%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.79%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC). The CDSC is 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	42.1%
Consumer Discretionary	18.7%
Communication Services	12.5%
Health Care	8.8%
Financials	7.6%
Industrials	3.8%
Consumer Staples	3.3%
Utilities	2.0%
Materials	0.9%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0100 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NGDCX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Class R3: NGDRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$143	1.28%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) driven by both stock selection and sector allocation decisions. Relative to the Index, positioning in the Information Technology sector negatively impacted performance, with holdings in the Software industry, the largest headwind. While the Fund had a meaningful position in NVIDIA Corp., it was underweight versus the Index, which detracted from relative returns.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the Information Technology sector and an allocation to pre-IPO positions in privately held investments that lagged the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $33,500	S&P 500® Index $33,882	Russell 1000® Growth Index $44,223
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,647	$10,048	$10,426
8/31/16	$10,418	$11,309	$11,525
8/31/17	$12,191	$13,145	$13,924
8/31/18	$14,792	$15,730	$17,715
8/31/19	$15,311	$16,189	$18,472
8/31/20	$20,679	$19,740	$26,662
8/31/21	$27,868	$25,893	$34,268
8/31/22	$22,963	$22,986	$27,737
8/31/23	$26,976	$26,650	$33,822
8/31/24	$33,500	$33,882	$44,223

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	24.18%	16.95%	12.85%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.36%, which includes the class's repayment of expenses previously reimbursed and/or waived under its contractual expense limitation. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	42.1%
Consumer Discretionary	18.7%
Communication Services	12.5%
Health Care	8.8%
Financials	7.6%
Industrials	3.8%
Consumer Staples	3.3%
Utilities	2.0%
Materials	0.9%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0098 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R3: NGDRX

Neuberger Berman

Large Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Class R6: NGRDX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.58%

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) driven by both stock selection and sector allocation decisions. Relative to the Index, positioning in the Information Technology sector negatively impacted performance, with holdings in the Software industry, the largest headwind. While the Fund had a meaningful position in NVIDIA Corp., it was underweight versus the Index, which detracted from relative returns.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Consumer Discretionary and Industrials sectors

  An underweight in the Information Technology sector and an allocation to pre-IPO positions in privately held investments that lagged the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $35,587	S&P 500® Index $33,882	Russell 1000® Growth Index $44,223
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,697	$10,048	$10,426
8/31/16	$10,516	$11,309	$11,525
8/31/17	$12,367	$13,145	$13,924
8/31/18	$15,070	$15,730	$17,715
8/31/19	$15,686	$16,189	$18,472
8/31/20	$21,347	$19,740	$26,662
8/31/21	$28,971	$25,893	$34,268
8/31/22	$24,042	$22,986	$27,737
8/31/23	$28,449	$26,650	$33,822
8/31/24	$35,587	$33,882	$44,223

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	25.09%	17.80%	13.53%
S&P 500® Index	27.14%	15.92%	12.98%
Russell 1000® Growth Index	30.75%	19.08%	16.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class R6's inception date of March 29, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.59%/0.58% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$2,510,860,740
Number of Portfolio Holdings	65
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$10,811,453

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.6%
Meta Platforms, Inc. Class A	5.4%
Fanatics Holdings, Inc. Class A	4.0%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.4%
Salesforce, Inc.	2.4%
Netflix, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	42.1%
Consumer Discretionary	18.7%
Communication Services	12.5%
Health Care	8.8%
Financials	7.6%
Industrials	3.8%
Consumer Staples	3.3%
Utilities	2.0%
Materials	0.9%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents or upon request at 800.366.6264 or issdl@nb.com.

The fees associated with this Fund changed during the reporting period. The variations in fees are primarily the result of a reduction in the class's contractual expense cap.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0099 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R6: NGRDX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2024

Investor Class: NPRTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	0.75%

How did the Fund perform last year?

The Fund posted a strong return, but lagged the Russell 1000 Value® Index on a relative basis, due to sector allocation and stock selection. Individual stock detractors from relative returns included overweights in Becton, Dickinson & Co. and Pfizer, Inc. The largest relative contributors were an overweight in PNC Financial Services Group, Inc. and an allocation to non-Index Agnico Eagle Mines. We remain committed to our investment philosophy of pure value and discipline. Historically, adhering to our disciplined value strategy has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Energy sector

  Stock selection in the Health Care and Utilities sectors

  An underweight in the Financials sector and overweight in the Health Care sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $26,117	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,281	$10,040	$9,652
8/31/16	$10,502	$11,214	$10,899
8/31/17	$12,171	$13,025	$12,161
8/31/18	$13,740	$15,607	$13,677
8/31/19	$14,599	$15,996	$13,762
8/31/20	$15,071	$19,595	$13,877
8/31/21	$22,614	$25,914	$18,935
8/31/22	$21,624	$22,555	$17,756
8/31/23	$22,827	$26,029	$19,282
8/31/24	$26,117	$32,952	$23,360

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	14.41%	12.34%	10.08%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.76%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	21.5%
Health Care	19.8%
Utilities	15.0%
Materials	12.3%
Consumer Staples	11.7%
Industrials	5.5%
Energy	4.5%
Information Technology	2.5%
Communication Services	1.7%
Real Estate	1.7%
Consumer Discretionary	1.0%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0111 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Investor Class: NPRTX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2024

Trust Class: NBPTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$102	0.95%

How did the Fund perform last year?

The Fund posted a strong return, but lagged the Russell 1000 Value® Index on a relative basis, due to sector allocation and stock selection. Individual stock detractors from relative returns included overweights in Becton, Dickinson & Co. and Pfizer, Inc. The largest relative contributors were an overweight in PNC Financial Services Group, Inc. and an allocation to non-Index Agnico Eagle Mines. We remain committed to our investment philosophy of pure value and discipline. Historically, adhering to our disciplined value strategy has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Energy sector

  Stock selection in the Health Care and Utilities sectors

  An underweight in the Financials sector and overweight in the Health Care sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $25,637	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,260	$10,040	$9,652
8/31/16	$10,461	$11,214	$10,899
8/31/17	$12,111	$13,025	$12,161
8/31/18	$13,647	$15,607	$13,677
8/31/19	$14,470	$15,996	$13,762
8/31/20	$14,912	$19,595	$13,877
8/31/21	$22,331	$25,914	$18,935
8/31/22	$21,312	$22,555	$17,756
8/31/23	$22,452	$26,029	$19,282
8/31/24	$25,637	$32,952	$23,360

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	14.18%	12.12%	9.87%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.95%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	21.5%
Health Care	19.8%
Utilities	15.0%
Materials	12.3%
Consumer Staples	11.7%
Industrials	5.5%
Energy	4.5%
Information Technology	2.5%
Communication Services	1.7%
Real Estate	1.7%
Consumer Discretionary	1.0%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0112 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Trust Class: NBPTX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2024

Advisor Class: NBPBX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$118	1.10%

How did the Fund perform last year?

The Fund posted a strong return, but lagged the Russell 1000 Value® Index on a relative basis, due to sector allocation and stock selection. Individual stock detractors from relative returns included overweights in Becton, Dickinson & Co. and Pfizer, Inc. The largest relative contributors were an overweight in PNC Financial Services Group, Inc. and an allocation to non-Index Agnico Eagle Mines. We remain committed to our investment philosophy of pure value and discipline. Historically, adhering to our disciplined value strategy has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Energy sector

  Stock selection in the Health Care and Utilities sectors

  An underweight in the Financials sector and overweight in the Health Care sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $25,249	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,245	$10,040	$9,652
8/31/16	$10,430	$11,214	$10,899
8/31/17	$12,048	$13,025	$12,161
8/31/18	$13,561	$15,607	$13,677
8/31/19	$14,361	$15,996	$13,762
8/31/20	$14,777	$19,595	$13,877
8/31/21	$22,089	$25,914	$18,935
8/31/22	$21,050	$22,555	$17,756
8/31/23	$22,143	$26,029	$19,282
8/31/24	$25,249	$32,952	$23,360

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	14.03%	11.95%	9.70%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Advisor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.10%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	21.5%
Health Care	19.8%
Utilities	15.0%
Materials	12.3%
Consumer Staples	11.7%
Industrials	5.5%
Energy	4.5%
Information Technology	2.5%
Communication Services	1.7%
Real Estate	1.7%
Consumer Discretionary	1.0%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0119 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Advisor Class: NBPBX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NBPIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	0.60%

How did the Fund perform last year?

The Fund posted a strong return, but lagged the Russell 1000 Value® Index on a relative basis, due to sector allocation and stock selection. Individual stock detractors from relative returns included overweights in Becton, Dickinson & Co. and Pfizer, Inc. The largest relative contributors were an overweight in PNC Financial Services Group, Inc. and an allocation to non-Index Agnico Eagle Mines. We remain committed to our investment philosophy of pure value and discipline. Historically, adhering to our disciplined value strategy has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Energy sector

  Stock selection in the Health Care and Utilities sectors

  An underweight in the Financials sector and overweight in the Health Care sector

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,655,000	Russell 1000® Index $3,295,200	Russell 1000® Value Index $2,336,000
8/31/14	$1,000,000	$1,000,000	$1,000,000
8/31/15	$929,700	$1,004,000	$965,200
8/31/16	$1,054,200	$1,121,400	$1,089,900
8/31/17	$1,223,300	$1,302,500	$1,216,100
8/31/18	$1,383,600	$1,560,700	$1,367,700
8/31/19	$1,472,300	$1,599,600	$1,376,200
8/31/20	$1,522,700	$1,959,500	$1,387,700
8/31/21	$2,287,900	$2,591,400	$1,893,500
8/31/22	$2,191,500	$2,255,500	$1,775,600
8/31/23	$2,316,800	$2,602,900	$1,928,200
8/31/24	$2,655,000	$3,295,200	$2,336,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	14.60%	12.52%	10.26%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.60%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	21.5%
Health Care	19.8%
Utilities	15.0%
Materials	12.3%
Consumer Staples	11.7%
Industrials	5.5%
Energy	4.5%
Information Technology	2.5%
Communication Services	1.7%
Real Estate	1.7%
Consumer Discretionary	1.0%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0118 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NBPIX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2024

Class A: NPNAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.98%

How did the Fund perform last year?

The Fund posted a strong return, but lagged the Russell 1000 Value® Index on a relative basis, due to sector allocation and stock selection. Individual stock detractors from relative returns included overweights in Becton, Dickinson & Co. and Pfizer, Inc. The largest relative contributors were an overweight in PNC Financial Services Group, Inc. and an allocation to non-Index Agnico Eagle Mines. We remain committed to our investment philosophy of pure value and discipline. Historically, adhering to our disciplined value strategy has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Energy sector

  Stock selection in the Health Care and Utilities sectors

  An underweight in the Financials sector and overweight in the Health Care sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $24,073	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$9,425	$10,000	$10,000
8/31/15	$8,723	$10,040	$9,652
8/31/16	$9,852	$11,214	$10,899
8/31/17	$11,393	$13,025	$12,161
8/31/18	$12,838	$15,607	$13,677
8/31/19	$13,607	$15,996	$13,762
8/31/20	$14,019	$19,595	$13,877
8/31/21	$20,981	$25,914	$18,935
8/31/22	$20,021	$22,555	$17,756
8/31/23	$21,086	$26,029	$19,282
8/31/24	$24,073	$32,952	$23,360

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	14.16%	12.09%	9.83%
Class A (including sales charge)	7.61%	10.76%	9.18%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.98%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	21.5%
Health Care	19.8%
Utilities	15.0%
Materials	12.3%
Consumer Staples	11.7%
Industrials	5.5%
Energy	4.5%
Information Technology	2.5%
Communication Services	1.7%
Real Estate	1.7%
Consumer Discretionary	1.0%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0113 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NPNAX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2024

Class C: NPNCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.72%

How did the Fund perform last year?

The Fund posted a strong return, but lagged the Russell 1000 Value® Index on a relative basis, due to sector allocation and stock selection. Individual stock detractors from relative returns included overweights in Becton, Dickinson & Co. and Pfizer, Inc. The largest relative contributors were an overweight in PNC Financial Services Group, Inc. and an allocation to non-Index Agnico Eagle Mines. We remain committed to our investment philosophy of pure value and discipline. Historically, adhering to our disciplined value strategy has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Energy sector

  Stock selection in the Health Care and Utilities sectors

  An underweight in the Financials sector and overweight in the Health Care sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $23,742	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,189	$10,040	$9,652
8/31/16	$10,300	$11,214	$10,899
8/31/17	$11,828	$13,025	$12,161
8/31/18	$13,228	$15,607	$13,677
8/31/19	$13,921	$15,996	$13,762
8/31/20	$14,238	$19,595	$13,877
8/31/21	$21,156	$25,914	$18,935
8/31/22	$20,039	$22,555	$17,756
8/31/23	$20,949	$26,029	$19,282
8/31/24	$23,742	$32,952	$23,360

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	13.33%	11.27%	9.03%
Class C (including sales charge)	12.33%	11.27%	9.03%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.72%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	21.5%
Health Care	19.8%
Utilities	15.0%
Materials	12.3%
Consumer Staples	11.7%
Industrials	5.5%
Energy	4.5%
Information Technology	2.5%
Communication Services	1.7%
Real Estate	1.7%
Consumer Discretionary	1.0%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0117 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NPNCX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2024

Class R3: NPNRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$133	1.24%

How did the Fund perform last year?

The Fund posted a strong return, but lagged the Russell 1000 Value® Index on a relative basis, due to sector allocation and stock selection. Individual stock detractors from relative returns included overweights in Becton, Dickinson & Co. and Pfizer, Inc. The largest relative contributors were an overweight in PNC Financial Services Group, Inc. and an allocation to non-Index Agnico Eagle Mines. We remain committed to our investment philosophy of pure value and discipline. Historically, adhering to our disciplined value strategy has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Energy sector

  Stock selection in the Health Care and Utilities sectors

  An underweight in the Financials sector and overweight in the Health Care sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $24,866	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,236	$10,040	$9,652
8/31/16	$10,398	$11,214	$10,899
8/31/17	$11,986	$13,025	$12,161
8/31/18	$13,471	$15,607	$13,677
8/31/19	$14,243	$15,996	$13,762
8/31/20	$14,633	$19,595	$13,877
8/31/21	$21,842	$25,914	$18,935
8/31/22	$20,789	$22,555	$17,756
8/31/23	$21,837	$26,029	$19,282
8/31/24	$24,866	$32,952	$23,360

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	13.87%	11.79%	9.54%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.24%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	21.5%
Health Care	19.8%
Utilities	15.0%
Materials	12.3%
Consumer Staples	11.7%
Industrials	5.5%
Energy	4.5%
Information Technology	2.5%
Communication Services	1.7%
Real Estate	1.7%
Consumer Discretionary	1.0%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0115 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R3: NPNRX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2024

Class R6: NRLCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.51%

How did the Fund perform last year?

The Fund posted a strong return, but lagged the Russell 1000 Value® Index on a relative basis, due to sector allocation and stock selection. Individual stock detractors from relative returns included overweights in Becton, Dickinson & Co. and Pfizer, Inc. The largest relative contributors were an overweight in PNC Financial Services Group, Inc. and an allocation to non-Index Agnico Eagle Mines. We remain committed to our investment philosophy of pure value and discipline. Historically, adhering to our disciplined value strategy has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Energy sector

  Stock selection in the Health Care and Utilities sectors

  An underweight in the Financials sector and overweight in the Health Care sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $26,485	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,281	$10,040	$9,652
8/31/16	$10,502	$11,214	$10,899
8/31/17	$12,171	$13,025	$12,161
8/31/18	$13,740	$15,607	$13,677
8/31/19	$14,619	$15,996	$13,762
8/31/20	$15,136	$19,595	$13,877
8/31/21	$22,763	$25,914	$18,935
8/31/22	$21,824	$22,555	$17,756
8/31/23	$23,087	$26,029	$19,282
8/31/24	$26,485	$32,952	$23,360

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	14.72%	12.62%	10.23%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.52%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	21.5%
Health Care	19.8%
Utilities	15.0%
Materials	12.3%
Consumer Staples	11.7%
Industrials	5.5%
Energy	4.5%
Information Technology	2.5%
Communication Services	1.7%
Real Estate	1.7%
Consumer Discretionary	1.0%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0116 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R6: NRLCX

Neuberger Berman

Large Cap Value Fund

Annual Shareholder Report

August 31, 2024

Class E: NPNEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$3	0.03%

How did the Fund perform last year?

The Fund posted a strong return, but lagged the Russell 1000 Value® Index on a relative basis, due to sector allocation and stock selection. Individual stock detractors from relative returns included overweights in Becton, Dickinson & Co. and Pfizer, Inc. The largest relative contributors were an overweight in PNC Financial Services Group, Inc. and an allocation to non-Index Agnico Eagle Mines. We remain committed to our investment philosophy of pure value and discipline. Historically, adhering to our disciplined value strategy has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Energy sector

  Stock selection in the Health Care and Utilities sectors

  An underweight in the Financials sector and overweight in the Health Care sector

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $26,625	Russell 1000® Index $32,952	Russell 1000® Value Index $23,360
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,281	$10,040	$9,652
8/31/16	$10,502	$11,214	$10,899
8/31/17	$12,171	$13,025	$12,161
8/31/18	$13,740	$15,607	$13,677
8/31/19	$14,599	$15,996	$13,762
8/31/20	$15,071	$19,595	$13,877
8/31/21	$22,614	$25,914	$18,935
8/31/22	$21,723	$22,555	$17,756
8/31/23	$23,097	$26,029	$19,282
8/31/24	$26,625	$32,952	$23,360

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class E	15.27%	12.77%	10.29%
Russell 1000® Index	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than Class E. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class E: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.45%/0.03% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 1000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000 Index.

Key Fund Statistics

Net Assets	$9,296,737,542
Number of Portfolio Holdings	74
Portfolio Turnover Rate	81%
Total Investment Advisory Fees Paid	$42,340,052

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Johnson & Johnson	4.1%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
Duke Energy Corp.	3.4%
PNC Financial Services Group, Inc.	3.4%
Berkshire Hathaway, Inc. Class B	3.3%
Sempra	3.0%
JPMorgan Chase & Co.	2.9%
Walmart, Inc.	2.9%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	21.5%
Health Care	19.8%
Utilities	15.0%
Materials	12.3%
Consumer Staples	11.7%
Industrials	5.5%
Energy	4.5%
Information Technology	2.5%
Communication Services	1.7%
Real Estate	1.7%
Consumer Discretionary	1.0%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/large-cap-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0114 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class E: NPNEX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Investor Class: NMANX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.85%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell Midcap® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. We maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments and remained cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments, especially companies supporting the development and expansion of artificial intelligence, across Information Technology, Industrials and Communication Services sectors

  Company-specific issues with investments in the Consumer Discretionary, Financials and Real Estate sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $26,137	Russell 3000® Index $32,071	Russell Midcap® Growth Index $27,408	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$11,074	$10,036	$10,246	$10,002
8/31/16	$10,886	$11,184	$10,963	$10,994
8/31/17	$12,606	$12,980	$12,555	$12,362
8/31/18	$15,977	$15,608	$15,702	$14,574
8/31/19	$16,751	$15,813	$16,638	$14,653
8/31/20	$20,427	$19,203	$20,557	$15,932
8/31/21	$27,704	$25,548	$27,788	$22,502
8/31/22	$20,800	$22,155	$20,371	$19,167
8/31/23	$21,718	$25,424	$23,019	$20,772
8/31/24	$26,137	$32,071	$27,408	$24,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	20.35%	9.31%	10.08%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.86%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.0%
Industrials	19.6%
Consumer Discretionary	14.3%
Financials	13.1%
Health Care	12.0%
Communication Services	4.8%
Consumer Staples	2.9%
Energy	1.8%
Real Estate	1.6%
Utilities	1.3%
Materials	1.2%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0129 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Investor Class: NMANX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Trust Class: NBMTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$104	0.94%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell Midcap® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. We maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments and remained cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments, especially companies supporting the development and expansion of artificial intelligence, across Information Technology, Industrials and Communication Services sectors

  Company-specific issues with investments in the Consumer Discretionary, Financials and Real Estate sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $25,959	Russell 3000® Index $32,071	Russell Midcap® Growth Index $27,408	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$11,073	$10,036	$10,246	$10,002
8/31/16	$10,877	$11,184	$10,963	$10,994
8/31/17	$12,590	$12,980	$12,555	$12,362
8/31/18	$15,945	$15,608	$15,702	$14,574
8/31/19	$16,708	$15,813	$16,638	$14,653
8/31/20	$20,358	$19,203	$20,557	$15,932
8/31/21	$27,591	$25,548	$27,788	$22,502
8/31/22	$20,699	$22,155	$20,371	$19,167
8/31/23	$21,585	$25,424	$23,019	$20,772
8/31/24	$25,959	$32,071	$27,408	$24,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	20.27%	9.21%	10.01%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.95%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.0%
Industrials	19.6%
Consumer Discretionary	14.3%
Financials	13.1%
Health Care	12.0%
Communication Services	4.8%
Consumer Staples	2.9%
Energy	1.8%
Real Estate	1.6%
Utilities	1.3%
Materials	1.2%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0130 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Trust Class: NBMTX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Advisor Class: NBMBX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$131	1.19%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell Midcap® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. We maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments and remained cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments, especially companies supporting the development and expansion of artificial intelligence, across Information Technology, Industrials and Communication Services sectors

  Company-specific issues with investments in the Consumer Discretionary, Financials and Real Estate sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $25,292	Russell 3000® Index $32,071	Russell Midcap® Growth Index $27,408	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$11,039	$10,036	$10,246	$10,002
8/31/16	$10,814	$11,184	$10,963	$10,994
8/31/17	$12,486	$12,980	$12,555	$12,362
8/31/18	$15,772	$15,608	$15,702	$14,574
8/31/19	$16,486	$15,813	$16,638	$14,653
8/31/20	$20,041	$19,203	$20,557	$15,932
8/31/21	$27,093	$25,548	$27,788	$22,502
8/31/22	$20,269	$22,155	$20,371	$19,167
8/31/23	$21,097	$25,424	$23,019	$20,772
8/31/24	$25,292	$32,071	$27,408	$24,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	19.89%	8.94%	9.72%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Advisor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.20%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.0%
Industrials	19.6%
Consumer Discretionary	14.3%
Financials	13.1%
Health Care	12.0%
Communication Services	4.8%
Consumer Staples	2.9%
Energy	1.8%
Real Estate	1.6%
Utilities	1.3%
Materials	1.2%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0136 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Advisor Class: NBMBX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NBMLX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.68%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell Midcap® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. We maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments and remained cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments, especially companies supporting the development and expansion of artificial intelligence, across Information Technology, Industrials and Communication Services sectors

  Company-specific issues with investments in the Consumer Discretionary, Financials and Real Estate sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,660,800	Russell 3000® Index $3,207,100	Russell Midcap® Growth Index $2,740,800	Russell Midcap® Index $2,496,000
8/31/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/15	$1,109,800	$1,003,600	$1,024,600	$1,000,200
8/31/16	$1,093,000	$1,118,400	$1,096,300	$1,099,400
8/31/17	$1,268,200	$1,298,000	$1,255,500	$1,236,200
8/31/18	$1,609,700	$1,560,800	$1,570,200	$1,457,400
8/31/19	$1,691,600	$1,581,300	$1,663,800	$1,465,300
8/31/20	$2,065,700	$1,920,300	$2,055,700	$1,593,200
8/31/21	$2,807,600	$2,554,800	$2,778,800	$2,250,200
8/31/22	$2,111,100	$2,215,500	$2,037,100	$1,916,700
8/31/23	$2,207,100	$2,542,400	$2,301,900	$2,077,200
8/31/24	$2,660,800	$3,207,100	$2,740,800	$2,496,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	20.56%	9.48%	10.28%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.70%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.0%
Industrials	19.6%
Consumer Discretionary	14.3%
Financials	13.1%
Health Care	12.0%
Communication Services	4.8%
Consumer Staples	2.9%
Energy	1.8%
Real Estate	1.6%
Utilities	1.3%
Materials	1.2%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0135 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NBMLX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Class A: NMGAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.06%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell Midcap® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. We maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments and remained cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments, especially companies supporting the development and expansion of artificial intelligence, across Information Technology, Industrials and Communication Services sectors

  Company-specific issues with investments in the Consumer Discretionary, Financials and Real Estate sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $24,155	Russell 3000® Index $32,071	Russell Midcap® Growth Index $27,408	Russell Midcap® Index $24,960
8/31/14	$9,425	$10,000	$10,000	$10,000
8/31/15	$10,421	$10,036	$10,246	$10,002
8/31/16	$10,222	$11,184	$10,963	$10,994
8/31/17	$11,815	$12,980	$12,555	$12,362
8/31/18	$14,944	$15,608	$15,702	$14,574
8/31/19	$15,639	$15,813	$16,638	$14,653
8/31/20	$19,033	$19,203	$20,557	$15,932
8/31/21	$25,774	$25,548	$27,788	$22,502
8/31/22	$19,310	$22,155	$20,371	$19,167
8/31/23	$20,124	$25,424	$23,019	$20,772
8/31/24	$24,155	$32,071	$27,408	$24,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	20.03%	9.08%	9.87%
Class A (including sales charge)	13.16%	7.80%	9.22%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.07%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.0%
Industrials	19.6%
Consumer Discretionary	14.3%
Financials	13.1%
Health Care	12.0%
Communication Services	4.8%
Consumer Staples	2.9%
Energy	1.8%
Real Estate	1.6%
Utilities	1.3%
Materials	1.2%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0131 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NMGAX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Class C: NMGCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.81%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell Midcap® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. We maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments and remained cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments, especially companies supporting the development and expansion of artificial intelligence, across Information Technology, Industrials and Communication Services sectors

  Company-specific issues with investments in the Consumer Discretionary, Financials and Real Estate sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $23,768	Russell 3000® Index $32,071	Russell Midcap® Growth Index $27,408	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,972	$10,036	$10,246	$10,002
8/31/16	$10,685	$11,184	$10,963	$10,994
8/31/17	$12,255	$12,980	$12,555	$12,362
8/31/18	$15,379	$15,608	$15,702	$14,574
8/31/19	$15,981	$15,813	$16,638	$14,653
8/31/20	$19,301	$19,203	$20,557	$15,932
8/31/21	$25,944	$25,548	$27,788	$22,502
8/31/22	$19,286	$22,155	$20,371	$19,167
8/31/23	$19,955	$25,424	$23,019	$20,772
8/31/24	$23,768	$32,071	$27,408	$24,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	19.11%	8.26%	9.04%
Class C (including sales charge)	18.11%	8.26%	9.04%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.82%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.0%
Industrials	19.6%
Consumer Discretionary	14.3%
Financials	13.1%
Health Care	12.0%
Communication Services	4.8%
Consumer Staples	2.9%
Energy	1.8%
Real Estate	1.6%
Utilities	1.3%
Materials	1.2%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0134 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NMGCX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Class R3: NMGRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$144	1.31%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell Midcap® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. We maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments and remained cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments, especially companies supporting the development and expansion of artificial intelligence, across Information Technology, Industrials and Communication Services sectors

  Company-specific issues with investments in the Consumer Discretionary, Financials and Real Estate sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $24,983	Russell 3000® Index $32,071	Russell Midcap® Growth Index $27,408	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$11,029	$10,036	$10,246	$10,002
8/31/16	$10,794	$11,184	$10,963	$10,994
8/31/17	$12,446	$12,980	$12,555	$12,362
8/31/18	$15,696	$15,608	$15,702	$14,574
8/31/19	$16,389	$15,813	$16,638	$14,653
8/31/20	$19,889	$19,203	$20,557	$15,932
8/31/21	$26,855	$25,548	$27,788	$22,502
8/31/22	$20,074	$22,155	$20,371	$19,167
8/31/23	$20,866	$25,424	$23,019	$20,772
8/31/24	$24,983	$32,071	$27,408	$24,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	19.73%	8.80%	9.59%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.33%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.0%
Industrials	19.6%
Consumer Discretionary	14.3%
Financials	13.1%
Health Care	12.0%
Communication Services	4.8%
Consumer Staples	2.9%
Energy	1.8%
Real Estate	1.6%
Utilities	1.3%
Materials	1.2%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0132 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R3: NMGRX

Neuberger Berman

Mid Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Class R6: NRMGX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.59%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell Midcap® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. We maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments and remained cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments, especially companies supporting the development and expansion of artificial intelligence, across Information Technology, Industrials and Communication Services sectors

  Company-specific issues with investments in the Consumer Discretionary, Financials and Real Estate sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $26,846	Russell 3000® Index $32,071	Russell Midcap® Growth Index $27,408	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$11,104	$10,036	$10,246	$10,002
8/31/16	$10,944	$11,184	$10,963	$10,994
8/31/17	$12,710	$12,980	$12,555	$12,362
8/31/18	$16,141	$15,608	$15,702	$14,574
8/31/19	$16,981	$15,813	$16,638	$14,653
8/31/20	$20,763	$19,203	$20,557	$15,932
8/31/21	$28,235	$25,548	$27,788	$22,502
8/31/22	$21,257	$22,155	$20,371	$19,167
8/31/23	$22,253	$25,424	$23,019	$20,772
8/31/24	$26,846	$32,071	$27,408	$24,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	20.64%	9.59%	10.38%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Growth Index	19.07%	10.50%	10.61%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.60%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$1,695,593,799
Number of Portfolio Holdings	78
Portfolio Turnover Rate	97%
Total Investment Advisory Fees Paid	$7,851,954

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	3.9%
Trade Desk, Inc. Class A	3.3%
Monolithic Power Systems, Inc.	2.7%
Cencora, Inc.	2.5%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.3%
Datadog, Inc. Class A	2.3%
HEICO Corp.	2.2%
W.W. Grainger, Inc.	2.1%
Deckers Outdoor Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.0%
Industrials	19.6%
Consumer Discretionary	14.3%
Financials	13.1%
Health Care	12.0%
Communication Services	4.8%
Consumer Staples	2.9%
Energy	1.8%
Real Estate	1.6%
Utilities	1.3%
Materials	1.2%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0133 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R6: NRMGX

Neuberger Berman

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2024

Investor Class: NBRVX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	0.96%

How did the Fund perform last year?

The one year period ended 8/31/24 can be broken down into two distinct periods of investor sentiment. For most of the year investors focused on Information Technology (IT) stocks and Utilities poised to benefit from the Artificial Intelligence mania and growth in data centers and several Fund investments benefitted from these trends. Attention then shifted to stocks that many investors believed would benefit from interest rate cuts such as cyclicals and bank stocks and the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in IT and Utilities

  Investments in Consumer Discretionary and Consumer Staples

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $17,789	Russell 3000® Index $32,071	Russell Midcap® Value Index $22,215	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$9,891	$10,036	$9,746	$10,002
8/31/16	$10,470	$11,184	$11,001	$10,994
8/31/17	$12,269	$12,980	$12,191	$12,362
8/31/18	$13,766	$15,608	$13,735	$14,574
8/31/19	$11,980	$15,813	$13,305	$14,653
8/31/20	$10,051	$19,203	$13,132	$15,932
8/31/21	$15,487	$25,548	$18,975	$22,502
8/31/22	$14,919	$22,155	$17,495	$19,167
8/31/23	$15,498	$25,424	$18,484	$20,772
8/31/24	$17,789	$32,071	$22,215	$24,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	14.78%	8.23%	5.93%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.51%/1.50% (before and after any expense reimbursements and/or fee waivers,  respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$56,999,028
Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$252

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.9%
KBR, Inc.	2.6%
Fortune Brands Innovations, Inc.	2.5%
AerCap Holdings NV	2.2%
EOG Resources, Inc.	2.1%
L3Harris Technologies, Inc.	2.1%
FirstEnergy Corp.	2.1%
Teledyne Technologies, Inc.	2.1%
TreeHouse Foods, Inc.	2.0%
FedEx Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Industrials	22.3%
Consumer Discretionary	9.9%
Financials	8.9%
Utilities	8.6%
Energy	8.1%
Health Care	6.9%
Consumer Staples	4.1%
Materials	3.5%
Real Estate	2.0%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0145 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Investor Class: NBRVX

Neuberger Berman

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2024

Trust Class: NBREX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$129	1.20%

How did the Fund perform last year?

The one year period ended 8/31/24 can be broken down into two distinct periods of investor sentiment. For most of the year investors focused on Information Technology (IT) stocks and Utilities poised to benefit from the Artificial Intelligence mania and growth in data centers and several Fund investments benefitted from these trends. Attention then shifted to stocks that many investors believed would benefit from interest rate cuts such as cyclicals and bank stocks and the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in IT and Utilities

  Investments in Consumer Discretionary and Consumer Staples

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $17,489	Russell 3000® Index $32,071	Russell Midcap® Value Index $22,215	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$9,869	$10,036	$9,746	$10,002
8/31/16	$10,442	$11,184	$11,001	$10,994
8/31/17	$12,201	$12,980	$12,191	$12,362
8/31/18	$13,686	$15,608	$13,735	$14,574
8/31/19	$11,902	$15,813	$13,305	$14,653
8/31/20	$9,967	$19,203	$13,132	$15,932
8/31/21	$15,335	$25,548	$18,975	$22,502
8/31/22	$14,736	$22,155	$17,495	$19,167
8/31/23	$15,275	$25,424	$18,484	$20,772
8/31/24	$17,489	$32,071	$22,215	$24,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	14.49%	8.00%	5.75%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.70%/1.25% (before and after any expense reimbursements and/or fee waivers,  respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$56,999,028
Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$252

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.9%
KBR, Inc.	2.6%
Fortune Brands Innovations, Inc.	2.5%
AerCap Holdings NV	2.2%
EOG Resources, Inc.	2.1%
L3Harris Technologies, Inc.	2.1%
FirstEnergy Corp.	2.1%
Teledyne Technologies, Inc.	2.1%
TreeHouse Foods, Inc.	2.0%
FedEx Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Industrials	22.3%
Consumer Discretionary	9.9%
Financials	8.9%
Utilities	8.6%
Energy	8.1%
Health Care	6.9%
Consumer Staples	4.1%
Materials	3.5%
Real Estate	2.0%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0146 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Trust Class: NBREX

Neuberger Berman

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NBRTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.85%

How did the Fund perform last year?

The one year period ended 8/31/24 can be broken down into two distinct periods of investor sentiment. For most of the year investors focused on Information Technology (IT) stocks and Utilities poised to benefit from the Artificial Intelligence mania and growth in data centers and several Fund investments benefitted from these trends. Attention then shifted to stocks that many investors believed would benefit from interest rate cuts such as cyclicals and bank stocks and the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in IT and Utilities

  Investments in Consumer Discretionary and Consumer Staples

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,816,600	Russell 3000® Index $3,207,100	Russell Midcap® Value Index $2,221,500	Russell Midcap® Index $2,496,000
8/31/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/15	$991,000	$1,003,600	$974,600	$1,000,200
8/31/16	$1,052,200	$1,118,400	$1,100,100	$1,099,400
8/31/17	$1,235,300	$1,298,000	$1,219,100	$1,236,200
8/31/18	$1,390,900	$1,560,800	$1,373,500	$1,457,400
8/31/19	$1,214,300	$1,581,300	$1,330,500	$1,465,300
8/31/20	$1,021,400	$1,920,300	$1,313,200	$1,593,200
8/31/21	$1,576,500	$2,554,800	$1,897,500	$2,250,200
8/31/22	$1,520,500	$2,215,500	$1,749,500	$1,916,700
8/31/23	$1,581,300	$2,542,400	$1,848,400	$2,077,200
8/31/24	$1,816,600	$3,207,100	$2,221,500	$2,496,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	14.88%	8.39%	6.15%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.34%/0.85% (before and after any expense reimbursements and/or fee waivers,  respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$56,999,028
Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$252

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.9%
KBR, Inc.	2.6%
Fortune Brands Innovations, Inc.	2.5%
AerCap Holdings NV	2.2%
EOG Resources, Inc.	2.1%
L3Harris Technologies, Inc.	2.1%
FirstEnergy Corp.	2.1%
Teledyne Technologies, Inc.	2.1%
TreeHouse Foods, Inc.	2.0%
FedEx Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Industrials	22.3%
Consumer Discretionary	9.9%
Financials	8.9%
Utilities	8.6%
Energy	8.1%
Health Care	6.9%
Consumer Staples	4.1%
Materials	3.5%
Real Estate	2.0%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0151 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NBRTX

Neuberger Berman

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2024

Class A: NBRAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.21%

How did the Fund perform last year?

The one year period ended 8/31/24 can be broken down into two distinct periods of investor sentiment. For most of the year investors focused on Information Technology (IT) stocks and Utilities poised to benefit from the Artificial Intelligence mania and growth in data centers and several Fund investments benefitted from these trends. Attention then shifted to stocks that many investors believed would benefit from interest rate cuts such as cyclicals and bank stocks and the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in IT and Utilities

  Investments in Consumer Discretionary and Consumer Staples

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $16,518	Russell 3000® Index $32,071	Russell Midcap® Value Index $22,215	Russell Midcap® Index $24,960
8/31/14	$9,425	$10,000	$10,000	$10,000
8/31/15	$9,309	$10,036	$9,746	$10,002
8/31/16	$9,845	$11,184	$11,001	$10,994
8/31/17	$11,514	$12,980	$12,191	$12,362
8/31/18	$12,922	$15,608	$13,735	$14,574
8/31/19	$11,238	$15,813	$13,305	$14,653
8/31/20	$9,421	$19,203	$13,132	$15,932
8/31/21	$14,484	$25,548	$18,975	$22,502
8/31/22	$13,922	$22,155	$17,495	$19,167
8/31/23	$14,430	$25,424	$18,484	$20,772
8/31/24	$16,518	$32,071	$22,215	$24,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	14.47%	8.01%	5.77%
Class A (including sales charge)	7.91%	6.73%	5.15%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, data please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.75%/1.21% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$56,999,028
Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$252

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.9%
KBR, Inc.	2.6%
Fortune Brands Innovations, Inc.	2.5%
AerCap Holdings NV	2.2%
EOG Resources, Inc.	2.1%
L3Harris Technologies, Inc.	2.1%
FirstEnergy Corp.	2.1%
Teledyne Technologies, Inc.	2.1%
TreeHouse Foods, Inc.	2.0%
FedEx Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Industrials	22.3%
Consumer Discretionary	9.9%
Financials	8.9%
Utilities	8.6%
Energy	8.1%
Health Care	6.9%
Consumer Staples	4.1%
Materials	3.5%
Real Estate	2.0%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0147 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NBRAX

Neuberger Berman

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2024

Class C: NBRCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.96%

How did the Fund perform last year?

The one year period ended 8/31/24 can be broken down into two distinct periods of investor sentiment. For most of the year investors focused on Information Technology (IT) stocks and Utilities poised to benefit from the Artificial Intelligence mania and growth in data centers and several Fund investments benefitted from these trends. Attention then shifted to stocks that many investors believed would benefit from interest rate cuts such as cyclicals and bank stocks and the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in IT and Utilities

  Investments in Consumer Discretionary and Consumer Staples

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $16,252	Russell 3000® Index $32,071	Russell Midcap® Value Index $22,215	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$9,798	$10,036	$9,746	$10,002
8/31/16	$10,289	$11,184	$11,001	$10,994
8/31/17	$11,945	$12,980	$12,191	$12,362
8/31/18	$13,302	$15,608	$13,735	$14,574
8/31/19	$11,481	$15,813	$13,305	$14,653
8/31/20	$9,551	$19,203	$13,132	$15,932
8/31/21	$14,583	$25,548	$18,975	$22,502
8/31/22	$13,908	$22,155	$17,495	$19,167
8/31/23	$14,305	$25,424	$18,484	$20,772
8/31/24	$16,252	$32,071	$22,215	$24,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	13.61%	7.20%	4.98%
Class C (including sales charge)	12.61%	7.20%	4.98%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, data please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.47%/1.96% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$56,999,028
Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$252

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.9%
KBR, Inc.	2.6%
Fortune Brands Innovations, Inc.	2.5%
AerCap Holdings NV	2.2%
EOG Resources, Inc.	2.1%
L3Harris Technologies, Inc.	2.1%
FirstEnergy Corp.	2.1%
Teledyne Technologies, Inc.	2.1%
TreeHouse Foods, Inc.	2.0%
FedEx Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Industrials	22.3%
Consumer Discretionary	9.9%
Financials	8.9%
Utilities	8.6%
Energy	8.1%
Health Care	6.9%
Consumer Staples	4.1%
Materials	3.5%
Real Estate	2.0%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0150 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NBRCX

Neuberger Berman

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2024

Class R3: NBRRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$156	1.46%

How did the Fund perform last year?

The one year period ended 8/31/24 can be broken down into two distinct periods of investor sentiment. For most of the year investors focused on Information Technology (IT) stocks and Utilities poised to benefit from the Artificial Intelligence mania and growth in data centers and several Fund investments benefitted from these trends. Attention then shifted to stocks that many investors believed would benefit from interest rate cuts such as cyclicals and bank stocks and the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in IT and Utilities

  Investments in Consumer Discretionary and Consumer Staples

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $17,088	Russell 3000® Index $32,071	Russell Midcap® Value Index $22,215	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$9,851	$10,036	$9,746	$10,002
8/31/16	$10,397	$11,184	$11,001	$10,994
8/31/17	$12,124	$12,980	$12,191	$12,362
8/31/18	$13,569	$15,608	$13,735	$14,574
8/31/19	$11,776	$15,813	$13,305	$14,653
8/31/20	$9,843	$19,203	$13,132	$15,932
8/31/21	$15,100	$25,548	$18,975	$22,502
8/31/22	$14,479	$22,155	$17,495	$19,167
8/31/23	$14,965	$25,424	$18,484	$20,772
8/31/24	$17,088	$32,071	$22,215	$24,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	14.19%	7.73%	5.50%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.01%/1.46% (before and after any expense reimbursements and/or fee waivers,  respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$56,999,028
Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$252

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.9%
KBR, Inc.	2.6%
Fortune Brands Innovations, Inc.	2.5%
AerCap Holdings NV	2.2%
EOG Resources, Inc.	2.1%
L3Harris Technologies, Inc.	2.1%
FirstEnergy Corp.	2.1%
Teledyne Technologies, Inc.	2.1%
TreeHouse Foods, Inc.	2.0%
FedEx Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Industrials	22.3%
Consumer Discretionary	9.9%
Financials	8.9%
Utilities	8.6%
Energy	8.1%
Health Care	6.9%
Consumer Staples	4.1%
Materials	3.5%
Real Estate	2.0%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0148 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R3: NBRRX

Neuberger Berman

Mid Cap Intrinsic Value Fund

Annual Shareholder Report

August 31, 2024

Class R6: NBMRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.75%

How did the Fund perform last year?

The one year period ended 8/31/24 can be broken down into two distinct periods of investor sentiment. For most of the year investors focused on Information Technology (IT) stocks and Utilities poised to benefit from the Artificial Intelligence mania and growth in data centers and several Fund investments benefitted from these trends. Attention then shifted to stocks that many investors believed would benefit from interest rate cuts such as cyclicals and bank stocks and the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in IT and Utilities

  Investments in Consumer Discretionary and Consumer Staples

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $18,047	Russell 3000® Index $32,071	Russell Midcap® Value Index $22,215	Russell Midcap® Index $24,960
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$9,891	$10,036	$9,746	$10,002
8/31/16	$10,470	$11,184	$11,001	$10,994
8/31/17	$12,269	$12,980	$12,191	$12,362
8/31/18	$13,766	$15,608	$13,735	$14,574
8/31/19	$12,003	$15,813	$13,305	$14,653
8/31/20	$10,108	$19,203	$13,132	$15,932
8/31/21	$15,611	$25,548	$18,975	$22,502
8/31/22	$15,077	$22,155	$17,495	$19,167
8/31/23	$15,697	$25,424	$18,484	$20,772
8/31/24	$18,047	$32,071	$22,215	$24,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	14.98%	8.50%	6.08%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%
Russell Midcap® Index	20.16%	11.24%	9.58%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class R6's inception date of March 29, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.71%/0.75% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$56,999,028
Number of Portfolio Holdings	72
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$252

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.9%
KBR, Inc.	2.6%
Fortune Brands Innovations, Inc.	2.5%
AerCap Holdings NV	2.2%
EOG Resources, Inc.	2.1%
L3Harris Technologies, Inc.	2.1%
FirstEnergy Corp.	2.1%
Teledyne Technologies, Inc.	2.1%
TreeHouse Foods, Inc.	2.0%
FedEx Corp.	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Industrials	22.3%
Consumer Discretionary	9.9%
Financials	8.9%
Utilities	8.6%
Energy	8.1%
Health Care	6.9%
Consumer Staples	4.1%
Materials	3.5%
Real Estate	2.0%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/mid-cap-intrinsic-value-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0149 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R6: NBMRX

Neuberger Berman

Multi-Cap Opportunities Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NMULX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.88%

How did the Fund perform last year?

The Fund generated strong performance for the year. Positive investor sentiment for U.S. equities was supported by continued economic and earnings growth, along with moderating inflation. Recent improvements in market breadth (lower market concentration) have benefitted the Fund’s fundamental, bottom-up approach. The Fund achieved a positive return in each sector in which it was invested. Relative to the S&P 500® Index, an underweight to Information Technology (IT) detracted from performance. Superior stock selection benefitted performance, as did the Fund’s overweight to the Financials sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments within the Consumer Discretionary, Financials, and IT sectors

  Select holdings within the Health Care and Industrials sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,864,200	S&P 500® Index $3,388,200
8/31/14	$1,000,000	$1,000,000
8/31/15	$982,000	$1,004,800
8/31/16	$1,069,700	$1,130,900
8/31/17	$1,286,600	$1,314,500
8/31/18	$1,532,900	$1,573,000
8/31/19	$1,577,600	$1,618,900
8/31/20	$1,739,100	$1,974,000
8/31/21	$2,369,300	$2,589,300
8/31/22	$2,022,000	$2,298,600
8/31/23	$2,281,100	$2,665,000
8/31/24	$2,864,200	$3,388,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	25.56%	12.67%	11.10%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.87%.  Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$252,051,550
Number of Portfolio Holdings	41
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$942,268

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
Apple, Inc.	5.1%
Alphabet, Inc. Class C	4.4%
Brookfield Corp. Class A	3.7%
HCA Healthcare, Inc.	3.6%
Graphic Packaging Holding Co.	3.6%
Motorola Solutions, Inc.	3.3%
Aramark	3.3%
Amazon.com, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	21.0%
Information Technology	18.2%
Consumer Discretionary	12.8%
Industrials	12.1%
Materials	9.9%
Communication Services	7.2%
Consumer Staples	7.1%
Health Care	7.1%
Energy	2.5%
Utilities	1.7%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0162 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NMULX

Neuberger Berman

Multi-Cap Opportunities Fund

Annual Shareholder Report

August 31, 2024

Class A: NMUAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.25%

How did the Fund perform last year?

The Fund generated strong performance for the year. Positive investor sentiment for U.S. equities was supported by continued economic and earnings growth, along with moderating inflation. Recent improvements in market breadth (lower market concentration) have benefitted the Fund’s fundamental, bottom-up approach. The Fund achieved a positive return in each sector in which it was invested. Relative to the S&P 500® Index, an underweight to Information Technology (IT) detracted from performance. Superior stock selection benefitted performance, as did the Fund’s overweight to the Financials sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments within the Consumer Discretionary, Financials, and IT sectors

  Select holdings within the Health Care and Industrials sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $26,042	S&P 500® Index $33,882
8/31/14	$9,425	$10,000
8/31/15	$9,223	$10,048
8/31/16	$10,010	$11,309
8/31/17	$11,997	$13,145
8/31/18	$14,243	$15,730
8/31/19	$14,604	$16,189
8/31/20	$16,040	$19,740
8/31/21	$21,764	$25,893
8/31/22	$18,517	$22,986
8/31/23	$20,808	$26,650
8/31/24	$26,042	$33,882

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	25.15%	12.26%	10.70%
Class A (including sales charge)	17.96%	10.94%	10.04%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.25%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$252,051,550
Number of Portfolio Holdings	41
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$942,268

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
Apple, Inc.	5.1%
Alphabet, Inc. Class C	4.4%
Brookfield Corp. Class A	3.7%
HCA Healthcare, Inc.	3.6%
Graphic Packaging Holding Co.	3.6%
Motorola Solutions, Inc.	3.3%
Aramark	3.3%
Amazon.com, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	21.0%
Information Technology	18.2%
Consumer Discretionary	12.8%
Industrials	12.1%
Materials	9.9%
Communication Services	7.2%
Consumer Staples	7.1%
Health Care	7.1%
Energy	2.5%
Utilities	1.7%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0159 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NMUAX

Neuberger Berman

Multi-Cap Opportunities Fund

Annual Shareholder Report

August 31, 2024

Class C: NMUCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	2.00%

How did the Fund perform last year?

The Fund generated strong performance for the year. Positive investor sentiment for U.S. equities was supported by continued economic and earnings growth, along with moderating inflation. Recent improvements in market breadth (lower market concentration) have benefitted the Fund’s fundamental, bottom-up approach. The Fund achieved a positive return in each sector in which it was invested. Relative to the S&P 500® Index, an underweight to Information Technology (IT) detracted from performance. Superior stock selection benefitted performance, as did the Fund’s overweight to the Financials sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments within the Consumer Discretionary, Financials, and IT sectors

  Select holdings within the Health Care and Industrials sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $25,658	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$9,716	$10,048
8/31/16	$10,467	$11,309
8/31/17	$12,450	$13,145
8/31/18	$14,671	$15,730
8/31/19	$14,932	$16,189
8/31/20	$16,281	$19,740
8/31/21	$21,924	$25,893
8/31/22	$18,508	$22,986
8/31/23	$20,660	$26,650
8/31/24	$25,658	$33,882

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	24.19%	11.44%	9.88%
Class C (including sales charge)	23.20%	11.44%	9.88%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.99%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$252,051,550
Number of Portfolio Holdings	41
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$942,268

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
Apple, Inc.	5.1%
Alphabet, Inc. Class C	4.4%
Brookfield Corp. Class A	3.7%
HCA Healthcare, Inc.	3.6%
Graphic Packaging Holding Co.	3.6%
Motorola Solutions, Inc.	3.3%
Aramark	3.3%
Amazon.com, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	21.0%
Information Technology	18.2%
Consumer Discretionary	12.8%
Industrials	12.1%
Materials	9.9%
Communication Services	7.2%
Consumer Staples	7.1%
Health Care	7.1%
Energy	2.5%
Utilities	1.7%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0161 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NMUCX

Neuberger Berman

Multi-Cap Opportunities Fund

Annual Shareholder Report

August 31, 2024

Class E: NMUEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$15	0.13%

How did the Fund perform last year?

The Fund generated strong performance for the year. Positive investor sentiment for U.S. equities was supported by continued economic and earnings growth, along with moderating inflation. Recent improvements in market breadth (lower market concentration) have benefitted the Fund’s fundamental, bottom-up approach. The Fund achieved a positive return in each sector in which it was invested. Relative to the S&P 500® Index, an underweight to Information Technology (IT) detracted from performance. Superior stock selection benefitted performance, as did the Fund’s overweight to the Financials sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments within the Consumer Discretionary, Financials, and IT sectors

  Select holdings within the Health Care and Industrials sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $29,226	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$9,820	$10,048
8/31/16	$10,697	$11,309
8/31/17	$12,866	$13,145
8/31/18	$15,329	$15,730
8/31/19	$15,776	$16,189
8/31/20	$17,391	$19,740
8/31/21	$23,693	$25,893
8/31/22	$20,306	$22,986
8/31/23	$23,089	$26,650
8/31/24	$29,226	$33,882

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class E	26.58%	13.12%	11.32%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                          Class E: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.72%/0.12% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$252,051,550
Number of Portfolio Holdings	41
Portfolio Turnover Rate	25%
Total Investment Advisory Fees Paid	$942,268

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
Apple, Inc.	5.1%
Alphabet, Inc. Class C	4.4%
Brookfield Corp. Class A	3.7%
HCA Healthcare, Inc.	3.6%
Graphic Packaging Holding Co.	3.6%
Motorola Solutions, Inc.	3.3%
Aramark	3.3%
Amazon.com, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	21.0%
Information Technology	18.2%
Consumer Discretionary	12.8%
Industrials	12.1%
Materials	9.9%
Communication Services	7.2%
Consumer Staples	7.1%
Health Care	7.1%
Energy	2.5%
Utilities	1.7%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/multi-cap-opportunities-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0160 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class E: NMUEX

Neuberger Berman

Real Estate Fund

Annual Shareholder Report

August 31, 2024

Trust Class: NBRFX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$115	1.04%

How did the Fund perform last year?

The Fund generated strong performance through both sector positioning and stock selection. The drop in longer-term bond yields because of growing optimism about a soft landing provided a favorable backdrop. Receding inflation and softer labor markets led the U.S. Federal Reserve Board to begin cutting rates this year. Investor sentiment has remained cautiously optimistic supported by a resilient consumer and steady GDP growth. We have seen continued volatility driven by the macro-economic environment, changing interest rates, geopolitical risks, and the upcoming U.S. presidential election.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to the Industrial and Diversified property sectors versus the FTSE Nareit All Equity REITs Index (Diversified REITs own, manage and lease assets across two or more property sectors, where none meet the 75% invested threshold for any single sector)

  Overweights to Iron Mountain, American Healthcare REIT, and Camden Property Trust

  Underweight to Data Centers and overweight to Manufactured Homes

  Overweights to Hudson Pacific Properties,                            SBA Communications Corp, and underweight to Equity Residential (sold during the period)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $19,740	S&P 500® Index $33,882	FTSE Nareit All Equity REITs Index $19,820
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,846	$10,048	$9,967
8/31/16	$11,973	$11,309	$12,496
8/31/17	$12,319	$13,145	$12,728
8/31/18	$12,936	$15,730	$13,551
8/31/19	$15,680	$16,189	$15,661
8/31/20	$15,032	$19,740	$14,400
8/31/21	$20,161	$25,893	$19,597
8/31/22	$17,970	$22,986	$17,685
8/31/23	$16,169	$26,650	$16,322
8/31/24	$19,740	$33,882	$19,820

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	22.09%	4.71%	7.04%
S&P 500® Index	27.14%	15.92%	12.98%
FTSE Nareit All Equity REITs Index	21.44%	4.82%	7.08%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2024 were 1.40%/1.04% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$776,537,593
Number of Portfolio Holdings	34
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$4,242,267

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	8.5%
Equinix, Inc.	7.8%
Prologis, Inc.	7.2%
Public Storage	6.5%
AvalonBay Communities, Inc.	5.4%
Welltower, Inc.	4.6%
Iron Mountain, Inc.	4.5%
Simon Property Group, Inc.	4.5%
Ventas, Inc.	4.5%
SBA Communications Corp.	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Specialized Reits	41.8%
Residential Reits	16.6%
Retail Reits	13.4%
Health Care Reits	12.2%
Industrial Reits	8.9%
Office Reits	4.1%
Diversified Reits	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0167 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Trust Class: NBRFX

Neuberger Berman

Real Estate Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NBRIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.85%

How did the Fund perform last year?

The Fund generated strong performance through both sector positioning and stock selection. The drop in longer-term bond yields because of growing optimism about a soft landing provided a favorable backdrop. Receding inflation and softer labor markets led the U.S. Federal Reserve Board to begin cutting rates this year. Investor sentiment has remained cautiously optimistic supported by a resilient consumer and steady GDP growth. We have seen continued volatility driven by the macro-economic environment, changing interest rates, geopolitical risks, and the upcoming U.S. presidential election.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to the Industrial and Diversified property sectors versus the FTSE Nareit All Equity REITs Index (Diversified REITs own, manage and lease assets across two or more property sectors, where none meet the 75% invested threshold for any single sector)

  Overweights to Iron Mountain, American Healthcare REIT, and Camden Property Trust

  Underweight to Data Centers and overweight to Manufactured Homes

  Overweights to Hudson Pacific Properties,                            SBA Communications Corp, and underweight to Equity Residential (sold during the period)

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,012,700	S&P 500® Index $3,388,200	FTSE Nareit All Equity REITs Index $1,982,000
8/31/14	$1,000,000	$1,000,000	$1,000,000
8/31/15	$986,600	$1,004,800	$996,700
8/31/16	$1,202,100	$1,130,900	$1,249,600
8/31/17	$1,238,300	$1,314,500	$1,272,800
8/31/18	$1,303,700	$1,573,000	$1,355,100
8/31/19	$1,583,200	$1,618,900	$1,566,100
8/31/20	$1,520,300	$1,974,000	$1,440,000
8/31/21	$2,043,300	$2,589,300	$1,959,700
8/31/22	$1,823,400	$2,298,600	$1,768,500
8/31/23	$1,644,500	$2,665,000	$1,632,200
8/31/24	$2,012,700	$3,388,200	$1,982,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	22.39%	4.92%	7.25%
S&P 500® Index	27.14%	15.92%	12.98%
FTSE Nareit All Equity REITs Index	21.44%	4.82%	7.08%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.03%/0.86% (before and after any expense reimbursements and/or fee waivers, respectively).  Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$776,537,593
Number of Portfolio Holdings	34
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$4,242,267

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	8.5%
Equinix, Inc.	7.8%
Prologis, Inc.	7.2%
Public Storage	6.5%
AvalonBay Communities, Inc.	5.4%
Welltower, Inc.	4.6%
Iron Mountain, Inc.	4.5%
Simon Property Group, Inc.	4.5%
Ventas, Inc.	4.5%
SBA Communications Corp.	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Specialized Reits	41.8%
Residential Reits	16.6%
Retail Reits	13.4%
Health Care Reits	12.2%
Industrial Reits	8.9%
Office Reits	4.1%
Diversified Reits	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0173 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NBRIX

Neuberger Berman

Real Estate Fund

Annual Shareholder Report

August 31, 2024

Class A: NREAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.21%

How did the Fund perform last year?

The Fund generated strong performance through both sector positioning and stock selection. The drop in longer-term bond yields because of growing optimism about a soft landing provided a favorable backdrop. Receding inflation and softer labor markets led the U.S. Federal Reserve Board to begin cutting rates this year. Investor sentiment has remained cautiously optimistic supported by a resilient consumer and steady GDP growth. We have seen continued volatility driven by the macro-economic environment, changing interest rates, geopolitical risks, and the upcoming U.S. presidential election.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to the Industrial and Diversified property sectors versus the FTSE Nareit All Equity REITs Index (Diversified REITs own, manage and lease assets across two or more property sectors, where none meet the 75% invested threshold for any single sector)

  Overweights to Iron Mountain, American Healthcare REIT, and Camden Property Trust

  Underweight to Data Centers and overweight to Manufactured Homes

  Overweights to Hudson Pacific Properties,                            SBA Communications Corp, and underweight to Equity Residential (sold during the period)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $18,299	S&P 500® Index $33,882	FTSE Nareit All Equity REITs Index $19,820
8/31/14	$9,268	$10,000	$10,000
2/28/15	$9,268	$10,000	$10,000
8/31/15	$9,268	$10,048	$9,967
8/31/16	$11,249	$11,309	$12,496
8/31/17	$11,544	$13,145	$12,728
8/31/18	$12,110	$15,730	$13,551
8/31/19	$14,654	$16,189	$15,661
8/31/20	$14,023	$19,740	$14,400
8/31/21	$18,775	$25,893	$19,597
8/31/22	$16,705	$22,986	$17,685
8/31/23	$15,004	$26,650	$16,322
8/31/24	$18,299	$33,882	$19,820

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	21.96%	4.54%	6.86%
Class A (including sales charge)	14.97%	3.31%	6.23%
S&P 500® Index	27.14%	15.92%	12.98%
FTSE Nareit All Equity REITs Index	21.44%	4.82%	7.08%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.40%/1.22% (before and after any expense reimbursements and/or fee waivers, respectively).  Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$776,537,593
Number of Portfolio Holdings	34
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$4,242,267

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	8.5%
Equinix, Inc.	7.8%
Prologis, Inc.	7.2%
Public Storage	6.5%
AvalonBay Communities, Inc.	5.4%
Welltower, Inc.	4.6%
Iron Mountain, Inc.	4.5%
Simon Property Group, Inc.	4.5%
Ventas, Inc.	4.5%
SBA Communications Corp.	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Specialized Reits	41.8%
Residential Reits	16.6%
Retail Reits	13.4%
Health Care Reits	12.2%
Industrial Reits	8.9%
Office Reits	4.1%
Diversified Reits	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0168 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NREAX

Neuberger Berman

Real Estate Fund

Annual Shareholder Report

August 31, 2024

Class C: NRECX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.96%

How did the Fund perform last year?

The Fund generated strong performance through both sector positioning and stock selection. The drop in longer-term bond yields because of growing optimism about a soft landing provided a favorable backdrop. Receding inflation and softer labor markets led the U.S. Federal Reserve Board to begin cutting rates this year. Investor sentiment has remained cautiously optimistic supported by a resilient consumer and steady GDP growth. We have seen continued volatility driven by the macro-economic environment, changing interest rates, geopolitical risks, and the upcoming U.S. presidential election.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to the Industrial and Diversified property sectors versus the FTSE Nareit All Equity REITs Index (Diversified REITs own, manage and lease assets across two or more property sectors, where none meet the 75% invested threshold for any single sector)

  Overweights to Iron Mountain, American Healthcare REIT, and Camden Property Trust

  Underweight to Data Centers and overweight to Manufactured Homes

  Overweights to Hudson Pacific Properties,                            SBA Communications Corp, and underweight to Equity Residential (sold during the period)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $18,015	S&P 500® Index $33,882	FTSE Nareit All Equity REITs Index $19,820
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,762	$10,048	$9,967
8/31/16	$11,759	$11,309	$12,496
8/31/17	$11,980	$13,145	$12,728
8/31/18	$12,477	$15,730	$13,551
8/31/19	$14,987	$16,189	$15,661
8/31/20	$14,226	$19,740	$14,400
8/31/21	$18,912	$25,893	$19,597
8/31/22	$16,696	$22,986	$17,685
8/31/23	$14,887	$26,650	$16,322
8/31/24	$18,015	$33,882	$19,820

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	21.01%	3.75%	6.06%
Class C (including sales charge)	20.01%	3.75%	6.06%
S&P 500® Index	27.14%	15.92%	12.98%
FTSE Nareit All Equity REITs Index	21.44%	4.82%	7.08%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for Class C for fiscal year 2023 were 2.16%/1.97% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$776,537,593
Number of Portfolio Holdings	34
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$4,242,267

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	8.5%
Equinix, Inc.	7.8%
Prologis, Inc.	7.2%
Public Storage	6.5%
AvalonBay Communities, Inc.	5.4%
Welltower, Inc.	4.6%
Iron Mountain, Inc.	4.5%
Simon Property Group, Inc.	4.5%
Ventas, Inc.	4.5%
SBA Communications Corp.	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Specialized Reits	41.8%
Residential Reits	16.6%
Retail Reits	13.4%
Health Care Reits	12.2%
Industrial Reits	8.9%
Office Reits	4.1%
Diversified Reits	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0172 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NRECX

Neuberger Berman

Real Estate Fund

Annual Shareholder Report

August 31, 2024

Class R3: NRERX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$162	1.46%

How did the Fund perform last year?

The Fund generated strong performance through both sector positioning and stock selection. The drop in longer-term bond yields because of growing optimism about a soft landing provided a favorable backdrop. Receding inflation and softer labor markets led the U.S. Federal Reserve Board to begin cutting rates this year. Investor sentiment has remained cautiously optimistic supported by a resilient consumer and steady GDP growth. We have seen continued volatility driven by the macro-economic environment, changing interest rates, geopolitical risks, and the upcoming U.S. presidential election.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to the Industrial and Diversified property sectors versus the FTSE Nareit All Equity REITs Index (Diversified REITs own, manage and lease assets across two or more property sectors, where none meet the 75% invested threshold for any single sector)

  Overweights to Iron Mountain, American Healthcare REIT, and Camden Property Trust

  Underweight to Data Centers and overweight to Manufactured Homes

  Overweights to Hudson Pacific Properties,                            SBA Communications Corp, and underweight to Equity Residential (sold during the period)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $18,922	S&P 500® Index $33,882	FTSE Nareit All Equity REITs Index $19,820
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,806	$10,048	$9,967
8/31/16	$11,869	$11,309	$12,496
8/31/17	$12,159	$13,145	$12,728
8/31/18	$12,716	$15,730	$13,551
8/31/19	$15,355	$16,189	$15,661
8/31/20	$14,652	$19,740	$14,400
8/31/21	$19,568	$25,893	$19,597
8/31/22	$17,370	$22,986	$17,685
8/31/23	$15,568	$26,650	$16,322
8/31/24	$18,922	$33,882	$19,820

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	21.55%	4.27%	6.59%
S&P 500® Index	27.14%	15.92%	12.98%
FTSE Nareit All Equity REITs Index	21.44%	4.82%	7.08%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.66%/1.47% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$776,537,593
Number of Portfolio Holdings	34
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$4,242,267

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	8.5%
Equinix, Inc.	7.8%
Prologis, Inc.	7.2%
Public Storage	6.5%
AvalonBay Communities, Inc.	5.4%
Welltower, Inc.	4.6%
Iron Mountain, Inc.	4.5%
Simon Property Group, Inc.	4.5%
Ventas, Inc.	4.5%
SBA Communications Corp.	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Specialized Reits	41.8%
Residential Reits	16.6%
Retail Reits	13.4%
Health Care Reits	12.2%
Industrial Reits	8.9%
Office Reits	4.1%
Diversified Reits	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0170 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R3: NRERX

Neuberger Berman

Real Estate Fund

Annual Shareholder Report

August 31, 2024

Class R6: NRREX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.75%

How did the Fund perform last year?

The Fund generated strong performance through both sector positioning and stock selection. The drop in longer-term bond yields because of growing optimism about a soft landing provided a favorable backdrop. Receding inflation and softer labor markets led the U.S. Federal Reserve Board to begin cutting rates this year. Investor sentiment has remained cautiously optimistic supported by a resilient consumer and steady GDP growth. We have seen continued volatility driven by the macro-economic environment, changing interest rates, geopolitical risks, and the upcoming U.S. presidential election.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to the Industrial and Diversified property sectors versus the FTSE Nareit All Equity REITs Index (Diversified REITs own, manage and lease assets across two or more property sectors, where none meet the 75% invested threshold for any single sector)

  Overweights to Iron Mountain, American Healthcare REIT, and Camden Property Trust

  Underweight to Data Centers and overweight to Manufactured Homes

  Overweights to Hudson Pacific Properties,                            SBA Communications Corp, and underweight to Equity Residential (sold during the period)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $20,292	S&P 500® Index $33,882	FTSE Nareit All Equity REITs Index $19,820
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,874	$10,048	$9,967
8/31/16	$12,031	$11,309	$12,496
8/31/17	$12,412	$13,145	$12,728
8/31/18	$13,077	$15,730	$13,551
8/31/19	$15,895	$16,189	$15,661
8/31/20	$15,279	$19,740	$14,400
8/31/21	$20,543	$25,893	$19,597
8/31/22	$18,362	$22,986	$17,685
8/31/23	$16,570	$26,650	$16,322
8/31/24	$20,292	$33,882	$19,820

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	22.46%	5.01%	7.33%
S&P 500® Index	27.14%	15.92%	12.98%
FTSE Nareit All Equity REITs Index	21.44%	4.82%	7.08%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.94%/0.76% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$776,537,593
Number of Portfolio Holdings	34
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$4,242,267

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	8.5%
Equinix, Inc.	7.8%
Prologis, Inc.	7.2%
Public Storage	6.5%
AvalonBay Communities, Inc.	5.4%
Welltower, Inc.	4.6%
Iron Mountain, Inc.	4.5%
Simon Property Group, Inc.	4.5%
Ventas, Inc.	4.5%
SBA Communications Corp.	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Specialized Reits	41.8%
Residential Reits	16.6%
Retail Reits	13.4%
Health Care Reits	12.2%
Industrial Reits	8.9%
Office Reits	4.1%
Diversified Reits	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0171 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R6: NRREX

Neuberger Berman

Real Estate Fund

Annual Shareholder Report

August 31, 2024

Class E: NREEX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$9	0.08%

How did the Fund perform last year?

The Fund generated strong performance through both sector positioning and stock selection. The drop in longer-term bond yields because of growing optimism about a soft landing provided a favorable backdrop. Receding inflation and softer labor markets led the U.S. Federal Reserve Board to begin cutting rates this year. Investor sentiment has remained cautiously optimistic supported by a resilient consumer and steady GDP growth. We have seen continued volatility driven by the macro-economic environment, changing interest rates, geopolitical risks, and the upcoming U.S. presidential election.

Performance Attribution

Top Contributors

Top Detractors

  Underweights to the Industrial and Diversified property sectors versus the FTSE Nareit All Equity REITs Index (Diversified REITs own, manage and lease assets across two or more property sectors, where none meet the 75% invested threshold for any single sector)

  Overweights to Iron Mountain, American Healthcare REIT, and Camden Property Trust

  Underweight to Data Centers and overweight to Manufactured Homes

  Overweights to Hudson Pacific Properties,                            SBA Communications Corp, and underweight to Equity Residential (sold during the period)

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $20,251	S&P 500® Index $33,882	FTSE Nareit All Equity REITs Index $19,820
8/31/14	$10,000	$10,000	$10,000
8/31/15	$9,846	$10,048	$9,967
8/31/16	$11,973	$11,309	$12,496
8/31/17	$12,319	$13,145	$12,728
8/31/18	$12,936	$15,730	$13,551
8/31/19	$15,680	$16,189	$15,661
8/31/20	$15,032	$19,740	$14,400
8/31/21	$20,161	$25,893	$19,597
8/31/22	$18,072	$22,986	$17,685
8/31/23	$16,427	$26,650	$16,322
8/31/24	$20,251	$33,882	$19,820

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class E	23.28%	5.25%	7.31%
S&P 500® Index	27.14%	15.92%	12.98%
FTSE Nareit All Equity REITs Index	21.44%	4.82%	7.08%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Trust Class, which has higher expenses than Class E so its performance typically would have been lower than that of Class E. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance,  please visit www.nb.com/performance.                                                                                                                                                                   Class E: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.88%/0.08% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$776,537,593
Number of Portfolio Holdings	34
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$4,242,267

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	8.5%
Equinix, Inc.	7.8%
Prologis, Inc.	7.2%
Public Storage	6.5%
AvalonBay Communities, Inc.	5.4%
Welltower, Inc.	4.6%
Iron Mountain, Inc.	4.5%
Simon Property Group, Inc.	4.5%
Ventas, Inc.	4.5%
SBA Communications Corp.	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Specialized Reits	41.8%
Residential Reits	16.6%
Retail Reits	13.4%
Health Care Reits	12.2%
Industrial Reits	8.9%
Office Reits	4.1%
Diversified Reits	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/real-estate-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0169 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class E: NREEX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Investor Class: NBMIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$117	1.01%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell 2000® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. As we maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments, we remain cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments across Industrials, Information Technology (IT; primarily within Tech Hardware and Software related industries), Consumer Discretionary and Health Care sectors

  Investments in the Insurance industry within the Financials sector and in the Semiconductors industry group within IT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $30,710	Russell 3000® Index $32,071	Russell 2000® Growth Index $22,006	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,751	$10,036	$10,511	$10,003
8/31/16	$10,411	$11,184	$10,884	$10,862
8/31/17	$12,700	$12,980	$12,668	$12,483
8/31/18	$17,611	$15,608	$16,559	$15,659
8/31/19	$18,325	$15,813	$14,734	$13,640
8/31/20	$22,577	$19,203	$17,280	$14,461
8/31/21	$28,887	$25,548	$23,433	$21,270
8/31/22	$23,125	$22,155	$17,514	$17,466
8/31/23	$23,461	$25,424	$18,701	$18,278
8/31/24	$30,710	$32,071	$22,006	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	30.90%	10.88%	11.87%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.32%/1.31% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	23.8%
Industrials	21.9%
Information Technology	20.5%
Consumer Discretionary	10.7%
Financials	8.4%
Consumer Staples	3.5%
Materials	3.4%
Energy	2.2%
Real Estate	1.9%
Short-Term Investments	3.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0181 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Investor Class: NBMIX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Trust Class: NBMOX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$144	1.25%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell 2000® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. As we maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments, we remain cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments across Industrials, Information Technology (IT; primarily within Tech Hardware and Software related industries), Consumer Discretionary and Health Care sectors

  Investments in the Insurance industry within the Financials sector and in the Semiconductors industry group within IT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $30,168	Russell 3000® Index $32,071	Russell 2000® Growth Index $22,006	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,730	$10,036	$10,511	$10,003
8/31/16	$10,379	$11,184	$10,884	$10,862
8/31/17	$12,636	$12,980	$12,668	$12,483
8/31/18	$17,494	$15,608	$16,559	$15,659
8/31/19	$18,192	$15,813	$14,734	$13,640
8/31/20	$22,382	$19,203	$17,280	$14,461
8/31/21	$28,583	$25,548	$23,433	$21,270
8/31/22	$22,827	$22,155	$17,514	$17,466
8/31/23	$23,104	$25,424	$18,701	$18,278
8/31/24	$30,168	$32,071	$22,006	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	30.57%	10.65%	11.67%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.51%/1.41% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	23.8%
Industrials	21.9%
Information Technology	20.5%
Consumer Discretionary	10.7%
Financials	8.4%
Consumer Staples	3.5%
Materials	3.4%
Energy	2.2%
Real Estate	1.9%
Short-Term Investments	3.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0182 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Trust Class: NBMOX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Advisor Class: NBMVX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$161	1.40%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell 2000® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. As we maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments, we remain cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments across Industrials, Information Technology (IT; primarily within Tech Hardware and Software related industries), Consumer Discretionary and Health Care sectors

  Investments in the Insurance industry within the Financials sector and in the Semiconductors industry group within IT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $29,724	Russell 3000® Index $32,071	Russell 2000® Growth Index $22,006	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,713	$10,036	$10,511	$10,003
8/31/16	$10,349	$11,184	$10,884	$10,862
8/31/17	$12,582	$12,980	$12,668	$12,483
8/31/18	$17,396	$15,608	$16,559	$15,659
8/31/19	$18,058	$15,813	$14,734	$13,640
8/31/20	$22,186	$19,203	$17,280	$14,461
8/31/21	$28,288	$25,548	$23,433	$21,270
8/31/22	$22,556	$22,155	$17,514	$17,466
8/31/23	$22,801	$25,424	$18,701	$18,278
8/31/24	$29,724	$32,071	$22,006	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	30.36%	10.48%	11.51%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Advisor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.68%/1.61% (before and after any expense reimbursements and/or fee waivers, respectively. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	23.8%
Industrials	21.9%
Information Technology	20.5%
Consumer Discretionary	10.7%
Financials	8.4%
Consumer Staples	3.5%
Materials	3.4%
Energy	2.2%
Real Estate	1.9%
Short-Term Investments	3.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0188 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Advisor Class: NBMVX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NBSMX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.90%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell 2000® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. As we maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments, we remain cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments across Industrials, Information Technology (IT; primarily within Tech Hardware and Software related industries), Consumer Discretionary and Health Care sectors

  Investments in the Insurance industry within the Financials sector and in the Semiconductors industry group within IT

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $3,143,200	Russell 3000® Index $3,207,100	Russell 2000® Growth Index $2,200,600	Russell 2000® Index $2,165,500
8/31/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/15	$1,078,400	$1,003,600	$1,051,100	$1,000,300
8/31/16	$1,048,100	$1,118,400	$1,088,400	$1,086,200
8/31/17	$1,281,800	$1,298,000	$1,266,800	$1,248,300
8/31/18	$1,783,300	$1,560,800	$1,655,900	$1,565,900
8/31/19	$1,861,400	$1,581,300	$1,473,400	$1,364,000
8/31/20	$2,299,100	$1,920,300	$1,728,000	$1,446,100
8/31/21	$2,947,000	$2,554,800	$2,343,300	$2,127,000
8/31/22	$2,361,800	$2,215,500	$1,751,400	$1,746,600
8/31/23	$2,399,100	$2,542,400	$1,870,100	$1,827,800
8/31/24	$3,143,200	$3,207,100	$2,200,600	$2,165,500

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	31.02%	11.05%	12.13%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.13%/0.91% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	23.8%
Industrials	21.9%
Information Technology	20.5%
Consumer Discretionary	10.7%
Financials	8.4%
Consumer Staples	3.5%
Materials	3.4%
Energy	2.2%
Real Estate	1.9%
Short-Term Investments	3.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0187 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NBSMX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Class A: NSNAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.26%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell 2000® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. As we maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments, we remain cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments across Industrials, Information Technology (IT; primarily within Tech Hardware and Software related industries), Consumer Discretionary and Health Care sectors

  Investments in the Insurance industry within the Financials sector and in the Semiconductors industry group within IT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $28,567	Russell 3000® Index $32,071	Russell 2000® Growth Index $22,006	Russell 2000® Index $21,655
8/31/14	$9,425	$10,000	$10,000	$10,000
8/31/15	$10,126	$10,036	$10,511	$10,003
8/31/16	$9,804	$11,184	$10,884	$10,862
8/31/17	$11,949	$12,980	$12,668	$12,483
8/31/18	$16,562	$15,608	$16,559	$15,659
8/31/19	$17,225	$15,813	$14,734	$13,640
8/31/20	$21,201	$19,203	$17,280	$14,461
8/31/21	$27,072	$25,548	$23,433	$21,270
8/31/22	$21,620	$22,155	$17,514	$17,466
8/31/23	$21,883	$25,424	$18,701	$18,278
8/31/24	$28,567	$32,071	$22,006	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	30.55%	10.65%	11.73%
Class A (including sales charge)	23.05%	9.34%	11.07%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.53%/1.27% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	23.8%
Industrials	21.9%
Information Technology	20.5%
Consumer Discretionary	10.7%
Financials	8.4%
Consumer Staples	3.5%
Materials	3.4%
Energy	2.2%
Real Estate	1.9%
Short-Term Investments	3.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0183 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NSNAX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Class C: NSNCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$231	2.01%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell 2000® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. As we maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments, we remain cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments across Industrials, Information Technology (IT; primarily within Tech Hardware and Software related industries), Consumer Discretionary and Health Care sectors

  Investments in the Insurance industry within the Financials sector and in the Semiconductors industry group within IT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $28,134	Russell 3000® Index $32,071	Russell 2000® Growth Index $22,006	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,668	$10,036	$10,511	$10,003
8/31/16	$10,250	$11,184	$10,884	$10,862
8/31/17	$12,402	$12,980	$12,668	$12,483
8/31/18	$17,061	$15,608	$16,559	$15,659
8/31/19	$17,607	$15,813	$14,734	$13,640
8/31/20	$21,514	$19,203	$17,280	$14,461
8/31/21	$27,269	$25,548	$23,433	$21,270
8/31/22	$21,614	$22,155	$17,514	$17,466
8/31/23	$21,712	$25,424	$18,701	$18,278
8/31/24	$28,134	$32,071	$22,006	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	29.57%	9.83%	10.90%
Class C (including sales charge)	28.57%	9.83%	10.90%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.25%/2.02% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	23.8%
Industrials	21.9%
Information Technology	20.5%
Consumer Discretionary	10.7%
Financials	8.4%
Consumer Staples	3.5%
Materials	3.4%
Energy	2.2%
Real Estate	1.9%
Short-Term Investments	3.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0186 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NSNCX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Class R3: NSNRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$174	1.51%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell 2000® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. As we maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments, we remain cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments across Industrials, Information Technology (IT; primarily within Tech Hardware and Software related industries), Consumer Discretionary and Health Care sectors

  Investments in the Insurance industry within the Financials sector and in the Semiconductors industry group within IT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $29,582	Russell 3000® Index $32,071	Russell 2000® Growth Index $22,006	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,722	$10,036	$10,511	$10,003
8/31/16	$10,353	$11,184	$10,884	$10,862
8/31/17	$12,587	$12,980	$12,668	$12,483
8/31/18	$17,407	$15,608	$16,559	$15,659
8/31/19	$18,057	$15,813	$14,734	$13,640
8/31/20	$22,173	$19,203	$17,280	$14,461
8/31/21	$28,243	$25,548	$23,433	$21,270
8/31/22	$22,496	$22,155	$17,514	$17,466
8/31/23	$22,716	$25,424	$18,701	$18,278
8/31/24	$29,582	$32,071	$22,006	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	30.22%	10.38%	11.46%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.77%/1.52% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	23.8%
Industrials	21.9%
Information Technology	20.5%
Consumer Discretionary	10.7%
Financials	8.4%
Consumer Staples	3.5%
Materials	3.4%
Energy	2.2%
Real Estate	1.9%
Short-Term Investments	3.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0184 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R3: NSNRX

Neuberger Berman

Small Cap Growth Fund

Annual Shareholder Report

August 31, 2024

Class R6: NSRSX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$92	0.80%

How did the Fund perform last year?

The Fund's investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative outperformance to the Russell 2000® Growth Index. While the Fund had its share of dynamic outcomes, the Fund had positive contributions from across the portfolio during the period. As we maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments, we remain cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments across Industrials, Information Technology (IT; primarily within Tech Hardware and Software related industries), Consumer Discretionary and Health Care sectors

  Investments in the Insurance industry within the Financials sector and in the Semiconductors industry group within IT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $31,227	Russell 3000® Index $32,071	Russell 2000® Growth Index $22,006	Russell 2000® Index $21,655
8/31/14	$10,000	$10,000	$10,000	$10,000
8/31/15	$10,751	$10,036	$10,511	$10,003
8/31/16	$10,411	$11,184	$10,884	$10,862
8/31/17	$12,700	$12,980	$12,668	$12,483
8/31/18	$17,611	$15,608	$16,559	$15,659
8/31/19	$18,399	$15,813	$14,734	$13,640
8/31/20	$22,752	$19,203	$17,280	$14,461
8/31/21	$29,188	$25,548	$23,433	$21,270
8/31/22	$23,416	$22,155	$17,514	$17,466
8/31/23	$23,810	$25,424	$18,701	$18,278
8/31/24	$31,227	$32,071	$22,006	$21,655

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	31.15%	11.16%	12.06%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Growth Index	17.67%	8.35%	8.21%
Russell 2000® Index	18.47%	9.68%	8.03%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class R6's inception date of September 7, 2018 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.04%/0.81% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower. On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 2000 Growth Index and the Russell 2000 Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$413,188,339
Number of Portfolio Holdings	94
Portfolio Turnover Rate	131%
Total Investment Advisory Fees Paid	$2,004,612

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Fabrinet	2.3%
Halozyme Therapeutics, Inc.	2.0%
Mr. Cooper Group, Inc.	2.0%
RadNet, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Piper Sandler Cos.	1.8%
Impinj, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
Credo Technology Group Holding Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	23.8%
Industrials	21.9%
Information Technology	20.5%
Consumer Discretionary	10.7%
Financials	8.4%
Consumer Staples	3.5%
Materials	3.4%
Energy	2.2%
Real Estate	1.9%
Short-Term Investments	3.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/small-cap-growth-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0185 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R6: NSRSX

Neuberger Berman

Sustainable Equity Fund

Annual Shareholder Report

August 31, 2024

Investor Class: NBSRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$102	0.88%

How did the Fund perform last year?

Growth stocks outperformed value stocks this period as investors considered headline news, economic data, U.S. Federal Reserve Board commentary and potential interest rate cuts, and U.S. and global growth predictions. The Fund outperformed the S&P 500® Index (the Index) as its investments in what it believed to be well managed businesses with strong cash flows and tested leadership teams were advantaged. With the market setting records and leadership relatively narrow and tech-oriented, but with earnings expectations improving broadly, we remained focused on financially robust, high-quality companies across the growth/value spectrum.

Performance Attribution

Top Contributors

Top Detractors

  Overall stock selection and sector allocation

  Investments in Financials, Consumer Discretionary and Consumer Staples

  Stock selection within, and an underweight versus the Index to, Communications Services

  An underweight versus the Index to Information Technology

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $29,477	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$10,029	$10,048
8/31/16	$11,081	$11,309
8/31/17	$12,581	$13,145
8/31/18	$14,892	$15,730
8/31/19	$14,490	$16,189
8/31/20	$16,825	$19,740
8/31/21	$22,621	$25,893
8/31/22	$19,523	$22,986
8/31/23	$22,399	$26,650
8/31/24	$29,477	$33,882

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	31.60%	15.26%	11.42%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.87%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	24.5%
Health Care	11.6%
Consumer Discretionary	11.6%
Industrials	10.8%
Communication Services	7.8%
Consumer Staples	3.2%
Materials	1.6%
Utilities	1.2%
Energy	1.0%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0197 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Investor Class: NBSRX

Neuberger Berman

Sustainable Equity Fund

Annual Shareholder Report

August 31, 2024

Trust Class: NBSTX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$123	1.06%

How did the Fund perform last year?

Growth stocks outperformed value stocks this period as investors considered headline news, economic data, U.S. Federal Reserve Board commentary and potential interest rate cuts, and U.S. and global growth predictions. The Fund outperformed the S&P 500® Index (the Index) as its investments in what it believed to be well managed businesses with strong cash flows and tested leadership teams were advantaged. With the market setting records and leadership relatively narrow and tech-oriented, but with earnings expectations improving broadly, we remained focused on financially robust, high-quality companies across the growth/value spectrum.

Performance Attribution

Top Contributors

Top Detractors

  Overall stock selection and sector allocation

  Investments in Financials, Consumer Discretionary and Consumer Staples

  Stock selection within, and an underweight versus the Index to, Communications Services

  An underweight versus the Index to Information Technology

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $28,985	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$10,012	$10,048
8/31/16	$11,042	$11,309
8/31/17	$12,523	$13,145
8/31/18	$14,794	$15,730
8/31/19	$14,370	$16,189
8/31/20	$16,662	$19,740
8/31/21	$22,363	$25,893
8/31/22	$19,266	$22,986
8/31/23	$22,058	$26,650
8/31/24	$28,985	$33,882

Average Annual Total Returns

	1 Year	5 Years	10 Years
Trust Class	31.40%	15.06%	11.23%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.05%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	24.5%
Health Care	11.6%
Consumer Discretionary	11.6%
Industrials	10.8%
Communication Services	7.8%
Consumer Staples	3.2%
Materials	1.6%
Utilities	1.2%
Energy	1.0%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0198 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Trust Class: NBSTX

Neuberger Berman

Sustainable Equity Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NBSLX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.70%

How did the Fund perform last year?

Growth stocks outperformed value stocks this period as investors considered headline news, economic data, U.S. Federal Reserve Board commentary and potential interest rate cuts, and U.S. and global growth predictions. The Fund outperformed the S&P 500® Index (the Index) as its investments in what it believed to be well managed businesses with strong cash flows and tested leadership teams were advantaged. With the market setting records and leadership relatively narrow and tech-oriented, but with earnings expectations improving broadly, we remained focused on financially robust, high-quality companies across the growth/value spectrum.

Performance Attribution

Top Contributors

Top Detractors

  Overall stock selection and sector allocation

  Investments in Financials, Consumer Discretionary and Consumer Staples

  Stock selection within, and an underweight versus the Index to, Communications Services

  An underweight versus the Index to Information Technology

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $3,002,000	S&P 500® Index $3,388,200
8/31/14	$1,000,000	$1,000,000
8/31/15	$1,004,600	$1,004,800
8/31/16	$1,112,100	$1,130,900
8/31/17	$1,265,300	$1,314,500
8/31/18	$1,500,200	$1,573,000
8/31/19	$1,462,500	$1,618,900
8/31/20	$1,701,600	$1,974,000
8/31/21	$2,291,600	$2,589,300
8/31/22	$1,981,000	$2,298,600
8/31/23	$2,276,600	$2,665,000
8/31/24	$3,002,000	$3,388,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Class	31.86%	15.47%	11.62%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.70%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	24.5%
Health Care	11.6%
Consumer Discretionary	11.6%
Industrials	10.8%
Communication Services	7.8%
Consumer Staples	3.2%
Materials	1.6%
Utilities	1.2%
Energy	1.0%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0203 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NBSLX

Neuberger Berman

Sustainable Equity Fund

Annual Shareholder Report

August 31, 2024

Class A: NRAAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.07%

How did the Fund perform last year?

Growth stocks outperformed value stocks this period as investors considered headline news, economic data, U.S. Federal Reserve Board commentary and potential interest rate cuts, and U.S. and global growth predictions. The Fund outperformed the S&P 500® Index (the Index) as its investments in what it believed to be well managed businesses with strong cash flows and tested leadership teams were advantaged. With the market setting records and leadership relatively narrow and tech-oriented, but with earnings expectations improving broadly, we remained focused on financially robust, high-quality companies across the growth/value spectrum.

Performance Attribution

Top Contributors

Top Detractors

  Overall stock selection and sector allocation

  Investments in Financials, Consumer Discretionary and Consumer Staples

  Stock selection within, and an underweight versus the Index to, Communications Services

  An underweight versus the Index to Information Technology

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $27,268	S&P 500® Index $33,882
8/31/14	$9,425	$10,000
8/31/15	$9,434	$10,048
8/31/16	$10,403	$11,309
8/31/17	$11,793	$13,145
8/31/18	$13,932	$15,730
8/31/19	$13,529	$16,189
8/31/20	$15,685	$19,740
8/31/21	$21,044	$25,893
8/31/22	$18,127	$22,986
8/31/23	$20,754	$26,650
8/31/24	$27,268	$33,882

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (at NAV)	31.39%	15.05%	11.21%
Class A (including sales charge)	23.83%	13.70%	10.55%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.06%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	24.5%
Health Care	11.6%
Consumer Discretionary	11.6%
Industrials	10.8%
Communication Services	7.8%
Consumer Staples	3.2%
Materials	1.6%
Utilities	1.2%
Energy	1.0%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0199 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NRAAX

Neuberger Berman

Sustainable Equity Fund

Annual Shareholder Report

August 31, 2024

Class C: NRACX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.82%

How did the Fund perform last year?

Growth stocks outperformed value stocks this period as investors considered headline news, economic data, U.S. Federal Reserve Board commentary and potential interest rate cuts, and U.S. and global growth predictions. The Fund outperformed the S&P 500® Index (the Index) as its investments in what it believed to be well managed businesses with strong cash flows and tested leadership teams were advantaged. With the market setting records and leadership relatively narrow and tech-oriented, but with earnings expectations improving broadly, we remained focused on financially robust, high-quality companies across the growth/value spectrum.

Performance Attribution

Top Contributors

Top Detractors

  Overall stock selection and sector allocation

  Investments in Financials, Consumer Discretionary and Consumer Staples

  Stock selection within, and an underweight versus the Index to, Communications Services

  An underweight versus the Index to Information Technology

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $26,845	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$9,933	$10,048
8/31/16	$10,872	$11,309
8/31/17	$12,234	$13,145
8/31/18	$14,345	$15,730
8/31/19	$13,826	$16,189
8/31/20	$15,909	$19,740
8/31/21	$21,189	$25,893
8/31/22	$18,117	$22,986
8/31/23	$20,589	$26,650
8/31/24	$26,845	$33,882

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (at NAV)	30.39%	14.19%	10.38%
Class C (including sales charge)	29.39%	14.19%	10.38%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.82%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	24.5%
Health Care	11.6%
Consumer Discretionary	11.6%
Industrials	10.8%
Communication Services	7.8%
Consumer Staples	3.2%
Materials	1.6%
Utilities	1.2%
Energy	1.0%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0202 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NRACX

Neuberger Berman

Sustainable Equity Fund

Annual Shareholder Report

August 31, 2024

Class R3: NRARX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$152	1.32%

How did the Fund perform last year?

Growth stocks outperformed value stocks this period as investors considered headline news, economic data, U.S. Federal Reserve Board commentary and potential interest rate cuts, and U.S. and global growth predictions. The Fund outperformed the S&P 500® Index (the Index) as its investments in what it believed to be well managed businesses with strong cash flows and tested leadership teams were advantaged. With the market setting records and leadership relatively narrow and tech-oriented, but with earnings expectations improving broadly, we remained focused on financially robust, high-quality companies across the growth/value spectrum.

Performance Attribution

Top Contributors

Top Detractors

  Overall stock selection and sector allocation

  Investments in Financials, Consumer Discretionary and Consumer Staples

  Stock selection within, and an underweight versus the Index to, Communications Services

  An underweight versus the Index to Information Technology

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $28,217	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$9,988	$10,048
8/31/16	$10,987	$11,309
8/31/17	$12,419	$13,145
8/31/18	$14,636	$15,730
8/31/19	$14,179	$16,189
8/31/20	$16,395	$19,740
8/31/21	$21,948	$25,893
8/31/22	$18,857	$22,986
8/31/23	$21,539	$26,650
8/31/24	$28,217	$33,882

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R3	31.01%	14.75%	10.93%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.32%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	24.5%
Health Care	11.6%
Consumer Discretionary	11.6%
Industrials	10.8%
Communication Services	7.8%
Consumer Staples	3.2%
Materials	1.6%
Utilities	1.2%
Energy	1.0%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0200 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R3: NRARX

Neuberger Berman

Sustainable Equity Fund

Annual Shareholder Report

August 31, 2024

Class R6: NRSRX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.61%

How did the Fund perform last year?

Growth stocks outperformed value stocks this period as investors considered headline news, economic data, U.S. Federal Reserve Board commentary and potential interest rate cuts, and U.S. and global growth predictions. The Fund outperformed the S&P 500® Index (the Index) as its investments in what it believed to be well managed businesses with strong cash flows and tested leadership teams were advantaged. With the market setting records and leadership relatively narrow and tech-oriented, but with earnings expectations improving broadly, we remained focused on financially robust, high-quality companies across the growth/value spectrum.

Performance Attribution

Top Contributors

Top Detractors

  Overall stock selection and sector allocation

  Investments in Financials, Consumer Discretionary and Consumer Staples

  Stock selection within, and an underweight versus the Index to, Communications Services

  An underweight versus the Index to Information Technology

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $30,266	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$10,051	$10,048
8/31/16	$11,134	$11,309
8/31/17	$12,675	$13,145
8/31/18	$15,039	$15,730
8/31/19	$14,673	$16,189
8/31/20	$17,091	$19,740
8/31/21	$23,042	$25,893
8/31/22	$19,937	$22,986
8/31/23	$22,935	$26,650
8/31/24	$30,266	$33,882

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	31.96%	15.58%	11.71%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.60%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	24.5%
Health Care	11.6%
Consumer Discretionary	11.6%
Industrials	10.8%
Communication Services	7.8%
Consumer Staples	3.2%
Materials	1.6%
Utilities	1.2%
Energy	1.0%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0201 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class R6: NRSRX

Neuberger Berman

Sustainable Equity Fund

Annual Shareholder Report

August 31, 2024

Class E: NRAEX

This annual shareholder report contains important information about the Fund for the period of December 6, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class E	$7	0.08%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.

How did the Fund perform last year?

Growth stocks outperformed value stocks this period as investors considered headline news, economic data, U.S. Federal Reserve Board commentary and potential interest rate cuts, and U.S. and global growth predictions. The Fund outperformed the S&P 500® Index (the Index) as its investments in what it believed to be well managed businesses with strong cash flows and tested leadership teams were advantaged. With the market setting records and leadership relatively narrow and tech-oriented, but with earnings expectations improving broadly, we remained focused on financially robust, high-quality companies across the growth/value spectrum.

Performance Attribution

Top Contributors

Top Detractors

  Overall stock selection and sector allocation

  Investments in Financials, Consumer Discretionary and Consumer Staples

  Stock selection within, and an underweight versus the Index to, Communications Services

  An underweight versus the Index to Information Technology

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $29,651	S&P 500® Index $33,882
8/31/14	$10,000	$10,000
8/31/15	$10,029	$10,048
8/31/16	$11,081	$11,309
8/31/17	$12,581	$13,145
8/31/18	$14,892	$15,730
8/31/19	$14,490	$16,189
8/31/20	$16,825	$19,740
8/31/21	$22,621	$25,893
8/31/22	$19,523	$22,986
8/31/23	$22,399	$26,650
8/31/24	$29,651	$33,882

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class E	32.37%	15.40%	11.48%
S&P 500® Index	27.14%	15.92%	12.98%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of December 6, 2023 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class E: As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 0.55/0.05% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$1,535,917,187
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8%
Total Investment Advisory Fees Paid	$6,955,958

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	8.7%
Amazon.com, Inc.	8.0%
Alphabet, Inc. Class A	7.8%
Berkshire Hathaway, Inc. Class B	5.4%
MasterCard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.9%
Interactive Brokers Group, Inc. Class A	3.9%
Cigna Group	3.7%
Applied Materials, Inc.	3.4%
Progressive Corp.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	24.5%
Health Care	11.6%
Consumer Discretionary	11.6%
Industrials	10.8%
Communication Services	7.8%
Consumer Staples	3.2%
Materials	1.6%
Utilities	1.2%
Energy	1.0%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since December 6, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 18, 2024 at https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

During the reporting period, the shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/sustainable-equity-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0204 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class E: NRAEX

Neuberger Berman

U.S. Equity Impact Fund

Annual Shareholder Report

August 31, 2024

Institutional Class: NEQIX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/us-equity-impact-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.90%

How did the Fund perform last year?

The Fund generated strong performance for the period. Sentiment for U.S. equities benefitted from continued economic and earnings growth, along with moderating inflation. The Fund remained supported by ongoing demand for products and services which had the potential to generate significant positive outcomes for people and the planet. Returns were notably strong within Financials, Industrials, Information Technology (IT), and Materials. Sector allocation, led by an underweight to IT, detracted from relative performance to the Russell 3000® Index, while overall superior stock selection benefitted.

Performance Attribution

Top Contributors

Top Detractors

  Investments within Heath Care, Industrials, and Materials

  Lack of exposure to Communication Services

  Investments within Consumer Discretionary and Utilities

How did the Fund perform since inception?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,266,200	Russell 3000® Index $1,427,200
3/23/21	$1,000,000	$1,000,000
8/31/21	$1,135,000	$1,136,900
8/31/22	$885,900	$985,900
8/31/23	$1,007,400	$1,131,400
8/31/24	$1,266,200	$1,427,200

Average Annual Total Returns

	1 Year	Since Inception 3/23/21
Institutional Class	25.69%	7.09%
Russell 3000® Index	26.14%	10.87%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 4.44%/0.91% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$14,134,936
Number of Portfolio Holdings	44
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Trane Technologies PLC	4.8%
Graphic Packaging Holding Co.	4.6%
Motorola Solutions, Inc.	4.4%
HCA Healthcare, Inc.	4.3%
Pentair PLC	4.1%
Boston Scientific Corp.	4.1%
Westinghouse Air Brake Technologies Corp.	3.9%
Ecolab, Inc.	3.6%
Brookfield Renewable Corp. Class A	3.5%
NextEra Energy, Inc.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.5%
Health Care	21.7%
Information Technology	18.2%
Materials	10.5%
Utilities	6.8%
Consumer Staples	4.4%
Financials	2.5%
Consumer Discretionary	2.0%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/us-equity-impact-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0215 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Institutional Class: NEQIX

Neuberger Berman

U.S. Equity Impact Fund

Annual Shareholder Report

August 31, 2024

Class A: NEQAX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/us-equity-impact-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.26%

How did the Fund perform last year?

The Fund generated strong performance for the period. Sentiment for U.S. equities benefitted from continued economic and earnings growth, along with moderating inflation. The Fund remained supported by ongoing demand for products and services which had the potential to generate significant positive outcomes for people and the planet. Returns were notably strong within Financials, Industrials, Information Technology (IT), and Materials. Sector allocation, led by an underweight to IT, detracted from relative performance to the Russell 3000® Index, while overall superior stock selection benefitted.

Performance Attribution

Top Contributors

Top Detractors

  Investments within Heath Care, Industrials, and Materials

  Lack of exposure to Communication Services

  Investments within Consumer Discretionary and Utilities

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $11,788	Russell 3000® Index $14,272
3/23/21	$9,425	$10,000
8/31/21	$10,679	$11,369
8/31/22	$8,299	$9,859
8/31/23	$9,408	$11,314
8/31/24	$11,788	$14,272

Average Annual Total Returns

	1 Year	Since Inception 3/23/21
Class A (at NAV)	25.29%	6.71%
Class A (including sales charge)	18.07%	4.89%
Russell 3000® Index	26.14%	10.87%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted since inception, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 5.09%/1.27% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$14,134,936
Number of Portfolio Holdings	44
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Trane Technologies PLC	4.8%
Graphic Packaging Holding Co.	4.6%
Motorola Solutions, Inc.	4.4%
HCA Healthcare, Inc.	4.3%
Pentair PLC	4.1%
Boston Scientific Corp.	4.1%
Westinghouse Air Brake Technologies Corp.	3.9%
Ecolab, Inc.	3.6%
Brookfield Renewable Corp. Class A	3.5%
NextEra Energy, Inc.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.5%
Health Care	21.7%
Information Technology	18.2%
Materials	10.5%
Utilities	6.8%
Consumer Staples	4.4%
Financials	2.5%
Consumer Discretionary	2.0%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/us-equity-impact-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0213 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class A: NEQAX

Neuberger Berman

U.S. Equity Impact Fund

Annual Shareholder Report

August 31, 2024

Class C: NEQCX

This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/us-equity-impact-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	2.01%

How did the Fund perform last year?

The Fund generated strong performance for the period. Sentiment for U.S. equities benefitted from continued economic and earnings growth, along with moderating inflation. The Fund remained supported by ongoing demand for products and services which had the potential to generate significant positive outcomes for people and the planet. Returns were notably strong within Financials, Industrials, Information Technology (IT), and Materials. Sector allocation, led by an underweight to IT, detracted from relative performance to the Russell 3000® Index, while overall superior stock selection benefitted.

Performance Attribution

Top Contributors

Top Detractors

  Investments within Heath Care, Industrials, and Materials

  Lack of exposure to Communication Services

  Investments within Consumer Discretionary and Utilities

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $12,188	Russell 3000® Index $14,272
3/23/21	$10,000	$10,000
8/31/21	$11,290	$11,369
8/31/22	$8,715	$9,859
8/31/23	$9,806	$11,314
8/31/24	$12,188	$14,272

Average Annual Total Returns

	1 Year	Since Inception 3/23/21
Class C (at NAV)	24.29%	5.91%
Class C (including sales charge)	23.29%	5.91%
Russell 3000® Index	26.14%	10.87%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.                                                                                                                                                                   Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 6.25%/2.02% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) is of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$14,134,936
Number of Portfolio Holdings	44
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Trane Technologies PLC	4.8%
Graphic Packaging Holding Co.	4.6%
Motorola Solutions, Inc.	4.4%
HCA Healthcare, Inc.	4.3%
Pentair PLC	4.1%
Boston Scientific Corp.	4.1%
Westinghouse Air Brake Technologies Corp.	3.9%
Ecolab, Inc.	3.6%
Brookfield Renewable Corp. Class A	3.5%
NextEra Energy, Inc.	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.5%
Health Care	21.7%
Information Technology	18.2%
Materials	10.5%
Utilities	6.8%
Consumer Staples	4.4%
Financials	2.5%
Consumer Discretionary	2.0%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/us-equity-impact-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0214 10/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2024

Class C: NEQCX

(b)	Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Equity Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSR, Investment Company Act file number 811-21421 (filed June 26, 2023). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Michael J. Cosgrove, Martha C. Goss and Deborah C. McLean. Mr. Cosgrove, Ms. Goss and Ms. McLean are independent trustees as defined by Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to each series of the Registrant.

 (a) Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $921,600 and $862,500 for the fiscal years ended 2023 and 2024, respectively.

(b) Audit-Related Fees

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(c) Tax Fees

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $275,950 and $248,870 for the fiscal years ended 2023 and 2024, respectively. The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(e)  Audit Committee’s Pre-Approval Policies and Procedures

(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons

Not applicable.

(g) Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Registrant were $275,950 and $248,870 for the fiscal years ended 2023 and 2024, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 6.  Investments.

(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
Equity Funds
Investor Class Shares	Class A Shares
Trust Class Shares	Class C Shares
Advisor Class Shares	Class R3 Shares
Institutional Class Shares	Class R6 Shares
Class E Shares
Dividend Growth Fund
Emerging Markets Equity Fund
Equity Income Fund
Focus Fund
Genesis Fund
International Equity Fund
International Select Fund
International Small Cap Fund
Intrinsic Value Fund
Large Cap Growth Fund
Large Cap Value Fund
Mid Cap Growth Fund
Mid Cap Intrinsic Value Fund
Multi-Cap Opportunities Fund
Real Estate Fund
Small Cap Growth Fund
Sustainable Equity Fund
U.S. Equity Impact Fund

Annual Financial Statements and Other Information
August 31, 2024

Contents
Changes in and disagreements with accountants for Funds (Form N-CSR Item 8)	N/A
Report of Votes of Shareholders (Form N-CSR Item 9)	173
Board Consideration of the Management Agreements (Form N-CSR Item 11)	N/A
Notice to Shareholders	174
The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend August 31, 2024 (Unaudited)
Neuberger Berman Equity Funds
Counterparties:
SSB	= State Street Bank and Trust Company
Investment Methods:
PIPE	= Private investment in public equity
Other Abbreviations:
ADR	= American Depositary Receipt
CVR	= Contingent Value Right
Management or NBIA	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company

Schedule of Investments Dividend Growth Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 98.1%
Banks 4.0%
11,650	JPMorgan Chase & Co.	$2,618,920
8,550	PNC Financial Services Group, Inc.	1,582,520
		4,201,440
Capital Markets 6.7%
1,275	BlackRock, Inc.	1,149,808
7,700	Cboe Global Markets, Inc.	1,581,580
37,275	Charles Schwab Corp.	2,426,602
18,300	Morgan Stanley	1,896,063
		7,054,053
Chemicals 1.3%
20,140	Novonesis (Novozymes) B Class B	1,398,268
Commercial Services & Supplies 0.3%
2,853	Veralto Corp.	320,763
Consumer Finance 1.5%
6,050	American Express Co.	1,564,833
Consumer Staples Distribution & Retail 2.1%
28,800	Walmart, Inc.	2,224,224
Distributors 2.1%
53,200	LKQ Corp.	2,212,588
Electrical Equipment 2.5%
89,050	Siemens Energy AG*	2,571,862
Electronic Equipment, Instruments & Components 3.9%
60,800	Amphenol Corp. Class A	4,100,960
Energy Equipment & Services 1.0%
23,025	Schlumberger NV	1,012,870
Entertainment 4.5%
21,550	Electronic Arts, Inc.	3,271,721
16,375	Walt Disney Co.	1,479,973
		4,751,694
Financial Services 0.7%
16,850	Equitable Holdings, Inc.	716,462
Food Products 3.8%
15,075	McCormick & Co., Inc.	1,206,452
1,285	McCormick & Co., Inc.	101,772
20,150	Mondelez International, Inc. Class A	1,446,971
42,255	Tootsie Roll Industries, Inc.	1,255,819
		4,011,014
Ground Transportation 1.7%
50,125	CSX Corp.	1,717,784
Number of Shares		Value
Health Care Equipment & Supplies 1.7%
4,150	Becton Dickinson & Co.	$1,006,001
8,975	Medtronic PLC	795,006
		1,801,007
Health Care Providers & Services 0.3%
940	Humana, Inc.	333,202
Industrial Conglomerates 1.6%
8,200	Honeywell International, Inc.	1,704,862
Industrial REITs 2.1%
30,955	Terreno Realty Corp.	2,137,133
Insurance 1.7%
5,175	Aon PLC Class A	1,778,751
Life Sciences Tools & Services 4.7%
13,535	Agilent Technologies, Inc.	1,934,423
10,910	Danaher Corp.	2,938,172
		4,872,595
Machinery 1.2%
5,050	Nordson Corp.	1,295,628
Media 1.6%
43,200	Comcast Corp. Class A	1,709,424
Metals & Mining 3.4%
29,125	Freeport-McMoRan, Inc.	1,289,655
37,325	Wheaton Precious Metals Corp.	2,307,058
		3,596,713
Multi-Utilities 1.6%
20,030	Public Service Enterprise Group, Inc.	1,617,423
Office REITs 2.0%
101,585	Equity Commonwealth*	2,059,128
Oil, Gas & Consumable Fuels 3.1%
5,250	Chesapeake Energy Corp.	391,073
36,500	Devon Energy Corp.	1,634,470
13,894	Shell PLC	492,313
10,075	Shell PLC ADR	721,974
		3,239,830
Pharmaceuticals 5.3%
35,885	AstraZeneca PLC ADR	3,144,244
2,520	Eli Lilly & Co.	2,419,250
		5,563,494
Professional Services 1.1%
4,300	Automatic Data Processing, Inc.	1,186,413
Semiconductors & Semiconductor Equipment 13.5%
15,675	Analog Devices, Inc.	3,681,117
18,280	Applied Materials, Inc.	3,605,913
See Notes to Financial Statements

Schedule of Investments Dividend Growth Fund^  (cont’d)
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
21,250	QUALCOMM, Inc.	$3,725,125
16,355	Universal Display Corp.	3,168,290
		14,180,445
Software 6.3%
2,370	Intuit, Inc.	1,493,716
9,675	Microsoft Corp.	4,035,829
4,325	Salesforce, Inc.	1,093,793
		6,623,338
Specialty Retail 2.4%
21,100	TJX Cos., Inc.	2,474,397
Technology Hardware, Storage & Peripherals 3.1%
14,250	Apple, Inc.	3,263,250
Textiles, Apparel & Luxury Goods 3.4%
16,565	Cie Financiere Richemont SA Class A	2,615,671
11,470	NIKE, Inc. Class B	955,680
		3,571,351
Number of Shares		Value
Wireless Telecommunication Services 1.9%
10,225	T-Mobile U.S., Inc.	$2,031,912

Total Common Stocks (Cost $65,498,747)		102,899,111

Short-Term Investments 1.9%
Investment Companies 1.9%
2,020,588	State Street Institutional Treasury Money Market Fund Premier Class, 5.19%(a) (Cost $2,020,588)	2,020,588
Total Investments 100.0% (Cost $67,519,335)		104,919,699
Liabilities Less Other Assets (0.0)%(b)		(16,095)
Net Assets 100.0%		$104,903,604

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2024.
(b)	Represents less than 0.05% of net assets of the Fund.
See Notes to Financial Statements

Schedule of Investments Dividend Growth Fund^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$90,862,008	86.6%
United Kingdom	3,144,244	3.0%
Switzerland	2,615,671	2.5%
Germany	2,571,862	2.5%
Brazil	2,307,058	2.2%
Denmark	1,398,268	1.3%
Short-Term Investments and Other Liabilities—Net	2,004,493	1.9%
	$104,903,604	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Chemicals	$—	$1,398,268	$—	$1,398,268
Electrical Equipment	—	2,571,862	—	2,571,862
Oil, Gas & Consumable Fuels	2,747,517	492,313	—	3,239,830
Textiles, Apparel & Luxury Goods	955,680	2,615,671	—	3,571,351
Other Common Stocks#	92,117,800	—	—	92,117,800
Total Common Stocks	95,820,997	7,078,114	—	102,899,111
Short-Term Investments	—	2,020,588	—	2,020,588
Total Investments	$95,820,997	$9,098,702	$—	$104,919,699

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 94.6%
Australia 1.1%
36,571	Rio Tinto PLC	$2,305,705
Brazil 5.4%
328,942	Banco BTG Pactual SA	2,075,458
121,979	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,050,244
295,936	Embraer SA*	2,458,979
35,031	ERO Copper Corp.*	720,298
1,184	MercadoLibre, Inc.*	2,441,005
234,446	Petroleo Brasileiro SA	1,637,725
		11,383,709
China 19.1%
2,831,700	Agricultural Bank of China Ltd. Class A	1,803,493
442,236	Alibaba Group Holding Ltd.	4,583,583
34,000	BYD Co. Ltd. Class H	1,041,317
5,197,000	China Construction Bank Corp. Class H	3,649,019
55,636	Contemporary Amperex Technology Co. Ltd. Class A	1,441,856
417,500	Foxconn Industrial Internet Co. Ltd. Class A	1,208,188
355,600	Hisense Home Appliances Group Co. Ltd. Class A	1,218,985
259,000	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	1,606,615
195,300	Meituan Class B*(a)	2,955,162
19,458	NetEase, Inc. ADR	1,565,202
348,900	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,618,315
23,540	PDD Holdings, Inc. ADR*	2,262,429
14,500	Proya Cosmetics Co. Ltd. Class A	195,345
191,200	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,059,186
40,016	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,412,073
187,850	Sieyuan Electric Co. Ltd. Class A	1,733,177
202,200	Tencent Holdings Ltd.	9,806,682
20,233	Trip.com Group Ltd. ADR*	953,784
		40,114,411
Greece 0.8%
959,431	Alpha Services & Holdings SA	1,639,967
Hungary 1.8%
38,214	OTP Bank Nyrt	1,967,514
61,126	Richter Gedeon Nyrt	1,851,691
		3,819,205
Number of Shares		Value
India 27.6%
383,185	Aadhar Housing Finance Ltd.*	$1,765,835
110,451	Akums Drugs & Pharmaceuticals Ltd.*#(a)(b)	1,136,494
110,451	Akums Drugs & Pharmaceuticals Ltd.*#(a)(b)	1,136,494
179,844	Anant Raj Ltd.	1,276,876
223,756	Aptus Value Housing Finance India Ltd.	882,617
355,165	ASK Automotive Ltd.	1,951,773
118,370	AurionPro Solutions Ltd.	2,734,625
326,996	Bharat Electronics Ltd.	1,169,289
81,737	Bharti Airtel Ltd.	1,544,120
86,846	Cholamandalam Investment & Finance Co. Ltd.	1,507,513
294,659	CMS Info Systems Ltd.	1,926,204
16,358	Craftsman Automation Ltd.	1,197,690
35,970	Doms Industries Ltd.*	1,113,187
68,397	Emcure Pharmaceuticals Ltd. *#(a)(b)	1,143,331
131,458	ICICI Bank Ltd.	1,932,322
103,070	IndusInd Bank Ltd.	1,754,506
80,661	JB Chemicals & Pharmaceuticals Ltd.	1,883,865
106,747	Jupiter Life Line Hospitals Ltd.	1,702,053
130,152	Jyoti CNC Automation Ltd.*(a)	1,927,761
20,305	Kaynes Technology India Ltd.*	1,153,146
21,361	Larsen & Toubro Ltd.	944,811
95,339	Max Healthcare Institute Ltd.	980,225
432,685	NCC Ltd.	1,647,151
471,018	Oil & Natural Gas Corp. Ltd.	1,857,602
63,390	PDS Ltd.	410,051
4,084	Pine Labs PTE Ltd.*#(c)(d)	1,179,418
158,636	PNB Housing Finance Ltd.*(a)	1,851,848
47,130	Prestige Estates Projects Ltd.	1,006,383
75,957	Reliance Industries Ltd.	2,738,031
1,803,274	SBFC Finance Ltd.*	1,818,082
3,024	Shree Cement Ltd.	920,979
42,610	Sun Pharmaceutical Industries Ltd.	926,595
364,179	Texmaco Rail & Engineering Ltd.	1,052,263
21,547	Tube Investments of India Ltd.	1,036,972
69,319	Venus Pipes & Tubes Ltd.(a)	2,006,617
14,952	Voltamp Transformers Ltd.	2,524,726
213,051	XPRO India Ltd.	3,013,963
50,531	Yasho Industries Ltd.	1,198,176
		57,953,594
Indonesia 1.4%
8,461,900	Bank Negara Indonesia Persero Tbk. PT	2,928,021
Korea 9.2%
22,321	DB Insurance Co. Ltd.	1,942,959
See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^  (cont’d)
Number of Shares		Value
Korea – cont'd
4,250	HD Hyundai Electric Co. Ltd.	$972,963
37,640	Kia Corp.	2,990,454
168,130	Samsung Electronics Co. Ltd.	9,337,656
36,177	Sanil Electric Co. Ltd.*	1,056,184
23,356	SK Hynix, Inc.	3,060,611
		19,360,827
Mexico 1.5%
1,122,167	FIBRA Macquarie Mexico(a)	1,765,222
214,487	Grupo Financiero Banorte SAB de CV Class O	1,487,145
		3,252,367
Peru 1.0%
11,624	Credicorp Ltd.	2,073,140
Philippines 1.1%
817,960	BDO Unibank, Inc.	2,227,545
Poland 0.3%
8,795	Dino Polska SA*(a)	731,210
Saudi Arabia 2.3%
125,181	Al Rajhi Bank	2,947,854
256,008	Saudi Arabian Oil Co.(a)	1,907,584
		4,855,438
South Africa 2.3%
86,247	Bid Corp. Ltd.	2,172,725
204,940	Standard Bank Group Ltd.	2,752,736
		4,925,461
Taiwan 14.9%
93,000	Delta Electronics, Inc.	1,159,410
798,000	Far EasTone Telecommunications Co. Ltd.	2,258,669
509,000	Hon Hai Precision Industry Co. Ltd.	2,938,321
20,000	Lotes Co. Ltd.	958,802
64,000	MediaTek, Inc.	2,484,278
682,839	Taiwan Semiconductor Manufacturing Co. Ltd.	20,215,696
24,000	Wiwynn Corp.	1,431,944
		31,447,120
United Arab Emirates 1.7%
491,513	Abu Dhabi Islamic Bank PJSC	1,688,850
2,172,740	Adnoc Gas PLC	1,828,794
		3,517,644
Number of Shares		Value
United States 2.2%
30,513	NVIDIA Corp.	$3,642,337
4,422	Onto Innovation, Inc.*	942,859
		4,585,196
Vietnam 0.9%
1,960,600	Vietnam Technological & Commercial Joint Stock Bank	1,844,454

Total Common Stocks (Cost $162,271,811)		198,965,014
Preferred Stocks 4.8%
India 4.8%
217,973	Gupshup, Inc., Series F*#(c)(d)	3,559,499
9,762	Pine Labs PTE Ltd., Series 1 *#(c)(d)	2,819,168
2,439	Pine Labs PTE Ltd., Series A*#(c)(d)	704,408
2,654	Pine Labs PTE Ltd., Series B*#(c)(d)	766,528
2,147	Pine Labs PTE Ltd., Series B2 *#(c)(d)	620,204
3,993	Pine Labs PTE Ltd., Series C*#(c)(d)	1,154,057
841	Pine Labs PTE Ltd., Series C1 *#(c)(d)	244,823
900	Pine Labs PTE Ltd., Series D*#(c)(d)	263,502
Total Preferred Stocks (Cost $13,478,212)		10,132,189

Short-Term Investments 1.6%
Investment Companies 1.6%
3,293,006	State Street Institutional Treasury Money Market Fund Premier Class, 5.19%(e) (Cost $3,293,006)	3,293,006
Total Investments 101.0% (Cost $179,043,029)		212,390,209
Liabilities Less Other Assets (1.0)%		(2,165,290)
Net Assets 100.0%		$210,224,919

*	Non-income producing security.
See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^  (cont’d)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at August 31, 2024 amounted to $16,561,723, which represents 7.9% of net assets of the
Fund.

(b)
Security is subject to a lock-up agreement. Fair value is based on the unadjusted market price of the equivalent security. As of August 31, 2024, the total fair value of unadjusted securities subject to contractual sale restrictions is $3,416,319, which represents 1.6% of net assets of the Fund. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse. The restriction is set to expire on the date shown in the table.

Security	Shares	Lock-up period	Expiration of Restriction
Akums Drugs & Pharmaceuticals Ltd.	110,451	30 days	9/2/2024
Akums Drugs & Pharmaceuticals Ltd.	110,451	90 days	10/31/2024
Emcure Pharmaceuticals Ltd.	68,397	90 days	10/7/2024

(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of August 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at August 31, 2024 amounted to $11,311,607, which represents
5.4% of net assets of the Fund.

(e)	Represents 7-day effective yield as of August 31, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at August 31, 2024 amounted to $14,727,926, which represents 7.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 8/31/2024	Fair Value Percentage of Net Assets as of 8/31/2024
Akums Drugs & Pharmaceuticals Ltd.	8/5/2024	$895,598	$1,136,494	0.5%
Akums Drugs & Pharmaceuticals Ltd.	8/5/2024	895,598	1,136,494	0.5%
Emcure Pharmaceuticals Ltd.	7/2/2024	825,642	1,143,331	0.6%
Gupshup, Inc. (Series F Preferred Shares)	7/16/2021	4,983,996	3,559,499	1.7%
Pine Labs PTE Ltd.	7/6/2021	1,525,790	1,179,418	0.6%
Pine Labs PTE Ltd. (Series 1 Preferred Shares)	7/6/2021	3,647,103	2,819,168	1.3%
Pine Labs PTE Ltd. (Series A Preferred Shares)	7/6/2021	911,215	704,408	0.3%
Pine Labs PTE Ltd. (Series B Preferred Shares)	7/6/2021	991,540	766,528	0.4%
Pine Labs PTE Ltd. (Series B2 Preferred Shares)	7/6/2021	802,124	620,204	0.3%
Pine Labs PTE Ltd. (Series C Preferred Shares)	7/6/2021	1,491,793	1,154,057	0.6%
Pine Labs PTE Ltd. (Series C1 Preferred Shares)	7/6/2021	314,199	244,823	0.1%
Pine Labs PTE Ltd. (Series D Preferred Shares)	7/6/2021	336,242	263,502	0.1%
Total		$17,620,840	$14,727,926	7.0%
See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$30,696,566	14.6%
Semiconductors & Semiconductor Equipment	30,345,781	14.4%
IT Services	11,311,607	5.4%
Technology Hardware, Storage & Peripherals	10,769,600	5.1%
Oil, Gas & Consumable Fuels	9,969,736	4.7%
Interactive Media & Services	9,806,682	4.7%
Electrical Equipment	9,347,221	4.5%
Broadline Retail	9,287,017	4.4%
Electronic Equipment, Instruments & Components	7,417,867	3.5%
Pharmaceuticals	7,412,097	3.5%
Machinery	5,236,900	2.5%
Metals & Mining	5,032,620	2.4%
Financial Services	4,500,300	2.1%
Chemicals	4,212,139	2.0%
Automobiles	4,031,771	1.9%
Hotels, Restaurants & Leisure	3,908,946	1.9%
Wireless Telecommunication Services	3,802,789	1.8%
Aerospace & Defense	3,628,268	1.7%
Consumer Finance	3,325,595	1.6%
Commercial Services & Supplies	3,039,391	1.5%
Automobile Components	2,988,745	1.4%
Consumer Staples Distribution & Retail	2,903,935	1.4%
Software	2,734,625	1.3%
Health Care Providers & Services	2,682,278	1.3%
Construction & Engineering	2,591,962	1.2%
Real Estate Management & Development	2,283,259	1.1%
Life Sciences Tools & Services	2,272,988	1.1%
Capital Markets	2,075,458	1.0%
Water Utilities	2,050,244	1.0%
Insurance	1,942,959	0.9%
Industrial REITs	1,765,222	0.8%
Entertainment	1,565,202	0.7%
Health Care Equipment & Supplies	1,412,073	0.7%
Household Durables	1,218,985	0.6%
Construction Materials	920,979	0.4%
Textiles, Apparel & Luxury Goods	410,051	0.2%
Personal Care Products	195,345	0.1%
Short-Term Investments and Other Liabilities—Net	1,127,716	0.6%
	$210,224,919	100.0%
See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Australia	$—	$2,305,705	$—	$2,305,705
China	7,618,715	32,495,696	—	40,114,411
Greece	—	1,639,967	—	1,639,967
Hungary	1,851,691	1,967,514	—	3,819,205
India	3,416,319	53,357,857	1,179,418	57,953,594
Indonesia	—	2,928,021	—	2,928,021
Korea	1,056,184	18,304,643	—	19,360,827
Philippines	—	2,227,545	—	2,227,545
Poland	—	731,210	—	731,210
Saudi Arabia	—	4,855,438	—	4,855,438
South Africa	2,172,725	2,752,736	—	4,925,461
Taiwan	—	31,447,120	—	31,447,120
United Arab Emirates	1,688,850	1,828,794	—	3,517,644
Vietnam	—	1,844,454	—	1,844,454
Other Common Stocks#	21,294,412	—	—	21,294,412
Total Common Stocks	39,098,896	158,686,700	1,179,418	198,965,014
Preferred Stocks#	—	—	10,132,189	10,132,189
Short-Term Investments	—	3,293,006	—	3,293,006
Total Investments	$39,098,896	$161,979,706	$11,311,607	$212,390,209

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2024
Investments in Securities:
Common Stocks(1)(2)	$21,813	$—	$1,674	$(2,596)	$—	$(17,331)	$—	$(2,381)	$1,179	$(61)
Preferred Stocks(2)	10,303	—	—	(171)	—	—	—	—	10,132	(171)
Total	$32,116	$—	$1,674	$(2,767)	$—	$(17,331)	$—	$(2,381)	$11,311	$(232)
(1) Transfers out of Level 3 were attributable to unadjusted quoted prices in active markets becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^  (cont’d)
(2) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 8/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$1,179,418	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	10.6x	10.6x	Increase
			Discount Rate	4.3%	4.3%	Decrease
			Term (Years)	1.4	1.4	Decrease
			Expected Volatility	50.0%	50.0%	Decrease
Preferred Stocks	10,132,189	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	3.4x - 10.6x	8.1x	Increase
			Discount Rate	4.3%	4.3%	Decrease
			Term (Years)	1.4	1.4	Decrease
			Expected Volatility	50.0% - 65.0%	55.3%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 99.0%
Aerospace & Defense 4.4%
682,535	BAE Systems PLC	$12,271,819
52,440	Lockheed Martin Corp.	29,791,164
		42,062,983
Banks 7.2%
130,430	JPMorgan Chase & Co.(a)	29,320,664
69,525	PNC Financial Services Group, Inc.(a)	12,868,382
442,980	Wells Fargo & Co.	25,901,041
		68,090,087
Beverages 3.4%
151,960	Coca-Cola Co.	11,012,541
415,245	Keurig Dr Pepper, Inc.	15,202,120
37,575	PepsiCo, Inc.	6,495,966
		32,710,627
Capital Markets 3.5%
45,510	CME Group, Inc.	9,818,328
20,545	Goldman Sachs Group, Inc.	10,483,086
127,500	Morgan Stanley	13,210,275
		33,511,689
Construction & Engineering 4.2%
637,457	Ferrovial SE	26,654,250
519,825	MDU Resources Group, Inc.	13,354,304
		40,008,554
Construction Materials 3.6%
205,825	CRH PLC	18,682,735
150,950	Heidelberg Materials AG	16,033,443
		34,716,178
Diversified Telecommunication Services 3.0%
263,325	AT&T, Inc.	5,240,167
9,621,900	Singapore Telecommunications Ltd.	23,075,557
		28,315,724
Electric Utilities 3.1%
215,600	FirstEnergy Corp.	9,469,152
251,100	NextEra Energy, Inc.(a)	20,216,061
		29,685,213
Electrical Equipment 4.5%
65,650	Eaton Corp. PLC	20,149,954
210,745	Emerson Electric Co.	22,210,416
		42,360,370
Energy Equipment & Services 0.8%
195,415	Noble Corp. PLC	7,455,082
Gas Utilities 0.3%
38,375	Southwest Gas Holdings, Inc.	2,790,630
Number of Shares		Value
Ground Transportation 1.5%
56,050	Union Pacific Corp.	$14,353,844
Hotels, Restaurants & Leisure 3.0%
98,875	Darden Restaurants, Inc.	15,637,081
46,210	McDonald's Corp.	13,338,979
		28,976,060
Household Products 2.0%
112,974	Procter & Gamble Co.	19,379,560
Industrial REITs 1.6%
69,978	Prologis, Inc.	8,944,588
84,375	Terreno Realty Corp.	5,825,250
		14,769,838
Insurance 4.2%
245,425	American International Group, Inc.	18,909,996
82,825	Progressive Corp.	20,888,465
		39,798,461
IT Services 2.6%
123,603	International Business Machines Corp.	24,983,874
Metals & Mining 6.4%
483,500	Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	39,390,745
162,750	Freeport-McMoRan, Inc.	7,206,570
164,250	Rio Tinto PLC ADR	10,392,098
34,557	Southern Copper Corp.	3,515,138
		60,504,551
Multi-Utilities 5.1%
843,650	CenterPoint Energy, Inc.	23,031,645
185,800	Public Service Enterprise Group, Inc.	15,003,350
124,100	Sempra	10,198,538
		48,233,533
Oil, Gas & Consumable Fuels 8.1%
227,278	ConocoPhillips	25,861,964
204,865	Exxon Mobil Corp.	24,161,778
682,600	Sitio Royalties Corp. Class A	15,174,198
257,700	Williams Cos., Inc.	11,794,929
		76,992,869
Pharmaceuticals 8.3%
350,900	AstraZeneca PLC ADR	30,745,858
57,932	Johnson & Johnson	9,608,602
256,150	Merck & Co., Inc.	30,340,967
193,926	Roche Holding AG ADR	8,208,888
		78,904,315
Professional Services 2.1%
151,375	Paychex, Inc.	19,860,400
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^  (cont’d)
Number of Shares		Value
Retail REITs 3.0%
1,034,650	Brixmor Property Group, Inc.	$28,339,063
Semiconductors & Semiconductor Equipment 3.8%
50,335	Analog Devices, Inc.	11,820,671
54,040	QUALCOMM, Inc.(a)	9,473,212
67,450	Texas Instruments, Inc.	14,457,233
		35,751,116
Software 1.8%
41,725	Microsoft Corp.	17,405,166
Specialized REITs 4.0%
186,500	Lamar Advertising Co. Class A	23,457,970
439,370	VICI Properties, Inc.	14,710,108
		38,168,078
Specialty Retail 1.7%
42,700	Home Depot, Inc.	15,734,950
Trading Companies & Distributors 1.3%
26,940	Watsco, Inc.	12,807,815
Transportation Infrastructure 0.5%
23,700	Aena SME SA(b)	4,769,529

Total Common Stocks (Cost $617,501,020)		941,440,159
Principal Amount		Value
Convertible Bonds 0.8%
Electric 0.8%
$7,355,000	Alliant Energy Corp., 3.88%, due 3/15/2026 (Cost $7,355,000)	$7,549,908
Number of Shares

Short-Term Investments 0.0%(c)
Investment Companies 0.0%(c)
328,196	State Street Institutional Treasury Money Market Fund Premier Class, 5.19%(d) (Cost $328,196)	328,196
Total Investments 99.8% (Cost $625,184,216)		949,318,263
Other Assets Less Liabilities 0.2%(e)		2,031,620
Net Assets 100.0%		$951,349,883

(a)	All or a portion of this security is pledged as collateral for options written.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at August 31, 2024 amounted to $4,769,529, which represents 0.5% of net assets of the
Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of August 31, 2024.
(e)	Includes the impact of the Fund’s open positions in derivatives at August 31, 2024.
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$808,795,880	85.0%
United Kingdom	43,017,677	4.5%
Canada	39,390,745	4.2%
Singapore	23,075,557	2.4%
Germany	16,033,443	1.7%
Australia	10,392,098	1.1%
Spain	4,769,529	0.5%
Mexico	3,515,138	0.4%
Short-Term Investments and Other Assets—Net	2,359,816	0.2%
	$951,349,883	100.0%
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At August 31, 2024, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Insurance
Progressive Corp.	200	$(5,044,000)	$250	9/20/2024	$(127,000)
Metals & Mining
Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	500	(4,073,500)	90	9/20/2024	(11,250)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	100	(2,143,400)	230	9/20/2024	(6,500)

Total calls					$(144,750)
Puts
Banks
Huntington Bancshares, Inc.	1,000	(1,497,000)	12	9/20/2024	—(a)(b)
Electrical Equipment
Emerson Electric Co	200	(2,107,800)	90	9/20/2024	(8,000)(a)(b)
Health Care Providers & Services
UnitedHealth Group, Inc.	50	(2,951,000)	450	9/20/2024	(1,025)
Metals & Mining
Freeport-McMoRan, Inc.	700	(3,099,600)	33	9/20/2024	(6,650)(a)(b)
Pharmaceuticals
Merck & Co., Inc.	250	(2,961,250)	95	9/20/2024	(750)
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	150	(3,522,600)	170	9/20/2024	(7,875)(a)(b)
Total puts					$(24,300)
Total options written (premium received $76,900)					$(169,050)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of August 31, 2024 in accordance with procedures approved by the valuation designee.
For the year ended August 31, 2024, the average market value for the months where the Fund had options written outstanding was $(94,489). At August 31, 2024, the Fund had securities pledged in the amount of $34,059,305 to cover collateral requirements for options written.
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Aerospace & Defense	$29,791,164	$12,271,819	$—	$42,062,983
Construction & Engineering	13,354,304	26,654,250	—	40,008,554
Construction Materials	18,682,735	16,033,443	—	34,716,178
Diversified Telecommunication Services	5,240,167	23,075,557	—	28,315,724
Transportation Infrastructure	—	4,769,529	—	4,769,529
Other Common Stocks#	791,567,191	—	—	791,567,191
Total Common Stocks	858,635,561	82,804,598	—	941,440,159
Convertible Bonds#	—	7,549,908	—	7,549,908
Short-Term Investments	—	328,196	—	328,196
Total Investments	$858,635,561	$90,682,702	$—	$949,318,263

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of August 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(146,525)	$—	$(22,525)	$(169,050)
Total	$(146,525)	$—	$(22,525)	$(169,050)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2024
Other Financial Instruments
Written Option Contracts(1)	$(1)	$—	$10	$7	$—	$(39)	$—	$—	$(23)	$17
Total	$(1)	$—	$10	$7	$—	$(39)	$—	$—	$(23)	$17
(1) At August 31, 2024, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Focus Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 97.8%
Aerospace & Defense 2.8%
130,091	Airbus SE	$19,983,854
Automobiles 1.2%
111,590	Kia Corp.	8,865,695
Banks 2.1%
373,414	Bank of America Corp.	15,216,620
Broadline Retail 7.3%
207,297	Amazon.com, Inc.*	37,002,514
7,654	MercadoLibre, Inc.*	15,779,946
		52,782,460
Capital Markets 2.8%
64,046	Intercontinental Exchange, Inc.	10,346,631
72,366	London Stock Exchange Group PLC	9,768,139
		20,114,770
Chemicals 1.0%
38,933	Air Liquide SA	7,266,766
Construction Materials 2.5%
199,466	CRH PLC	18,105,529
Diversified Telecommunication Services 3.5%
882,919	Deutsche Telekom AG	25,121,691
Electric Utilities 1.8%
159,321	NextEra Energy, Inc.	12,826,934
Electrical Equipment 2.4%
26,867	Eaton Corp. PLC	8,246,288
136,724	nVent Electric PLC	9,291,763
		17,538,051
Financial Services 5.0%
87,423	Fiserv, Inc.*	15,264,056
75,965	Visa, Inc. Class A	20,994,447
		36,258,503
Ground Transportation 4.1%
150,863	Canadian Pacific Kansas City Ltd.	12,523,314
234,422	Uber Technologies, Inc.*	17,143,281
		29,666,595
Health Care Equipment & Supplies 3.7%
325,254	Boston Scientific Corp.*	26,602,525
Health Care Technology 0.4%
105,467	Waystar Holding Corp.*	2,870,812
Hotels, Restaurants & Leisure 1.5%
309,820	DraftKings, Inc. Class A*	10,688,790
Number of Shares		Value
Household Durables 1.5%
110,800	Sony Group Corp.	$10,791,265
Household Products 1.2%
52,254	Procter & Gamble Co.	8,963,651
Insurance 1.4%
28,627	Aon PLC Class A	9,839,672
Interactive Media & Services 8.1%
161,446	Alphabet, Inc. Class C	26,656,349
59,959	Meta Platforms, Inc. Class A	31,257,226
		57,913,575
IT Services 2.3%
14,618	Gartner, Inc.*	7,191,471
45,856	International Business Machines Corp.	9,268,874
		16,460,345
Life Sciences Tools & Services 1.8%
20,726	Thermo Fisher Scientific, Inc.	12,747,941
Oil, Gas & Consumable Fuels 2.8%
41,427	EOG Resources, Inc.	5,336,626
204,585	Shell PLC ADR	14,660,561
		19,997,187
Personal Care Products 1.8%
30,181	L'Oreal SA	13,242,050
Pharmaceuticals 4.1%
154,209	AstraZeneca PLC ADR	13,511,793
16,724	Eli Lilly & Co.	16,055,374
		29,567,167
Professional Services 1.4%
102,245	TransUnion	9,898,338
Semiconductors & Semiconductor Equipment 9.8%
42,864	Analog Devices, Inc.	10,066,182
17,126	Lam Research Corp.	14,060,617
240,330	NVIDIA Corp.	28,688,192
102,288	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,562,850
		70,377,841
Software 13.5%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	1,077,381
6,438	Constellation Software, Inc.	21,022,997
81,870	Microsoft Corp.	34,151,252
115,313	Oracle Corp.	16,292,574
54,044	Salesforce, Inc.	13,667,727
12,462	ServiceNow, Inc.*	10,655,010
		96,866,941
See Notes to Financial Statements

Schedule of Investments Focus Fund^  (cont’d)
Number of Shares		Value
Technology Hardware, Storage & Peripherals 4.0%
124,505	Apple, Inc.	$28,511,645
Textiles, Apparel & Luxury Goods 2.0%
18,952	LVMH Moet Hennessy Louis Vuitton SE	14,106,285

Total Common Stocks (Cost $505,803,003)		703,193,498
Preferred Stocks 0.4%
Internet 0.2%
1,000	Fabletics LLC, Series G*#(a)(b)	1,150,200
IT Services 0.1%
106,691	Druva, Inc., Series 5 *#(a)(b)	1,030,635
Software 0.1%
63,363	Videoamp, Inc., Series F1 *#(a)(b)	1,042,955

Total Preferred Stocks (Cost $2,999,995)		3,223,790
Number of Shares		Value

Warrants 0.0%(c)
Software 0.0%(c)
10,268	Constellation Software, Inc. Expires 3/31/2040 *(a)(b) (Cost $ 0)	$1

Short-Term Investments 1.6%
Investment Companies 1.6%
11,322,479	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.24%(d) (Cost $11,322,479)	11,322,479
Total Investments 99.8% (Cost $520,125,477)		717,739,768
Other Assets Less Liabilities 0.2%		1,486,089
Net Assets 100.0%		$719,225,857

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of August 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at August 31, 2024 amounted to $4,301,172, which represents
0.6% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of August 31, 2024.
See Notes to Financial Statements

Schedule of Investments Focus Fund^  (cont’d)
#
This security is subject to restrictions on resale. Total value of all such securities at August 31, 2024 amounted to $4,301,171, which represents 0.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 8/31/2024	Fair Value Percentage of Net Assets as of 8/31/2024
Arctic Wolf Networks, Inc.	12/31/2021	$999,999	$1,077,381	0.2%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	1,000,000	1,030,635	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	1,000,000	1,150,200	0.2%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	999,995	1,042,955	0.1%
Total		$3,999,994	$4,301,171	0.6%

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$516,870,643	71.9%
France	54,598,955	7.6%
Canada	33,546,312	4.7%
Germany	25,121,691	3.5%
United Kingdom	23,279,932	3.2%
Taiwan	17,562,850	2.4%
Brazil	15,779,946	2.2%
Japan	10,791,265	1.5%
Korea	8,865,695	1.2%
Short-Term Investments and Other Assets—Net	12,808,568	1.8%
	$719,225,857	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Aerospace & Defense	$—	$19,983,854	$—	$19,983,854
Automobiles	—	8,865,695	—	8,865,695
Capital Markets	10,346,631	9,768,139	—	20,114,770
Chemicals	—	7,266,766	—	7,266,766
Diversified Telecommunication Services	—	25,121,691	—	25,121,691
Household Durables	—	10,791,265	—	10,791,265
Personal Care Products	—	13,242,050	—	13,242,050
Software	95,789,560	—	1,077,381	96,866,941
Textiles, Apparel & Luxury Goods	—	14,106,285	—	14,106,285
Other Common Stocks#	486,834,181	—	—	486,834,181
Total Common Stocks	592,970,372	109,145,745	1,077,381	703,193,498
Preferred Stocks#	—	—	3,223,790	3,223,790
Warrants#	—	—	1	1
Short-Term Investments	—	11,322,479	—	11,322,479
Total Investments	$592,970,372	$120,468,224	$4,301,172	$717,739,768

See Notes to Financial Statements

Schedule of Investments Focus Fund^  (cont’d)
#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2024
Investments in Securities:
Common Stocks(1)	$1,077	$—	$—	$—	$—	$—	$—	$—	$1,077	$—
Preferred Stocks(1)	3,243	—	—	(19)	—	—	—	—	3,224	(19)
Warrants(2)	—	—	—	—	—	—	—	—	—	—
Total	$4,320	$—	$—	$(19)	$—	$—	$—	$—	$4,301	$(19)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 8/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$1,077,381	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	12.5x	12.5x	Increase
			Discount Rate	4.0%	4.0%	Decrease
			Term (Years)	1.8	1.8	Decrease
			Expected Volatility	80.0%	80.0%	Decrease
Preferred Stocks	3,223,790	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	5.6x - 7.4x	6.5x	Increase
			Discount Rate	3.8% - 4.0%	3.9%	Decrease
			Term (Years)	2.3 - 3.4	2.9	Decrease
			Expected Volatility	60.0% - 65.0%	62.5%	Decrease
			Transaction Price	$1,150.00	$1,150.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At August 31, 2024, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Genesis Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 99.3%
Automobile Components 0.4%
1,033,892	Fox Factory Holding Corp.*	$41,851,948
Banks 6.7%
862,149	Bank of Hawaii Corp.	57,220,829
1,926,808	Community Financial System, Inc.	117,843,577
875,267	Cullen/Frost Bankers, Inc.	98,231,216
2,176,662	First Financial Bankshares, Inc.	79,600,529
1,889,466	Glacier Bancorp, Inc.	89,371,742
716,964	Lakeland Financial Corp.	48,861,097
1,228,735	Prosperity Bancshares, Inc.	90,410,321
820,802	Stock Yards Bancorp, Inc.	49,740,601
2,385,099	United Community Banks, Inc.	72,673,967
		703,953,879
Building Products 3.5%
352,484	Armstrong World Industries, Inc.	44,680,872
593,850	CSW Industrials, Inc.	200,501,575
4,725,315	Hayward Holdings, Inc.*	70,123,675
294,867	Simpson Manufacturing Co., Inc.	53,978,353
		369,284,475
Capital Markets 1.5%
438,872	Hamilton Lane, Inc. Class A	67,077,196
605,690	Houlihan Lokey, Inc.	94,863,168
		161,940,364
Chemicals 1.0%
3,751,319	Element Solutions, Inc.	100,310,270
Commercial Services & Supplies 3.3%
447,401	Casella Waste Systems, Inc. Class A*	48,256,672
1,763,119	Rollins, Inc.	88,473,312
873,126	Tetra Tech, Inc.	207,576,975
		344,306,959
Construction & Engineering 2.7%
1,191,313	Arcosa, Inc.	108,993,226
626,222	Valmont Industries, Inc.	178,949,199
		287,942,425
Construction Materials 1.9%
771,030	Eagle Materials, Inc.	198,732,983
Consumer Staples Distribution & Retail 0.2%
1,318,656	Grocery Outlet Holding Corp.*	24,975,345
Number of Shares		Value
Containers & Packaging 1.1%
738,249	AptarGroup, Inc.	$113,092,364
Distributors 1.3%
396,029	Pool Corp.	139,251,717
Diversified Consumer Services 0.9%
703,989	Bright Horizons Family Solutions, Inc.*	99,065,332
Electric Utilities 0.5%
465,348	IDACORP, Inc.	47,423,615
Electronic Equipment, Instruments & Components 3.7%
581,435	Advanced Energy Industries, Inc.	61,684,439
644,950	Littelfuse, Inc.	175,555,390
572,520	Novanta, Inc.*	104,931,466
471,202	Rogers Corp.*	50,541,126
		392,712,421
Energy Equipment & Services 3.0%
1,139,412	Cactus, Inc. Class A	67,817,802
3,108,363	Oceaneering International, Inc.*	83,894,718
1,426,376	Tidewater, Inc.*	126,519,551
8,250,157	Transocean Ltd.*	39,105,744
		317,337,815
Financial Services 1.3%
410,829	Jack Henry & Associates, Inc.	71,085,742
764,345	Shift4 Payments, Inc. Class A*	63,517,069
		134,602,811
Food Products 0.4%
2,568,420	Utz Brands, Inc.	43,380,614
Gas Utilities 0.1%
52,954	Chesapeake Utilities Corp.	6,270,813
Health Care Equipment & Supplies 2.6%
1,990,491	Haemonetics Corp.*	150,441,310
356,938	UFP Technologies, Inc.*	121,797,954
		272,239,264
Health Care Providers & Services 2.2%
303,956	Chemed Corp.	178,169,889
184,180	CorVel Corp.*	59,072,051
		237,241,940
Hotels, Restaurants & Leisure 1.5%
964,724	Texas Roadhouse, Inc.	162,797,175
Household Durables 0.6%
295,504	Installed Building Products, Inc.	65,693,494
See Notes to Financial Statements

Schedule of Investments Genesis Fund^  (cont’d)
Number of Shares		Value
Household Products 1.2%
408,202	Church & Dwight Co., Inc.	$41,587,620
339,316	WD-40 Co.	89,185,817
		130,773,437
Insurance 3.0%
1,190,410	AMERISAFE, Inc.(a)	59,663,349
2,776,747	Hagerty, Inc. Class A*	33,154,359
802,975	RLI Corp.	123,738,447
799,735	Stewart Information Services Corp.	59,108,414
21,094	White Mountains Insurance Group Ltd.	38,902,399
		314,566,968
Life Sciences Tools & Services 3.7%
2,202,329	Bio-Techne Corp.	162,950,323
327,074	ICON PLC*	105,337,452
2,511,650	Stevanato Group SpA(a)	54,954,902
227,840	West Pharmaceutical Services, Inc.	71,457,459
		394,700,136
Machinery 14.3%
459,597	Crane Co.	72,790,973
1,181,470	Enerpac Tool Group Corp.	48,723,823
286,750	Enpro, Inc.	46,118,003
1,164,170	Esab Corp.	122,202,925
618,876	ESCO Technologies, Inc.	74,209,421
813,888	Federal Signal Corp.	76,904,277
1,058,907	Graco, Inc.	88,259,899
5,224,836	Hillman Solutions Corp.*	51,987,118
536,479	Kadant, Inc.	172,279,501
513,197	Lindsay Corp.	63,662,088
331,405	Nordson Corp.	85,025,267
255,236	Omega Flex, Inc.	12,047,139
688,571	RBC Bearings, Inc.*	205,090,872
997,830	SPX Technologies, Inc.*	162,785,986
588,573	Standex International Corp.	105,148,567
1,281,494	Toro Co.	118,666,344
		1,505,902,203
Marine Transportation 2.1%
1,881,269	Kirby Corp.*	225,601,778
Media 1.7%
901,215	Nexstar Media Group, Inc. Class A	153,999,619
930,746	TechTarget, Inc.*	24,804,381
		178,804,000
Oil, Gas & Consumable Fuels 3.3%
4,062,955	CNX Resources Corp.*	112,421,965
709,985	Matador Resources Co.	40,270,349
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
4,039,047	Sitio Royalties Corp. Class A(a)	$89,788,015
48,143	Texas Pacific Land Corp.	41,830,971
1,246,771	Viper Energy, Inc.	59,346,300
		343,657,600
Pharmaceuticals 0.5%
1,065,906	Amphastar Pharmaceuticals, Inc.*	51,952,258
Professional Services 3.5%
602,307	CBIZ, Inc.*	44,329,795
414,541	CRA International, Inc.(a)	69,891,613
1,537,335	Exponent, Inc.	166,447,260
410,757	FTI Consulting, Inc.*	93,779,931
		374,448,599
Real Estate Management & Development 2.0%
213,873	Colliers International Group, Inc.	30,853,319
980,586	FirstService Corp.	176,554,509
		207,407,828
Semiconductors & Semiconductor Equipment 3.4%
2,824,174	Lattice Semiconductor Corp.*	133,752,881
677,433	MKS Instruments, Inc.	80,770,337
2,165,435	Power Integrations, Inc.	145,300,688
		359,823,906
Software 12.8%
537,436	Aspen Technology, Inc.*	125,835,265
966,844	CommVault Systems, Inc.*	150,247,557
2,895,739	Computer Modelling Group Ltd.	26,901,415
135,271	Fair Isaac Corp.*	234,055,353
880,583	Manhattan Associates, Inc.*	232,852,563
1,173,099	Qualys, Inc.*	146,836,802
1,031,870	SPS Commerce, Inc.*	206,105,714
227,878	Tyler Technologies, Inc.*	133,962,640
2,296,940	Vertex, Inc. Class A*	88,868,609
		1,345,665,918
Specialty Retail 4.4%
685,335	Asbury Automotive Group, Inc.*	168,345,690
924,737	Floor & Decor Holdings, Inc. Class A*	103,977,428
332,674	Tractor Supply Co.	89,006,929
585,346	Valvoline, Inc.*	24,701,601
211,227	Winmark Corp.(a)	76,168,456
		462,200,104
See Notes to Financial Statements

Schedule of Investments Genesis Fund^  (cont’d)
Number of Shares		Value
Trading Companies & Distributors 2.8%
1,403,521	Richelieu Hardware Ltd.	$40,970,960
387,883	SiteOne Landscape Supply, Inc.*	55,025,082
505,471	Transcat, Inc.*(a)	62,405,450
286,757	Watsco, Inc.	136,330,013
		294,731,505
Water Utilities 0.2%
304,836	American States Water Co.	24,819,747

Total Common Stocks (Cost $5,341,639,375)		10,479,464,010

Short-Term Investments 0.7%
Investment Companies 0.7%
6,175,701	State Street Institutional Treasury Money Market Fund Premier Class, 5.19%(b)	6,175,701
Number of Shares		Value
Investment Companies – cont'd
71,168,116	State Street Institutional Treasury Plus Money Market Fund Premier Class, 5.23%(b)	$71,168,116
Total Short-Term Investments (Cost $77,343,817)		77,343,817
Total Investments 100.0% (Cost $5,418,983,192)		10,556,807,827
Liabilities Less Other Assets (0.0)%(c)		(678,441)
Net Assets 100.0%		$10,556,129,386

*	Non-income producing security.
(a)	Affiliated company (see Note F of the Notes to Financial Statements).
(b)	Represents 7-day effective yield as of August 31, 2024.
(c)	Represents less than 0.05% of net assets of the Fund.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Trading Companies & Distributors	$253,760,545	$40,970,960	$—	$294,731,505
Other Common Stocks#	10,184,732,505	—	—	10,184,732,505
Total Common Stocks	10,438,493,050	40,970,960	—	10,479,464,010
Short-Term Investments	—	77,343,817	—	77,343,817
Total Investments	$10,438,493,050	$118,314,777	$—	$10,556,807,827

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments International Equity Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 98.4%
Austria 0.9%
139,409	BAWAG Group AG*(a)	$10,667,017
Belgium 1.2%
627,391	Azelis Group NV	13,110,993
Canada 1.8%
120,678	Kinaxis, Inc.*	13,192,062
445,539	Softchoice Corp.(b)	6,780,696
		19,972,758
Denmark 3.9%
85,366	DSV AS	15,255,440
205,807	Novo Nordisk AS Class B	28,588,680
		43,844,120
France 3.0%
210,841	Accor SA	8,890,069
170,396	Bureau Veritas SA	5,609,580
231,579	Exosens SAS*	5,183,745
64,458	Safran SA	14,125,054
		33,808,448
Germany 8.7%
36,537	adidas AG	9,374,053
66,162	Deutsche Boerse AG	14,874,622
383,736	Deutsche Telekom AG	10,918,439
87,976	Merck KGaA	17,169,257
39,784	MTU Aero Engines AG	11,911,539
74,407	SAP SE ADR	16,347,962
128,476	Symrise AG	16,953,475
		97,549,347
Ireland 2.0%
1,102,959	Bank of Ireland Group PLC	12,670,259
95,504	Kerry Group PLC Class A	9,590,856
		22,261,115
Italy 4.6%
619,582	Davide Campari-Milano NV	5,728,512
339,809	Intercos SpA	6,010,069
112,811	Interpump Group SpA	4,980,753
426,556	Leonardo SpA	10,881,564
1,028,660	Nexi SpA*(a)	7,197,992
398,960	UniCredit SpA	16,582,821
		51,381,711
Japan 21.7%
300,900	Azbil Corp.	9,931,819
440,200	Daiei Kankyo Co. Ltd.	9,166,842
369,700	Daifuku Co. Ltd.	7,137,582
238,700	Dexerials Corp.	10,730,972
727,500	Ebara Corp.	9,951,948
327,600	Fuji Corp.	5,531,292
Number of Shares		Value
Japan – cont'd
720,800	Fujitsu Ltd.	$13,323,887
925,400	Hitachi Ltd.	22,829,629
95,600	Hoshizaki Corp.	3,092,229
387,200	Kokusai Electric Corp.	10,624,935
56,600	Lasertec Corp.	11,037,975
779,200	Mitsubishi UFJ Financial Group, Inc.	8,220,734
363,800	Nakanishi, Inc.	6,513,108
457,200	Nexon Co. Ltd.	9,034,746
302,700	NS Solutions Corp.(b)	7,710,968
200,500	Oracle Corp. Japan	18,157,431
609,500	Renesas Electronics Corp.	10,611,073
2,451,200	Resona Holdings, Inc.	17,431,796
25,575	SMC Corp.	11,860,866
173,000	Sony Group Corp.	16,849,177
512,600	Terumo Corp.	9,531,518
49,700	Tokyo Electron Ltd.	8,945,021
91,800	Visional, Inc.*	5,626,783
		243,852,331
Luxembourg 0.5%
266,794	CVC Capital Partners PLC*(a)	5,644,655
Netherlands 8.5%
107,622	Aalberts NV	4,207,218
6,700	Adyen NV*(a)	9,887,883
19,279	ASM International NV	13,126,650
37,366	ASML Holding NV	33,697,924
147,934	Heineken NV	13,347,208
737,889	ING Groep NV	13,416,391
319,348	Universal Music Group NV	8,355,274
		96,038,548
Spain 1.6%
256,650	Fluidra SA	6,355,886
415,583	Puig Brands SA Class B*	11,634,577
		17,990,463
Sweden 1.9%
125,885	Autoliv, Inc.	12,899,436
425,853	Epiroc AB Class A	8,213,046
		21,112,482
Switzerland 8.9%
126,368	Alcon, Inc.	12,343,626
72,294	DSM-Firmenich AG	9,869,666
154,148	Galderma Group AG*	14,924,276
175,800	Julius Baer Group Ltd.	10,287,539
19,072	Lonza Group AG	12,545,603
6,746	Partners Group Holding AG	9,759,657
240,626	Sandoz Group AG	10,524,689
42,533	Sonova Holding AG	14,871,242
See Notes to Financial Statements

Schedule of Investments International Equity Fund^  (cont’d)
Number of Shares		Value
Switzerland – cont'd
80,126	Temenos AG	$5,579,944
		100,706,242
United Kingdom 21.6%
194,632	Ashtead Group PLC	13,858,584
151,471	AstraZeneca PLC	26,547,628
965,530	BAE Systems PLC	17,360,002
4,408,096	Barclays PLC	13,328,209
334,454	Chemring Group PLC	1,787,446
184,361	Coca-Cola Europacific Partners PLC	14,839,217
405,057	Compass Group PLC	12,801,933
3,580,611	ConvaTec Group PLC(a)	11,274,833
411,777	Experian PLC	20,007,484
3,093,758	GlobalData PLC	9,254,324
492,440	Hiscox Ltd.	7,630,313
398,429	Intermediate Capital Group PLC	11,180,479
15,670,029	Lloyds Banking Group PLC	12,105,588
154,292	London Stock Exchange Group PLC	20,826,709
280,721	RELX PLC	13,104,090
2,483,434	Rentokil Initial PLC	15,855,465
332,310	Unilever PLC	21,471,488
		243,233,792
United States 7.6%
39,687	Aon PLC Class A	13,641,215
1,472,385	BP PLC	8,335,573
Number of Shares		Value
United States – cont'd
3,010,651	Haleon PLC	$15,163,881
40,328	ICON PLC*	12,988,036
351,776	Schlumberger NV	15,474,626
300,915	Shell PLC	10,662,479
185,005	Smurfit WestRock PLC	8,772,937
		85,038,747
Total Common Stocks (Cost $915,777,650)		1,106,212,769

Short-Term Investments 0.4%
Investment Companies 0.4%
4,058,779	State Street Institutional Treasury Money Market Fund Premier Class, 5.19%(c)	4,058,779
82,688	State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%(c)(d)	82,688
Total Short-Term Investments (Cost $4,141,467)		4,141,467
Total Investments 98.8% (Cost $919,919,117)		1,110,354,236
Other Assets Less Liabilities 1.2%		13,650,083
Net Assets 100.0%		$1,124,004,319

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at August 31, 2024 amounted to $44,672,380, which represents 4.0% of net assets of the
Fund.

(b)
All or a portion of this security is on loan at August 31, 2024. Total value of all such securities at August 31,
2024 amounted to $9,154,743, collateralized by cash collateral of $82,688 and non-cash (U.S. Treasury
Securities) collateral of $9,611,482 for the Fund (see Note A of the Notes to Financial Statements).

(c)	Represents 7-day effective yield as of August 31, 2024.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements

Schedule of Investments International Equity Fund^  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$104,422,815	9.3%
Pharmaceuticals	97,754,530	8.7%
Semiconductors & Semiconductor Equipment	88,043,578	7.8%
Capital Markets	72,573,661	6.5%
Machinery	61,330,820	5.5%
Aerospace & Defense	61,249,350	5.4%
Health Care Equipment & Supplies	54,534,327	4.9%
Personal Care Products	54,280,015	4.8%
Professional Services	53,602,261	4.8%
Software	53,277,399	4.7%
Beverages	33,914,937	3.0%
Electronic Equipment, Instruments & Components	27,443,487	2.4%
Trading Companies & Distributors	26,969,577	2.4%
Chemicals	26,823,141	2.4%
Life Sciences Tools & Services	25,533,639	2.3%
Commercial Services & Supplies	25,022,307	2.2%
Industrial Conglomerates	22,829,629	2.0%
Hotels, Restaurants & Leisure	21,692,002	1.9%
Insurance	21,271,528	1.9%
IT Services	21,034,855	1.9%
Oil, Gas & Consumable Fuels	18,998,052	1.7%
Entertainment	17,390,020	1.5%
Financial Services	17,085,875	1.5%
Household Durables	16,849,177	1.5%
Energy Equipment & Services	15,474,626	1.4%
Air Freight & Logistics	15,255,440	1.4%
Automobile Components	12,899,436	1.1%
Diversified Telecommunication Services	10,918,439	1.0%
Food Products	9,590,856	0.9%
Textiles, Apparel & Luxury Goods	9,374,053	0.8%
Containers & Packaging	8,772,937	0.8%
Short-Term Investments and Other Assets—Net	17,791,550	1.6%
	$1,124,004,319	100.0%
See Notes to Financial Statements

Schedule of Investments International Equity Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$10,667,017	$—	$10,667,017
Belgium	—	13,110,993	—	13,110,993
Denmark	—	43,844,120	—	43,844,120
France	5,183,745	28,624,703	—	33,808,448
Germany	16,347,962	81,201,385	—	97,549,347
Ireland	—	22,261,115	—	22,261,115
Italy	—	51,381,711	—	51,381,711
Japan	—	243,852,331	—	243,852,331
Netherlands	—	96,038,548	—	96,038,548
Spain	—	17,990,463	—	17,990,463
Sweden	12,899,436	8,213,046	—	21,112,482
Switzerland	27,267,902	73,438,340	—	100,706,242
United Kingdom	14,839,217	228,394,575	—	243,233,792
United States	50,876,814	34,161,933	—	85,038,747
Other Common Stocks#	25,617,413	—	—	25,617,413
Total Common Stocks	153,032,489	953,180,280	—	1,106,212,769
Short-Term Investments	—	4,141,467	—	4,141,467
Total Investments	$153,032,489	$957,321,747	$—	$1,110,354,236

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments International Select Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 99.3%
Austria 1.0%
21,641	BAWAG Group AG*(a)	$1,655,883
Belgium 0.8%
17,614	KBC Group NV	1,371,550
Canada 1.9%
21,065	Alimentation Couche-Tard, Inc.	1,202,486
18,707	Kinaxis, Inc.*	2,044,979
		3,247,465
Denmark 4.1%
14,943	DSV AS	2,670,408
31,928	Novo Nordisk AS Class B	4,435,123
		7,105,531
France 3.1%
32,703	Accor SA	1,378,915
39,469	Bureau Veritas SA	1,299,353
11,820	Safran SA	2,590,185
		5,268,453
Germany 9.5%
7,194	adidas AG	1,845,716
10,378	Deutsche Boerse AG	2,333,195
59,475	Deutsche Telekom AG	1,692,242
13,632	Merck KGaA	2,660,399
6,139	MTU Aero Engines AG	1,838,049
13,139	SAP SE ADR	2,886,770
23,721	Symrise AG	3,130,183
		16,386,554
Ireland 2.5%
173,882	Bank of Ireland Group PLC	1,997,472
23,201	Kerry Group PLC Class A	2,329,928
		4,327,400
Italy 3.9%
143,514	Davide Campari-Milano NV	1,326,897
66,336	Leonardo SpA	1,692,250
160,774	Nexi SpA*(a)	1,125,007
61,776	UniCredit SpA	2,567,727
		6,711,881
Japan 20.2%
41,300	Bridgestone Corp.	1,614,437
135,400	Ebara Corp.	1,852,225
112,200	Fujitsu Ltd.	2,074,001
143,200	Hitachi Ltd.	3,532,746
19,400	Hoshizaki Corp.	627,502
2,100	Keyence Corp.	1,008,881
60,200	Kokusai Electric Corp.	1,651,914
11,700	Lasertec Corp.	2,281,701
Number of Shares		Value
Japan – cont'd
120,300	Mitsubishi UFJ Financial Group, Inc.	$1,269,192
71,100	Nexon Co. Ltd.	1,405,010
60,700	Nomura Research Institute Ltd.	2,041,781
31,000	Oracle Corp. Japan	2,807,383
112,600	Renesas Electronics Corp.	1,960,306
378,300	Resona Holdings, Inc.	2,690,294
4,600	SMC Corp.	2,133,333
26,800	Sony Group Corp.	2,610,162
105,900	Terumo Corp.	1,969,153
7,700	Tokyo Electron Ltd.	1,385,848
		34,915,869
Luxembourg 0.5%
41,198	CVC Capital Partners PLC*(a)	871,641
Netherlands 10.1%
25,055	Aalberts NV	979,464
1,037	Adyen NV*(a)	1,530,408
3,002	ASM International NV	2,043,996
5,792	ASML Holding NV	5,223,422
23,197	Heineken NV	2,092,928
13,503	IMCD NV	2,211,215
115,084	ING Groep NV	2,092,472
49,495	Universal Music Group NV	1,294,964
		17,468,869
Spain 1.0%
64,357	Puig Brands SA Class B*	1,801,726
Sweden 1.9%
19,628	Autoliv, Inc.	2,011,281
66,002	Epiroc AB Class A	1,272,922
		3,284,203
Switzerland 9.4%
19,602	Alcon, Inc.	1,914,723
12,449	DSM-Firmenich AG	1,699,553
23,871	Galderma Group AG*	2,311,139
27,350	Julius Baer Group Ltd.	1,600,479
2,967	Lonza Group AG	1,951,699
10,916	Novartis AG	1,318,851
1,078	Partners Group Holding AG	1,559,577
37,433	Sandoz Group AG	1,637,274
6,588	Sonova Holding AG	2,303,429
		16,296,724
United Kingdom 21.0%
30,278	Ashtead Group PLC	2,155,916
23,499	AstraZeneca PLC	4,118,562
165,234	BAE Systems PLC	2,970,868
679,524	Barclays PLC	2,054,592
28,469	Coca-Cola Europacific Partners PLC	2,291,470
See Notes to Financial Statements

Schedule of Investments International Select Fund^  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
73,986	Compass Group PLC	$2,338,347
553,230	ConvaTec Group PLC(a)	1,742,042
73,852	Experian PLC	3,588,332
61,525	Intermediate Capital Group PLC	1,726,478
2,429,074	Lloyds Banking Group PLC	1,876,536
23,913	London Stock Exchange Group PLC	3,227,835
52,210	RELX PLC	2,437,169
384,823	Rentokil Initial PLC	2,456,899
51,280	Unilever PLC	3,313,346
		36,298,392
United States 8.4%
7,699	Aon PLC Class A	2,646,300
Number of Shares		Value
United States – cont'd
272,839	BP PLC	$1,544,616
471,976	Haleon PLC	2,377,223
6,270	ICON PLC*	2,019,316
54,308	Schlumberger NV	2,389,009
58,341	Shell PLC	2,067,227
28,674	Smurfit WestRock PLC	1,359,721
		14,403,412
Total Investments 99.3% (Cost $142,865,239)		171,415,553
Other Assets Less Liabilities 0.7%		1,188,268
Net Assets 100.0%		$172,603,821

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at August 31, 2024 amounted to $6,924,981, which represents 4.0% of net assets of the
Fund.

See Notes to Financial Statements

Schedule of Investments International Select Fund^  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$17,575,718	10.2%
Pharmaceuticals	16,481,348	9.5%
Semiconductors & Semiconductor Equipment	14,547,187	8.4%
Capital Markets	11,319,205	6.6%
Aerospace & Defense	9,091,352	5.3%
Health Care Equipment & Supplies	7,929,347	4.6%
Software	7,739,132	4.5%
Personal Care Products	7,492,295	4.3%
Professional Services	7,324,854	4.2%
Machinery	6,865,446	4.0%
Beverages	5,711,295	3.3%
Chemicals	4,829,736	2.8%
Trading Companies & Distributors	4,367,131	2.5%
IT Services	4,115,782	2.4%
Life Sciences Tools & Services	3,971,015	2.3%
Hotels, Restaurants & Leisure	3,717,262	2.2%
Automobile Components	3,625,718	2.1%
Oil, Gas & Consumable Fuels	3,611,843	2.1%
Industrial Conglomerates	3,532,746	2.0%
Entertainment	2,699,974	1.6%
Air Freight & Logistics	2,670,408	1.5%
Financial Services	2,655,415	1.5%
Insurance	2,646,300	1.5%
Household Durables	2,610,162	1.5%
Commercial Services & Supplies	2,456,899	1.4%
Energy Equipment & Services	2,389,009	1.4%
Food Products	2,329,928	1.4%
Textiles, Apparel & Luxury Goods	1,845,716	1.1%
Diversified Telecommunication Services	1,692,242	1.0%
Containers & Packaging	1,359,721	0.8%
Consumer Staples Distribution & Retail	1,202,486	0.7%
Electronic Equipment, Instruments & Components	1,008,881	0.6%
Short-Term Investments and Other Assets—Net	1,188,268	0.7%
	$172,603,821	100.0%
See Notes to Financial Statements

Schedule of Investments International Select Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$1,655,883	$—	$1,655,883
Belgium	—	1,371,550	—	1,371,550
Denmark	—	7,105,531	—	7,105,531
France	—	5,268,453	—	5,268,453
Germany	2,886,770	13,499,784	—	16,386,554
Ireland	—	4,327,400	—	4,327,400
Italy	—	6,711,881	—	6,711,881
Japan	—	34,915,869	—	34,915,869
Netherlands	—	17,468,869	—	17,468,869
Spain	—	1,801,726	—	1,801,726
Sweden	2,011,281	1,272,922	—	3,284,203
Switzerland	4,225,862	12,070,862	—	16,296,724
United Kingdom	2,291,470	34,006,922	—	36,298,392
United States	8,414,346	5,989,066	—	14,403,412
Other Common Stocks#	4,119,106	—	—	4,119,106
Total Investments	$23,948,835	$147,466,718	$—	$171,415,553

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments International Small Cap Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 95.0%
Australia 3.3%
2,449	ARB Corp. Ltd.	$70,508
15,189	Steadfast Group Ltd.	66,428
		136,936
Belgium 1.3%
1,240	Shurgard Self Storage Ltd.	54,593
Canada 7.7%
534	Colliers International Group, Inc.	77,050
601	Descartes Systems Group, Inc.*	60,602
535	Kinaxis, Inc.*	58,484
4,181	Softchoice Corp.(a)	63,631
3,929	Triple Flag Precious Metals Corp.	64,519
		324,286
Finland 1.8%
3,118	Kemira OYJ	76,446
France 8.4%
2,573	Exclusive Networks SA*	66,604
1,767	Exosens SAS*	39,553
1,321	Interparfums SA	66,181
1,773	Lectra	55,349
2,472	Tikehau Capital SCA	60,734
167	Virbac SACA	63,807
		352,228
Germany 2.4%
1,736	Jenoptik AG	54,150
876	Nexus AG	46,480
		100,630
Ireland 1.2%
18,213	Uniphar PLC	51,322
Italy 2.8%
2,828	Carel Industries SpA(a)(b)	56,219
3,523	Intercos SpA	62,310
		118,529
Japan 30.2%
3,400	As One Corp.	68,777
2,100	Azbil Corp.	69,315
3,800	Daiei Kankyo Co. Ltd.	79,132
1,100	Dexerials Corp.	49,452
3,100	Fuji Corp.	52,341
3,000	Idec Corp.	55,379
2,400	Kokusai Electric Corp.	65,857
7,400	Konishi Co. Ltd.	65,070
3,400	Nakanishi, Inc.	60,870
2,500	Nichias Corp.	97,558
3,400	NS Solutions Corp.(a)	86,611
2,300	Riken Keiki Co. Ltd.	65,752
Number of Shares		Value
Japan – cont'd
1,600	SHO-BOND Holdings Co. Ltd.	$61,654
4,600	Shoei Co. Ltd.	73,864
3,200	Simplex Holdings, Inc.	55,103
4,700	Sun Frontier Fudousan Co. Ltd.	59,359
2,900	T Hasegawa Co. Ltd.	61,624
1,000	Ulvac, Inc.	56,637
5,300	YAMABIKO Corp.	84,815
		1,269,170
Jersey 1.8%
5,361	JTC PLC(b)	76,675
Netherlands 1.9%
3,207	Fugro NV	80,172
Norway 4.5%
13,987	Aker Solutions ASA	58,656
3,150	Borregaard ASA	58,571
17,518	Elopak ASA	70,613
		187,840
Spain 1.1%
1,559	Befesa SA(b)	46,847
Sweden 6.6%
3,095	Biotage AB	59,439
4,933	Sweco AB Class B	81,104
2,037	Thule Group AB(b)	61,425
1,488	Xvivo Perfusion AB*	77,316
		279,284
Switzerland 13.4%
1,993	Accelleron Industries AG	104,340
117	Belimo Holding AG	78,691
95	Burckhardt Compression Holding AG	67,483
39	Inficon Holding AG	55,912
20	Interroll Holding AG	59,492
229	Kardex Holding AG	74,145
134	Tecan Group AG	45,058
530	VZ Holding AG	79,564
		564,685
United Kingdom 6.6%
57,586	Coats Group PLC	74,697
1,567	Diploma PLC	92,291
495	Games Workshop Group PLC	68,084
14,755	GlobalData PLC	44,136
		279,208
Total Common Stocks (Cost $3,135,618)		3,998,851

See Notes to Financial Statements

Schedule of Investments International Small Cap Fund^  (cont’d)
Number of Shares		Value

Short-Term Investments 5.4%
Investment Companies 5.4%
173,170	State Street Institutional Treasury Money Market Fund Premier Class, 5.19%(c)	$173,170
56,077	State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%(c)(d)	56,077
Total Short-Term Investments (Cost $229,247)		229,247
Total Investments 100.4% (Cost $3,364,865)		4,228,098
Liabilities Less Other Assets (0.4)%		(17,133)
Net Assets 100.0%		$4,210,965

*	Non-income producing security.
(a)
All or a portion of this security is on loan at August 31, 2024. Total value of all such securities at August 31,
2024 amounted to $196,424, collateralized by cash collateral of $56,077 and non-cash (U.S. Treasury
Securities) collateral of $147,466 for the Fund (see Note A of the Notes to Financial Statements).

(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at August 31, 2024 amounted to $241,166, which represents 5.7% of net assets of the
Fund.

(c)	Represents 7-day effective yield as of August 31, 2024.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements

Schedule of Investments International Small Cap Fund^  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Electronic Equipment, Instruments & Components	$358,212	8.5%
Machinery	338,276	8.0%
Chemicals	261,711	6.2%
Building Products	232,468	5.5%
Construction & Engineering	222,930	5.3%
Capital Markets	216,973	5.2%
IT Services	208,318	4.9%
Software	174,435	4.1%
Electrical Equipment	159,719	3.8%
Automobile Components	144,372	3.4%
Health Care Equipment & Supplies	138,186	3.3%
Real Estate Management & Development	136,409	3.2%
Leisure Products	129,509	3.1%
Personal Care Products	128,491	3.1%
Commercial Services & Supplies	125,979	3.0%
Semiconductors & Semiconductor Equipment	122,494	2.9%
Health Care Providers & Services	120,099	2.9%
Life Sciences Tools & Services	104,497	2.5%
Trading Companies & Distributors	92,291	2.2%
Textiles, Apparel & Luxury Goods	74,697	1.8%
Containers & Packaging	70,613	1.7%
Insurance	66,428	1.6%
Metals & Mining	64,519	1.5%
Pharmaceuticals	63,807	1.5%
Energy Equipment & Services	58,656	1.4%
Specialized REITs	54,593	1.3%
Health Care Technology	46,480	1.1%
Professional Services	44,136	1.1%
Aerospace & Defense	39,553	0.9%
Short-Term Investments and Other Liabilities—Net	212,114	5.0%
	$4,210,965	100.0%
See Notes to Financial Statements

Schedule of Investments International Small Cap Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$136,936	$—	$136,936
Belgium	—	54,593	—	54,593
France	39,553	312,675	—	352,228
Germany	46,480	54,150	—	100,630
Ireland	—	51,322	—	51,322
Italy	—	118,529	—	118,529
Japan	—	1,269,170	—	1,269,170
Jersey	—	76,675	—	76,675
Netherlands	—	80,172	—	80,172
Norway	129,184	58,656	—	187,840
Spain	—	46,847	—	46,847
Sweden	59,439	219,845	—	279,284
Switzerland	—	564,685	—	564,685
United Kingdom	—	279,208	—	279,208
Other Common Stocks#	400,732	—	—	400,732
Total Common Stocks	675,388	3,323,463	—	3,998,851
Short-Term Investments	—	229,247	—	229,247
Total Investments	$675,388	$3,552,710	$—	$4,228,098

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 97.0%
Aerospace & Defense 1.0%
321,748	Mercury Systems, Inc.*	$12,194,249
Banks 3.6%
633,503	Banc of California, Inc.	9,008,412
1,294,271	Huntington Bancshares, Inc.	19,375,237
260,518	Texas Capital Bancshares, Inc.*	17,512,020
		45,895,669
Building Products 2.0%
1,300,267	Resideo Technologies, Inc.*	26,213,383
Commercial Services & Supplies 3.7%
53,781	Clean Harbors, Inc.*	13,224,748
1,433,267	Enviri Corp.*	17,127,541
981,177	OPENLANE, Inc.*	17,003,797
		47,356,086
Communications Equipment 6.2%
613,307	Ciena Corp.*	35,357,148
4,685,665	Ribbon Communications, Inc.*(a)	15,978,118
1,365,107	Viasat, Inc.*	21,432,180
725,583	Viavi Solutions, Inc.*	6,247,270
		79,014,716
Construction & Engineering 1.4%
197,391	Arcosa, Inc.	18,059,303
Consumer Finance 0.6%
129,388	Bread Financial Holdings, Inc.	7,526,500
Containers & Packaging 2.4%
139,128	Avery Dennison Corp.	30,865,547
Electric Utilities 1.3%
354,395	Portland General Electric Co.	17,049,943
Electrical Equipment 0.7%
1,904,658	Babcock & Wilcox Enterprises, Inc.*	2,247,496
524,950	Bloom Energy Corp. Class A*	6,252,155
		8,499,651
Electronic Equipment, Instruments & Components 4.6%
141,666	Coherent Corp.*	11,042,865
1,407,045	Innoviz Technologies Ltd.*	927,242
81,265	IPG Photonics Corp.*	5,556,088
108,858	Itron, Inc.*	11,127,465
327,713	nLight, Inc.*	3,912,893
96,184	OSI Systems, Inc.*	14,415,096
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
26,021	Teledyne Technologies, Inc.*	$11,261,889
		58,243,538
Energy Equipment & Services 3.0%
240,534	Dril-Quip, Inc.*	3,923,110
584,862	Patterson-UTI Energy, Inc.	5,386,579
802,187	TechnipFMC PLC	21,530,699
2,273,718	TETRA Technologies, Inc.*	7,230,423
		38,070,811
Entertainment 1.9%
1,987,638	Lions Gate Entertainment Corp. Class B*	13,754,455
1,557,632	Lionsgate Studios Corp.*	10,700,932
		24,455,387
Financial Services 0.3%
197,278	Cannae Holdings, Inc.	3,949,506
Food Products 1.5%
760,589	Hain Celestial Group, Inc.*	6,084,712
333,211	TreeHouse Foods, Inc.*	13,691,640
		19,776,352
Gas Utilities 2.6%
127,598	Atmos Energy Corp.	16,682,163
352,346	New Jersey Resources Corp.	16,317,143
		32,999,306
Health Care Equipment & Supplies 4.5%
1,580,013	Accuray, Inc.*	3,444,428
274,027	AtriCure, Inc.*	7,182,248
265,697	Avanos Medical, Inc.*	6,435,181
726,136	CytoSorbents Corp.*	762,443
229,185	Haemonetics Corp.*	17,321,802
265,117	Integra LifeSciences Holdings Corp.*	5,392,480
1,184,105	OraSure Technologies, Inc.*	5,304,790
20,856	QuidelOrtho Corp.*	881,166
314,977	Varex Imaging Corp.*	3,930,913
428,481	Zimvie, Inc.*	7,429,861
		58,085,312
Health Care Providers & Services 4.1%
318,517	Acadia Healthcare Co., Inc.*	26,096,098
48,018	Molina Healthcare, Inc.*	16,796,216
446,028	Patterson Cos., Inc.	10,031,170
		52,923,484
Hotels, Restaurants & Leisure 3.1%
1,497,445	International Game Technology PLC	33,527,794
116,288	United Parks & Resorts, Inc.*	5,723,695
		39,251,489
See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^  (cont’d)
Number of Shares		Value
Household Durables 1.4%
281,333	Tempur Sealy International, Inc.	$14,750,289
32,744	Whirlpool Corp.	3,283,896
		18,034,185
Independent Power and Renewable Electricity Producers 5.6%
440,849	Ormat Technologies, Inc.	32,856,476
461,744	Vistra Corp.	39,446,790
		72,303,266
IT Services 4.6%
1,467,391	Kyndryl Holdings, Inc.*	34,762,493
1,703,206	Unisys Corp.*	9,418,729
89,457	Wix.com Ltd.*	14,905,325
		59,086,547
Life Sciences Tools & Services 1.2%
65,223	Charles River Laboratories International, Inc.*	12,897,848
1,163,979	Standard BioTools, Inc.*	2,479,275
		15,377,123
Machinery 1.3%
152,032	Helios Technologies, Inc.	6,718,294
1,206,976	Markforged Holding Corp.*	302,951
1,420,581	Stratasys Ltd.*	9,759,391
		16,780,636
Media 3.9%
1,062,264	Criteo SA ADR*	50,383,181
Metals & Mining 1.2%
1,194,427	Cleveland-Cliffs, Inc.*	15,599,217
Multi-Utilities 1.3%
298,236	Northwestern Energy Group, Inc.	16,221,056
Oil, Gas & Consumable Fuels 2.9%
556,588	CNX Resources Corp.*	15,400,790
482,632	Devon Energy Corp.	21,612,261
		37,013,051
Pharmaceuticals 0.7%
1,056,854	Amneal Pharmaceuticals, Inc.*	9,152,356
Professional Services 4.9%
956,371	Alight, Inc. Class A*	7,134,528
4,047,641	Conduent, Inc.*	15,461,988
583,463	KBR, Inc.	40,468,994
		63,065,510
Semiconductors & Semiconductor Equipment 8.2%
227,572	CEVA, Inc.*	5,448,074
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
800,298	indie Semiconductor, Inc. Class A*	$3,321,237
217,055	MACOM Technology Solutions Holdings, Inc.*	23,708,917
380,950	Rambus, Inc.*	17,036,084
259,988	Semtech Corp.*	11,392,674
1,048,782	Veeco Instruments, Inc.*	37,221,273
666,033	Wolfspeed, Inc.*	6,493,822
		104,622,081
Software 6.3%
1,035,801	Adeia, Inc.	13,051,093
296,240	Box, Inc. Class A*	9,657,424
1,593,024	Cognyte Software Ltd.*	12,202,564
468,294	OneSpan, Inc.*	7,548,899
341,375	Radware Ltd.*	7,441,975
258,689	UiPath, Inc. Class A*	3,331,914
139,582	Varonis Systems, Inc.*	7,900,341
367,804	Verint Systems, Inc.*	11,604,216
829,133	Xperi, Inc.*	7,312,953
		80,051,379
Specialty Retail 1.6%
290,129	Caleres, Inc.	12,223,135
272,868	ODP Corp.*	8,417,978
		20,641,113
Technology Hardware, Storage & Peripherals 0.1%
371,913	Quantum Corp.*(b)	1,145,492
Textiles, Apparel & Luxury Goods 0.7%
1,142,995	Under Armour, Inc. Class C*	8,526,743
Trading Companies & Distributors 2.6%
342,924	AerCap Holdings NV	33,407,656

Total Common Stocks (Cost $943,143,211)		1,241,840,824
Principal Amount
Convertible Bonds 0.6%
Communications Equipment 0.6%
$7,500,000	Infinera Corp., 3.75%, due 8/1/2028 (Cost $7,500,000)	8,340,000
See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^  (cont’d)
Number of Shares		Value
Warrants 0.2%
Communications Equipment 0.2%
1,511,444	Ribbon Communications, Inc. Expires 3/31/2027 *#(a)(c)	$1,990,664
Health Care Equipment & Supplies 0.0%(d)
131,579	CytoSorbents Corp.*(c)	0

Total Warrants (Cost $2,464,258)		1,990,664

Short-Term Investments 2.3%
Investment Companies 2.3%
29,335,343	State Street Institutional Treasury Money Market Fund Premier Class, 5.19%(e) (Cost $29,335,343)	29,335,343
Total Investments 100.1% (Cost $982,442,812)		1,281,506,831
Liabilities Less Other Assets (0.1)%		(986,544)
Net Assets 100.0%		$1,280,520,287

*	Non-income producing security.
(a)	Security acquired via a PIPE transaction.
(b)	Affiliated company (see Note F of the Notes to Financial Statements).
(c)
Security fair valued as of August 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at August 31, 2024 amounted to $1,990,664, which represents
0.2% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets of the Fund.
(e)	Represents 7-day effective yield as of August 31, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at August 31, 2024 amounted to $1,990,664, which represents 0.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 8/31/2024	Fair Value Percentage of Net Assets as of 8/31/2024
Ribbon Communications, Inc. Expires 3/31/2027 (Warrants)	3/29/2023	$2,464,258	$1,990,664	0.2%
See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$1,108,051,609	86.5%
France	50,383,181	3.9%
Israel	35,477,106	2.8%
Netherlands	33,407,656	2.6%
United Kingdom	21,530,699	1.7%
China	3,321,237	0.3%
Short-Term Investments and Other Liabilities—Net	28,348,799	2.2%
	$1,280,520,287	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$1,241,840,824	$—	$—	$1,241,840,824
Convertible Bonds#	—	8,340,000	—	8,340,000
Warrants#	—	1,990,664	—	1,990,664
Short-Term Investments	—	29,335,343	—	29,335,343
Total Investments	$1,241,840,824	$39,666,007	$—	$1,281,506,831

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2024
Investments in Securities:
Preferred Stocks(1)	$14,928	$—	$5,634	$(793)	$—	$(19,769)	$—	$—	$—	$—
Warrants(2)	2,110	—	—	(119)	—	—	—	1,991	—	—
Escrow Units(1)	—	—	147	—	—	(147)	—	—	—	—
Total	$17,038	$—	$5,781	$(912)	$—	$(19,916)	$—	$1,991	$—	$—
(1) At the beginning of the year, these investments were valued in accordance with procedures approved by the valuation designee. The Fund no longer held these investments at August 31, 2024 and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(2) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 99.0%
Application Software 0.2%
4,688	Canva, Inc.*#(a)(b)	$5,000,507
Beverages 1.1%
724,557	Keurig Dr Pepper, Inc.	26,526,032
Biotechnology 1.8%
233,978	AbbVie, Inc.	45,932,221
Broadline Retail 7.1%
1,001,535	Amazon.com, Inc.*	178,773,998
Capital Markets 3.5%
703,116	Brookfield Asset Management Ltd. Class A	28,659,008
82,752	CME Group, Inc.	17,852,917
82,559	S&P Global, Inc.	42,372,581
		88,884,506
Commercial Services & Supplies 0.6%
74,631	Waste Management, Inc.	15,824,757
Consumer Staples Distribution & Retail 2.3%
35,064	Costco Wholesale Corp.	31,290,412
343,765	Walmart, Inc.	26,548,971
		57,839,383
Containers & Packaging 0.9%
99,072	Avery Dennison Corp.	21,979,123
Electric Utilities 2.0%
44,901	Constellation Energy Corp.	8,832,027
509,175	NextEra Energy, Inc.	40,993,679
		49,825,706
Electronic Equipment, Instruments & Components 2.8%
241,361	Amphenol Corp. Class A	16,279,800
130,727	CDW Corp.	29,497,240
158,875	TE Connectivity Ltd.	24,403,200
		70,180,240
Entertainment 2.4%
85,144	Netflix, Inc.*	59,715,744
Financial Services 4.1%
101,502	MasterCard, Inc. Class A	49,059,977
196,095	Visa, Inc. Class A	54,194,775
		103,254,752
Ground Transportation 1.6%
261,794	Uber Technologies, Inc.*	19,144,995
86,713	Union Pacific Corp.	22,206,332
		41,351,327
Health Care Equipment & Supplies 1.3%
391,273	Boston Scientific Corp.*	32,002,219
Number of Shares		Value
Health Care Providers & Services 1.5%
64,487	UnitedHealth Group, Inc.	$38,060,227
Health Care Technology 1.1%
1,024,142	Waystar Holding Corp.*	27,877,145
Hotels, Restaurants & Leisure 2.2%
155,478	Chipotle Mexican Grill, Inc.*	8,719,206
118,591	McDonald's Corp.	34,232,478
373,610	Sweetgreen, Inc. Class A*	11,809,812
		54,761,496
Interactive Media & Services 10.1%
587,475	Alphabet, Inc. Class A	95,981,666
616,672	Match Group, Inc.*	22,946,365
259,197	Meta Platforms, Inc. Class A	135,121,988
		254,050,019
IT Services 0.7%
219,178	Okta, Inc.*	17,255,884
Life Sciences Tools & Services 1.7%
68,952	Thermo Fisher Scientific, Inc.	42,410,307
Pharmaceuticals 1.4%
25,892	Eli Lilly & Co.	24,856,838
68,548	Novo Nordisk AS ADR	9,539,140
		34,395,978
Professional Services 1.5%
125,500	Equifax, Inc.	38,544,815
Semiconductors & Semiconductor Equipment 12.7%
156,137	Advanced Micro Devices, Inc.*	23,195,713
121,635	Analog Devices, Inc.	28,564,763
11,772	ASML Holding NV	10,640,357
519,778	Broadcom, Inc.	84,630,254
1,429,210	NVIDIA Corp.	170,604,798
		317,635,885
Software 19.8%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	1,077,381
106,995	Grammarly, Inc.*#(a)(b)	1,471,181
76,073	Intuit, Inc.	47,945,769
669,232	Microsoft Corp.	279,163,437
25,180	Onestream, Inc.*	780,580
236,471	Salesforce, Inc.	59,803,516
41,379	ServiceNow, Inc.*	35,379,045
62,600	Synopsys, Inc.*	32,525,708
150,881	Workday, Inc. Class A*	39,710,370
		497,856,987
Specialty Retail 7.6%
647,100	Chewy, Inc. Class A*	18,474,705
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^  (cont’d)
Number of Shares		Value
Specialty Retail – cont'd
1,297,807	Fanatics Holdings, Inc. Class A*#(a)(b)	$99,593,709
73,958	Home Depot, Inc.	27,253,523
384,732	TJX Cos., Inc.	45,117,522
		190,439,459
Technology Hardware, Storage & Peripherals 5.6%
609,738	Apple, Inc.	139,630,002
Textiles, Apparel & Luxury Goods 1.4%
434,865	NIKE, Inc. Class B	36,232,952

Total Common Stocks (Cost $1,392,087,959)		2,486,241,671
Preferred Stocks 0.8%
Entertainment 0.0%(c)
8,256	A24 Films LLC*#(a)(b)(d)	1,209,241
Internet 0.4%
7,000	Fabletics LLC, Series G*#(a)(b)	8,051,400
20,788	Savage X, Inc., Series C*#(a)(b)	920,493
		8,971,893
IT Services 0.3%
287,787	Druva, Inc., Series 4 *#(a)(b)	2,267,761
461,441	Druva, Inc., Series 5 *#(a)(b)	4,457,520
		6,725,281
Number of Shares		Value
Software 0.1%
33,179	Grammarly, Inc., Series 3 *#(a)(b)	$895,501
90,310	Signifyd, Inc., Series Seed*#(a)(b)	579,790
39,343	Signifyd, Inc., Series A*#(a)(b)	253,369
82,373	Videoamp, Inc., Series F1 *#(a)(b)	1,355,860
		3,084,520

Total Preferred Stocks (Cost $20,934,539)		19,990,935

Short-Term Investments 0.3%
Investment Companies 0.3%
6,396,516	State Street Institutional Treasury Money Market Fund Premier Class, 5.19%(e) (Cost $6,396,516)	6,396,516
Total Investments 100.1% (Cost $1,419,419,014)		2,512,629,122
Liabilities Less Other Assets (0.1)%		(1,768,382)
Net Assets 100.0%		$2,510,860,740

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of August 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at August 31, 2024 amounted to $127,133,713, which represents
5.1% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Security represented in Units.
(e)	Represents 7-day effective yield as of August 31, 2024.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at August 31, 2024 amounted to $127,133,713, which represents 5.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 8/31/2024	Fair Value Percentage of Net Assets as of 8/31/2024
A24 Films LLC	2/25/2022	$940,028	$1,209,241	0.1%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	1,077,381	0.0%
Canva, Inc.	3/19/2024	5,000,507	5,000,507	0.2%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	1,500,003	2,267,761	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,325,000	4,457,520	0.2%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	7,000,000	8,051,400	0.3%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	23,018,871	99,593,709	4.0%
Grammarly, Inc. Class A	12/23/2021-1/24/2022	2,804,542	1,471,181	0.1%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	869,685	895,501	0.0%
Savage X, Inc. (Series C Preferred Shares)	11/30/2021	1,000,028	920,493	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	1,213,731	253,369	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	2,786,053	579,790	0.0%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	1,300,011	1,355,860	0.1%
Total		$52,758,458	$127,133,713	5.1%
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^  (cont’d)
Derivative Instruments
Purchased option contracts ("options purchased")
At August 31, 2024, the Fund did not have any outstanding options purchased.
Written option contracts ("options written")
At August 31, 2024, the Fund did not have any outstanding options written.
For the year ended August 31, 2024, the average market value for the months where the Fund had options purchased and options written outstanding was $13,523 and $(921,783), respectively.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Application Software	$—	$—	$5,000,507	$5,000,507
Software	495,308,425	—	2,548,562	497,856,987
Specialty Retail	90,845,750	—	99,593,709	190,439,459
Other Common Stocks#	1,792,944,718	—	—	1,792,944,718
Total Common Stocks	2,379,098,893	—	107,142,778	2,486,241,671
Preferred Stocks#	—	—	19,990,935	19,990,935
Short-Term Investments	—	6,396,516	—	6,396,516
Total Investments	$2,379,098,893	$6,396,516	$127,133,713	$2,512,629,122

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2024
Investments in Securities:
Common Stocks(1)	$108,256	$—	$—	$(6,114)	$5,001	$—	$—	$—	$107,143	$(6,114)
Preferred Stocks(1)	20,253	—	—	(262)	—	—	—	—	19,991	(262)
Total	$128,509	$—	$—	$(6,376)	$5,001	$—	$—	$—	$127,134	$(6,376)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^  (cont’d)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 8/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$107,142,779	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	4.0x - 12.5x	4.2x	Increase
			Discount Rate	4.0%	4.0%	Decrease
			Term (Years)	1.8 - 2.3	2.1	Decrease
			Expected Volatility	65.0% - 80.0%	71.0%	Decrease
			Transaction Price	$1,066.66	$1,066.66	Increase
Preferred Stocks	18,781,694	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	1.4x - 9.5x	5.6x	Increase
			Discount Rate	0.3% - 4.0%	3.7%	Decrease
			Term (Years)	2.3 - 3.4	2.5	Decrease
			Expected Volatility	60.0% - 70.0%	62.0%	Decrease
			Transaction Price	$1,150.00	$1,150.00	Increase
Preferred Units	1,209,241	Market Approach	Transaction Price	$146.47	$146.47	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Financial Statements

Schedule of Investments Large Cap Value Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 96.3%
Aerospace & Defense 1.8%
182,776	Lockheed Martin Corp.	$103,835,046
503,628	RTX Corp.	62,117,477
		165,952,523
Air Freight & Logistics 0.1%
30,681	FedEx Corp.	9,166,562
Banks 11.0%
3,265,359	Bank of America Corp.	133,063,379
1,181,982	Citigroup, Inc.	74,039,353
1,196,223	JPMorgan Chase & Co.	268,910,931
1,671,589	PNC Financial Services Group, Inc.	309,394,408
2,267,729	Truist Financial Corp.	100,823,231
2,303,128	Wells Fargo & Co.	134,663,894
		1,020,895,196
Beverages 0.9%
2,286,972	Keurig Dr Pepper, Inc.	83,726,045
Biotechnology 1.3%
293,695	AbbVie, Inc.	57,655,265
189,026	Amgen, Inc.	63,102,550
		120,757,815
Building Products 0.6%
276,354	Carrier Global Corp.	20,113,044
531,135	Johnson Controls International PLC	38,693,185
		58,806,229
Capital Markets 4.8%
83,575	BlackRock, Inc.	75,368,771
74,282	Goldman Sachs Group, Inc.	37,902,390
895,859	Morgan Stanley	92,819,951
393,164	S&P Global, Inc.	201,787,491
437,405	State Street Corp.	38,097,976
		445,976,579
Construction Materials 0.2%
85,456	Vulcan Materials Co.	20,954,666
Consumer Finance 0.5%
337,186	Capital One Financial Corp.	49,542,739
Consumer Staples Distribution & Retail 4.7%
3,080,091	Kroger Co.	163,891,642
3,477,957	Walmart, Inc.	268,602,619
		432,494,261
Containers & Packaging 0.5%
200,798	Avery Dennison Corp.	44,547,036
Number of Shares		Value
Diversified Telecommunication Services 1.2%
2,751,690	Verizon Communications, Inc.	$114,965,608
Electric Utilities 6.8%
2,737,472	Duke Energy Corp.	311,934,935
2,859,553	Exelon Corp.	108,920,374
2,110,771	FirstEnergy Corp.	92,705,062
1,453,124	NextEra Energy, Inc.	116,991,013
		630,551,384
Energy Equipment & Services 0.5%
1,379,557	Baker Hughes Co.	48,519,020
Financial Services 3.7%
628,375	Berkshire Hathaway, Inc. Class B*	299,056,230
671,961	PayPal Holdings, Inc.*	48,670,135
		347,726,365
Ground Transportation 0.6%
212,681	Union Pacific Corp.	54,465,477
Health Care Equipment & Supplies 3.3%
709,589	Becton Dickinson & Co.	172,011,469
364,641	Medtronic PLC	32,299,900
273,725	Stryker Corp.	98,655,965
		302,967,334
Health Care Providers & Services 3.8%
149,466	Elevance Health, Inc.	83,236,121
229,519	Humana, Inc.	81,357,600
326,513	UnitedHealth Group, Inc.	192,707,972
		357,301,693
Hotels, Restaurants & Leisure 0.5%
1,180,513	Las Vegas Sands Corp.	46,028,202
Household Products 4.4%
942,404	Colgate-Palmolive Co.	100,366,026
1,821,813	Procter & Gamble Co.	312,513,802
		412,879,828
Industrial Conglomerates 0.8%
578,911	3M Co.	77,973,523
Insurance 1.2%
1,102,520	American International Group, Inc.	84,949,166
84,707	Aon PLC Class A	29,115,490
		114,064,656
IT Services 1.5%
698,238	International Business Machines Corp.	141,134,847
Life Sciences Tools & Services 2.7%
931,552	Danaher Corp.	250,876,269
See Notes to Financial Statements

Schedule of Investments Large Cap Value Fund^  (cont’d)
Number of Shares		Value
Machinery 0.7%
206,503	Cummins, Inc.	$64,604,464
Metals & Mining 11.5%
2,971,133	Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	242,058,205
3,583,953	Freeport-McMoRan, Inc.	158,697,439
4,120,079	Newmont Corp.	219,971,018
1,199,514	Rio Tinto PLC ADR	75,893,251
1,375,665	Southern Copper Corp.	139,932,644
3,702,371	Wheaton Precious Metals Corp.	228,843,551
		1,065,396,108
Multi-Utilities 8.1%
1,003,480	CenterPoint Energy, Inc.	27,395,004
1,774,078	Dominion Energy, Inc.	99,170,960
2,002,467	DTE Energy Co.	250,348,424
1,149,145	Public Service Enterprise Group, Inc.	92,793,459
3,396,327	Sempra	279,110,153
		748,818,000
Oil, Gas & Consumable Fuels 3.9%
3,098,864	Exxon Mobil Corp.	365,480,020
Pharmaceuticals 8.5%
2,264,536	Johnson & Johnson	375,595,941
855,112	Merck & Co., Inc.	101,288,017
8,714,825	Pfizer, Inc.	252,817,073
3,069,638	Teva Pharmaceutical Industries Ltd. ADR*	57,924,069
		787,625,100
Professional Services 0.8%
792,475	TransUnion	76,719,505
Residential REITs 0.2%
181,187	Equity Residential	13,567,283
Number of Shares		Value
Retail REITs 0.9%
493,829	Simon Property Group, Inc.	$82,642,283
Semiconductors & Semiconductor Equipment 0.9%
217,729	Advanced Micro Devices, Inc.*	32,345,820
233,574	Analog Devices, Inc.	54,852,518
		87,198,338
Specialized REITs 0.7%
175,530	Public Storage	60,333,172
Specialty Retail 0.5%
136,627	Home Depot, Inc.	50,347,050
Tobacco 1.7%
1,240,401	Philip Morris International, Inc.	152,929,039
Wireless Telecommunication Services 0.5%
215,996	T-Mobile U.S., Inc.	42,922,725

Total Common Stocks (Cost $7,307,476,191)		8,950,856,944

Short-Term Investments 2.7%
Investment Companies 2.7%
254,354,533	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.24%(a) (Cost $254,354,533)	254,354,533
Total Investments 99.0% (Cost $7,561,830,724)		9,205,211,477
Other Assets Less Liabilities 1.0%		91,526,065
Net Assets 100.0%		$9,296,737,542

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2024.
See Notes to Financial Statements

Schedule of Investments Large Cap Value Fund^  (cont’d)
Derivative Instruments
Purchased option contracts ("options purchased")
At August 31, 2024, the Fund did not have any outstanding options purchased.
For the year ended August 31, 2024, the average market value for the months where the Fund had options purchased outstanding was $1,340.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$8,950,856,944	$—	$—	$8,950,856,944
Short-Term Investments	—	254,354,533	—	254,354,533
Total Investments	$8,950,856,944	$254,354,533	$—	$9,205,211,477

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Mid Cap Growth Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 98.8%
Aerospace & Defense 4.5%
109,400	Axon Enterprise, Inc.*	$39,927,718
143,700	HEICO Corp.	36,867,672
		76,795,390
Biotechnology 4.4%
68,159	Alnylam Pharmaceuticals, Inc.*	17,904,688
116,434	BioMarin Pharmaceutical, Inc.*	10,619,945
197,106	Exact Sciences Corp.*	12,159,469
114,354	Natera, Inc.*	13,523,504
87,908	Neurocrine Biosciences, Inc.*	11,169,591
63,941	Sarepta Therapeutics, Inc.*	8,681,909
		74,059,106
Building Products 1.1%
111,000	Builders FirstSource, Inc.*	19,314,000
Capital Markets 11.2%
288,430	Ares Management Corp. Class A	42,226,152
143,992	Coinbase Global, Inc. Class A*	26,402,373
88,556	Evercore, Inc. Class A	21,761,752
402,480	Jefferies Financial Group, Inc.	24,128,676
79,016	KKR & Co., Inc.	9,779,810
872,160	Robinhood Markets, Inc. Class A*	17,547,859
308,212	TPG, Inc.	15,549,295
274,678	Tradeweb Markets, Inc. Class A	32,477,927
		189,873,844
Commercial Services & Supplies 3.1%
23,737	Cintas Corp.	19,111,133
186,600	Veralto Corp.	20,979,438
66,700	Waste Connections, Inc.	12,439,550
		52,530,121
Construction & Engineering 1.0%
61,100	Quanta Services, Inc.	16,810,443
Consumer Staples Distribution & Retail 0.9%
188,867	BJ's Wholesale Club Holdings, Inc.*	15,101,805
Containers & Packaging 1.2%
98,200	Packaging Corp. of America	20,576,828
Diversified Consumer Services 1.3%
153,600	Bright Horizons Family Solutions, Inc.*	21,614,592
Number of Shares		Value
Electrical Equipment 2.2%
47,200	Hubbell, Inc.	$18,876,224
213,700	Vertiv Holdings Co. Class A	17,743,511
		36,619,735
Electronic Equipment, Instruments & Components 1.6%
392,101	Amphenol Corp. Class A	26,447,212
Energy Equipment & Services 0.7%
109,800	Weatherford International PLC	11,522,412
Entertainment 1.5%
75,407	Spotify Technology SA*	25,855,552
Financial Services 1.9%
117,256	Apollo Global Management, Inc.	13,570,037
286,952	Block, Inc.*	18,961,788
		32,531,825
Ground Transportation 1.6%
138,800	Old Dominion Freight Line, Inc.	26,760,640
Health Care Equipment & Supplies 2.8%
57,768	Align Technology, Inc.*	13,703,725
46,808	IDEXX Laboratories, Inc.*	22,530,095
60,889	Inspire Medical Systems, Inc.*	10,949,060
		47,182,880
Health Care Providers & Services 2.5%
178,072	Cencora, Inc.	42,660,709
Hotels, Restaurants & Leisure 5.2%
152,200	Churchill Downs, Inc.	21,151,234
75,700	DoorDash, Inc. Class A*	9,743,347
731,700	DraftKings, Inc. Class A*	25,243,650
84,000	Texas Roadhouse, Inc.	14,175,000
44,500	Wingstop, Inc.	17,181,895
		87,495,126
Household Durables 0.9%
40,500	TopBuild Corp.*	15,917,310
Household Products 1.2%
202,400	Church & Dwight Co., Inc.	20,620,512
Independent Power and Renewable Electricity Producers 1.3%
265,800	Vistra Corp.	22,707,294
Industrial REITs 0.8%
233,029	First Industrial Realty Trust, Inc.	13,219,735
Life Sciences Tools & Services 2.4%
144,363	Agilent Technologies, Inc.	20,632,360
See Notes to Financial Statements

Schedule of Investments Mid Cap Growth Fund^  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services – cont'd
461,512	Avantor, Inc.*	$11,925,470
378,903	Stevanato Group SpA(a)	8,290,398
		40,848,228
Machinery 0.8%
142,000	Ingersoll Rand, Inc.	12,985,900
Media 3.3%
537,788	Trade Desk, Inc. Class A*	56,214,980
Oil, Gas & Consumable Fuels 1.2%
100,974	Diamondback Energy, Inc.	19,701,037
Personal Care Products 0.7%
85,400	elf Beauty, Inc.*	12,792,066
Professional Services 1.2%
133,500	Booz Allen Hamilton Holding Corp.	21,197,130
Semiconductors & Semiconductor Equipment 4.3%
48,276	Monolithic Power Systems, Inc.	45,122,612
129,611	Onto Innovation, Inc.*	27,635,657
		72,758,269
Software 17.0%
105,626	Cadence Design Systems, Inc.*	28,406,000
60,571	CyberArk Software Ltd.*	17,368,129
336,752	Datadog, Inc. Class A*	39,150,788
213,083	Descartes Systems Group, Inc.*	21,497,944
12,876	Fair Isaac Corp.*	22,278,957
103,859	Manhattan Associates, Inc.*	27,463,435
172,190	MicroStrategy, Inc. Class A*(a)	22,801,400
308,528	Nutanix, Inc. Class A*	19,495,884
2,097,063	Palantir Technologies, Inc. Class A*	66,015,543
123,895	Zscaler, Inc.*	24,776,522
		289,254,602
Specialized REITs 0.8%
75,381	Extra Space Storage, Inc.	13,342,437
Number of Shares		Value
Specialty Retail 4.1%
72,700	Carvana Co.*	$10,950,074
22,900	O'Reilly Automotive, Inc.*	25,876,313
215,800	Ross Stores, Inc.	32,501,638
		69,328,025
Technology Hardware, Storage & Peripherals 3.1%
188,400	NetApp, Inc.	22,743,648
586,647	Pure Storage, Inc. Class A*	30,089,125
		52,832,773
Textiles, Apparel & Luxury Goods 2.9%
35,700	Deckers Outdoor Corp.*	34,246,653
312,500	On Holding AG Class A*	14,681,250
		48,927,903
Trading Companies & Distributors 4.1%
148,900	AerCap Holdings NV	14,505,838
26,500	United Rentals, Inc.	19,643,390
36,200	W.W. Grainger, Inc.	35,654,104
		69,803,332

Total Common Stocks (Cost $1,346,408,320)		1,676,203,753

Short-Term Investments 1.4%
Investment Companies 1.4%
20,357,870	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.24%(b)	20,357,870
3,260,715	State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%(b)(c)	3,260,715
Total Short-Term Investments (Cost $23,618,585)		23,618,585
Total Investments 100.2% (Cost $1,370,026,905)		1,699,822,338
Liabilities Less Other Assets (0.2)%		(4,228,539)
Net Assets 100.0%		$1,695,593,799

*	Non-income producing security.
(a)
All or a portion of this security is on loan at August 31, 2024. Total value of all such securities at August 31,
2024 amounted to $12,085,870, collateralized by cash collateral of $3,260,715 and non-cash (U.S. Treasury
Securities) collateral of $9,116,091 for the Fund (see Note A of the Notes to Financial Statements).

(b)	Represents 7-day effective yield as of August 31, 2024.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements

Schedule of Investments Mid Cap Growth Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,676,203,753	$—	$—	$1,676,203,753
Short-Term Investments	—	23,618,585	—	23,618,585
Total Investments	$1,676,203,753	$23,618,585	$—	$1,699,822,338

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Mid Cap Intrinsic Value Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 99.7%
Aerospace & Defense 3.5%
2,555	General Dynamics Corp.	$764,865
5,138	L3Harris Technologies, Inc.	1,216,010
		1,980,875
Air Freight & Logistics 2.0%
3,888	FedEx Corp.	1,161,618
Automobile Components 1.9%
14,909	Aptiv PLC*	1,066,441
Banks 3.5%
68,155	Huntington Bancshares, Inc.	1,020,280
22,512	Truist Financial Corp.	1,000,884
		2,021,164
Building Products 3.4%
17,987	Fortune Brands Innovations, Inc.	1,428,348
25,865	Resideo Technologies, Inc.*	521,438
		1,949,786
Chemicals 1.3%
4,488	Albemarle Corp.	405,042
3,941	Ashland, Inc.	352,719
		757,761
Commercial Services & Supplies 1.3%
41,399	OPENLANE, Inc.*	717,445
Communications Equipment 3.4%
18,111	Ciena Corp.*	1,044,099
2,000	Motorola Solutions, Inc.	884,080
		1,928,179
Construction & Engineering 2.0%
12,430	Arcosa, Inc.	1,137,221
Consumer Finance 0.9%
8,693	Bread Financial Holdings, Inc.	505,672
Consumer Staples Distribution & Retail 1.1%
7,598	Dollar Tree, Inc.*	641,955
Containers & Packaging 2.1%
2,259	Avery Dennison Corp.	501,159
20,472	Sealed Air Corp.	715,497
		1,216,656
Electric Utilities 2.1%
27,597	FirstEnergy Corp.	1,212,060
Electronic Equipment, Instruments & Components 7.3%
2,876	CDW Corp.	648,941
8,681	Coherent Corp.*	676,684
14,849	IPG Photonics Corp.*	1,015,226
6,269	Itron, Inc.*	640,817
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
2,705	Teledyne Technologies, Inc.*	$1,170,724
		4,152,392
Energy Equipment & Services 1.8%
28,410	Baker Hughes Co.	999,180
Entertainment 1.2%
102,609	Lions Gate Entertainment Corp. Class B*	710,054
Financial Services 1.5%
7,608	Global Payments, Inc.	844,564
Food Products 3.0%
43,182	Hain Celestial Group, Inc.*	345,456
3,252	Lamb Weston Holdings, Inc.	201,364
28,293	TreeHouse Foods, Inc.*	1,162,559
		1,709,379
Health Care Equipment & Supplies 4.4%
18,071	Avanos Medical, Inc.*	437,680
11,932	Haemonetics Corp.*	901,820
8,406	Zimmer Biomet Holdings, Inc.	970,557
12,408	Zimvie, Inc.*	215,155
		2,525,212
Health Care Providers & Services 2.0%
2,044	McKesson Corp.	1,146,847
Hotels, Restaurants & Leisure 6.0%
10,177	Bloomin' Brands, Inc.	178,097
50,509	International Game Technology PLC	1,130,896
24,491	MGM Resorts International*	920,617
21,741	Travel & Leisure Co.	962,257
5,068	United Parks & Resorts, Inc.*	249,447
		3,441,314
Independent Power and Renewable Electricity Producers 2.9%
19,531	Vistra Corp.	1,668,533
Insurance 3.0%
4,846	Allstate Corp.	915,603
7,550	Globe Life, Inc.	793,128
		1,708,731
IT Services 2.4%
13,549	Kyndryl Holdings, Inc.*	320,976
6,199	Wix.com Ltd.*	1,032,877
		1,353,853
Life Sciences Tools & Services 0.5%
1,371	Charles River Laboratories International, Inc.*	271,115
See Notes to Financial Statements

Schedule of Investments Mid Cap Intrinsic Value Fund^  (cont’d)
Number of Shares		Value
Machinery 1.9%
59,994	Gates Industrial Corp. PLC*	$1,089,491
Multi-Utilities 3.5%
42,517	CenterPoint Energy, Inc.	1,160,714
14,820	Dominion Energy, Inc.	828,438
		1,989,152
Oil, Gas & Consumable Fuels 6.4%
15,837	Devon Energy Corp.	709,181
9,485	EOG Resources, Inc.	1,221,858
4,173	Phillips 66	585,513
24,087	Williams Cos., Inc.	1,102,462
		3,619,014
Professional Services 6.0%
83,910	Alight, Inc. Class A*	625,969
9,754	Concentrix Corp.	733,793
163,835	Conduent, Inc.*	625,850
21,047	KBR, Inc.	1,459,820
		3,445,432
Retail REITs 2.0%
15,911	Regency Centers Corp.	1,156,571
Semiconductors & Semiconductor Equipment 4.0%
5,600	Enphase Energy, Inc.*	677,824
2,747	NXP Semiconductors NV	704,221
8,065	Skyworks Solutions, Inc.	883,843
		2,265,888
Software 3.2%
13,314	DocuSign, Inc.*	788,322
12,281	Dropbox, Inc. Class A*	308,744
10,478	Smartsheet, Inc. Class A*	511,327
Number of Shares		Value
Software – cont'd
18,598	UiPath, Inc. Class A*	$239,542
		1,847,935
Specialty Retail 1.3%
3,571	Best Buy Co., Inc.	358,528
11,847	ODP Corp.*	365,480
		724,008
Technology Hardware, Storage & Peripherals 4.0%
58,966	Hewlett Packard Enterprise Co.	1,142,171
21,651	Pure Storage, Inc. Class A*	1,110,480
		2,252,651
Textiles, Apparel & Luxury Goods 0.7%
52,039	Under Armour, Inc. Class C*	388,211
Trading Companies & Distributors 2.2%
12,735	AerCap Holdings NV	1,240,644

Total Common Stocks (Cost $43,479,876)		56,847,004

Short-Term Investments 0.2%
Investment Companies 0.2%
111,304	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.24%(a) (Cost $111,304)	111,304
Total Investments 99.9% (Cost $43,591,180)		56,958,308
Other Assets Less Liabilities 0.1%		40,720
Net Assets 100.0%		$56,999,028

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2024.
See Notes to Financial Statements

Schedule of Investments Mid Cap Intrinsic Value Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$56,847,004	$—	$—	$56,847,004
Short-Term Investments	—	111,304	—	111,304
Total Investments	$56,847,004	$111,304	$—	$56,958,308

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Multi-Cap Opportunities Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 99.7%
Banks 2.9%
33,000	JPMorgan Chase & Co.	$7,418,400
Broadline Retail 3.1%
44,000	Amazon.com, Inc.*	7,854,000
Capital Markets 8.3%
185,000	Brookfield Corp. Class A	9,301,800
39,000	Intercontinental Exchange, Inc.	6,300,450
74,000	Nasdaq, Inc.	5,333,920
		20,936,170
Commercial Services & Supplies 2.0%
44,000	Veralto Corp.	4,946,920
Communications Equipment 3.3%
19,000	Motorola Solutions, Inc.	8,398,760
Construction Materials 2.5%
24,000	Eagle Materials, Inc.	6,186,000
Consumer Staples Distribution & Retail 4.2%
38,000	BJ's Wholesale Club Holdings, Inc.*	3,038,480
129,000	U.S. Foods Holding Corp.*	7,638,090
		10,676,570
Containers & Packaging 7.4%
22,500	Avery Dennison Corp.	4,991,625
75,000	Ball Corp.	4,785,750
300,000	Graphic Packaging Holding Co.	8,979,000
		18,756,375
Electric Utilities 1.8%
55,000	NextEra Energy, Inc.	4,428,050
Electrical Equipment 1.2%
11,000	Rockwell Automation, Inc.	2,992,330
Financial Services 7.7%
53,000	Apollo Global Management, Inc.	6,133,690
28,000	Berkshire Hathaway, Inc. Class B*	13,325,760
		19,459,450
Food Products 2.2%
76,000	Mondelez International, Inc. Class A	5,457,560
Ground Transportation 2.5%
180,000	CSX Corp.	6,168,600
Health Care Equipment & Supplies 2.4%
25,000	Becton Dickinson & Co.	6,060,250
Health Care Providers & Services 3.6%
23,000	HCA Healthcare, Inc.	9,098,570
Number of Shares		Value
Hotels, Restaurants & Leisure 6.7%
226,000	Aramark	$8,278,380
725	Booking Holdings, Inc.	2,834,192
20,000	McDonald's Corp.	5,773,200
		16,885,772
Household Products 0.7%
7,000	WD-40 Co.	1,839,880
Insurance 2.0%
18,000	Chubb Ltd.	5,115,240
Interactive Media & Services 4.4%
67,000	Alphabet, Inc. Class C	11,062,370
Life Sciences Tools & Services 1.1%
14,000	Charles River Laboratories International, Inc.*	2,768,500
Machinery 3.5%
15,000	Nordson Corp.	3,848,400
29,000	Westinghouse Air Brake Technologies Corp.	4,917,530
		8,765,930
Oil, Gas & Consumable Fuels 2.5%
49,000	EOG Resources, Inc.	6,312,180
Professional Services 3.0%
29,000	TransUnion	2,807,490
17,500	Verisk Analytics, Inc.	4,774,350
		7,581,840
Semiconductors & Semiconductor Equipment 1.7%
24,000	QUALCOMM, Inc.	4,207,200
Software 8.1%
33,000	Microsoft Corp.	13,765,620
47,000	Oracle Corp.	6,640,630
		20,406,250
Specialty Retail 3.0%
15,000	Lowe's Cos., Inc.	3,727,500
33,000	TJX Cos., Inc.	3,869,910
		7,597,410
Technology Hardware, Storage & Peripherals 5.1%
56,000	Apple, Inc.	12,824,000
Wireless Telecommunication Services 2.8%
36,000	T-Mobile U.S., Inc.	7,153,920

Total Common Stocks (Cost $128,369,210)		251,358,497
See Notes to Financial Statements

Schedule of Investments Multi-Cap Opportunities Fund^  (cont’d)
Number of Shares		Value

Short-Term Investments 0.4%
Investment Companies 0.4%
886,339	State Street Institutional Treasury Money Market Fund Premier Class, 5.19%(a) (Cost $886,339)	$886,339
Total Investments 100.1% (Cost $129,255,549)		252,244,836
Liabilities Less Other Assets (0.1)%		(193,286)
Net Assets 100.0%		$252,051,550

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2024.
See Notes to Financial Statements

Schedule of Investments Multi-Cap Opportunities Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$251,358,497	$—	$—	$251,358,497
Short-Term Investments	—	886,339	—	886,339
Total Investments	$251,358,497	$886,339	$—	$252,244,836

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Real Estate Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 98.1%
Diversified REITs 1.5%
371,792	Essential Properties Realty Trust, Inc.	$11,863,883
Health Care REITs 12.2%
468,288	American Healthcare REIT, Inc.	9,801,268
362,433	Omega Healthcare Investors, Inc.	14,330,601
559,589	Ventas, Inc.	34,756,073
294,096	Welltower, Inc.	35,491,505
		94,379,447
Industrial REITs 8.8%
435,355	Prologis, Inc.	55,647,076
252,373	Rexford Industrial Realty, Inc.	12,850,833
		68,497,909
Office REITs 4.1%
123,342	BXP, Inc.	9,277,785
2,264,627	Hudson Pacific Properties, Inc.	11,662,829
298,121	Kilroy Realty Corp.	10,812,849
		31,753,463
Residential REITs 16.5%
185,441	AvalonBay Communities, Inc.	41,859,597
105,703	Camden Property Trust	13,234,016
188,820	Equity LifeStyle Properties, Inc.	13,729,102
363,082	Invitation Homes, Inc.	13,375,941
201,626	Sun Communities, Inc.	27,267,900
422,850	UDR, Inc.	18,821,053
		128,287,609
Retail REITs 13.4%
128,947	Federal Realty Investment Trust	14,828,905
606,652	Kimco Realty Corp.	14,110,726
647,676	Macerich Co.	10,343,386
Number of Shares		Value
Retail REITs – cont'd
395,795	Realty Income Corp.	$24,582,827
327,066	Retail Opportunity Investments Corp.	5,000,839
207,704	Simon Property Group, Inc.	34,759,264
		103,625,947
Specialized REITs 41.6%
292,700	American Tower Corp.	65,582,362
115,476	Crown Castle, Inc.	12,935,621
97,288	Digital Realty Trust, Inc.	14,749,834
72,672	Equinix, Inc.	60,634,610
107,672	Extra Space Storage, Inc.	19,057,944
243,411	Gaming & Leisure Properties, Inc.	12,662,240
309,572	Iron Mountain, Inc.	35,062,125
145,366	Public Storage	49,965,201
127,562	SBA Communications Corp.	28,913,203
240,193	VICI Properties, Inc.	8,041,662
503,886	Weyerhaeuser Co.	15,363,484
		322,968,286

Total Common Stocks (Cost $713,363,439)		761,376,544

Short-Term Investments 1.4%
Investment Companies 1.4%
11,063,618	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.24%(a) (Cost $11,063,618)	11,063,618
Total Investments 99.5% (Cost $724,427,057)		772,440,162
Other Assets Less Liabilities 0.5%		4,097,431
Net Assets 100.0%		$776,537,593

(a)	Represents 7-day effective yield as of August 31, 2024.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$761,376,544	$—	$—	$761,376,544
Short-Term Investments	—	11,063,618	—	11,063,618
Total Investments	$761,376,544	$11,063,618	$—	$772,440,162

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 96.8%
Aerospace & Defense 3.8%
21,800	AeroVironment, Inc.*	$4,441,968
35,200	BWX Technologies, Inc.	3,625,600
17,000	Curtiss-Wright Corp.	5,369,620
31,000	Loar Holdings, Inc.*	2,298,960
		15,736,148
Automobile Components 2.5%
47,000	Dorman Products, Inc.*	5,330,740
39,700	Modine Manufacturing Co.*	4,825,535
		10,156,275
Banks 1.9%
37,284	Pinnacle Financial Partners, Inc.	3,712,368
27,255	Western Alliance Bancorp	2,226,188
18,400	Wintrust Financial Corp.	2,001,920
		7,940,476
Biotechnology 10.1%
387,565	Amicus Therapeutics, Inc.*	4,499,630
86,652	Arrowhead Pharmaceuticals, Inc.*	2,064,917
120,900	ARS Pharmaceuticals, Inc.*	1,569,282
19,216	Ascendis Pharma AS ADR*	2,660,455
31,979	Blueprint Medicines Corp.*	3,055,274
45,631	Cytokinetics, Inc.*	2,604,617
46,494	Dyne Therapeutics, Inc.*	2,142,908
128,383	Halozyme Therapeutics, Inc.*	8,197,255
57,088	Ideaya Biosciences, Inc.*	2,254,976
53,932	Insmed, Inc.*	4,124,180
39,209	Kymera Therapeutics, Inc.*	1,896,147
111,595	Recursion Pharmaceuticals, Inc. Class A*(a)	812,412
58,773	REVOLUTION Medicines, Inc.*	2,505,493
40,538	Vaxcyte, Inc.*	3,273,849
		41,661,395
Broadline Retail 0.6%
28,300	Ollie's Bargain Outlet Holdings, Inc.*	2,534,548
Building Products 2.8%
11,300	CSW Industrials, Inc.	3,815,219
37,700	Trex Co., Inc.*	2,402,998
159,000	Zurn Elkay Water Solutions Corp.	5,156,370
		11,374,587
Capital Markets 4.5%
24,531	Evercore, Inc. Class A	6,028,248
27,733	Piper Sandler Cos.	7,562,789
Number of Shares		Value
Capital Markets – cont'd
93,945	StepStone Group, Inc. Class A	$5,138,791
		18,729,828
Chemicals 0.7%
112,500	Element Solutions, Inc.	3,008,250
Commercial Services & Supplies 1.5%
55,945	Casella Waste Systems, Inc. Class A*	6,034,228
Construction & Engineering 2.3%
133,068	API Group Corp.*	4,730,567
14,100	Comfort Systems USA, Inc.	4,984,632
		9,715,199
Consumer Staples Distribution & Retail 1.6%
65,000	Sprouts Farmers Market, Inc.*	6,763,250
Containers & Packaging 1.3%
180,533	Graphic Packaging Holding Co.	5,403,353
Diversified Consumer Services 2.4%
37,400	Bright Horizons Family Solutions, Inc.*	5,262,928
293,859	OneSpaWorld Holdings Ltd.	4,663,542
		9,926,470
Electrical Equipment 0.9%
56,500	nVent Electric PLC	3,839,740
Electronic Equipment, Instruments & Components 3.7%
76,516	Coherent Corp.*	5,964,422
38,444	Fabrinet*	9,366,881
		15,331,303
Energy Equipment & Services 1.0%
39,100	Weatherford International PLC	4,103,154
Financial Services 2.0%
86,376	Mr. Cooper Group, Inc.*	8,102,932
Food Products 1.3%
38,600	Freshpet, Inc.*	5,249,600
Ground Transportation 0.7%
26,600	XPO, Inc.*	3,048,892
Health Care Equipment & Supplies 4.0%
27,675	Glaukos Corp.*	3,705,406
40,876	Integer Holdings Corp.*	5,316,741
51,580	iRhythm Technologies, Inc.*	3,655,990
34,812	Lantheus Holdings, Inc.*	3,706,434
		16,384,571
Health Care Providers & Services 4.7%
30,592	HealthEquity, Inc.*	2,433,899
156,629	Option Care Health, Inc.*	5,015,261
See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^  (cont’d)
Number of Shares		Value
Health Care Providers & Services – cont'd
95,667	PACS Group, Inc.*	$3,795,110
121,937	RadNet, Inc.*	8,083,204
		19,327,474
Health Care Technology 0.9%
145,056	Phreesia, Inc.*	3,729,390
Hotels, Restaurants & Leisure 2.5%
24,662	Churchill Downs, Inc.	3,427,278
53,100	Red Rock Resorts, Inc. Class A	3,094,668
19,200	Shake Shack, Inc. Class A*	1,908,672
62,300	Sweetgreen, Inc. Class A*	1,969,303
		10,399,921
Household Durables 2.7%
74,400	Champion Homes, Inc.*	6,949,704
19,600	Installed Building Products, Inc.	4,357,276
		11,306,980
Industrial REITs 1.2%
89,156	First Industrial Realty Trust, Inc.	5,057,820
Life Sciences Tools & Services 0.6%
113,851	Stevanato Group SpA(a)	2,491,060
Machinery 3.4%
41,200	Esab Corp.	4,324,764
80,200	Mueller Industries, Inc.	5,831,342
24,300	SPX Technologies, Inc.*	3,964,302
		14,120,408
Marine Transportation 1.1%
36,300	Kirby Corp.*	4,353,096
Metals & Mining 1.3%
86,900	ATI, Inc.*	5,551,172
Oil, Gas & Consumable Fuels 1.3%
74,673	Magnolia Oil & Gas Corp. Class A	1,912,376
57,985	Matador Resources Co.	3,288,909
		5,201,285
Personal Care Products 0.7%
18,300	elf Beauty, Inc.*	2,741,157
Pharmaceuticals 3.7%
83,808	Arvinas, Inc.*	2,192,417
38,239	Axsome Therapeutics, Inc.*	3,397,917
44,413	Intra-Cellular Therapies, Inc.*	3,254,585
59,498	Prestige Consumer Healthcare, Inc.*	4,440,931
72,350	Verona Pharma PLC ADR*	1,988,178
		15,274,028
Number of Shares		Value
Professional Services 1.1%
59,400	CBIZ, Inc.*	$4,371,840
Semiconductors & Semiconductor Equipment 12.0%
61,604	Camtek Ltd.	5,607,196
207,104	Credo Technology Group Holding Ltd.*	7,230,001
103,448	FormFactor, Inc.*	5,045,159
43,998	Impinj, Inc.*	7,396,064
72,374	MACOM Technology Solutions Holdings, Inc.*	7,905,412
29,178	Onto Innovation, Inc.*	6,221,333
163,741	Semtech Corp.*	7,175,131
47,327	Silicon Motion Technology Corp. ADR	3,008,577
		49,588,873
Software 4.9%
20,851	CyberArk Software Ltd.*	5,978,816
44,039	Descartes Systems Group, Inc.*	4,443,095
12,372	Manhattan Associates, Inc.*	3,271,528
91,025	Q2 Holdings, Inc.*	6,754,965
		20,448,404
Specialized REITs 0.7%
63,103	National Storage Affiliates Trust	2,949,434
Trading Companies & Distributors 4.4%
83,841	Air Lease Corp.	3,879,323
34,500	Applied Industrial Technologies, Inc.	7,076,640
57,000	FTAI Aviation Ltd.	7,285,170
		18,241,133

Total Common Stocks (Cost $320,916,733)		400,197,674

Short-Term Investments 3.7%
Investment Companies 3.7%
12,746,193	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.24%(b)	12,746,193
See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^  (cont’d)
Number of Shares		Value
Investment Companies – cont'd
2,439,690	State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%(b)(c)	$2,439,690
Total Short-Term Investments (Cost $15,185,883)		15,185,883
Total Investments 100.5% (Cost $336,102,616)		415,383,557
Liabilities Less Other Assets (0.5)%		(2,195,218)
Net Assets 100.0%		$413,188,339

*	Non-income producing security.
(a)
All or a portion of this security is on loan at August 31, 2024. Total value of all such securities at August 31,
2024 amounted to $3,295,977, collateralized by cash collateral of $2,439,690 and non-cash (U.S. Treasury
Securities) collateral of $920,623 for the Fund (see Note A of the Notes to Financial Statements).

(b)	Represents 7-day effective yield as of August 31, 2024.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$400,197,674	$—	$—	$400,197,674
Short-Term Investments	—	15,185,883	—	15,185,883
Total Investments	$400,197,674	$15,185,883	$—	$415,383,557

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Sustainable Equity Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 98.2%
Banks 3.7%
677,755	Bank of America Corp.	$27,618,516
127,477	JPMorgan Chase & Co.	28,656,830
		56,275,346
Broadline Retail 8.0%
686,152	Amazon.com, Inc.*	122,478,132
Capital Markets 3.9%
463,209	Interactive Brokers Group, Inc. Class A	59,703,008
Chemicals 1.6%
66,871	Sherwin-Williams Co.	24,700,141
Communications Equipment 2.0%
87,948	Arista Networks, Inc.*	31,079,064
Consumer Staples Distribution & Retail 1.3%
21,383	Costco Wholesale Corp.	19,081,762
Diversified Telecommunication Services 1.9%
128,024	Space Exploration Technologies Corp. Class A*#(a)(b)	14,338,688
137,408	Space Exploration Technologies Corp. Class C*#(a)(b)	15,389,696
		29,728,384
Electrical Equipment 0.8%
555,290	Vestas Wind Systems AS*	12,687,245
Electronic Equipment, Instruments & Components 1.4%
62,355	Zebra Technologies Corp. Class A*	21,536,170
Financial Services 13.6%
32	Berkshire Hathaway, Inc. Class A*	22,889,597
174,114	Berkshire Hathaway, Inc. Class B*	82,864,335
180,460	Fiserv, Inc.*	31,508,316
146,991	MasterCard, Inc. Class A	71,046,630
		208,308,878
Ground Transportation 1.4%
621,068	CSX Corp.	21,284,000
Health Care Equipment & Supplies 1.2%
76,469	Becton Dickinson & Co.	18,536,850
Health Care Providers & Services 6.8%
167,835	Cencora, Inc.	40,208,231
155,360	Cigna Group	56,210,802
Number of Shares		Value
Health Care Providers & Services – cont'd
14,146	UnitedHealth Group, Inc.	$8,348,969
		104,768,002
Hotels, Restaurants & Leisure 2.8%
1,369,628	Compass Group PLC	43,287,455
Household Products 1.9%
275,132	Colgate-Palmolive Co.	29,301,558
Insurance 3.3%
203,348	Progressive Corp.	51,284,366
Interactive Media & Services 7.8%
730,281	Alphabet, Inc. Class A	119,313,310
IT Services 3.9%
357,201	GoDaddy, Inc. Class A*	59,799,019
Life Sciences Tools & Services 2.1%
70,679	Danaher Corp.	19,034,561
53,340	IQVIA Holdings, Inc.*	13,417,677
		32,452,238
Machinery 1.2%
200,702	Otis Worldwide Corp.	19,004,472
Multi-Utilities 1.2%
1,430,144	National Grid PLC	18,838,246
Oil, Gas & Consumable Fuels 1.0%
630,648	Coterra Energy, Inc.	15,343,666
Pharmaceuticals 1.5%
66,101	Roche Holding AG	22,376,552
Semiconductors & Semiconductor Equipment 5.8%
267,855	Applied Materials, Inc.	52,837,077
171,373	Texas Instruments, Inc.	36,732,089
		89,569,166
Software 10.4%
40,580	Intuit, Inc.	25,575,951
321,024	Microsoft Corp.	133,911,951
		159,487,902
Specialty Retail 0.7%
30,817	Home Depot, Inc.	11,356,065
Technology Hardware, Storage & Peripherals 3.1%
206,361	Apple, Inc.	47,256,669
Trading Companies & Distributors 3.9%
37,694	United Rentals, Inc.	27,941,055
See Notes to Financial Statements

Schedule of Investments Sustainable Equity Fund^  (cont’d)
Number of Shares		Value
Trading Companies & Distributors – cont'd
31,999	W.W. Grainger, Inc.	$31,516,455
		59,457,510

Total Common Stocks (Cost $688,691,830)		1,508,295,176
Preferred Stocks 1.6%
Diversified Telecommunication Services 1.6%
21,111	Space Exploration Technologies Corp., Series E*#(a)(b) (Cost $17,099,910)	23,644,320
Principal Amount

Short-Term Investments 0.1%
Certificates of Deposit 0.0%(c)
$100,000	Carver Federal Savings Bank, 1.25%, due 9/23/2024	100,000
Principal Amount		Value
Certificates of Deposit – cont'd
$250,000	Self Help Credit Union, 0.10%, due 11/16/2024	$250,000
250,000	Self Help Federal Credit Union, 0.10%, due 9/1/2024	250,000

		600,000
Number of Shares
Investment Companies 0.1%
1,428,398	State Street Institutional Treasury Money Market Fund Premier Class, 5.19%(d)	1,428,398
Total Short-Term Investments (Cost $2,028,398)		2,028,398
Total Investments 99.9% (Cost $707,820,138)		1,533,967,894
Other Assets Less Liabilities 0.1%		1,949,293
Net Assets 100.0%		$1,535,917,187

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of August 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at August 31, 2024 amounted to $53,372,704, which represents
3.5% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of August 31, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at August 31, 2024 amounted to $53,372,704, which represents 3.5% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 8/31/2024	Fair Value Percentage of Net Assets as of 8/31/2024
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$17,099,910	$23,644,320	1.6%
Space Exploration Technologies Corp. Class A	8/18/2023	10,369,944	14,338,688	0.9%
Space Exploration Technologies Corp. Class C	8/18/2023	11,130,048	15,389,696	1.0%
Total		$38,599,902	$53,372,704	3.5%
See Notes to Financial Statements

Schedule of Investments Sustainable Equity Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Diversified Telecommunication Services	$—	$—	$29,728,384	$29,728,384
Electrical Equipment	—	12,687,245	—	12,687,245
Hotels, Restaurants & Leisure	—	43,287,455	—	43,287,455
Multi-Utilities	—	18,838,246	—	18,838,246
Pharmaceuticals	—	22,376,552	—	22,376,552
Other Common Stocks#	1,381,377,294	—	—	1,381,377,294
Total Common Stocks	1,381,377,294	97,189,498	29,728,384	1,508,295,176
Preferred Stocks#	—	—	23,644,320	23,644,320
Short-Term Investments	—	2,028,398	—	2,028,398
Total Investments	$1,381,377,294	$99,217,896	$53,372,704	$1,533,967,894

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 8/31/2024
Investments in Securities:
Common Stocks(1)	$21,500	$—	$—	$8,228	$—	$—	$—	$—	$29,728	$8,228
Preferred Stocks(1)	—	—	—	6,544	17,100	—	—	—	23,644	6,544
Total	$21,500	$—	$—	$14,772	$17,100	$—	$—	$—	$53,372	$14,772
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 8/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$29,728,384	Market Approach	Transaction Price	$112.00	$112.00	Increase
Preferred Stocks	23,644,320	Market Approach	Transaction Price	$112.00	$112.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments U.S. Equity Impact Fund^
August 31, 2024

Number of Shares		Value
Common Stocks 98.8%
Automobile Components 2.0%
3,933	Aptiv PLC*	$281,328
Building Products 4.8%
1,894	Trane Technologies PLC	684,984
Capital Markets 1.3%
1,099	Intercontinental Exchange, Inc.	177,543
Chemicals 3.6%
2,023	Ecolab, Inc.	512,183
Commercial Services & Supplies 4.4%
338	Republic Services, Inc.	70,375
1,227	Tetra Tech, Inc.	291,707
2,261	Veralto Corp.	254,204
		616,286
Communications Equipment 4.5%
1,423	Motorola Solutions, Inc.	629,023
Containers & Packaging 6.9%
4,981	Ball Corp.	317,838
21,729	Graphic Packaging Holding Co.	650,349
		968,187
Electric Utilities 3.4%
5,880	NextEra Energy, Inc.	473,399
Electrical Equipment 1.5%
3,178	nVent Electric PLC	215,977
Electronic Equipment, Instruments & Components 3.0%
2,340	Coherent Corp.*	182,403
4,340	Trimble, Inc.*	246,035
		428,438
Financial Services 1.2%
5,345	HA Sustainable Infrastructure Capital, Inc.	173,071
Food Products 1.0%
4,370	Simply Good Foods Co.*	138,048
Ground Transportation 7.3%
4,040	Canadian Pacific Kansas City Ltd.	335,078
13,159	CSX Corp.	450,959
3,334	Uber Technologies, Inc.*	243,815
		1,029,852
Health Care Equipment & Supplies 7.1%
6,473	Baxter International, Inc.	245,586
7,031	Boston Scientific Corp.*	575,065
742	STERIS PLC	178,896
		999,547
Number of Shares		Value
Health Care Providers & Services 5.2%
1,533	HCA Healthcare, Inc.	$606,440
358	Humana, Inc.	126,900
		733,340
Household Products 1.8%
1,603	Clorox Co.	253,771
Independent Power and Renewable Electricity Producers 3.5%
17,412	Brookfield Renewable Corp. Class A	496,068
Life Sciences Tools & Services 4.1%
1,003	Danaher Corp.	270,118
513	Thermo Fisher Scientific, Inc.	315,531
		585,649
Machinery 11.8%
850	Deere & Co.	327,879
6,573	Pentair PLC	582,959
3,240	Westinghouse Air Brake Technologies Corp.	549,407
1,548	Xylem, Inc.	212,897
		1,673,142
Personal Care Products 1.6%
4,109	BellRing Brands, Inc.*	229,816
Pharmaceuticals 5.3%
439	Eli Lilly & Co.	421,449
2,801	Merck & Co., Inc.	331,778
		753,227
Professional Services 2.8%
1,426	Verisk Analytics, Inc.	389,041
Semiconductors & Semiconductor Equipment 5.1%
733	Analog Devices, Inc.	172,138
2,756	NVIDIA Corp.	328,984
2,774	ON Semiconductor Corp.*	216,011
		717,133
Software 5.6%
392	Intuit, Inc.	247,062
499	Palo Alto Networks, Inc.*	180,997
630	Tyler Technologies, Inc.*	370,357
		798,416

Total Common Stocks (Cost $10,806,685)		13,957,469
Rights 0.0%(a)
Health Care Equipment & Supplies 0.0%(a)
248	Contra Abiomed, Inc., CVR*(b) (Cost $253)	434

See Notes to Financial Statements

Schedule of Investments U.S. Equity Impact Fund^  (cont’d)
Number of Shares		Value

Short-Term Investments 1.4%
Investment Companies 1.4%
203,288	State Street Institutional Treasury Money Market Fund Premier Class, 5.19%(c) (Cost $203,288)	$203,288
Total Investments 100.2% (Cost $11,010,226)		14,161,191
Liabilities Less Other Assets (0.2)%		(26,255)
Net Assets 100.0%		$14,134,936

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Represents 7-day effective yield as of August 31, 2024.
See Notes to Financial Statements

Schedule of Investments U.S. Equity Impact Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$13,957,469	$—	$—	$13,957,469
Rights(b)	—	—	434	434
Short-Term Investments	—	203,288	—	203,288
Total Investments	$13,957,469	$203,288	$434	$14,161,191

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The reconciliation between beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used is not presented as all values rounded to less than $1,000.
(b)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statements of Assets and Liabilities
Neuberger Berman Equity Funds
	Dividend Growth Fund	Emerging Markets Equity Fund	Equity Income Fund
	August 31, 2024	August 31, 2024	August 31, 2024
Assets
Investments in securities, at value*† (Notes A & F)— see Schedule of Investments:
Unaffiliated issuers(a)	$104,919,699	$212,390,209	$949,318,263
Affiliated issuers(b)	—	—	—
	104,919,699	212,390,209	949,318,263
Foreign currency(c)	3	299,678	8,027
Dividends and interest receivable	162,405	413,831	2,995,618
Receivable for securities sold	—	1,388,822	—
Receivable from Management—net (Note B)	17,625	10,375	—
Receivable for Fund shares sold	—	21,303	131,786
Receivable for securities lending income (Note A)	—	251	—
Prepaid expenses and other assets	17,456	25,668	52,641
Total Assets	105,117,188	214,550,137	952,506,335
Liabilities
Payable to investment manager—net (Note B)	43,068	165,606	385,164
Option contracts written, at value(d) (Note A)	—	—	169,050
Due to custodian	—	—	—
Payable for securities purchased	—	194,374	—
Payable for Fund shares redeemed	89,539	325,210	257,268
Payable to administrator—net (Note B)	—	—	199,700
Payable to trustees	6,495	6,406	6,070
Payable for audit fees	47,463	60,700	62,613
Payable for custodian and accounting fees	7,054	95,645	17,794
Payable for legal fees	13,707	13,707	13,707
Payable for shareholder servicing fees	500	26,584	3,086
Payable for cash collateral on loaned securities (Note A)	—	—	—
Accrued capital gains taxes (Note A)	—	3,371,545	—
Other accrued expenses and payables	5,758	65,441	42,000
Total Liabilities	213,584	4,325,218	1,156,452
Net Assets	$104,903,604	$210,224,919	$951,349,883

Net Assets consist of:
Paid-in capital	$65,666,780	$280,269,883	$592,718,898
Total distributable earnings/(losses)	39,236,824	(70,044,964)	358,630,985
Net Assets	$104,903,604	$210,224,919	$951,349,883
Net Assets
Investor Class	$—	$—	$—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	101,613,418	174,560,188	708,197,479
Class A	2,207,064	18,399,331	158,642,089
Class C	1,041,175	1,482,064	44,428,666
Class R3	—	570,495	758,184
Class R6	41,947	15,212,841	—
Class E	—	—	39,323,465

See Notes to Financial Statements

Focus Fund	Genesis Fund	International Equity Fund	International Select Fund	International Small Cap Fund
August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024

$717,739,768	$10,143,936,042	$1,110,354,236	$171,415,553	$4,228,098
—	412,871,785	—	—	—
717,739,768	10,556,807,827	1,110,354,236	171,415,553	4,228,098
1,079,967	—	6,919,614	802,919	62,602
1,018,436	5,451,558	6,400,053	1,086,996	19,174
—	18,199	3,834,800	223,601	—
—	—	—	14,132	29,318
51,893	5,033,981	78,881	11,295	—
—	—	4,004	454	337
64,356	242,579	57,620	49,844	15,503
719,954,420	10,567,554,144	1,127,649,208	173,604,794	4,355,032

310,939	5,673,491	579,956	76,740	2,886
—	—	—	—	—
—	—	—	131,577	—
—	—	2,374,630	410,017	—
84,695	3,683,972	318,051	275,554	—
158,361	1,312,627	115,427	—	—
6,179	7,971	5,995	6,461	6,546
56,420	62,973	59,573	56,100	48,520
15,834	130,690	35,147	14,771	5,948
13,707	18,345	13,707	13,707	13,707
60,596	197,909	17,000	1,386	220
—	—	82,688	—	56,077
—	—	—	—	—
21,832	336,780	42,715	14,660	10,163
728,563	11,424,758	3,644,889	1,000,973	144,067
$719,225,857	$10,556,129,386	$1,124,004,319	$172,603,821	$4,210,965

$524,019,695	$5,198,316,059	$911,813,912	$140,463,327	$3,769,164
195,206,162	5,357,813,327	212,190,407	32,140,494	441,801
$719,225,857	$10,556,129,386	$1,124,004,319	$172,603,821	$4,210,965

$659,431,225	$1,794,543,615	$76,080,074	$—	$—
33,657,075	1,033,454,960	23,871,349	5,450,174	—
937,884	102,470,935	—	—	—
22,300,538	2,667,914,706	919,461,344	160,375,201	3,349,082
2,634,921	—	12,354,129	4,287,306	377,144
264,214	—	3,434,197	701,944	148,128
—	—	—	1,634,098	—
—	4,789,048,010	49,872,540	155,098	336,611
—	168,697,160	38,930,686	—	—

Statements of Assets and Liabilities  (cont’d)
Neuberger Berman Equity Funds

	Dividend Growth Fund	Emerging Markets Equity Fund	Equity Income Fund
	August 31, 2024	August 31, 2024	August 31, 2024
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	—	—	—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	4,679,822	8,844,763	49,432,566
Class A	101,538	931,052	11,130,658
Class C	48,504	76,388	3,137,179
Class R3	—	29,092	53,225
Class R6	1,929	771,105	—
Class E	—	—	2,743,076
Net Asset Value, offering and redemption price per share
Investor Class	$—	$—	$—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	21.71	19.74	14.33
Class R3	—	19.61	14.24
Class R6	21.75	19.73	—
Class E	—	—	14.34
Net Asset Value and redemption price per share
Class A	$21.74	$19.76	$14.25
Offering Price per share
Class A‡	$23.07	$20.97	$15.12
Net Asset Value and offering price per share
Class C^	$21.47	$19.40	$14.16
†Securities on loan, at value:
Unaffiliated issuers	$—	$—	$—
*Cost of Investments:
(a) Unaffiliated issuers	$67,519,335	$179,043,029	$625,184,216
(b) Affiliated issuers	$—	$—	$—
Total cost of investments	$67,519,335	$179,043,029	$625,184,216
(c) Total cost of foreign currency	$3	$381,772	$8,061
(d) Premium received from option contracts written	$—	$—	$76,900

‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See Notes to Financial Statements

Focus Fund	Genesis Fund	International Equity Fund	International Select Fund	International Small Cap Fund
August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024

22,281,616	26,486,428	5,312,129	—	—
1,144,675	15,322,542	1,665,944	369,420	—
32,091	1,550,036	—	—	—
750,257	39,257,245	64,080,561	10,892,430	227,160
89,752	—	859,264	293,685	25,845
9,449	—	242,312	49,609	10,576
—	—	—	113,275	—
—	70,496,101	3,476,031	10,528	22,820
—	2,472,075	2,706,108	—	—

$29.60	$67.75	$14.32	$—	$—
29.40	67.45	14.33	14.75	—
29.23	66.11	—	—	—
29.72	67.96	14.35	14.72	14.74
—	—	—	14.43	—
—	67.93	14.35	14.73	14.75
—	68.24	14.39	—	—

$29.36	$—	$14.38	$14.60	$14.59

$31.15	$—	$15.26	$15.49	$15.48

$27.96	$—	$14.17	$14.15	$14.01

$—	$—	$9,154,743	$—	$196,424

$520,125,477	$5,036,741,300	$919,919,117	$142,865,239	$3,364,865
$—	$382,241,892	$—	$—	$—
$520,125,477	$5,418,983,192	$919,919,117	$142,865,239	$3,364,865
$1,044,550	$—	$6,937,163	$804,174	$60,174
$—	$—	$—	$—	$—

Statements of Assets and Liabilities  (cont’d)
Neuberger Berman Equity Funds

	Intrinsic Value Fund	Large Cap Growth Fund**	Large Cap Value Fund
	August 31, 2024	August 31, 2024	August 31, 2024
Assets
Investments in securities, at value (Notes A& F)— see Schedule of Investments:
Unaffiliated issuers(a)	$1,280,361,339	$2,512,629,122	$9,205,211,477
Affiliated issuers(b)	1,145,492	—	—
	1,281,506,831	2,512,629,122	9,205,211,477
Foreign currency(c)	—	—	—
Dividends and interest receivable	600,482	1,878,764	30,346,451
Receivable for securities sold	—	—	128,184,553
Receivable from Management—net (Note B)	—	—	—
Receivable for Fund shares sold	674,784	314,884	4,189,552
Receivable for securities lending income (Note A)	—	254	178
Prepaid expenses and other assets	50,035	157,719	273,165
Total Assets	1,282,832,132	2,514,980,743	9,368,205,376
Liabilities
Payable to investment manager—net (Note B)	796,967	969,092	3,178,080
Payable for securities purchased	478,324	—	54,148,987
Payable for Fund shares redeemed	674,002	2,278,119	11,681,272
Payable to administrator—net (Note B)	179,270	523,162	1,553,905
Payable to trustees	5,903	5,231	7,971
Payable for audit fees	52,763	84,650	57,730
Payable for custodian and accounting fees	28,589	35,073	141,111
Payable for legal fees	13,707	13,707	13,707
Payable for shareholder servicing fees	5,924	158,992	201,875
Payable for cash collateral on loaned securities (Note A)	—	—	—
Other accrued expenses and payables	76,396	51,977	483,196
Total Liabilities	2,311,845	4,120,003	71,467,834
Net Assets	$1,280,520,287	$2,510,860,740	$9,296,737,542

Net Assets consist of:
Paid-in capital	$1,003,256,897	$1,321,612,030	$7,870,113,778
Total distributable earnings/(losses)	277,263,390	1,189,248,710	1,426,623,764
Net Assets	$1,280,520,287	$2,510,860,740	$9,296,737,542
Net Assets
Investor Class	$—	$1,832,362,573	$1,545,963,655
Trust Class	—	47,971,574	91,269,220
Advisor Class	—	246,830	130,270,111
Institutional Class	1,104,213,952	571,468,591	6,276,169,065
Class A	44,140,030	26,663,479	165,121,046
Class C	17,343,068	23,267,345	224,632,331
Class R3	—	1,520,244	9,301,934
Class R6	114,823,237	7,360,104	673,914,311
Class E	—	—	180,095,869

See Notes to Financial Statements

Mid Cap Growth Fund	Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Real Estate Fund	Small Cap Growth Fund	Sustainable Equity Fund	U.S. Equity Impact Fund
August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024

$1,699,822,338	$56,958,308	$252,244,836	$772,440,162	$415,383,557	$1,533,967,894	$14,161,191
—	—	—	—	—	—	—
1,699,822,338	56,958,308	252,244,836	772,440,162	415,383,557	1,533,967,894	14,161,191
—	—	—	—	—	355	—
418,618	74,170	169,706	685,508	177,143	2,674,943	14,365
—	—	—	4,393,250	—	—	—
—	22,392	—	—	11,205	—	26,725
611,002	1,265	58,682	313,441	593,554	827,863	—
3,007	—	—	—	2,254	—	—
88,656	49,918	16,781	61,968	68,902	76,732	17,253
1,700,943,621	57,106,053	252,490,005	777,894,329	416,236,615	1,537,547,787	14,219,534

683,915	25,762	76,679	499,483	273,546	611,378	8,049
—	—	—	—	—	—	—
938,468	53	233,371	705,708	217,426	460,946	—
232,426	—	37,917	15,530	—	338,871	—
5,656	6,519	6,417	6,186	6,360	5,761	6,541
54,263	46,263	47,813	55,920	49,210	58,753	46,710
26,193	8,047	7,625	16,981	10,459	24,366	6,652
13,707	10,258	13,707	13,707	13,707	13,707	13,040
65,057	4,334	1,550	11,696	18,427	71,476	175
3,260,715	—	—	—	2,439,690	—	—
69,422	5,789	13,376	31,525	19,451	45,342	3,431
5,349,822	107,025	438,455	1,356,736	3,048,276	1,630,600	84,598
$1,695,593,799	$56,999,028	$252,051,550	$776,537,593	$413,188,339	$1,535,917,187	$14,134,936

$1,223,621,636	$41,296,426	$128,292,026	$775,142,956	$333,279,761	$627,296,982	$11,407,201
471,972,163	15,702,602	123,759,524	1,394,637	79,908,578	908,620,205	2,727,735
$1,695,593,799	$56,999,028	$252,051,550	$776,537,593	$413,188,339	$1,535,917,187	$14,134,936

$519,817,414	$33,363,959	$—	$—	$71,739,672	$421,068,419	$—
23,249,933	6,153,456	—	92,176,630	4,425,756	136,396,278	—
5,677,844	—	—	—	1,805,291	—	—
465,595,392	14,516,272	112,930,492	422,623,220	195,199,382	645,175,658	13,850,497
31,948,085	1,543,813	30,987,674	58,415,490	21,108,088	137,701,863	246,649
5,810,588	861,417	10,358,045	7,631,790	6,276,360	37,263,434	37,790
8,175,370	549,481	—	15,128,946	10,565,261	17,204,164	—
635,319,173	10,630	—	161,221,885	102,068,529	114,140,197	—
—	—	97,775,339	19,339,632	—	26,967,174	—

Statements of Assets and Liabilities  (cont’d)
Neuberger Berman Equity Funds

	Intrinsic Value Fund	Large Cap Growth Fund**	Large Cap Value Fund
	August 31, 2024	August 31, 2024	August 31, 2024
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	—	63,247,761	32,680,915
Trust Class	—	1,667,523	1,927,768
Advisor Class	—	8,761	2,752,294
Institutional Class	52,060,037	19,673,590	132,692,351
Class A	2,132,219	929,032	3,489,370
Class C	879,696	853,228	4,763,471
Class R3	—	53,903	197,538
Class R6	5,375,402	253,000	14,246,285
Class E	—	—	3,793,388
Net Asset Value, offering and redemption price per share
Investor Class	$—	$28.97	$47.30
Trust Class	—	28.77	47.34
Advisor Class	—	28.17	47.33
Institutional Class	21.21	29.05	47.30
Class R3	—	28.20	47.09
Class R6	21.36	29.09	47.30
Class E	—	—	47.48
Net Asset Value and redemption price per share
Class A	$20.70	$28.70	$47.32
Offering Price per share
Class A‡	$21.96	$30.45	$50.21
Net Asset Value and offering price per share
Class C^	$19.71	$27.27	$47.16
†Securities on loan, at value:
Unaffiliated issuers	$—	$—	$—
*Cost of Investments:
(a) Unaffiliated issuers	$954,338,322	$1,419,419,014	$7,561,830,724
(b) Affiliated issuers	$28,104,490	$—	$—
Total cost of investments	$982,442,812	$1,419,419,014	$7,561,830,724
(c) Total cost of foreign currency	$—	$—	$—

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See Notes to Financial Statements

Mid Cap Growth Fund	Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Real Estate Fund	Small Cap Growth Fund	Sustainable Equity Fund	U.S. Equity Impact Fund
August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024	August 31, 2024

30,594,220	1,217,228	—	—	1,424,306	8,672,199	—
1,373,628	224,860	—	6,256,370	88,564	2,811,979	—
338,379	—	—	—	36,310	—	—
27,261,092	530,142	10,885,686	28,564,978	3,860,786	13,314,505	1,099,897
1,894,737	56,411	2,997,669	3,963,767	422,521	2,845,229	19,765
353,766	32,091	1,071,459	515,761	128,827	799,683	3,102
489,309	20,120	—	1,029,018	213,245	356,979	—
37,071,949	388	—	10,905,067	2,011,951	2,355,798	—
—	—	9,449,213	1,307,570	—	554,938	—

$16.99	$27.41	$—	$—	$50.37	$48.55	$—
16.93	27.37	—	14.73	49.97	48.51	—
16.78	—	—	—	49.72	—	—
17.08	27.38	10.37	14.80	50.56	48.46	12.59
16.71	27.31	—	14.70	49.55	48.19	—
17.14	27.39	—	14.78	50.73	48.45	—
—	—	10.35	14.79	—	48.59	—

$16.86	$27.37	$10.34	$14.74	$49.96	$48.40	$12.48

$17.89	$29.04	$10.97	$15.64	$53.01	$51.35	$13.24

$16.42	$26.84	$9.67	$14.80	$48.72	$46.60	$12.18

$12,085,870	$—	$—	$—	$3,295,977	$—	$—

$1,370,026,905	$43,591,180	$129,255,549	$724,427,057	$336,102,616	$707,820,138	$11,010,226
$—	$—	$—	$—	$—	$—	$—
$1,370,026,905	$43,591,180	$129,255,549	$724,427,057	$336,102,616	$707,820,138	$11,010,226
$—	$—	$—	$—	$—	$357	$—

Statements of Operations
Neuberger Berman Equity Funds
	Dividend Growth Fund	Emerging Markets Equity Fund	Equity Income Fund
	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,403,897	$7,722,279	$26,797,361
Dividend income—affiliated issuers (Note F)	—	—	—
Interest and other income—unaffiliated issuers	222,171	287,091	479,581
Income from securities loaned—net	—	6,288	—
Tax reclaims (Note A)	—	—	—
Foreign taxes withheld	(16,955)	(859,841)	(416,072)
Total income	$1,609,113	$7,155,817	$26,860,870
Expenses:
Investment management fees (Note B)	464,664	3,443,081	4,670,996
Administration fees (Note B):
Investor Class	—	—	—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	134,813	417,601	1,005,393
Class A	5,174	50,435	397,086
Class C	2,634	4,146	118,969
Class R3	—	1,470	1,689
Class R6	27	23,536	—
Distribution fees (Note B):
Trust Class	—	—	—
Advisor Class	—	—	—
Class A	4,975	48,495	381,813
Class C	10,129	15,946	457,574
Class R3	—	2,826	3,249
Shareholder servicing agent fees:
Investor Class	—	—	—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	542	71,295	3,054
Class A	1,200	3,154	6,448
Class C	149	324	2,121
Class R3	—	775	231
Class R6	107	1,485	—
Class E	—	—	103
Audit fees	48,558	62,785	64,423
Custodian and accounting fees	48,895	413,449	121,756
Insurance	2,401	11,614	26,625
Legal fees	67,143	84,299	67,350
Registration and filing fees	65,321	86,277	83,520
Shareholder reports	3,793	14,332	42,179
Trustees' fees and expenses	56,818	57,407	58,380
Interest	—	17,262	—
Miscellaneous and other fees (Note A)	17,367	277,901	76,142
Total expenses	934,710	5,109,895	7,589,101

See Notes to Financial Statements

Focus Fund	Genesis Fund	International Equity Fund	International Select Fund	International Small Cap Fund
For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024

$7,594,105	$79,784,227	$27,047,835	$3,857,885	$89,402
—	15,985,476	—	—	—
1,200,728	5,869,974	461,445	138,694	5,327
22,248	—	166,692	8,265	4,156
—	—	3,962,891	—	—
(314,542)	(292,007)	(1,935,241)	(263,840)	(11,428)
$8,502,539	$101,347,670	$29,703,622	$3,741,004	$87,457

3,486,684	65,887,213	8,374,450	857,360	30,741

1,572,282	4,323,227	184,740	—	—
126,470	4,050,899	88,707	19,945	—
3,708	384,694	—	—	—
29,633	3,767,637	1,271,558	217,153	4,307
6,669	—	29,963	10,085	841
645	—	9,624	1,740	320
—	—	—	3,755	—
—	2,254,851	21,435	68	149

31,618	—	—	4,986	—
2,318	240,434	—	—	—
6,412	—	28,810	9,697	809
2,479	—	37,015	6,692	1,229
—	—	—	7,221	—

267,013	743,437	64,257	—	—
1,053	5,203	1,079	3,419	—
816	3,938	—	—	—
530	11,870	4,482	767	199
490	—	2,584	589	406
221	—	579	392	96
—	—	—	477	—
—	20,681	3,540	122	147
—	104	103	—	—
57,452	63,203	61,658	57,132	50,605
93,990	789,968	203,707	80,016	52,087
16,915	262,215	26,795	4,045	97
67,663	76,188	67,148	67,143	67,143
102,468	172,936	100,413	104,741	64,564
18,567	376,604	35,583	4,047	2,218
57,877	82,436	58,610	56,938	56,655
—	—	—	2,326	—
84,115	532,700	505,279	29,889	19,116
6,038,088	84,050,438	11,182,119	1,550,745	351,729

Statements of Operations   (cont’d)
Neuberger Berman Equity Funds

	Dividend Growth Fund	Emerging Markets Equity Fund	Equity Income Fund
	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024
Expenses reimbursed by Management (Note B)	(272,013)	(723,001)	—
Fees waived (Note B)	—	(347,031)	(181,018)
Total net expenses	662,697	4,039,863	7,408,083
Net investment income/(loss)	$946,416	$3,115,954	$19,452,787

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	2,711,788	38,422,916 *	39,042,780
Transactions in investment securities of affiliated issuers	—	—	—
Redemption in-kind	—	—	—
Settlement of foreign currency transactions	(1,673)	(503,138)	20,755
Expiration or closing of option contracts written	—	—	678,445
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	14,087,197	(1,601,312)**	93,799,588
Investment securities of affiliated issuers	—	—	—
Foreign currency translations	1,481	(644)	10,928
Option contracts written	—	—	(96,176)
Net gain/(loss) on investments	16,798,793	36,317,822	133,456,320
Net increase/(decrease) in net assets resulting from operations	$17,745,209	$39,433,776	$152,909,107

*	Net of foreign capital gains tax of $4,905,372 for Emerging Markets Equity.
**	Change in accrued foreign capital gains tax amounted to $(558,225) for Emerging Markets Equity.
See Notes to Financial Statements

Focus Fund	Genesis Fund	International Equity Fund	International Select Fund	International Small Cap Fund
For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024
(1,463)	—	(181,017)	(253,176)	(311,348)
—	(1,001,237)	(1,776,815)	—	—
6,036,625	83,049,201	9,224,287	1,297,569	40,381
$2,465,914	$18,298,469	$20,479,335	$2,443,435	$47,076

30,317,952	275,405,638	19,956,028	3,332,423	(185,322)
—	32,072,129	—	—	—
—	365,127,688	—	—	—
(122,404)	(1,877)	173,941	33,297	(3,276)
—	—	—	—	—

122,678,630	829,996,762	159,417,638	24,049,264	838,486
—	(101,145,088)	—	—	—
43,694	—	222,711	39,335	3,986
—	—	—	—	—
152,917,872	1,401,455,252	179,770,318	27,454,319	653,874
$155,383,786	$1,419,753,721	$200,249,653	$29,897,754	$700,950

Statements of Operations   (cont’d)
Neuberger Berman Equity Funds

	Intrinsic Value Fund	Large Cap Growth Fund**	Large Cap Value Fund
	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$9,404,712	$19,190,353	$287,875,681
Interest and other income—unaffiliated issuers	1,596,040	757,618	6,904,336
Income from securities loaned—net	—	22,006	96,183
Foreign taxes withheld	(12,860)	(187,249)	(979,739)
Total income	$10,987,892	$19,782,728	$293,896,461
Expenses:
Investment management fees (Note B)	10,289,858	10,812,683	43,021,234
Administration fees (Note B):
Investor Class	—	4,396,825	3,874,794
Trust Class	—	177,656	403,851
Advisor Class	—	876	509,864
Institutional Class	1,786,962	784,400	10,911,517
Class A	183,102	71,301	486,624
Class C	45,723	42,093	614,079
Class R3	—	4,181	27,180
Class R6	55,715	2,496	333,198
Distribution fees (Note B):
Trust Class	—	44,414	100,963
Advisor Class	—	547	318,665
Class A	176,060	68,559	467,908
Class C	175,857	161,896	2,361,843
Class R3	—	8,040	52,269
Shareholder servicing agent fees:
Investor Class	—	660,306	651,155
Trust Class	—	1,335	2,037
Advisor Class	—	627	2,264
Institutional Class	12,282	2,647	31,284
Class A	5,758	2,233	36,322
Class C	1,195	467	12,677
Class R3	—	290	3,031
Class R6	11,134	2,131	31,383
Class E	—	—	103
Audit fees	53,858	62,143	58,835
Blocker administration fees	—	2,466	—
Custodian and accounting fees	219,309	205,732	779,913
Insurance	36,665	54,852	313,193
Legal fees	67,143	76,268	67,417
Registration and filing fees	110,659	196,108	505,887
Shareholder reports	132,270	70,850	624,805
Trustees' fees and expenses	59,516	60,906	83,842
Interest	69,004	—	—
Miscellaneous and other fees (Note A)	91,146	155,197	644,603
Total expenses	13,583,216	18,130,525	67,332,740

See Notes to Financial Statements

Mid Cap Growth Fund	Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Real Estate Fund	Small Cap Growth Fund	Sustainable Equity Fund	U.S. Equity Impact Fund
For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024

$8,385,442	$858,699	$2,652,208	$23,149,738	$1,171,563	$13,188,365	$130,745
1,112,435	15,160	151,559	664,847	489,172	134,995	17,511
12,667	—	—	—	18,892	—	—
(20,277)	(2,214)	(15,635)	(2,297)	(619)	(119,096)	(3,898)
$9,490,267	$871,645	$2,788,132	$23,812,288	$1,679,008	$13,204,264	$144,358

7,851,954	303,228	1,461,302	5,773,903	2,826,244	7,043,642	84,744

1,285,273	83,071	—	—	162,002	1,008,214	—
112,954	24,016	—	349,202	15,013	485,445	—
26,089	—	—	—	7,530	—	—
676,568	21,755	173,244	591,120	228,845	878,134	17,840
76,828	3,586	80,252	144,147	46,474	386,139	468
14,732	2,113	27,996	18,929	12,572	91,846	85
21,297	1,199	—	34,320	22,561	42,508	—
294,671	10	—	73,924	42,880	57,012	—

—	6,004	—	87,301	3,753	121,361	—
16,306	—	—	—	4,706	—	—
73,873	3,449	77,165	138,603	44,687	371,288	450
56,661	8,126	107,677	72,804	48,355	353,255	328
40,955	2,306	—	66,001	43,387	81,747	—

269,784	18,305	—	—	60,738	248,243	—
1,106	1,149	—	14,902	936	3,091	—
676	—	—	—	1,004	—	—
4,627	570	1,601	5,341	3,188	4,035	207
3,728	744	2,959	6,288	7,370	6,603	329
701	287	919	1,809	481	2,332	111
1,766	348	—	3,470	2,170	1,412	—
13,887	105	—	11,282	9,161	6,696	—
—	—	103	103	—	1,575	—
55,358	48,411	51,563	55,972	51,295	59,158	48,795
—	—	—	—	—	—	—
153,736	53,934	51,673	103,129	68,906	144,754	41,827
41,061	1,430	5,808	18,395	9,255	35,056	243
96,354	67,240	66,911	69,425	70,154	85,751	66,286
138,148	114,427	52,101	114,309	136,625	124,389	49,230
102,497	5,802	10,325	75,112	27,546	242,686	1,773
59,678	56,754	57,114	58,062	57,276	59,319	56,670
—	—	—	—	—	—	—
99,311	18,076	24,848	52,412	32,527	105,434	12,908
11,590,579	846,445	2,253,561	7,940,265	4,047,641	12,051,125	382,294

Statements of Operations   (cont’d)
Neuberger Berman Equity Funds

	Intrinsic Value Fund	Large Cap Growth Fund**	Large Cap Value Fund
	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024
Expenses reimbursed by Management (Note B)	—	(1,230)	—
Fees waived (Note B)	—	—	(681,182)
Total net expenses	13,583,216	18,129,295	66,651,558
Net investment income/(loss)	$(2,595,324)	$1,653,433	$227,244,903

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(9,783,338)	132,616,002	(100,781,801)
Transactions in investment securities of affiliated issuers	(119,544)	—	—
Redemption in-kind	—	—	—
Settlement of foreign currency transactions	—	—	623
Expiration or closing of option contracts written	—	(869,344)	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	133,334,342	381,520,013	1,109,639,892
Investment securities of affiliated issuers	(3,350,438)	—	—
Foreign currency translations	—	—	—
Option contracts written	—	(68,137)	—
Net gain/(loss) on investments	120,081,022	513,198,534	1,008,858,714
Net increase/(decrease) in net assets resulting from operations	$117,485,698	$514,851,967	$1,236,103,617

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
See Notes to Financial Statements

Mid Cap Growth Fund	Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Real Estate Fund	Small Cap Growth Fund	Sustainable Equity Fund	U.S. Equity Impact Fund
For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2024
—	(302,976)	—	(1,398,837)	(821,632)	—	(271,857)
—	—	(519,034)	(132,799)	—	(87,684)	—
11,590,579	543,469	1,734,527	6,408,629	3,226,009	11,963,441	110,437
$(2,100,312)	$328,176	$1,053,605	$17,403,659	$(1,547,001)	$1,240,823	$33,921

173,205,283	2,261,453	12,766,251	(26,240,863)	39,820,317	124,162,558	163,368
—	—	—	—	—	—	—
—	—	34,403,161	—	—	—	—
(85)	—	—	—	—	28,901	(30)
—	—	—	—	—	—	—

124,402,140	4,930,116	6,680,340	155,199,767	55,272,374	269,391,949	2,678,277
—	—	—	—	—	—	—
—	—	—	—	—	64,178	—
—	—	—	—	—	—	—
297,607,338	7,191,569	53,849,752	128,958,904	95,092,691	393,647,586	2,841,615
$295,507,026	$7,519,745	$54,903,357	$146,362,563	$93,545,690	$394,888,409	$2,875,536

Statements of Changes in Net Assets
Neuberger Berman Equity Funds
	Dividend Growth Fund		Emerging Markets Equity Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$946,416	$925,550	$3,115,954	$8,120,089
Net realized gain/(loss) on investments	2,710,115	1,986,531	37,919,778	(58,969,376)
Change in net unrealized appreciation/(depreciation) of investments	14,088,678	6,544,962	(1,601,956)	22,460,385
Net increase/(decrease) in net assets resulting from operations	17,745,209	9,457,043	39,433,776	(28,388,902)
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	(2,444,477)	(2,759,628)	(3,876,201)	(2,288,362)
Class A	(47,156)	(63,823)	(230,896)	(41,016)
Class C	(17,421)	(27,828)	(8,949)	—
Class R3	—	—	(5,286)	—
Class R6	(1,920)	(1,473)	(812,972)	(628,776)
Class E	—	—	—	—
Total distributions to shareholders	(2,510,974)	(2,852,752)	(4,934,304)	(2,958,154)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	11,602,170	12,686,520	41,017,325	106,789,553
Class A	217,472	329,207	3,435,711	6,936,979
Class C	21,748	219,514	192,102	44,035
Class R3	—	—	103,855	120,076
Class R6	—	24,835	1,801,844	42,442,937
Class E	—	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	2,444,477	2,759,628	1,400,176	942,041
Class A	45,528	63,287	139,167	24,634
Class C	17,222	27,530	5,534	—
Class R3	—	—	4,427	—
Class R6	775	—	812,167	628,348
Class E	—	—	—	—

See Notes to Financial Statements

Equity Income Fund		Focus Fund		Genesis Fund		International Equity Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023

$19,452,787	$26,508,151	$2,465,914	$2,557,398	$18,298,469	$24,888,160	$20,479,335	$16,931,477
39,741,980	40,178,725	30,195,548	(19,305,397)	672,603,578	893,902,959	20,129,969	(2,136,465)
93,714,340	(43,697,273)	122,722,324	83,812,813	728,851,674	(10,994,099)	159,640,349	129,297,419
152,909,107	22,989,603	155,383,786	67,064,814	1,419,753,721	907,797,020	200,249,653	144,092,431

—	—	(3,443,518)	(278,198)	(49,894,093)	(157,467,474)	(1,645,070)	(3,437,897)
—	—	(118,742)	—	(30,824,987)	(96,872,691)	(490,803)	(1,103,302)
—	—	(1,063)	—	(2,964,451)	(10,450,077)	—	—
(39,502,484)	(60,206,003)	(143,425)	(39,253)	(78,199,113)	(246,894,989)	(21,478,209)	(43,553,898)
(8,642,694)	(12,252,123)	(10,073)	—	—	—	(248,465)	(562,854)
(2,276,877)	(3,992,741)	—	—	—	—	(38,373)	(196,788)
(33,982)	(40,526)	—	—	—	—	—	—
—	—	—	—	(149,634,166)	(437,617,948)	(1,124,340)	(1,667,384)
(2,246,354)	(2,610,375)	—	—	(5,752,804)	(14,027,624)	(1,232,673)	(1,646,328)
(52,702,391)	(79,101,768)	(3,716,821)	(317,451)	(317,269,614)	(963,330,803)	(26,257,933)	(52,168,451)

—	—	2,507,942	1,354,174	110,826,450	85,388,310	1,191,419	1,266,880
—	—	408,563	152,829	71,416,820	107,290,954	938,886	936,837
—	—	176,448	183,508	11,674,599	14,126,303	—	—
66,784,131	128,240,833	4,198,046	4,703,099	1,060,029,181	1,064,650,311	63,767,537	158,292,291
11,146,132	22,745,854	65,271	418,570	—	—	1,797,901	2,890,501
1,044,750	1,020,952	5,000	71,312	—	—	86,035	612,791
253,979	195,392	—	—	—	—	—	—
—	—	—	—	533,685,586	483,765,344	10,806,209	13,969,412
2,675,275	3,478,080	—	—	14,760,530	9,507,013	3,038,533	2,347,169

—	—	3,131,472	252,298	48,128,651	152,259,267	1,524,207	3,238,543
—	—	118,198	—	30,668,011	96,363,069	423,961	968,124
—	—	1,063	—	2,922,490	10,242,972	—	—
36,187,274	54,296,750	141,625	38,610	69,723,365	222,016,028	17,066,346	33,895,492
6,456,141	9,239,787	9,639	—	—	—	168,637	362,380
2,159,205	3,772,531	—	—	—	—	27,034	151,429
33,982	40,526	—	—	—	—	—	—
—	—	—	—	148,996,818	436,411,049	1,123,902	1,666,263
2,246,353	2,610,375	—	—	5,752,804	14,027,624	1,232,673	1,646,328

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	Dividend Growth Fund		Emerging Markets Equity Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Payments for shares redeemed:
Investor Class	$—	$—	$—	$—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	(9,534,373)	(7,227,695)	(351,420,229)	(283,004,909)
Class A	(203,635)	(343,684)	(7,241,920)	(6,069,787)
Class C	(220,729)	(125,101)	(863,663)	(1,456,161)
Class R3	—	—	(217,481)	(167,326)
Class R6	(31,362)	—	(103,679,736)	(72,077,660)
Class E	—	—	—	—
Net increase/(decrease) from Fund share transactions	4,359,293	8,414,041	(414,510,721)	(204,847,240)
Net Increase/(Decrease) in Net Assets	19,593,528	15,018,332	(380,011,249)	(236,194,296)
Net Assets:
Beginning of year	85,310,076	70,291,744	590,236,168	826,430,464
End of year	$104,903,604	$85,310,076	$210,224,919	$590,236,168
See Notes to Financial Statements

Equity Income Fund		Focus Fund		Genesis Fund		International Equity Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023

$—	$—	$(52,978,119)	$(47,796,579)	$(215,779,566)	$(230,979,996)	$(9,905,889)	$(6,941,462)
—	—	(4,590,862)	(4,913,700)	(215,069,527)	(170,477,251)	(3,435,072)	(3,466,140)
—	—	(395,445)	(314,937)	(24,157,166)	(29,690,682)	—	—
(179,805,904)	(264,306,442)	(5,195,246)	(7,249,538)	(1,271,698,434)	(1,304,682,687)	(174,355,206)	(352,167,732)
(33,821,347)	(35,754,984)	(627,275)	(186,972)	—	—	(3,376,206)	(3,488,881)
(16,052,742)	(16,560,712)	(31,168)	(128,959)	—	—	(1,546,726)	(1,779,634)
(207,300)	(144,558)	—	—	—	—	—	—
—	—	—	—	(960,595,809)	(794,540,811)	(10,940,871)	(4,718,510)
(2,646,219)	(3,684,854)	—	—	(15,685,473)	(11,221,734)	(3,425,009)	(2,585,179)
(103,546,290)	(94,810,470)	(53,054,848)	(53,416,285)	(594,400,670)	154,455,083	(103,791,699)	(152,903,098)
(3,339,574)	(150,922,635)	98,612,117	13,331,078	508,083,437	98,921,300	70,200,021	(60,979,118)

954,689,457	1,105,612,092	620,613,740	607,282,662	10,048,045,949	9,949,124,649	1,053,804,298	1,114,783,416
$951,349,883	$954,689,457	$719,225,857	$620,613,740	$10,556,129,386	$10,048,045,949	$1,124,004,319	$1,053,804,298

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	International Select Fund		International Small Cap Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$2,443,435	$2,260,689	$47,076	$43,933
Net realized gain/(loss) on investments	3,365,720	682,071	(188,598)	(253,204)
Change in net unrealized appreciation/(depreciation) of investments	24,088,599	15,928,337	842,472	464,087
Net increase/(decrease) in net assets resulting from operations	29,897,754	18,871,097	700,950	254,816
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	—	—	—	—
Trust Class	(123,832)	(215,443)	—	—
Advisor Class	—	—	—	—
Institutional Class	(4,021,647)	(6,195,661)	(48,432)	(125,152)
Class A	(99,168)	(151,903)	(4,512)	(9,979)
Class C	(12,987)	(23,059)	(874)	(6,054)
Class R3	(33,943)	(57,393)	—	—
Class R6	(3,828)	(11,271)	(5,483)	(13,641)
Class E	—	—	—	—
Total distributions to shareholders	(4,295,405)	(6,654,730)	(59,301)	(154,826)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	—	—	—	—
Trust Class	37,829	64,240	—	—
Advisor Class	—	—	—	—
Institutional Class	23,312,072	21,785,230	189,790	166,878
Class A	565,639	876,054	18,292	719,099
Class C	162,007	244,219	7,750	—
Class R3	199,493	250,478	—	—
Class R6	13,181	19,957	17,685	22,998
Class E	—	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	—	—	—	—
Trust Class	117,631	205,399	—	—
Advisor Class	—	—	—	—
Institutional Class	3,958,996	6,061,633	48,432	125,152
Class A	50,411	86,028	2,724	3,708
Class C	11,363	14,285	—	—
Class R3	33,942	57,393	—	—
Class R6	179	246	921	1,533
Class E	—	—	—	—

See Notes to Financial Statements

Intrinsic Value Fund		Large Cap Growth Fund**		Large Cap Value Fund		Mid Cap Growth Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023

$(2,595,324)	$(922,460)	$1,653,433	$3,665,902	$227,244,903	$261,185,430	$(2,100,312)	$608,761
(9,902,882)	4,542,572	131,746,658	81,531,328	(100,781,178)	(90,314,698)	173,205,198	70,465,317
129,983,904	80,196,204	381,451,876	216,891,806	1,109,639,892	376,740,911	124,402,140	(5,729,745)
117,485,698	83,816,316	514,851,967	302,089,036	1,236,103,617	547,611,643	295,507,026	65,344,333

—	—	(68,657,370)	(80,242,616)	(36,302,389)	(25,667,868)	(14,911,568)	(20,409,828)
—	—	(1,745,237)	(2,101,696)	(2,339,486)	(1,656,907)	(1,024,271)	(1,886,780)
—	—	(8,195)	(12,116)	(2,612,623)	(1,693,906)	(223,857)	(344,904)
(3,376,623)	(42,990,141)	(21,249,627)	(10,617,448)	(203,540,349)	(159,027,306)	(13,321,973)	(19,973,419)
(239,897)	(1,818,245)	(1,056,552)	(808,173)	(4,231,873)	(2,908,992)	(904,971)	(1,682,755)
(49,049)	(746,500)	(567,904)	(217,408)	(3,438,455)	(1,554,942)	(168,564)	(287,641)
—	—	(62,413)	(74,404)	(228,465)	(106,777)	(258,289)	(404,486)
(294,518)	(3,543,265)	(147,567)	(15,311)	(17,990,243)	(7,029,355)	(17,751,428)	(23,068,198)
—	—	—	—	(4,949,289)	(3,530,987)	—	—
(3,960,087)	(49,098,151)	(93,494,865)	(94,089,172)	(275,633,172)	(203,177,040)	(48,564,921)	(68,058,011)

—	—	17,167,716	8,994,361	34,172,692	119,329,009	2,301,323	2,590,378
—	—	1,815,990	1,071,688	5,216,170	30,168,470	1,628,460	2,592,752
—	—	54,985	16,567	9,675,147	17,897,666	2,106,984	1,642,778
380,272,907	556,276,108	269,731,559	251,713,385	1,839,837,968	5,104,567,522	78,012,798	49,530,095
27,052,120	41,083,272	12,337,888	13,650,431	33,489,309	93,138,487	6,349,379	7,289,003
2,603,952	3,482,615	14,692,004	8,223,390	21,961,214	91,736,080	535,615	428,847
—	—	924,655	1,345,157	2,472,082	7,550,536	1,282,921	1,238,825
11,268,996	2,828,128	6,054,338	4,718,679	364,547,855	414,373,857	141,962,252	87,220,337
—	—	—	—	7,764,749	13,252,143	—	—

—	—	64,167,383	74,889,100	34,543,863	24,586,220	14,221,284	19,507,145
—	—	1,733,299	2,086,841	2,247,216	1,582,555	1,020,835	1,882,214
—	—	8,195	12,013	2,440,398	1,614,247	156,148	250,267
3,082,985	39,209,852	21,203,090	10,566,804	182,159,405	142,010,719	13,176,152	19,784,226
215,934	1,544,431	909,329	755,925	2,679,395	1,856,617	840,108	1,522,568
40,121	616,432	567,904	216,421	2,735,348	1,184,494	167,082	285,731
—	—	61,965	71,220	226,435	106,018	250,812	395,064
289,535	3,481,052	145,855	13,415	14,534,393	5,831,814	16,897,827	21,873,455
—	—	—	—	4,949,289	3,530,987	—	—

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	International Select Fund		International Small Cap Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Payments for shares redeemed:
Investor Class	$—	$—	$—	$—
Trust Class	(376,010)	(350,369)	—	—
Advisor Class	—	—	—	—
Institutional Class	(28,166,686)	(21,644,119)	(146,722)	(302,778)
Class A	(841,029)	(464,642)	(12,793)	(616,249)
Class C	(249,958)	(178,598)	—	—
Class R3	(230,886)	(249,408)	—	—
Class R6	(14,945)	(156,896)	(23,342)	(6,247)
Class E	—	—	—	—
Net increase/(decrease) from Fund share transactions	(1,416,771)	6,621,130	102,737	114,094
Net Increase/(Decrease) in Net Assets	24,185,578	18,837,497	744,386	214,084
Net Assets:
Beginning of year	148,418,243	129,580,746	3,466,579	3,252,495
End of year	$172,603,821	$148,418,243	$4,210,965	$3,466,579

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
See Notes to Financial Statements

Intrinsic Value Fund		Large Cap Growth Fund**		Large Cap Value Fund		Mid Cap Growth Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023

$—	$—	$(122,303,688)	$(86,747,271)	$(256,484,015)	$(189,500,401)	$(38,583,428)	$(32,655,135)
—	—	(4,422,469)	(4,174,601)	(45,224,161)	(34,061,068)	(20,132,446)	(20,191,986)
—	—	(45,648)	(2,006,442)	(30,265,305)	(23,665,753)	(4,392,215)	(3,073,485)
(726,652,370)	(478,964,158)	(231,586,066)	(131,826,447)	(5,666,844,418)	(3,765,606,151)	(148,438,994)	(80,681,044)
(63,871,728)	(18,217,765)	(14,841,048)	(5,456,857)	(104,676,091)	(88,072,490)	(7,129,358)	(20,251,444)
(5,954,392)	(5,260,137)	(6,856,374)	(744,298)	(93,135,982)	(54,612,305)	(1,649,633)	(2,260,884)
—	—	(840,133)	(902,785)	(5,880,252)	(3,462,648)	(2,949,129)	(3,067,366)
(11,921,333)	(5,715,184)	(4,537,824)	(733,269)	(337,556,266)	(211,699,410)	(159,882,803)	(106,504,213)
—	—	—	—	(10,364,969)	(9,740,869)	—	—
(383,573,273)	140,364,646	26,142,905	145,753,427	(3,984,778,531)	1,693,896,346	(102,248,026)	(50,651,872)
(270,047,662)	175,082,811	447,500,007	353,753,291	(3,024,308,086)	2,038,330,949	144,694,079	(53,365,550)

1,550,567,949	1,375,485,138	2,063,360,733	1,709,607,442	12,321,045,628	10,282,714,679	1,550,899,720	1,604,265,270
$1,280,520,287	$1,550,567,949	$2,510,860,740	$2,063,360,733	$9,296,737,542	$12,321,045,628	$1,695,593,799	$1,550,899,720

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	Mid Cap Intrinsic Value Fund		Multi-Cap Opportunities Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$328,176	$523,553	$1,053,605	$1,115,845
Net realized gain/(loss) on investments	2,261,453	960,310	47,169,412	68,537,297
Change in net unrealized appreciation/(depreciation) of investments	4,930,116	581,246	6,680,340	(36,364,127)
Net increase/(decrease) in net assets resulting from operations	7,519,745	2,065,109	54,903,357	33,289,015
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	(633,193)	(287,713)	—	—
Trust Class	(103,277)	(37,102)	—	—
Institutional Class	(301,094)	(126,524)	(21,534,057)	(37,060,949)
Class A	(24,833)	(6,436)	(5,739,309)	(8,086,525)
Class C	(11,462)	(517)	(2,194,052)	(3,263,173)
Class R3	(6,474)	(2,477)	—	—
Class R6	(664)	(319)	—	—
Class E	—	—	(16,174,102)	(17,374,016)
Total distributions to shareholders	(1,080,997)	(461,088)	(45,641,520)	(65,784,663)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	1,152,262	934,440	—	—
Trust Class	66,414	132,516	—	—
Advisor Class	—	—	—	—
Institutional Class	5,488,949	1,911,569	66,909,099	20,726,163
Class A	540,230	171,864	3,345,480	5,532,412
Class C	93,533	39,220	843,649	842,190
Class R3	125,613	57,215	—	—
Class R6	—	—	—	—
Class E	—	—	3,642,472	3,890,706
Proceeds from reinvestment of dividends and distributions:
Investor Class	592,032	267,112	—	—
Trust Class	101,474	36,494	—	—
Institutional Class	300,240	125,951	17,133,845	31,371,298
Class A	21,421	5,187	5,219,305	7,391,050
Class C	11,462	518	2,057,171	2,961,230
Class R3	6,057	2,375	—	—
Class R6	—	—	—	—
Class E	—	—	16,174,101	17,374,016

See Notes to Financial Statements

Real Estate Fund		Small Cap Growth Fund		Sustainable Equity Fund		U.S. Equity Impact Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023

$17,403,659	$22,778,435	$(1,547,001)	$(1,395,227)	$1,240,823	$5,309,020	$33,921	$29,615
(26,240,863)	(4,381,824)	39,820,317	(22,616,841)	124,191,459	148,765,663	163,338	35,180
155,199,767	(129,493,751)	55,272,374	29,762,333	269,456,127	24,570,523	2,678,277	726,632
146,362,563	(111,097,140)	93,545,690	5,750,265	394,888,409	178,645,206	2,875,536	791,427

—	—	—	—	(34,091,548)	(30,511,733)	—	—
(1,904,526)	(11,957,346)	—	—	(10,171,390)	(9,291,787)	—	—
(9,383,597)	(67,726,340)	—	—	(51,244,168)	(52,025,760)	(36,860)	(8,317)
(1,113,518)	(7,754,027)	—	—	(13,554,173)	(11,928,777)	(147)	(69)
(88,987)	(928,387)	—	—	(3,120,885)	(3,107,315)	—	—
(232,595)	(1,633,524)	—	—	(1,457,345)	(1,376,743)	—	—
(3,638,799)	(15,963,377)	—	—	(11,017,419)	(13,950,782)	—	—
(516,522)	(2,044,242)	—	—	(1,920,738)	—	—	—
(16,878,544)	(108,007,243)	—	—	(126,577,666)	(122,192,897)	(37,007)	(8,386)

—	—	1,208,656	891,089	23,658,854	14,917,714	—	—
3,518,069	6,602,666	66,255	314,323	11,768,613	6,230,963	—	—
—	—	187,985	430,117	—	—	—	—
161,085,953	143,707,987	63,393,448	70,203,382	70,082,882	71,493,383	203,689	4,487,814
9,757,462	17,349,226	4,097,199	4,249,481	21,232,979	18,564,588	96,223	46,711
350,197	1,728,041	1,445,019	683,832	2,127,841	1,514,734	—	—
2,323,670	2,344,713	2,795,339	4,472,642	2,434,562	1,792,006	—	—
27,543,531	51,323,423	28,703,703	55,763,063	42,022,342	24,245,001	—	—
2,259,282	2,201,659	—	—	23,425,641	—	—	—

—	—	—	—	33,084,898	29,292,175	—	—
1,885,751	11,833,043	—	—	10,115,819	9,232,461	—	—
8,759,264	59,959,207	—	—	45,147,081	45,074,871	36,859	8,317
922,100	7,015,109	—	—	12,239,447	10,836,196	100	53
80,623	813,337	—	—	2,823,701	2,776,795	—	—
232,532	1,633,161	—	—	1,449,944	1,369,488	—	—
3,591,656	15,742,817	—	—	10,897,099	13,900,812	—	—
516,522	2,044,243	—	—	1,920,739	—	—	—

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	Mid Cap Intrinsic Value Fund		Multi-Cap Opportunities Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Payments for shares redeemed:
Investor Class	$(4,597,662)	$(2,471,613)	$—	$—
Trust Class	(679,150)	(438,291)	—	—
Advisor Class	—	—	—	—
Institutional Class	(7,035,242)	(1,409,152)	(101,612,063)	(114,893,524)
Class A	(352,400)	(197,414)	(11,785,359)	(17,122,988)
Class C	(190,936)	(124,635)	(4,609,102)	(5,547,345)
Class R3	(72,224)	(300,215)	—	—
Class R6	(22,049)	—	—	—
Class E	—	—	(7,953,057)	(3,885,275)
Net increase/(decrease) from Fund share transactions	(4,449,976)	(1,256,859)	(10,634,459)	(51,360,067)
Net Increase/(Decrease) in Net Assets	1,988,772	347,162	(1,372,622)	(83,855,715)
Net Assets:
Beginning of year	55,010,256	54,663,094	253,424,172	337,279,887
End of year	$56,999,028	$55,010,256	$252,051,550	$253,424,172
See Notes to Financial Statements

Real Estate Fund		Small Cap Growth Fund		Sustainable Equity Fund		U.S. Equity Impact Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023

$—	$—	$(6,478,161)	$(4,778,963)	$(64,093,613)	$(52,346,614)	$—	$—
(20,798,797)	(29,076,687)	(197,903)	(696,366)	(17,300,821)	(20,002,257)	—	—
—	—	(804,432)	(1,129,401)	—	—	—	—
(267,479,365)	(352,412,010)	(67,140,086)	(63,338,850)	(142,145,849)	(185,914,513)	(106,910)	(257,521)
(21,035,245)	(28,779,686)	(4,848,569)	(5,736,420)	(67,381,423)	(24,149,535)	(51,975)	(10,180)
(2,115,108)	(2,986,729)	(795,137)	(616,077)	(7,636,356)	(8,108,816)	—	—
(3,525,421)	(3,860,156)	(2,947,049)	(1,656,475)	(5,676,745)	(6,470,435)	—	—
(49,651,744)	(30,636,232)	(39,038,075)	(46,160,478)	(71,449,377)	(104,909,139)	—	—
(2,551,014)	(3,354,957)	—	—	(2,228,574)	—	—	—
(144,330,082)	(126,807,825)	(20,351,808)	12,894,899	(63,480,316)	(150,660,122)	177,986	4,275,194
(14,846,063)	(345,912,208)	73,193,882	18,645,164	204,830,427	(94,207,813)	3,016,515	5,058,235

791,383,656	1,137,295,864	339,994,457	321,349,293	1,331,086,760	1,425,294,573	11,118,421	6,060,186
$776,537,593	$791,383,656	$413,188,339	$339,994,457	$1,535,917,187	$1,331,086,760	$14,134,936	$11,118,421

Notes to Financial Statements Equity Fundsß
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Equity Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Dividend Growth Fund ("Dividend Growth"), Neuberger Berman Emerging Markets Equity Fund ("Emerging Markets Equity"), Neuberger Berman Equity Income Fund ("Equity Income"), Neuberger Berman Focus Fund ("Focus"), Neuberger Berman Genesis Fund ("Genesis"), Neuberger Berman International Equity Fund ("International Equity"), Neuberger Berman International Select Fund ("International Select"), Neuberger Berman International Small Cap Fund ("International Small Cap"), Neuberger Berman Intrinsic Value Fund ("Intrinsic Value"), Neuberger Berman Large Cap Growth Fund ("Large Cap Growth"), Neuberger Berman Large Cap Value Fund ("Large Cap Value"), Neuberger Berman Mid Cap Growth Fund ("Mid Cap Growth"), Neuberger Berman Mid Cap Intrinsic Value Fund ("Mid Cap Intrinsic Value"), Neuberger Berman Multi-Cap Opportunities Fund ("Multi-Cap Opportunities"), Neuberger Berman Real Estate Fund ("Real Estate"), Neuberger Berman Small Cap Growth Fund ("Small Cap Growth"), Neuberger Berman Sustainable Equity Fund ("Sustainable Equity") and Neuberger Berman U.S. Equity Impact Fund ("U.S. Equity Impact") (each individually a "Fund," and collectively, the "Funds") are separate operating series of the Trust, each of which (except Real Estate and, as of May 2024, Sustainable Equity (see Report of Votes to Shareholders)) is diversified. Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund (Multi-Cap Opportunities became diversified in December 2012). Nine Funds offer Investor Class shares, eleven offer Trust Class shares, six offer Advisor Class shares, eighteen offer Institutional Class shares, seventeen offer Class A shares, seventeen offer Class C shares, ten offer Class R3 shares, fourteen offer Class R6 shares and seven offer Class E shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company ("RIC"), Large Cap Growth formed NB A24 Guardian Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of Large Cap Growth and Large Cap Growth expects to remain its sole member.
As of August 31, 2024, the value of Large Cap Growth's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$1,132,821	0.0%
ß
Notes to Consolidated Financial Statements for Large Cap Growth

2
Consolidation: The accompanying financial statements of Large Cap Growth present the consolidated accounts of Large Cap Growth and the Blocker. All intercompany accounts and transactions have been eliminated in consolidation.
3
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, preferred stocks, warrants, rights, and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Publicly traded securities acquired via a private investment in public equity (PIPE) transaction are typically valued at a discount to the market price of an issuer’s common stock. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up period and the volatility of the underlying security (Level 1 or Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
4
Foreign currency translations: The accounting records of the Funds and the Blocker are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.
5
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amounts of such proceeds for the year ended August 31, 2024, were $1,823, $68,925, $115,221, $492, $15,594, $500, $196,705, $6,387, $31,733, $56,611, $237,541, $35,555, and $541,172 for Dividend Growth, Equity Income, Focus, Genesis, International Equity, International Select, Intrinsic Value, Large Cap Value, Mid Cap Growth, Mid Cap Intrinsic Value, Multi-Cap Opportunities, Small Cap Growth, and Sustainable Equity, respectively.
6
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a RIC by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at August 31, 2024 were as follows:
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend Growth	$67,524,085	$38,547,732	$1,152,118	$37,395,614
Emerging Markets Equity	189,788,203	46,651,961	24,050,043	22,601,918
Equity Income	625,250,013	327,126,520	3,150,420	323,976,100
Focus	520,494,719	204,345,942	7,100,893	197,245,049
Genesis	5,419,266,502	5,319,895,764	182,354,439	5,137,541,325
International Equity	923,794,969	215,247,903	28,652,156	186,595,747
International Select	143,295,802	31,906,365	3,787,869	28,118,496
International Small Cap	3,440,761	1,007,503	220,166	787,337
Intrinsic Value	998,469,116	451,569,020	168,531,305	283,037,715
Large Cap Growth	1,434,309,736	1,107,392,877	29,073,491	1,078,319,386
Large Cap Value	7,606,290,843	1,733,114,285	134,193,651	1,598,920,634
Mid Cap Growth	1,378,735,645	374,080,981	52,994,288	321,086,693
Mid Cap Intrinsic Value	43,670,176	16,697,580	3,409,448	13,288,132
Multi-Cap Opportunities	129,212,629	123,348,909	316,702	123,032,207
Real Estate	736,352,419	79,659,379	43,571,636	36,087,743
Small Cap Growth	337,022,565	85,552,458	7,191,466	78,360,992
Sustainable Equity	710,505,998	826,984,276	3,522,380	823,461,896
U.S. Equity Impact	11,007,860	3,586,037	432,706	3,153,331

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended August 31, 2024, the Funds recorded permanent reclassifications primarily related to one or more of the following: deemed distributions on shareholder redemptions, prior year true up adjustments, net operating losses written off, non deductible expenses related to partnership investments, non-deductible restructuring and stock issuance costs, and gains (losses) & tax adjustments on securities redeemed in kind. For the year ended August 31, 2024, the Funds recorded the following permanent reclassifications:
	Paid-in Capital	Total Distributable Earnings/(Losses)
Dividend Growth	$75,042	$(75,042)
Emerging Markets Equity	—	—
Equity Income	7,274,323	(7,274,323)
Focus	—	—
Genesis	500,402,864	(500,402,864)
International Equity	3,401,355	(3,401,355)
International Select	201,243	(201,243)
International Small Cap	—	—
Intrinsic Value	(1,235,581)	1,235,581
Large Cap Growth	9,657,499	(9,657,499)
Large Cap Value	1	(1)
Mid Cap Growth	16,635,553	(16,635,553)
Mid Cap Intrinsic Value	202,902	(202,902)
Multi-Cap Opportunities	47,056,752	(47,056,752)
Real Estate	20,593	(20,593)
Small Cap Growth	(1,505,438)	1,505,438
Sustainable Equity	17,202,303	(17,202,303)
U.S. Equity Impact	—	—

The tax character of distributions paid during the years ended August 31, 2024, and August 31, 2023, was as follows:
	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2024	2023	2024	2023	2024	2023	2024	2023
Dividend Growth	$1,050,158	$998,091	$1,460,816	$1,854,661	$—	$—	$2,510,974	$2,852,752
Emerging Markets Equity	4,934,304	2,958,154	—	—	—	—	4,934,304	2,958,154
Equity Income	18,148,850	25,697,792	34,553,541	53,403,976	—	—	52,702,391	79,101,768
Focus	3,716,821	317,451	—	—	—	—	3,716,821	317,451
Genesis	19,138,150	34,207,730	298,131,464	929,123,073	—	—	317,269,614	963,330,803
International Equity	21,860,070	9,780,011	4,397,863	42,388,440	—	—	26,257,933	52,168,451
International Select	3,511,806	1,571,081	783,599	5,083,649	—	—	4,295,405	6,654,730
International Small Cap	59,301	13	—	154,813	—	—	59,301	154,826
Intrinsic Value	—	12,897,599	3,960,087	36,200,552	—	—	3,960,087	49,098,151
Large Cap Growth	7,163,099	—	86,331,766	94,089,172	—	—	93,494,865	94,089,172
Large Cap Value	275,633,172	203,177,040	—	—	—	—	275,633,172	203,177,040
Mid Cap Growth	—	—	48,564,921	68,058,011	—	—	48,564,921	68,058,011
Mid Cap Intrinsic Value	328,937	461,088	752,060	—	—	—	1,080,997	461,088
Multi-Cap Opportunities	1,004,387	1,479,899	44,637,133	64,304,764	—	—	45,641,520	65,784,663
Real Estate	16,878,544	20,284,367	—	87,722,876	—	—	16,878,544	108,007,243
Small Cap Growth	—	—	—	—	—	—	—	—
Sustainable Equity	3,997,941	1,655,795	122,579,725	120,537,102	—	—	126,577,666	122,192,897
U.S. Equity Impact	37,007	8,386	—	—	—	—	37,007	8,386

As of August 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Dividend Growth	$580,146	$1,257,696	$37,398,982	$—	$—	$39,236,824
Emerging Markets Equity	266,901	—	19,121,200	(89,433,065)	—	(70,044,964)
Equity Income	2,881,368	31,764,121	323,985,496	—	—	358,630,985
Focus	815,239	—	197,289,695	(2,898,772)	—	195,206,162
Genesis	3,830,581	216,441,421	5,137,541,325	—	—	5,357,813,327
International Equity	27,012,150	—	186,909,173	(1,730,916)	—	212,190,407
International Select	3,950,718	—	28,189,776	—	—	32,140,494
International Small Cap	64,205	—	791,464	(413,868)	—	441,801
Intrinsic Value	—	—	283,037,715	(5,765,597)	(8,728)	277,263,390
Large Cap Growth	86,572	110,843,070	1,078,319,386	—	(318)	1,189,248,710
Large Cap Value	139,193,681	—	1,598,920,633	(311,490,550)	—	1,426,623,764
Mid Cap Growth	100,041,459	50,844,011	321,086,693	—	—	471,972,163
Mid Cap Intrinsic Value	302,774	2,111,696	13,288,132	—	—	15,702,602
Multi-Cap Opportunities	614,833	112,484	123,032,207	—	—	123,759,524
Real Estate	541,686	—	36,087,742	(35,234,791)	—	1,394,637
Small Cap Growth	—	2,081,767	78,360,992	(534,181)	—	79,908,578

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Sustainable Equity	$1,437,141	$83,541,621	$823,641,443	$—	$—	$908,620,205
U.S. Equity Impact	17,080	—	3,153,332	(437,996)	(4,681)	2,727,735
The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and/or recognized on wash sales and straddles, amortization of organization expenses, tax adjustments related to real estate investment trusts ("REITs") and other investments, and mark-to-market adjustments on passive foreign investment companies ("PFICs").
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at August 31, 2024, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
	Capital Loss Carryforwards
	Long-Term	Short-Term
Emerging Markets Equity	$—	$89,433,065
Focus	—	2,898,772
International Small Cap	368,273	45,595
Intrinsic Value	3,123,090	—
Large Cap Value	21,200,216	290,290,334
Real Estate	30,912,363	4,322,428
U.S. Equity Impact	—	437,996
During the year ended August 31, 2024, Emerging Markets Equity, Focus, International Equity, Small Cap Growth, and U.S. Equity Impact utilized capital loss carryforwards of $40,441,118, $30,317,953, $1,689,096, $38,201,028 and $163,171, respectively.
Under current tax regulations, capital losses realized on investment transactions after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the current tax rules, the Funds may also defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31 and specified losses (ordinary losses from the sale, exchange, or other disposition of property, net foreign currency losses and net PFIC mark to market losses) realized on investment transactions after October 31. For the year ended August 31, 2024, the Funds elected to defer the following late-year ordinary losses and post October capital losses:
	Late-Year Ordinary Loss Deferral	Post October Capital Loss Deferral
International Equity	$—	$1,730,916
Intrinsic Value	2,642,507	—
Small Cap Growth	534,181	—
The Blocker is taxed as a corporation under the U.S. Internal Revenue Code. As of August 31, 2024, Large Cap Growth had a gross deferred tax asset of $35,555 resulting from deferred interest expense, capital losses and net operating losses in the Blocker and a gross deferred tax liability of $90,427 resulting from appreciation of the underlying holding. As of August 31, 2024, the Blocker has a net deferred tax liability of $54,872.
7
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. Emerging Markets Equity accrues capital gains tax on unrealized and realized gains for certain securities. At August 31, 2024, Emerging Markets Equity had accrued capital gains taxes of $3,371,545, which is reflected in the Statements of Assets and Liabilities. For the year ended August 31, 2024, Emerging Markets Equity had realized capital gains taxes of $4,905,372, which is reflected in the Statements of Operations.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), certain of the Funds have filed tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. When any such ECJ tax reclaims are not "more likely than not" to be sustained, no amounts are included in the Statements of Assets and Liabilities. The Funds have determined that certain ECJ tax reclaims are "more likely than not" to be sustained after examination by tax authorities and are included in "Prepaid expenses and other assets" and "Other accrued expenses and payables" in the Statements of Assets and Liabilities for certain of the Funds. The income recognized from these ECJ tax reclaims is included in "Interest and other income—unaffiliated issuers" in the Statements of Operations and the cost to file these additional ECJ tax reclaims (which are excluded from contractual expense limitations) is included in "Miscellaneous and other fees" in the Statements of Operations for certain of the Funds. When the total income and/or expenses from these reclaims exceeds five percent of total income and/or total expenses of a Fund, the income recognized is reflected in "Tax reclaims" and the cost to file these additional reclaims is reflected in "Tax reclaim professional fees" in the Statements of Operations.
8
Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date. However, Equity Income and Real Estate generally distribute net investment income, if any, at the end of each calendar quarter.
It is the policy of Funds that invest in real estate investment trusts ("REITs"), to pass through to their shareholders substantially all REIT distributions and other income they receive, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to these Funds until the following calendar year. At August 31, 2024, these Funds estimated these amounts for the period January 1, 2024 to August 31, 2024 within the financial statements because the 2024 information is not available from the REITs until after each Fund’s fiscal year-end. All estimates are based upon REIT information sources available to these Funds together with actual IRS Forms 1099-DIV received to date. For the year ended August 31, 2024, the character of distributions, if any, paid to shareholders of these Funds disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of these Funds' distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after each Fund’s fiscal year-end. After calendar year-end, when these Funds learn the nature of the distributions paid by REITs during that year, distributions previously identified as income may be recharacterized as return of capital and/or capital gain. After all applicable REITs have informed these Funds of the actual breakdown of distributions paid to these Funds during their fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of these Funds' distributions as reported herein may differ from the final composition determined after calendar year-end and reported to these Funds shareholders on IRS Form 1099-DIV.
9
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., a Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. Each Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
10
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
11
Investment company securities and exchange-traded funds: The Funds may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if a Fund complies with the conditions of the Rule. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
12
Derivative instruments: Certain Funds' use of derivatives during the year ended August 31, 2024, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at August 31, 2024. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Options: Equity Income used options written to generate incremental returns. Large Cap Growth and Large Cap Value used options purchased to gain exposure more efficiently than through a direct purchase of the underlying security, to gain exposure to securities, markets, sectors or geographical areas and to manage or adjust the risk profile of the Fund or the risk of individual positions. Large Cap Growth used options written to enhance total return, to gain exposure more efficiently than through a direct purchase of the underlying security, to gain exposure to securities, markets, sectors or geographical areas and to manage or adjust the risk profile of the Fund or the risk of individual positions.
Premiums paid by a Fund upon purchasing a call or put option are recorded in the asset section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the asset is eliminated. For purchased call options, a Fund's loss is limited to the amount of the option premium paid.
Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.
When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised, a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.
At August 31, 2024, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity Income
Options written
Equity risk	—	$—	Option contracts written, at value	$(169,050)
The impact of the use of these derivative instruments on the Statements of Operations during the year ended August 31, 2024, was as follows:
Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Equity Income
Options written
Equity risk	$678,445	$(96,176)
Large Cap Growth
Options purchased
Equity risk	(349,925)	211,733
Options written
Equity risk	(869,344)	(68,137)
Large Cap Value
Options purchased
Equity risk	(1,340)	-

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Options purchased	Transactions in investment securities of unaffiliated issuers
Options written	Expiration or closing of option contracts written

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Options purchased	Investment securities of unaffiliated issuers
Options written	Option contracts written
While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that Dividend Growth, Emerging Markets Equity, Focus, Genesis, International Equity, International Select, International Small Cap, Intrinsic Value, Mid Cap Growth, Mid Cap Intrinsic

Value, Multi-Cap Opportunities, Real Estate, Small Cap Growth, Sustainable Equity and U.S. Equity Impact did not hold any derivative instruments during the year ended August 31, 2024 that require additional disclosures pursuant to ASC 815.
13
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statements of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
As of August 31, 2024, the Funds listed below had outstanding loans of securities to certain approved brokers each with a value as follows:
Value of Securities Loaned
International Equity	$9,154,743
International Small Cap	196,424
Mid Cap Growth	12,085,870
Small Cap Growth	3,295,977
As of August 31, 2024, the Funds listed below had outstanding loans of securities to certain approved brokers for which each received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks
International Equity	$9,694,170	$—	$—	$—	$9,694,170
International Small Cap	203,543	—	—	—	203,543
Mid Cap Growth	12,376,806	—	—	—	12,376,806
Small Cap Growth	3,360,313	—	—	—	3,360,313

(a)	Amounts represent the payable for collateral received for loaned securities.
14
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. International Equity, International Small Cap, Mid Cap Growth and Small Cap Growth held one or more of these investments at August 31, 2024. The Funds’ securities lending assets at fair value are reported gross in the Statements of Assets and Liabilities. The following tables present securities lending assets by counterparty and net of the related collateral received by a Fund as of August 31, 2024.
Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
International Equity
Securities lending	$9,154,743	$—
International Small Cap
Securities lending	$196,424	$—
Mid Cap Growth
Securities lending	$12,085,870	$—
Small Cap Growth
Securities lending	$3,295,977	$—

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
International Equity
SSB	$9,154,743	$—	$(9,154,743)	$—	$—	$—	$—	$—
Total	$9,154,743	$—	$(9,154,743)	$—	$—	$—	$—	$—
International Small Cap
SSB	$196,424	$—	$(196,424)	$—	$—	$—	$—	$—
Total	$196,424	$—	$(196,424)	$—	$—	$—	$—	$—
Mid Cap Growth
SSB	$12,085,870	$—	$(12,085,870)	$—	$—	$—	$—	$—
Total	$12,085,870	$—	$(12,085,870)	$—	$—	$—	$—	$—
Small Cap Growth
SSB	$3,295,977	$—	$(3,295,977)	$—	$—	$—	$—	$—
Total	$3,295,977	$—	$(3,295,977)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A Net Amount greater than zero represents amounts subject to loss as of August 31, 2024, in the event of a counterparty failure. A Net Amount less than zero represents amounts under-collateralized to each counterparty as of August 31, 2024.

15
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
16
In-kind redemption: In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares ("in-kind redemption"). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/(loss) to paid-in capital. During the year ended August 31, 2024, Genesis and Multi-Cap Opportunities realized net gains of $365,127,688 and $34,403,161, respectively, on $565,814,327 and $46,435,805 of in-kind redemptions, which is comprised of $563,693,471 and $46,410,869 in securities and $2,120,855 and $24,936 in cash, respectively. During the year ended August 31, 2023, Genesis realized net gains of $445,030,369 on $544,192,312 of in-kind redemptions which is comprised of $542,227,847 in securities and $1,964,465 in cash.
17
Investments in private companies: Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering, involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Private placements and other restricted securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value.
18
Other: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
Each Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, each Fund pays NBIA an investment management fee as a percentage of average daily net assets according to the following table:

First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $500 million	Next $500 million	Next $1.5 billion	Next $10 billion	Thereafter
Dividend Growth
0.50%	0.50%	0.50%	0.50%	0.50%	0.475%	0.475%	0.475%	0.45%	0.45%
Emerging Markets Equity(a)
1.00%	0.975%	0.95%	0.925%	0.90%	0.875%	0.875%	0.875%	0.85%	0.85%
Equity Income(b), Focus, International Select, Large Cap Growth, Large Cap Value(b), Mid Cap Growth, Mid Cap Intrinsic Value and Sustainable Equity(b)
0.55%	0.525%	0.50%	0.475%	0.45%	0.425%	0.425%	0.425%	0.40%	0.40%
Genesis(b)
0.85%	0.80%	0.75%	0.70%	0.65%	0.65%	0.65%	0.65%	0.65%	0.60%
International Equity(a)(b)
0.85%	0.825%	0.80%	0.775%	0.75%	0.725%	0.725%	0.70%	0.70%	0.70%
International Small Cap
0.85%	0.825%	0.80%	0.775%	0.75%	0.725%	0.725%	0.725%	0.70%	0.70%
Intrinsic Value and Small Cap Growth
0.85%	0.80%	0.75%	0.70%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%

Multi-Cap Opportunities(b)
0.60%	0.575%	0.55%	0.525%	0.50%	0.475%	0.475%	0.475%	0.45%	0.45%
Real Estate(b)
0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
U.S. Equity Impact
0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
(a)
NBIA has voluntarily agreed to waive and/or reimburse its management fee for the below Funds. NBIA may, at its sole discretion, modify or terminate the voluntary waiver and/or reimbursement without notice to the Fund. Fees voluntarily waived and/or reimbursed are not subject to recovery by NBIA.

Fund	Percentage of Average Daily Net Assets Waived and/or Reimbursed	Effective Date(s)	Management Fees Waived for the Year Ended August 31, 2024
Emerging Markets Equity	0.10%	9/1/23	$347,031
International Equity	0.15%	11/21/22	$1,550,041
(b)
NBIA has contractually agreed to waive its Class E management fee for the below Funds. This undertaking lasts until August 31, 2025 and may not be terminated during its term without the consent of the Board. Management fees contractually waived are not subject to recovery by NBIA.

Fund	Annualized Percentage of Average Daily Net Assets Waived	Effective Date(s)	Management Fees Waived for the Year Ended August 31, 2024
Equity Income	0.52%	1/11/22	$181,018
Genesis	0.66%	1/11/22	$ 1,001,237
International Equity	0.66%	1/11/22	$226,774
Large Cap Value	0.42%	1/11/22	$681,182
Multi-Cap Opportunities	0.60%	1/11/22	$519,034
Real Estate	0.80%	1/11/22	$132,799
Sustainable Equity	0.49%	12/6/23	$87,684
Accordingly, for the year ended August 31, 2024, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of each Fund’s average daily net assets.
Effective Rate
Dividend Growth	0.50%
Emerging Markets Equity	0.99%(a)
Equity Income	0.52%(b)
Focus	0.53%
Genesis	0.66%(c)
International Equity	0.81%(d)
International Select	0.55%
International Small Cap	0.85%
Intrinsic Value	0.74%
Large Cap Growth	0.47%
Large Cap Value	0.42%(e)
Mid Cap Growth	0.49%
Mid Cap Intrinsic Value	0.55%

Effective Rate
Multi-Cap Opportunities	0.60%(f)
Real Estate	0.80%(g)
Small Cap Growth	0.84%
Sustainable Equity	0.49%(h)

(a)	After waivers, 0.89% annual effective net rate of the Fund’s average daily net assets.
(b)	After waivers, 0.50% annual effective net rate of the Fund’s average daily net assets.
(c)	After waivers, 0.65% annual effective net rate of the Fund’s average daily net assets.
(d)	After waivers, 0.64% annual effective net rate of the Fund’s average daily net assets.
(e)	After waivers, 0.41% annual effective net rate of the Fund’s average daily net assets.
(f)	After waivers, 0.39% annual effective net rate of the Fund’s average daily net assets.
(g)	After waivers, 0.78% annual effective net rate of the Fund’s average daily net assets.
(h)	After waivers, 0.49% annual effective net rate of the Fund’s average daily net assets.
Investment management fee waivers are included in the Statements of Operations under the caption "Fees waived".
Each Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the class level and each share class of a Fund, as applicable, pays NBIA an annual administration fee equal to the following: 0.26% for each of Investor Class, Class A, Class C and Class R3; 0.40% for Trust Class and Advisor Class; 0.15% for Institutional Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Class E shares do not pay an administration fee. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Investor Class of each of International Equity, Mid Cap Intrinsic Value and Small Cap Growth and the Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R3 and Class R6 of each Fund that offers those classes so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings apply to a Fund’s direct expenses and exclude interest, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the Blocker are included in the total expenses used to calculate the reimbursement, which Large Cap Growth has agreed to share with the Blocker. For the year ended August 31, 2024, the expenses of the Blocker amounted to $56,673.
At August 31, 2024, the Funds' contingent liabilities to NBIA under the contractual expense limitation agreements were as follows:
			Expenses Reimbursed in Year Ended August 31,
			2022	2023	2024
			Subject to Repayment until August 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027
Dividend Growth Institutional Class	0.69%	8/31/27	$243,453	$241,403	$261,699
Dividend Growth Class A	1.05%	8/31/27	6,190	6,955	6,977
Dividend Growth Class C	1.80%	8/31/27	4,059	3,277	3,077

			Expenses Reimbursed in Year Ended August 31,
			2022	2023	2024
			Subject to Repayment until August 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027
Dividend Growth Class R6	0.59%	8/31/27	$252	$283	$260
Emerging Markets Equity Institutional Class	1.25%(b)	8/31/27	—	360,925	298,501
Emerging Markets Equity Class A	1.50%(b)	8/31/27	20,023	35,496	46,856
Emerging Markets Equity Class C	2.25%(b)	8/31/27	3,857	4,379	3,742
Emerging Markets Equity Class R3	1.91%(b)	8/31/27	218	960	1,144
Emerging Markets Equity Class R6	1.15%(b)	8/31/27	—	66,328	25,727
Equity Income Institutional Class	0.80%	8/31/27	—	—	—
Equity Income Class A	1.16%	8/31/27	—	—	—
Equity Income Class C	1.91%	8/31/27	—	—	—
Equity Income Class R3	1.41%	8/31/27	—	—	—
Focus Trust Class	1.50%	8/31/27	—	—	—
Focus Advisor Class	1.50%	8/31/27	—	—	—
Focus Institutional Class	0.75%	8/31/27	—	1,472	748
Focus Class A	1.11%	8/31/27	323	653	493
Focus Class C	1.86%	8/31/27	227	212	222
Genesis Trust Class	1.50%	8/31/27	—	—	—
Genesis Advisor Class	1.50%	8/31/27	—	—	—
Genesis Institutional Class	0.85%	8/31/27	—	—	—
Genesis Class R6	0.75%	8/31/27	—	—	—
International Equity Investor Class	1.40%	8/31/27	—	—	—
International Equity Trust Class	2.00%	8/31/27	—	—	—
International Equity Institutional Class	0.85%	8/31/27	478,075	232,778	163,216
International Equity Class A	1.21%	8/31/27	7,261	5,259	4,732
International Equity Class C	1.96%	8/31/27	3,047	1,766	1,232
International Equity Class R6	0.75%	8/31/27	15,351	9,720	11,837
International Select Trust Class	1.15%	8/31/27	12,174	14,835	11,304
International Select Institutional Class	0.80%	8/31/27	224,500	223,646	230,593
International Select Class A	1.16%	8/31/27	6,598	6,474	6,724
International Select Class C	1.91%	8/31/27	1,453	1,509	1,445
International Select Class R3	1.41%	8/31/27	2,725	2,875	2,770
International Select Class R6	0.70%	8/31/27	862	516	340
International Small Cap Institutional Class	1.05%	8/31/27	246,079	256,769	246,729
International Small Cap Class A	1.41%	8/31/27	30,271	21,973	28,172
International Small Cap Class C	2.16%	8/31/27	13,167	11,527	10,653
International Small Cap Class R6	0.95%	8/31/27	27,759	27,178	25,794
Intrinsic Value Institutional Class	1.00%	8/31/27	—	—	—
Intrinsic Value Class A	1.36%	8/31/27	—	—	—
Intrinsic Value Class C	2.11%	8/31/27	—	—	—
Intrinsic Value Class R6	0.90%	8/31/27	—	—	—
Large Cap Growth Trust Class	1.50%	8/31/27	—	—	—
Large Cap Growth Advisor Class	1.50%	8/31/27	—	—	—

			Expenses Reimbursed in Year Ended August 31,
			2022	2023	2024
			Subject to Repayment until August 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027
Large Cap Growth Institutional Class	0.75%	8/31/27	$—	$—	$—
Large Cap Growth Class A	1.11%	8/31/27	—	—	—
Large Cap Growth Class C	1.86%	8/31/27	—	—	—
Large Cap Growth Class R3	1.36%	8/31/27	—	—	—
Large Cap Growth Class R6	0.57%(c)(d)	12/31/24	—	—	1,230
Large Cap Value Trust Class	1.50%	8/31/27	—	—	—
Large Cap Value Advisor Class	1.50%	8/31/27	—	—	—
Large Cap Value Institutional Class	0.70%	8/31/27	—	—	—
Large Cap Value Class A	1.11%	8/31/27	—	—	—
Large Cap Value Class C	1.86%	8/31/27	—	—	—
Large Cap Value Class R3	1.36%	8/31/27	—	—	—
Large Cap Value Class R6	0.60%	8/31/27	—	—	—
Mid Cap Growth Trust Class	1.50%	8/31/27	—	—	—
Mid Cap Growth Advisor Class	1.50%	8/31/27	—	—	—
Mid Cap Growth Institutional Class	0.75%	8/31/27	—	—	—
Mid Cap Growth Class A	1.11%	8/31/27	—	—	—
Mid Cap Growth Class C	1.86%	8/31/27	—	—	—
Mid Cap Growth Class R3	1.36%	8/31/27	—	—	—
Mid Cap Growth Class R6	0.65%	8/31/27	—	—	—
Mid Cap Intrinsic Value Investor Class	1.50%(b)	8/31/27	—	3,482	9,216
Mid Cap Intrinsic Value Trust Class	1.25%(b)	8/31/27	25,266	26,407	28,864
Mid Cap Intrinsic Value Institutional Class	0.85%	8/31/27	64,185	63,665	74,104
Mid Cap Intrinsic Value Class A	1.21%	8/31/27	6,666	6,023	7,860
Mid Cap Intrinsic Value Class C	1.96%	8/31/27	4,567	4,347	4,451
Mid Cap Intrinsic Value Class R3	1.46%	8/31/27	3,454	3,273	2,740
Mid Cap Intrinsic Value Class R6	0.75%	8/31/27	243	276	208
Multi-Cap Opportunities Institutional Class	1.00%	8/31/27	—	—	—
Multi-Cap Opportunities Class A	1.36%	8/31/27	—	—	—
Multi-Cap Opportunities Class C	2.11%	8/31/27	—	—	—
Real Estate Trust Class	1.50%(b)	8/31/27	—	—	—
Real Estate Institutional Class	0.85%	8/31/27	1,255,775	968,863	684,581
Real Estate Class A	1.21%	8/31/27	145,137	119,614	101,881
Real Estate Class C	1.96%	8/31/27	20,400	16,910	14,353
Real Estate Class R3	1.46%	8/31/27	33,788	28,692	26,248
Real Estate Class R6	0.75%	8/31/27	264,583	255,521	266,615
Small Cap Growth Investor Class	1.30%(b)	8/31/27	13,701	7,122	15,927
Small Cap Growth Trust Class	1.40%(b)	8/31/27	3,686	3,589	3,497
Small Cap Growth Advisor Class	1.60%(b)	8/31/27	1,172	1,520	1,341
Small Cap Growth Institutional Class	0.90%	8/31/27	427,001	337,846	336,103
Small Cap Growth Class A	1.26%	8/31/27	57,562	46,585	46,373
Small Cap Growth Class C	2.01%	8/31/27	12,074	9,514	11,062

			Expenses Reimbursed in Year Ended August 31,
			2022	2023	2024
			Subject to Repayment until August 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027
Small Cap Growth Class R3	1.51%	8/31/27	$13,738	$17,434	$21,071
Small Cap Growth Class R6	0.80%	8/31/27	146,406	189,641	196,169
Sustainable Equity Trust Class	1.50%	8/31/27	—	—	—
Sustainable Equity Institutional Class	0.75%	8/31/27	—	—	—
Sustainable Equity Class A	1.11%	8/31/27	—	—	—
Sustainable Equity Class C	1.86%	8/31/27	—	—	—
Sustainable Equity Class R3	1.36%	8/31/27	—	—	—
Sustainable Equity Class R6	0.65%	8/31/27	—	—	—
U.S. Equity Impact Institutional Class	0.90%	8/31/27	254,523	243,413	266,638
U.S. Equity Impact Class A	1.26%	8/31/27	7,830	4,848	4,375
U.S. Equity Impact Class C	2.01%	8/31/27	1,429	1,216	844

(a)	Expense limitation per annum of the respective class’s average daily net assets.
(b)
In addition to the contractual undertaking described above, NBIA has voluntarily undertaken to waive fees and/or reimburse certain expenses so that their Operating Expenses, per annum of their respective average daily net assets, are limited to the percentages indicated below. Voluntary reimbursements are not subject to recovery by NBIA and are terminable or subject to modification by NBIA, in its sole discretion, without notice to the Fund.

Class	Voluntary Expense Limitation	Effective Date(s)	Fees Voluntarily Waived for the Year Ended August 31, 2024
Emerging Markets Equity Institutional Class	1.15%	9/1/23	$278,401
Emerging Markets Equity Class A	1.40%	9/1/23	19,398
Emerging Markets Equity Class C	2.15%	9/1/23	1,595
Emerging Markets Equity Class R3	1.81%	9/1/23	565
Emerging Markets Equity Class R6	1.05%	9/1/23	47,072
Mid Cap Intrinsic Value Investor Class	0.96%	1/19/21	172,531
Mid Cap Intrinsic Value Trust Class	1.20%	1/19/21	3,002
Real Estate Trust Class	1.04%	12/16/11	305,159
Small Cap Growth Investor Class	1.01%	1/19/21	180,694
Small Cap Growth Trust Class	1.25%	1/19/21	5,630
Small Cap Growth Advisor Class	1.40%	1/27/21	3,765

(c)	Effective January 1, 2025, the expense limitation will be 0.65%.
(d)	Classes that have had changes to their respective limitations are noted below.

Class	Expense limitation	Prior to
Large Cap Growth Class R6	0.58%	12/18/23
	0.65%	12/19/22

Each Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended August 31, 2024, there were no repayments to NBIA under their respective contractual expense limitation agreement(s).
Each Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below, and bears the advertising and promotion expenses.
However, the Distributor receives fees from the Trust Class of each of Focus, International Select, Large Cap Growth, Large Cap Value, Mid Cap Intrinsic Value, Real Estate, Small Cap Growth and Sustainable Equity, and from the Advisor Class, Class A, Class C and Class R3 of each Fund that offers those classes under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor’s activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these respective classes a fee at the annual rate of 0.10% of such Trust Class’s, 0.25% of such Advisor Class’s, 0.25% of such Class A’s, 1.00% of such Class C’s and 0.50% of such Class R3’s average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plans comply with those rules.
Class A shares of each Fund are generally sold with an initial sales charge of up to 5.75% and no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of each Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.
For the year ended August 31, 2024, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:
	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Dividend Growth Class A	$583	$—	$—	$—
Dividend Growth Class C	—	108	—	—
Emerging Markets Equity Class A	653	—	—	—
Emerging Markets Equity Class C	—	118	—	—
Equity Income Class A	5,825	—	—	—
Equity Income Class C	—	1,328	—	—
Focus Class A	89	—	—	—
Focus Class C	—	—	—	—
International Equity Class A	97	—	—	—
International Equity Class C	—	425	—	—
International Select Class A	46	—	—	—
International Select Class C	—	1,022	—	—

	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
International Small Cap Class A	$—	$—	$—	$—
International Small Cap Class C	—	—	—	—
Intrinsic Value Class A	6,244	—	—	—
Intrinsic Value Class C	—	1,028	—	—
Large Cap Growth Class A	22,318	—	—	—
Large Cap Growth Class C	—	8,621	—	—
Large Cap Value Class A	52,078	—	—	—
Large Cap Value Class C	—	43,672	—	—
Mid Cap Growth Class A	1,456	—	—	—
Mid Cap Growth Class C	—	50	—	—
Mid Cap Intrinsic Value Class A	193	—	—	—
Mid Cap Intrinsic Value Class C	—	—	—	—
Multi-Cap Opportunities Class A	1,544	—	—	—
Multi-Cap Opportunities Class C	—	508	—	—
Real Estate Class A	1,776	—	—	—
Real Estate Class C	—	337	—	—
Small Cap Growth Class A	7,311	—	—	—
Small Cap Growth Class C	—	419	—	—
Sustainable Equity Class A	8,871	—	—	—
Sustainable Equity Class C	—	635	—	—
U.S. Equity Impact Class A	40	—	—	—
U.S. Equity Impact Class C	—	—	—	—
Note C—Securities Transactions:
During the year ended August 31, 2024, there were purchase and sale transactions of long-term securities (excluding written option contracts) as follows:

	Purchases	Sales
Dividend Growth	$19,667,110	$15,810,962
Emerging Markets Equity	373,441,305	788,290,292
Equity Income	253,981,614	388,211,090
Focus	240,498,023	292,589,146
Genesis	1,285,017,839	1,533,484,764
International Equity	650,035,242	765,174,808
International Select	106,096,378	107,359,799
International Small Cap	1,492,453	1,512,111
Intrinsic Value	287,321,427	634,436,304
	Purchases	Sales
Large Cap Growth	$695,931,195	$734,054,098
Large Cap Value	8,248,931,246	12,400,395,906
Mid Cap Growth	1,525,675,085	1,696,360,414
Mid Cap Intrinsic Value	15,898,832	20,908,933
Multi-Cap Opportunities	59,273,944	66,309,083
Real Estate	380,496,300	519,988,918
Small Cap Growth	435,289,219	463,434,539
Sustainable Equity	108,487,792	296,897,655
U.S. Equity Impact	2,037,813	1,858,468
During the year ended August 31, 2024, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:
Share activity for the years ended August 31, 2024, and August 31, 2023, was as follows:
	For the Year Ended August 31, 2024				For the Year Ended August 31, 2023
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Dividend Growth
Institutional Class	595,980	128,724	(488,912)	235,792	734,086	165,050	(416,637)	482,499
Class A	11,257	2,390	(10,310)	3,337	18,617	3,771	(19,469)	2,919
Class C	1,137	910	(11,580)	(9,533)	12,368	1,651	(7,301)	6,718
Class R6	—	41	(1,567)	(1,526)	1,394	—	—	1,394
Emerging Markets Equity
Institutional Class	2,367,365	82,170	(20,115,756)	(17,666,221)	6,247,158	55,742	(16,743,468)	(10,440,568)
Class A	192,540	8,138	(392,401)	(191,723)	406,264	1,452	(352,670)	55,046
Class C	10,667	328	(49,852)	(38,857)	2,623	—	(86,970)	(84,347)
Class R3	5,939	260	(12,370)	(6,171)	7,054	—	(9,803)	(2,749)
Class R6	102,747	47,690	(6,095,025)	(5,944,588)	2,420,393	37,202	(4,282,597)	(1,825,002)
Equity Income
Institutional Class	5,162,696	2,865,397	(14,058,064)	(6,029,971)	9,879,722	4,261,155	(20,523,382)	(6,382,505)
Class A	871,309	514,409	(2,629,168)	(1,243,450)	1,731,360	727,430	(2,786,477)	(327,687)
Class C	85,193	173,507	(1,266,322)	(1,007,622)	79,354	298,054	(1,290,640)	(913,232)
Class R3	19,396	2,704	(16,079)	6,021	15,069	3,189	(11,146)	7,112
Class E	208,720	177,541	(203,084)	183,177	267,004	205,325	(284,197)	188,132
Focus
Investor Class	99,285	126,575	(2,045,575)	(1,819,715)	63,081	12,313	(2,212,301)	(2,136,907)
Trust Class	15,128	4,803	(176,851)	(156,920)	6,972	—	(226,588)	(219,616)
Advisor Class	6,918	43	(15,774)	(8,813)	8,306	—	(14,168)	(5,862)
Institutional Class	158,958	5,706	(203,405)	(38,741)	219,012	1,878	(329,831)	(108,941)
Class A	2,532	392	(24,457)	(21,533)	19,223	—	(8,145)	11,078
Class C	231	—	(1,257)	(1,026)	3,506	—	(6,627)	(3,121)
Genesis
Investor Class	1,820,877	802,947	(3,517,591)	(893,767)	1,459,662	2,778,454	(3,934,750)	303,366
Trust Class	1,182,469	513,616	(3,497,541)	(1,801,456)	1,846,875	1,763,599	(2,929,187)	681,287
Advisor Class	193,913	49,846	(409,174)	(165,415)	245,879	190,354	(515,204)	(78,971)
Institutional Class	17,428,168	1,160,895	(20,926,689)	(2,337,626)	17,984,191	4,045,481	(22,166,279)	(136,607)
Class R6	8,759,969	2,483,694	(15,731,055)	(4,487,392)	8,148,062	7,957,896	(13,578,199)	2,527,759
Class E	240,308	95,944	(257,007)	79,245	163,047	256,025	(191,313)	227,759
International Equity
Investor Class	94,253	125,760	(779,628)	(559,615)	111,021	292,816	(599,064)	(195,227)
Trust Class	74,861	34,951	(272,889)	(163,077)	81,133	87,455	(297,590)	(129,002)
Institutional Class	5,060,539	1,406,954	(13,997,808)	(7,530,315)	13,795,950	3,061,923	(30,826,496)	(13,968,623)
Class A	143,102	13,845	(268,904)	(111,957)	248,169	32,617	(300,556)	(19,770)
Class C	6,596	2,240	(124,093)	(115,257)	52,416	13,816	(155,274)	(89,042)
Class R6	851,753	92,731	(877,896)	66,588	1,181,117	150,385	(402,568)	928,934
Class E	243,654	101,958	(270,920)	74,692	197,030	148,451	(219,175)	126,306
International Select
Trust Class	2,908	9,336	(28,329)	(16,085)	5,234	17,845	(28,890)	(5,811)
Institutional Class	1,722,061	315,709	(2,051,416)	(13,646)	1,787,261	528,938	(1,779,729)	536,470
Class A	43,502	4,042	(65,333)	(17,789)	71,412	7,553	(38,644)	40,321
Class C	13,540	935	(20,352)	(5,877)	20,505	1,286	(14,807)	6,984
Class R3	15,656	2,751	(18,143)	264	21,591	5,088	(20,877)	5,802
Class R6	1,018	14	(1,183)	(151)	1,707	22	(12,499)	(10,770)
International Small Cap
Institutional Class	14,437	3,871	(11,362)	6,946	13,316	10,642	(25,531)	(1,573)
Class A	1,386	219	(1,006)	599	58,500	318	(50,048)	8,770
Class C	576	—	—	576	—	—	—	—
Class R6	1,440	74	(1,799)	(285)	2,043	130	(568)	1,605

	For the Year Ended August 31, 2024				For the Year Ended August 31, 2023
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Intrinsic Value
Institutional Class	19,092,049	156,496	(36,756,613)	(17,508,068)	29,733,762	2,209,005	(25,782,931)	6,159,836
Class A	1,459,836	11,206	(3,280,627)	(1,809,585)	2,214,890	88,557	(982,133)	1,321,314
Class C	139,663	2,175	(323,485)	(181,647)	196,541	36,648	(299,503)	(66,314)
Class R6	592,534	14,608	(579,356)	27,786	150,941	195,017	(301,534)	44,424
Large Cap Growth
Investor Class	666,028	2,618,012	(4,625,497)	(1,341,457)	414,921	3,830,645	(4,081,266)	164,300
Trust Class	70,652	71,124	(167,612)	(25,836)	50,286	107,237	(195,043)	(37,520)
Advisor Class	2,283	342	(1,859)	766	802	626	(99,240)	(97,812)
Institutional Class	10,576,770	863,670	(8,871,317)	2,569,123	11,554,693	539,123	(6,185,848)	5,907,968
Class A	472,511	37,390	(553,668)	(43,767)	612,811	38,905	(250,070)	401,646
Class C	589,162	24,447	(291,543)	322,066	397,606	11,567	(37,314)	371,859
Class R3	37,621	2,588	(30,756)	9,453	65,227	3,713	(44,812)	24,128
Class R6	232,351	5,936	(179,348)	58,939	217,381	684	(31,712)	186,353
Large Cap Value
Investor Class	808,593	849,161	(6,049,908)	(4,392,154)	2,766,497	574,982	(4,445,001)	(1,103,522)
Trust Class	123,941	55,119	(1,059,961)	(880,901)	706,085	36,958	(808,734)	(65,691)
Advisor Class	228,279	59,799	(710,923)	(422,845)	419,018	37,654	(555,354)	(98,682)
Institutional Class	43,892,016	4,483,372	(134,868,166)	(86,492,778)	119,140,594	3,326,557	(88,701,120)	33,766,031
Class A	792,326	65,736	(2,450,971)	(1,592,909)	2,169,185	43,369	(2,073,472)	139,082
Class C	524,631	66,994	(2,205,121)	(1,613,496)	2,147,937	27,630	(1,284,861)	890,706
Class R3	58,480	5,572	(136,965)	(72,913)	180,901	2,479	(81,028)	102,352
Class R6	8,680,879	357,902	(8,013,530)	1,025,251	9,708,244	136,513	(5,013,782)	4,830,975
Class E	184,794	121,844	(245,953)	60,685	307,969	82,674	(227,548)	163,095
Mid Cap Growth
Investor Class	144,592	954,448	(2,490,859)	(1,391,819)	184,308	1,464,501	(2,356,104)	(707,295)
Trust Class	104,691	68,743	(1,297,942)	(1,124,508)	187,023	141,626	(1,486,456)	(1,157,807)
Advisor Class	137,276	10,586	(277,671)	(129,809)	118,775	18,916	(224,496)	(86,805)
Institutional Class	4,804,825	880,759	(9,741,634)	(4,056,050)	3,562,625	1,481,964	(5,793,881)	(749,292)
Class A	404,934	56,726	(453,541)	8,119	524,026	114,738	(1,426,871)	(788,107)
Class C	35,502	11,523	(114,361)	(67,336)	31,641	21,811	(165,153)	(111,701)
Class R3	83,350	17,062	(191,983)	(91,571)	90,138	29,907	(221,891)	(101,846)
Class R6	9,228,267	1,126,522	(10,253,104)	101,685	6,254,395	1,636,010	(7,638,288)	252,117
Mid Cap Intrinsic Value
Investor Class	44,647	23,559	(182,249)	(114,043)	39,621	11,381	(103,352)	(52,350)
Trust Class	2,635	4,038	(27,045)	(20,372)	5,441	1,555	(18,303)	(11,307)
Institutional Class	216,205	11,972	(279,044)	(50,867)	80,643	5,376	(59,638)	26,381
Class A	21,227	852	(13,834)	8,245	7,233	221	(8,461)	(1,007)
Class C	4,066	463	(7,935)	(3,406)	1,667	22	(5,355)	(3,666)
Class R3	4,734	241	(2,803)	2,172	2,383	101	(12,716)	(10,232)
Class R6	—	—	(832)	(832)	—	—	—	—
Multi-Cap Opportunities
Institutional Class	7,167,017	1,987,685	(10,733,215)	(1,578,513)	2,138,770	3,413,634	(10,922,037)	(5,369,633)
Class A	355,206	606,191	(1,238,430)	(277,033)	550,682	803,375	(1,602,120)	(248,063)
Class C	99,464	254,286	(519,927)	(166,177)	88,613	335,740	(557,006)	(132,653)
Class E	401,261	1,891,708	(841,386)	1,451,583	406,067	1,900,877	(396,485)	1,910,459
Real Estate
Trust Class	281,870	149,981	(1,642,667)	(1,210,816)	506,588	948,706	(2,224,673)	(769,379)
Institutional Class	12,638,777	695,177	(21,116,746)	(7,782,792)	10,942,309	4,789,585	(26,928,360)	(11,196,466)
Class A	777,502	73,374	(1,655,041)	(804,165)	1,317,635	562,715	(2,182,475)	(302,125)
Class C	27,688	6,386	(169,122)	(135,048)	134,749	64,991	(229,692)	(29,952)
Class R3	181,822	18,521	(282,430)	(82,087)	181,728	131,271	(298,643)	14,356
Class R6	2,170,280	284,737	(3,895,643)	(1,440,626)	3,980,825	1,259,761	(2,356,174)	2,884,412
Class E	172,738	40,901	(204,623)	9,016	167,402	163,568	(255,910)	75,060
Small Cap Growth
Investor Class	28,793	—	(156,066)	(127,273)	23,879	—	(128,323)	(104,444)
Trust Class	1,571	—	(4,952)	(3,381)	8,750	—	(18,787)	(10,037)

	For the Year Ended August 31, 2024				For the Year Ended August 31, 2023
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Advisor Class	4,457	—	(18,836)	(14,379)	11,922	—	(30,664)	(18,742)
Institutional Class	1,456,879	—	(1,644,597)	(187,718)	1,890,479	—	(1,697,563)	192,916
Class A	95,320	—	(114,844)	(19,524)	115,957	—	(155,649)	(39,692)
Class C	34,475	—	(20,454)	14,021	18,356	—	(16,968)	1,388
Class R3	67,181	—	(73,878)	(6,697)	121,474	—	(44,704)	76,770
Class R6	661,852	—	(950,887)	(289,035)	1,493,100	—	(1,235,905)	257,195
Sustainable Equity
Investor Class	560,228	836,111	(1,476,209)	(79,870)	403,222	832,637	(1,391,964)	(156,105)
Trust Class	270,709	255,579	(398,572)	127,716	165,873	262,137	(531,408)	(103,398)
Institutional Class	1,608,478	1,144,703	(3,329,836)	(576,655)	1,911,635	1,285,283	(4,983,302)	(1,786,384)
Class A	492,906	309,859	(1,537,694)	(734,929)	490,774	308,284	(645,907)	153,151
Class C	51,998	73,861	(182,559)	(56,700)	41,547	80,862	(220,723)	(98,314)
Class R3	56,742	36,800	(133,263)	(39,721)	47,963	38,994	(168,843)	(81,886)
Class R6	978,534	276,506	(1,646,453)	(391,413)	654,094	396,713	(2,797,129)	(1,746,322)
Class E(a)	557,554	48,775	(51,391)	554,938	—	—	—	—
U.S. Equity Impact
Institutional Class	18,500	3,589	(9,660)	12,429	447,610	900	(30,728)	417,782
Class A	8,413	10	(4,791)	3,632	4,728	6	(1,040)	3,694
Class C	—	—	—	—	—	—	—	—

(a)	Period from December 6, 2023 (Commencement of Operations) to August 31, 2024.
Note E—Line of Credit:
At August 31, 2024, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund. Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at August 31, 2024.
During the year ended August 31, 2024, the following Funds had borrowings under the Credit Facility:
Fund	Number of Days Borrowed	Greatest Amount Borrowed	Average Interest Rate	Interest Paid
Emerging Markets Equity	15	$15,000,000	6.41%	$17,262
International Select	2	$10,800,000	6.45%	$2,326
Intrinsic Value	14	$69,000,000	6.42%	$69,004

Note F—Investments in Affiliates(a):
	Value at August 31, 2023	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at August 31, 2024	Value at August 31, 2024
Genesis
AMERISAFE, Inc.	$61,757,462	$4,020,839	$3,864,780	$(1,507,848)	$(742,324)	$6,185,575	1,190,410	$59,663,349
CRA International, Inc.	42,452,604	2,567,082	90,663	24,954,198	8,392	652,657	414,541	69,891,613
Sitio Royalties Corp. Class A	77,617,269	29,389,947	5,192,064	(11,011,639)	(1,015,498)	6,437,253	4,039,047	89,788,015
Stevanato Group SpA	66,504,178	16,049,632	3,816,082	(24,149,030)	366,204	116,747	2,511,650	54,954,902
Transcat, Inc.	46,726,025	6,487,833	839,448	9,563,589	467,451	—*	505,471	62,405,450
Winmark Corp.	75,348,745	8,262,868	2,924,656	(4,796,797)	278,296	2,593,244	211,227	76,168,456
Sub-total for affiliates held as of 8/31/24(b)	$370,406,283	$66,778,201	$16,727,693	$(6,947,527)	$(637,479)	$15,985,476		$412,871,785
Atrion Corp.	$57,089,630	$—	$55,489,776	$14,711,300	$(16,311,154)	$957,563	—	$—
Kadant, Inc.	134,376,723	—	22,253,722	46,625,946	13,530,554	719,789	536,479	172,279,501
Model N, Inc.	57,913,110	4,662,989	68,938,460	2,716,920	3,645,441	—*	—	—
UFP Technologies, Inc.	90,586,061	—	43,303,436	42,670,562	31,844,767	—*	356,938	121,797,954
Sub-total for securities no longer affiliated as of 8/31/24(c)	$339,965,524	$4,662,989	$189,985,394	$106,724,728	$32,709,608	$1,677,352		294,077,455
Total	$710,371,807	$71,441,190	$206,713,087	$99,777,201	$32,072,129	$17,662,828		$706,949,240
Intrinsic Value
Quantum Corp.	$4,621,303	$—	$(5,829)	$(3,350,438)	$(119,544)	$—*	371,913	$1,145,492
Sub-total for affiliates held as of 8/31/24(d)	$4,621,303	$—	$(5,829)	$(3,350,438)	$(119,544)	$—		$1,145,492

*	Non-income producing security.
(a)	Affiliated persons, as defined in the 1940 Act.
(b)	At August 31, 2024, these securities amounted to 3.91% of net assets of Genesis.
(c)	At August 31, 2024, the issuers of these securities were no longer affiliated with Genesis.
(d)	At August 31, 2024, these securities amounted to 0.09% of net assets of Intrinsic Value.
Note G—Recent Accounting Pronouncement:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, "Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to the fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management has elected to early adopt ASU 2022-03.

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Financial Highlights
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Dividend Growth Fund
Institutional Class
8/31/2024	$18.53	$0.20	$3.52	$3.72	$(0.21)	$(0.33)	$—	$(0.54)
8/31/2023	$17.10	$0.21	$1.92	$2.13	$(0.25)	$(0.45)	$—	$(0.70)
8/31/2022	$19.68	$0.21	$(2.09)	$(1.88)	$(0.17)	$(0.53)	$—	$(0.70)
8/31/2021	$14.76	$0.17	$4.97	$5.14	$(0.22)	$—	$—	$(0.22)
8/31/2020	$12.81	$0.21	$1.94	$2.15	$(0.20)	$—	$—	$(0.20)

Class A
8/31/2024	$18.56	$0.13	$3.52	$3.65	$(0.14)	$(0.33)	$—	$(0.47)
8/31/2023	$17.13	$0.15	$1.92	$2.07	$(0.19)	$(0.45)	$—	$(0.64)
8/31/2022	$19.68	$0.15	$(2.10)	$(1.95)	$(0.07)	$(0.53)	$—	$(0.60)
8/31/2021	$14.76	$0.10	$4.99	$5.09	$(0.17)	$—	$—	$(0.17)
8/31/2020	$12.81	$0.16	$1.93	$2.09	$(0.14)	$—	$—	$(0.14)

Class C
8/31/2024	$18.34	$(0.01)	$3.48	$3.47	$(0.01)	$(0.33)	$—	$(0.34)
8/31/2023	$16.92	$0.02	$1.91	$1.93	$(0.06)	$(0.45)	$—	$(0.51)
8/31/2022	$19.52	$(0.00)	$(2.07)	$(2.07)	$—	$(0.53)	$—	$(0.53)
8/31/2021	$14.65	$(0.03)	$4.95	$4.92	$(0.05)	$—	$—	$(0.05)
8/31/2020	$12.70	$0.06	$1.92	$1.98	$(0.03)	$—	$—	$(0.03)

Class R6
8/31/2024	$18.56	$0.23	$3.52	$3.75	$(0.23)	$(0.33)	$—	$(0.56)
8/31/2023	$17.13	$0.23	$1.91	$2.14	$(0.26)	$(0.45)	$—	$(0.71)
8/31/2022	$19.70	$0.23	$(2.08)	$(1.85)	$(0.19)	$(0.53)	$—	$(0.72)
8/31/2021	$14.77	$0.18	$4.99	$5.17	$(0.24)	$—	$—	$(0.24)
8/31/2020	$12.82	$0.21	$1.95	$2.16	$(0.21)	$—	$—	$(0.21)

Emerging Markets Equity Fund
Institutional Class
8/31/2024	$17.11	$0.16	$2.70	$2.86	$(0.23)	$—	$—	$(0.23)
8/31/2023	$17.66	$0.20	$(0.68)	$(0.48)	$(0.07)	$—	$—	$(0.07)
8/31/2022	$23.55	$0.28	$(5.93)	$(5.65)	$(0.24)	$—	$—	$(0.24)
8/31/2021	$20.37	$0.06	$3.20	$3.26	$(0.08)	$—	$—	$(0.08)
8/31/2020	$18.76	$0.28	$1.70	$1.98	$(0.37)	$—	$—	$(0.37)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$21.71	20.48%	$101.6	0.98%	0.69%	1.04%	18%
$—	$18.53	12.89%	$82.4	1.02%	0.69%	1.22%	18%
$—	$17.10	(9.99)%	$67.8	1.04%	0.69%	1.13%	21%
$—	$19.68	35.18%	$68.3	1.12%	0.70%	0.96%	32%
$—	$14.76	16.91%	$49.3	1.17%	0.69%	1.57%	39%

$—	$21.74	20.04%	$2.2	1.40%	1.05%	0.68%	18%
$—	$18.56	12.51%	$1.8	1.45%	1.05%	0.87%	18%
$—	$17.13	(10.28)%	$1.6	1.48%	1.05%	0.79%	21%
$—	$19.68	34.73%	$1.4	1.59%	1.06%	0.60%	32%
$—	$14.76	16.41%	$1.5	1.62%	1.05%	1.19%	39%

$—	$21.47	19.15%	$1.0	2.11%	1.80%	(0.07)%	18%
$—	$18.34	11.68%	$1.1	2.14%	1.80%	0.11%	18%
$—	$16.92	(10.96)%	$0.9	2.16%	1.80%	(0.02)%	21%
$—	$19.52	33.69%	$1.3	2.25%	1.81%	(0.16)%	32%
$—	$14.65	15.63%	$2.5	2.28%	1.80%	0.44%	39%

$—	$21.75	20.62%	$0.0	1.07%	0.59%	1.18%	18%
$—	$18.56	12.98%	$0.1	1.25%	0.59%	1.31%	18%
$—	$17.13	(9.82)%	$0.0	1.25%	0.59%	1.22%	21%
$—	$19.70	35.34%	$0.0	1.42%	0.60%	1.06%	32%
$—	$14.77	16.98%	$0.0	1.18%	0.59%	1.61%	39%

$—	$19.74	16.95%	$174.6	1.47%	1.16%[e]	0.93%	111%
$—	$17.11	(2.69)%	$453.5	1.34%	1.27%	1.20%	58%
$—	$17.66	(24.20)%	$652.5	1.23%	1.23%	1.37%	39%
$—	$23.55	16.04%	$972.1	1.23%	1.23%[f]	0.25%	47%
$—	$20.37	10.59%	$854.6	1.25%	1.25%[f]	1.45%	41%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Emerging Markets Equity Fund (cont’d)
Class A
8/31/2024	$17.15	$0.15	$2.67	$2.82	$(0.21)	$—	$—	$(0.21)
8/31/2023	$17.70	$0.18	$(0.70)	$(0.52)	$(0.03)	$—	$—	$(0.03)
8/31/2022	$23.60	$0.22	$(5.95)	$(5.73)	$(0.17)	$—	$—	$(0.17)
8/31/2021	$20.43	$(0.01)	$3.21	$3.20	$(0.03)	$—	$—	$(0.03)
8/31/2020	$18.82	$0.24	$1.69	$1.93	$(0.32)	$—	$—	$(0.32)

Class C
8/31/2024	$16.84	$0.00	$2.65	$2.65	$(0.09)	$—	$—	$(0.09)
8/31/2023	$17.49	$0.02	$(0.67)	$(0.65)	$—	$—	$—	$—
8/31/2022	$23.43	$0.07	$(5.90)	$(5.83)	$(0.11)	$—	$—	$(0.11)
8/31/2021	$20.40	$(0.18)	$3.21	$3.03	$—	$—	$—	$—
8/31/2020	$18.77	$0.10	$1.68	$1.78	$(0.15)	$—	$—	$(0.15)

Class R3
8/31/2024	$17.04	$0.07	$2.66	$2.73	$(0.16)	$—	$—	$(0.16)
8/31/2023	$17.62	$0.10	$(0.68)	$(0.58)	$—	$—	$—	$—
8/31/2022	$23.56	$0.14	$(5.94)	$(5.80)	$(0.14)	$—	$—	$(0.14)
8/31/2021	$20.45	$(0.11)	$3.22	$3.11	$—	$—	$—	$—
8/31/2020	$18.83	$0.16	$1.69	$1.85	$(0.23)	$—	$—	$(0.23)

Class R6
8/31/2024	$17.11	$0.14	$2.73	$2.87	$(0.25)	$—	$—	$(0.25)
8/31/2023	$17.66	$0.22	$(0.68)	$(0.46)	$(0.09)	$—	$—	$(0.09)
8/31/2022	$23.56	$0.30	$(5.93)	$(5.63)	$(0.27)	$—	$—	$(0.27)
8/31/2021	$20.38	$0.10	$3.19	$3.29	$(0.11)	$—	$—	$(0.11)
8/31/2020	$18.77	$0.30	$1.71	$2.01	$(0.40)	$—	$—	$(0.40)

Equity Income Fund
Institutional Class
8/31/2024	$12.82	$0.29	$1.99	$2.28	$(0.27)	$(0.50)	$—	$(0.77)
8/31/2023	$13.50	$0.34	$(0.03)	$0.31	$(0.33)	$(0.66)	$—	$(0.99)
8/31/2022	$15.01	$0.34	$(0.27)	$0.07	$(0.33)	$(1.25)	$—	$(1.58)
8/31/2021	$12.42	$0.31	$2.58	$2.89	$(0.30)	$—	$—	$(0.30)
8/31/2020	$12.98	$0.29	$(0.11)	$0.18	$(0.32)	$(0.42)	$—	$(0.74)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$19.76	16.63%	$18.4	1.85%	1.41%[e]	0.84%	111%
$—	$17.15	(2.91)%	$19.3	1.70%	1.52%	1.05%	58%
$—	$17.70	(24.42)%	$18.9	1.59%	1.50%	1.08%	39%
$—	$23.60	15.68%	$32.2	1.57%	1.50%	(0.03)%	47%
$—	$20.43	10.28%	$31.7	1.60%	1.50%	1.27%	41%

$—	$19.40	15.80%	$1.5	2.59%	2.16%[e]	0.03%	111%
$—	$16.84	(3.72)%	$1.9	2.44%	2.27%	0.14%	58%
$—	$17.49	(24.97)%	$3.5	2.33%	2.25%	0.32%	39%
$—	$23.43	14.85%	$6.6	2.31%	2.25%	(0.78)%	47%
$—	$20.40	9.47%	$6.1	2.33%	2.25%	0.53%	41%

$—	$19.61	16.15%	$0.6	2.22%	1.82%[e]	0.42%	111%
$—	$17.04	(3.29)%	$0.6	2.08%	1.93%	0.59%	58%
$—	$17.62	(24.73)%	$0.7	1.94%	1.91%	0.70%	39%
$—	$23.56	15.21%	$0.8	1.91%	1.91%[f]	(0.47)%	47%
$—	$20.45	9.85%	$0.8	1.97%	1.91%	0.81%	41%

$—	$19.73	17.02%	$15.2	1.31%	1.06%[e]	0.80%	111%
$—	$17.11	(2.57)%	$114.9	1.22%	1.17%	1.31%	58%
$—	$17.66	(24.13)%	$150.9	1.11%	1.11%	1.47%	39%
$—	$23.56	16.17%	$291.7	1.10%	1.10%[f]	0.43%	47%
$—	$20.38	10.72%	$194.2	1.15%	1.15%[f]	1.58%	41%

$—	$14.33	18.67%	$708.2	0.73%	0.73%	2.24%	28%
$—	$12.82	2.46%	$710.9	0.72%	0.72%	2.63%	30%
$—	$13.50	0.12%	$834.8	0.71%	0.71%	2.35%	44%
$—	$15.01	23.62%	$898.6	0.70%	0.70%	2.28%	35%
$—	$12.42	1.53%	$994.9	0.69%	0.69%	2.35%	56%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Equity Income Fund (cont’d)
Class A
8/31/2024	$12.76	$0.24	$1.97	$2.21	$(0.22)	$(0.50)	$—	$(0.72)
8/31/2023	$13.44	$0.29	$(0.03)	$0.26	$(0.28)	$(0.66)	$—	$(0.94)
8/31/2022	$14.95	$0.28	$(0.26)	$0.02	$(0.28)	$(1.25)	$—	$(1.53)
8/31/2021	$12.37	$0.27	$2.56	$2.83	$(0.25)	$—	$—	$(0.25)
8/31/2020	$12.93	$0.24	$(0.10)	$0.14	$(0.28)	$(0.42)	$—	$(0.70)

Class C
8/31/2024	$12.67	$0.14	$1.97	$2.11	$(0.12)	$(0.50)	$—	$(0.62)
8/31/2023	$13.35	$0.19	$(0.03)	$0.16	$(0.18)	$(0.66)	$—	$(0.84)
8/31/2022	$14.85	$0.17	$(0.25)	$(0.08)	$(0.17)	$(1.25)	$—	$(1.42)
8/31/2021	$12.28	$0.16	$2.55	$2.71	$(0.14)	$—	$—	$(0.14)
8/31/2020	$12.83	$0.15	$(0.10)	$0.05	$(0.18)	$(0.42)	$—	$(0.60)

Class R3
8/31/2024	$12.75	$0.21	$1.97	$2.18	$(0.19)	$(0.50)	$—	$(0.69)
8/31/2023	$13.44	$0.25	$(0.03)	$0.22	$(0.25)	$(0.66)	$—	$(0.91)
8/31/2022	$14.94	$0.24	$(0.26)	$(0.02)	$(0.23)	$(1.25)	$—	$(1.48)
8/31/2021	$12.34	$0.22	$2.57	$2.79	$(0.19)	$—	$—	$(0.19)
8/31/2020	$12.90	$0.21	$(0.11)	$0.10	$(0.24)	$(0.42)	$—	$(0.66)

Class E
8/31/2024	$12.83	$0.38	$1.99	$2.37	$(0.36)	$(0.50)	$—	$(0.86)
8/31/2023	$13.51	$0.43	$(0.03)	$0.40	$(0.42)	$(0.66)	$—	$(1.08)
Period from 1/11/2022[g] to 8/31/2022	$14.55	$0.29	$(1.11)	$(0.82)	$(0.22)	$—	$—	$(0.22)

Focus Fund
Investor Class
8/31/2024	$23.56	$0.10	$6.09	$6.19	$(0.15)	$—	$—	$(0.15)
8/31/2023	$21.08	$0.09	$2.40	$2.49	$(0.01)	$—	$—	$(0.01)
8/31/2022	$35.97	$(0.00)	$(9.12)	$(9.12)	$—	$(5.77)	$—	$(5.77)
8/31/2021	$28.76	$0.01	$8.80	$8.81	$—	$(1.60)	$—	$(1.60)
8/31/2020	$25.74	$0.03	$6.22	$6.25	$(0.17)	$(3.06)	$—	$(3.23)

Trust Class
8/31/2024	$23.40	$0.05	$6.05	$6.10	$(0.10)	$—	$—	$(0.10)
8/31/2023	$20.97	$0.05	$2.38	$2.43	$—	$—	$—	$—
8/31/2022	$35.88	$(0.06)	$(9.08)	$(9.14)	$—	$(5.77)	$—	$(5.77)
8/31/2021	$28.75	$(0.05)	$8.78	$8.73	$—	$(1.60)	$—	$(1.60)
8/31/2020	$25.71	$(0.01)	$6.20	$6.19	$(0.09)	$(3.06)	$—	$(3.15)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$14.25	18.17%	$158.6	1.09%	1.09%	1.88%	28%
$—	$12.76	2.09%	$157.8	1.08%	1.08%	2.26%	30%
$—	$13.44	(0.26)%	$170.7	1.07%	1.07%	1.98%	44%
$—	$14.95	23.19%	$186.8	1.06%	1.06%	1.93%	35%
$—	$12.37	1.14%	$153.1	1.06%	1.06%	1.99%	56%

$—	$14.16	17.38%	$44.4	1.84%	1.84%	1.13%	28%
$—	$12.67	1.28%	$52.5	1.83%	1.83%	1.52%	30%
$—	$13.35	(0.98)%	$67.5	1.82%	1.82%	1.22%	44%
$—	$14.85	22.26%	$83.3	1.81%	1.81%	1.15%	35%
$—	$12.28	0.38%	$101.1	1.81%	1.81%	1.24%	56%

$—	$14.24	17.90%	$0.8	1.37%	1.37%	1.62%	28%
$—	$12.75	1.73%	$0.6	1.37%	1.37%	1.97%	30%
$—	$13.44	(0.51)%	$0.5	1.38%	1.38%	1.66%	44%
$—	$14.94	22.82%	$0.6	1.34%	1.34%	1.61%	35%
$—	$12.34	0.82%	$1.6	1.33%	1.33%	1.71%	56%

$—	$14.34	19.46%	$39.3	0.58%	0.06%	2.91%	28%
$—	$12.83	3.17%	$32.8	0.57%	0.06%	3.28%	30%
$—	$13.51	(5.66)%	$32.0	0.57%[h]	0.06%[h]	3.16%[h]	44%[i,j]

$—	$29.60	26.38%	$659.4	0.91%	0.91%	0.38%	38%
$—	$23.56	11.82%	$567.7	0.91%	0.91%	0.43%	78%
$—	$21.08	(29.67)%	$553.0	0.89%	0.89%	(0.00)%	176%
$—	$35.97	32.06%	$865.3	0.88%	0.88%	0.03%	123%
$—	$28.76	26.17%	$700.6	0.92%	0.92%	0.14%	130%

$—	$29.40	26.13%	$33.7	1.11%	1.11%	0.18%	38%
$—	$23.40	11.59%	$30.5	1.11%	1.11%	0.22%	78%
$—	$20.97	(29.82)%	$31.9	1.10%	1.10%	(0.21)%	176%
$—	$35.88	31.78%	$53.4	1.09%	1.09%	(0.18)%	123%
$—	$28.75	25.90%	$47.0	1.10%	1.10%	(0.04)%	130%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Focus Fund (cont’d)
Advisor Class
8/31/2024	$23.25	$(0.01)	$6.02	$6.01	$(0.03)	$—	$—	$(0.03)
8/31/2023	$20.88	$0.01	$2.36	$2.37	$—	$—	$—	$—
8/31/2022	$35.80	$(0.10)	$(9.05)	$(9.15)	$—	$(5.77)	$—	$(5.77)
8/31/2021	$28.75	$(0.12)	$8.77	$8.65	$—	$(1.60)	$—	$(1.60)
8/31/2020	$25.69	$(0.05)	$6.19	$6.14	$(0.02)	$(3.06)	$—	$(3.08)

Institutional Class
8/31/2024	$23.65	$0.14	$6.11	$6.25	$(0.18)	$—	$—	$(0.18)
8/31/2023	$21.17	$0.13	$2.40	$2.53	$(0.05)	$—	$—	$(0.05)
8/31/2022	$36.05	$0.05	$(9.16)	$(9.11)	$—	$(5.77)	$—	$(5.77)
8/31/2021	$28.78	$0.06	$8.81	$8.87	$—	$(1.60)	$—	$(1.60)
8/31/2020	$25.79	$0.07	$6.22	$6.29	$(0.24)	$(3.06)	$—	$(3.30)

Class A
8/31/2024	$23.37	$0.05	$6.04	$6.09	$(0.10)	$—	$—	$(0.10)
8/31/2023	$20.94	$0.06	$2.37	$2.43	$—	$—	$—	$—
8/31/2022	$35.84	$(0.06)	$(9.07)	$(9.13)	$—	$(5.77)	$—	$(5.77)
8/31/2021	$28.73	$(0.06)	$8.77	$8.71	$—	$(1.60)	$—	$(1.60)
8/31/2020	$25.69	$(0.02)	$6.20	$6.18	$(0.08)	$(3.06)	$—	$(3.14)

Class C
8/31/2024	$22.34	$(0.14)	$5.76	$5.62	$—	$—	$—	$—
8/31/2023	$20.17	$(0.10)	$2.27	$2.17	$—	$—	$—	$—
8/31/2022	$34.97	$(0.27)	$(8.76)	$(9.03)	$—	$(5.77)	$—	$(5.77)
8/31/2021	$28.27	$(0.30)	$8.60	$8.30	$—	$(1.60)	$—	$(1.60)
8/31/2020	$25.42	$(0.20)	$6.11	$5.91	$—	$(3.06)	$—	$(3.06)

Genesis Fund
Investor Class
8/31/2024	$60.75	$0.02	$8.82	$8.84	$(0.02)	$(1.82)	$—	$(1.84)
8/31/2023	$61.48	$0.06	$5.22	$5.28	$—	$(6.01)	$—	$(6.01)
8/31/2022	$80.18	$(0.08)	$(10.47)	$(10.55)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.74	$(0.11)	$20.25	$20.14	$—	$(2.70)	$—	$(2.70)
8/31/2020	$58.54	$0.02	$7.59	$7.61	$(0.03)	$(3.38)	$—	$(3.41)

Trust Class
8/31/2024	$60.52	$(0.04)	$8.80	$8.76	$(0.01)	$(1.82)	$—	$(1.83)
8/31/2023	$61.33	$0.00	$5.20	$5.20	$—	$(6.01)	$—	$(6.01)
8/31/2022	$80.07	$(0.14)	$(10.45)	$(10.59)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.71	$(0.18)	$20.24	$20.06	$—	$(2.70)	$—	$(2.70)
8/31/2020	$58.54	$(0.03)	$7.59	$7.56	$(0.01)	$(3.38)	$—	$(3.39)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$29.23	25.87%	$0.9	1.34%	1.34%	(0.06)%	38%
$—	$23.25	11.35%	$1.0	1.34%	1.34%	0.03%	78%
$—	$20.88	(29.93)%	$1.0	1.25%	1.25%	(0.35)%	176%
$—	$35.80	31.49%	$2.1	1.29%	1.29%	(0.38)%	123%
$—	$28.75	25.70%	$1.9	1.27%	1.27%	(0.22)%	130%

$—	$29.72	26.59%	$22.3	0.76%	0.75%	0.53%	38%
$—	$23.65	11.96%	$18.7	0.76%	0.75%	0.58%	78%
$—	$21.17	(29.57)%	$19.0	0.75%	0.75%	0.18%	176%
$—	$36.05	32.25%	$26.8	0.74%	0.74%[f]	0.17%	123%
$—	$28.78	26.32%	$14.1	0.75%	0.75%	0.26%	130%

$—	$29.36	26.12%	$2.6	1.13%	1.11%	0.18%	38%
$—	$23.37	11.60%	$2.6	1.14%	1.11%	0.26%	78%
$—	$20.94	(29.83)%	$2.1	1.13%	1.11%	(0.21)%	176%
$—	$35.84	31.73%	$2.9	1.11%	1.11%[f]	(0.19)%	123%
$—	$28.73	25.90%	$3.0	1.12%	1.11%	(0.06)%	130%

$—	$27.96	25.16%	$0.3	1.95%	1.86%	(0.57)%	38%
$—	$22.34	10.76%	$0.2	1.95%	1.86%	(0.47)%	78%
$—	$20.17	(30.35)%	$0.3	1.91%	1.86%	(1.01)%	176%
$—	$34.97	30.76%	$0.7	1.89%	1.86%	(1.00)%	123%
$—	$28.27	24.96%	$1.4	1.87%	1.86%	(0.81)%	130%

$—	$67.75	14.95%	$1,794.5	0.99%	0.99%	0.03%	13%
$—	$60.75	9.64%	$1,663.4	0.99%	0.99%	0.10%	17%
$—	$61.48	(14.63)%	$1,664.6	0.99%	0.99%	(0.11)%	12%
$—	$80.18	32.89%	$2,106.8	0.99%	0.99%	(0.15)%	12%
$—	$62.74	13.48%	$1,677.3	1.01%	1.01%	0.03%	11%

$—	$67.45	14.86%	$1,033.5	1.09%	1.09%	(0.07)%	13%
$—	$60.52	9.52%	$1,036.4	1.09%	1.09%	0.00%	17%
$—	$61.33	(14.71)%	$1,008.4	1.09%	1.09%	(0.21)%	12%
$—	$80.07	32.77%	$1,349.7	1.09%	1.09%	(0.25)%	12%
$—	$62.71	13.38%	$1,239.6	1.09%	1.09%	(0.06)%	11%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Genesis Fund (cont’d)
Advisor Class
8/31/2024	$59.50	$(0.19)	$8.62	$8.43	$—	$(1.82)	$—	$(1.82)
8/31/2023	$60.53	$(0.14)	$5.12	$4.98	$—	$(6.01)	$—	$(6.01)
8/31/2022	$79.33	$(0.31)	$(10.34)	$(10.65)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.31	$(0.36)	$20.08	$19.72	$—	$(2.70)	$—	$(2.70)
8/31/2020	$58.32	$(0.18)	$7.55	$7.37	$—	$(3.38)	$—	$(3.38)

Institutional Class
8/31/2024	$60.91	$0.11	$8.85	$8.96	$(0.09)	$(1.82)	$—	$(1.91)
8/31/2023	$61.58	$0.15	$5.23	$5.38	$(0.05)	$(6.00)	$—	$(6.05)
8/31/2022	$80.18	$0.03	$(10.48)	$(10.45)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.66	$0.00	$20.24	$20.24	$(0.02)	$(2.70)	$—	$(2.72)
8/31/2020	$58.48	$0.11	$7.58	$7.69	$(0.13)	$(3.38)	$—	$(3.51)

Class R6
8/31/2024	$60.90	$0.17	$8.85	$9.02	$(0.17)	$(1.82)	$—	$(1.99)
8/31/2023	$61.61	$0.21	$5.23	$5.44	$(0.15)	$(6.00)	$—	$(6.15)
8/31/2022	$80.14	$0.10	$(10.48)	$(10.38)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.62	$0.07	$20.23	$20.30	$(0.08)	$(2.70)	$—	$(2.78)
8/31/2020	$58.45	$0.16	$7.58	$7.74	$(0.19)	$(3.38)	$—	$(3.57)

Class E
8/31/2024	$61.15	$0.61	$8.89	$9.50	$(0.59)	$(1.82)	$—	$(2.41)
8/31/2023	$61.89	$0.63	$5.23	$5.86	$(0.60)	$(6.00)	$—	$(6.60)
Period from 1/11/2022[g] to 8/31/2022	$71.07	$0.35	$(9.53)	$(9.18)	$—	$—	$—	$—

International Equity Fund
Investor Class
8/31/2024	$12.13	$0.22 [k]	$2.26	$2.48	$(0.24)	$(0.05)	$—	$(0.29)
8/31/2023	$11.13	$0.16	$1.42	$1.58	$(0.09)	$(0.49)	$—	$(0.58)
8/31/2022	$17.18	$0.15	$(4.43)	$(4.28)	$(0.14)	$(1.63)	$—	$(1.77)
8/31/2021	$14.04	$0.11	$3.72	$3.83	$(0.09)	$(0.60)	$—	$(0.69)
8/31/2020	$12.47	$0.06	$1.84	$1.90	$(0.12)	$(0.22)	$—	$(0.34)

Trust Class
8/31/2024	$12.13	$0.22 [k]	$2.25	$2.47	$(0.22)	$(0.05)	$—	$(0.27)
8/31/2023	$11.13	$0.15	$1.43	$1.58	$(0.09)	$(0.49)	$—	$(0.58)
8/31/2022	$17.18	$0.14	$(4.43)	$(4.29)	$(0.13)	$(1.63)	$—	$(1.76)
8/31/2021	$14.04	$0.09	$3.73	$3.82	$(0.08)	$(0.60)	$—	$(0.68)
8/31/2020	$12.46	$0.05	$1.85	$1.90	$(0.11)	$(0.22)	$—	$(0.33)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$66.11	14.55%	$102.5	1.34%	1.34%	(0.32)%	13%
$—	$59.50	9.27%	$102.1	1.34%	1.34%	(0.25)%	17%
$—	$60.53	(14.93)%	$108.6	1.34%	1.34%	(0.46)%	12%
$—	$79.33	32.43%	$148.2	1.34%	1.34%	(0.50)%	12%
$—	$62.31	13.10%	$131.3	1.35%	1.35%	(0.31)%	11%

$—	$67.96	15.13%	$2,667.9	0.84%	0.84%	0.18%	13%
$—	$60.91	9.82%	$2,533.4	0.84%	0.84%	0.25%	17%
$—	$61.58	(14.50)%	$2,569.7	0.84%	0.84%	0.04%	12%
$—	$80.18	33.11%	$3,551.7	0.84%	0.84%	0.00%	12%
$—	$62.66	13.65%	$3,032.9	0.84%	0.84%	0.19%	11%

$—	$67.93	15.24%	$4,789.0	0.74%	0.74%	0.28%	13%
$—	$60.90	9.92%	$4,566.4	0.74%	0.74%	0.35%	17%
$—	$61.61	(14.41)%	$4,463.8	0.74%	0.74%	0.14%	12%
$—	$80.14	33.23%	$5,744.7	0.74%	0.74%	0.09%	12%
$—	$62.62	13.74%	$4,420.9	0.75%	0.75%[f]	0.28%	11%

$—	$68.24	16.08%	$168.7	0.69%	0.03%	0.99%	13%
$—	$61.15	10.70%	$146.3	0.69%	0.03%	1.06%	17%
$—	$61.89	(12.92)%	$134.0	0.70%[h]	0.03%[h]	0.86%[h]	12%[i,j]

$—	$14.32	20.86%[l]	$76.1	1.26%	1.11%[m]	1.78%[k]	64%
$—	$12.13	14.72%	$71.2	1.21%	1.07%	1.41%	41%
$—	$11.13	(27.43)%	$67.5	1.19%	1.09%	1.09%	49%
$—	$17.18	28.24%	$102.9	1.16%	1.06%	0.70%	26%
$0.01	$14.04	15.39%[n]	$92.8	1.19%	1.08%	0.43%	45%

$—	$14.33	20.81%[l]	$23.9	1.32%	1.17%[m]	1.71%[k]	64%
$—	$12.13	14.66%	$22.2	1.28%	1.14%	1.32%	41%
$—	$11.13	(27.49)%	$21.8	1.26%	1.16%	1.04%	49%
$—	$17.18	28.17%	$32.4	1.24%	1.14%	0.61%	26%
$0.01	$14.04	15.41%[n]	$28.7	1.23%	1.13%	0.40%	45%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
International Equity Fund (cont’d)
Institutional Class
8/31/2024	$12.16	$0.25 [k]	$2.26	$2.51	$(0.27)	$(0.05)	$—	$(0.32)
8/31/2023	$11.14	$0.19	$1.43	$1.62	$(0.11)	$(0.49)	$—	$(0.60)
8/31/2022	$17.20	$0.18	$(4.43)	$(4.25)	$(0.18)	$(1.63)	$—	$(1.81)
8/31/2021	$14.06	$0.14	$3.72	$3.86	$(0.12)	$(0.60)	$—	$(0.72)
8/31/2020	$12.48	$0.09	$1.85	$1.94	$(0.15)	$(0.22)	$—	$(0.37)

Class A
8/31/2024	$12.17	$0.20 [k]	$2.27	$2.47	$(0.21)	$(0.05)	$—	$(0.26)
8/31/2023	$11.17	$0.14	$1.43	$1.57	$(0.08)	$(0.49)	$—	$(0.57)
8/31/2022	$17.16	$0.13	$(4.44)	$(4.31)	$(0.05)	$(1.63)	$—	$(1.68)
8/31/2021	$14.03	$0.08	$3.73	$3.81	$(0.08)	$(0.60)	$—	$(0.68)
8/31/2020	$12.46	$0.04	$1.85	$1.89	$(0.11)	$(0.22)	$—	$(0.33)

Class C
8/31/2024	$11.95	$0.10 [k]	$2.24	$2.34	$(0.07)	$(0.05)	$—	$(0.12)
8/31/2023	$10.99	$0.05	$1.42	$1.47	$(0.02)	$(0.49)	$—	$(0.51)
8/31/2022	$17.00	$0.03	$(4.39)	$(4.36)	$(0.02)	$(1.63)	$—	$(1.65)
8/31/2021	$13.94	$(0.03)	$3.69	$3.66	$—	$(0.60)	$—	$(0.60)
8/31/2020	$12.39	$(0.06)	$1.83	$1.77	$(0.01)	$(0.22)	$—	$(0.23)

Class R6
8/31/2024	$12.18	$0.27 [k]	$2.25	$2.52	$(0.30)	$(0.05)	$—	$(0.35)
8/31/2023	$11.16	$0.21	$1.42	$1.63	$(0.12)	$(0.49)	$—	$(0.61)
8/31/2022	$17.22	$0.19	$(4.43)	$(4.24)	$(0.19)	$(1.63)	$—	$(1.82)
8/31/2021	$14.08	$0.15	$3.73	$3.88	$(0.14)	$(0.60)	$—	$(0.74)
8/31/2020	$12.49	$0.10	$1.87	$1.97	$(0.17)	$(0.22)	$—	$(0.39)

Class E
8/31/2024	$12.25	$0.36 [k]	$2.26	$2.62	$(0.43)	$(0.05)	$—	$(0.48)
8/31/2023	$11.20	$0.29	$1.43	$1.72	$(0.18)	$(0.49)	$—	$(0.67)
Period from 1/11/2022[g] to 8/31/2022	$14.79	$0.19	$(3.78)	$(3.59)	$—	$—	$—	$—

International Select Fund
Trust Class
8/31/2024	$12.63	$0.16	$2.29	$2.45	$(0.19)	$(0.14)	$—	$(0.33)
8/31/2023	$11.58	$0.16	$1.45	$1.61	$(0.10)	$(0.46)	$—	$(0.56)
8/31/2022	$17.62	$0.16	$(4.49)	$(4.33)	$(0.09)	$(1.62)	$—	$(1.71)
8/31/2021	$13.91	$0.10	$3.78	$3.88	$(0.07)	$(0.10)	$—	$(0.17)
8/31/2020	$12.30	$0.05	$1.94	$1.99	$(0.19)	$(0.19)	$—	$(0.38)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$14.35	21.08%[l]	$919.5	1.06%	0.89%[m]	1.97%[k]	64%
$—	$12.16	15.09%	$870.5	1.03%	0.86%	1.59%	41%
$—	$11.14	(27.29)%	$953.7	1.00%	0.87%	1.30%	49%
$—	$17.20	28.45%	$1,654.0	0.98%	0.86%	0.92%	26%
$0.01	$14.06	15.74%[n]	$1,319.0	0.98%	0.85%	0.71%	45%

$—	$14.38	20.73%[l]	$12.4	1.45%	1.26%[m]	1.61%[k]	64%
$—	$12.17	14.56%	$11.8	1.41%	1.22%	1.22%	41%
$—	$11.17	(27.53)%	$11.1	1.37%	1.23%	0.91%	49%
$—	$17.16	28.05%	$66.1	1.35%	1.22%	0.54%	26%
$0.01	$14.03	15.27%[n]	$55.8	1.34%	1.21%	0.30%	45%

$—	$14.17	19.72%[l]	$3.4	2.19%	2.01%[m]	0.79%[k]	64%
$—	$11.95	13.78%	$4.3	2.15%	1.97%	0.45%	41%
$—	$10.99	(28.09)%	$4.9	2.12%	1.98%	0.21%	49%
$—	$17.00	27.07%	$8.2	2.10%	1.97%	(0.22)%	26%
$0.01	$13.94	14.41%[n]	$7.4	2.09%	1.96%	(0.47)%	45%

$—	$14.35	21.22%[l]	$49.9	0.97%	0.79%[m]	2.14%[k]	64%
$—	$12.18	15.15%	$41.5	0.93%	0.76%	1.80%	41%
$—	$11.16	(27.18)%	$27.7	0.90%	0.77%	1.29%	49%
$—	$17.22	28.57%	$86.0	0.88%	0.76%	1.00%	26%
$0.01	$14.08	15.91%[n]	$76.1	0.88%	0.75%	0.77%	45%

$—	$14.39	22.09%[l]	$38.9	0.91%	0.10%[m]	2.81%[k]	64%
$—	$12.25	15.97%	$32.2	0.88%	0.07%	2.44%	41%
$—	$11.20	(24.27)%[i]	$28.1	0.86%[h]	0.07%[h]	2.42%[h]	49%[j]

$—	$14.75	19.82%	$5.5	1.38%	1.15%[e]	1.24%	69%
$—	$12.63	14.41%	$4.9	1.47%	1.16%	1.29%	43%
$—	$11.58	(26.93)%	$4.5	1.41%	1.19%	1.11%	55%
$—	$17.62	28.12%	$6.6	1.41%	1.16%	0.67%	21%
$—	$13.91	16.28%	$5.3	1.41%	1.15%	0.41%	33%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
International Select Fund (cont’d)
Institutional Class
8/31/2024	$12.60	$0.21	$2.28	$2.49	$(0.23)	$(0.14)	$—	$(0.37)
8/31/2023	$11.57	$0.20	$1.44	$1.64	$(0.15)	$(0.46)	$—	$(0.61)
8/31/2022	$17.60	$0.21	$(4.47)	$(4.26)	$(0.15)	$(1.62)	$—	$(1.77)
8/31/2021	$13.89	$0.16	$3.77	$3.93	$(0.12)	$(0.10)	$—	$(0.22)
8/31/2020	$12.28	$0.10	$1.93	$2.03	$(0.23)	$(0.19)	$—	$(0.42)

Class A
8/31/2024	$12.50	$0.16	$2.27	$2.43	$(0.19)	$(0.14)	$—	$(0.33)
8/31/2023	$11.47	$0.15	$1.44	$1.59	$(0.10)	$(0.46)	$—	$(0.56)
8/31/2022	$17.47	$0.16	$(4.44)	$(4.28)	$(0.10)	$(1.62)	$—	$(1.72)
8/31/2021	$13.80	$0.10	$3.74	$3.84	$(0.07)	$(0.10)	$—	$(0.17)
8/31/2020	$12.21	$0.05	$1.92	$1.97	$(0.19)	$(0.19)	$—	$(0.38)

Class C
8/31/2024	$12.13	$0.06	$2.20	$2.26	$(0.10)	$(0.14)	$—	$(0.24)
8/31/2023	$11.14	$0.06	$1.40	$1.46	$(0.01)	$(0.46)	$—	$(0.47)
8/31/2022	$17.09	$0.05	$(4.33)	$(4.28)	$(0.05)	$(1.62)	$—	$(1.67)
8/31/2021	$13.54	$(0.02)	$3.67	$3.65	$—	$(0.10)	$—	$(0.10)
8/31/2020	$11.99	$(0.04)	$1.87	$1.83	$(0.09)	$(0.19)	$—	$(0.28)

Class R3
8/31/2024	$12.36	$0.12	$2.25	$2.37	$(0.16)	$(0.14)	$—	$(0.30)
8/31/2023	$11.35	$0.12	$1.42	$1.54	$(0.07)	$(0.46)	$—	$(0.53)
8/31/2022	$17.32	$0.12	$(4.39)	$(4.27)	$(0.08)	$(1.62)	$—	$(1.70)
8/31/2021	$13.67	$0.06	$3.71	$3.77	$(0.02)	$(0.10)	$—	$(0.12)
8/31/2020	$12.10	$0.02	$1.89	$1.91	$(0.15)	$(0.19)	$—	$(0.34)

Class R6
8/31/2024	$12.61	$0.22	$2.28	$2.50	$(0.24)	$(0.14)	$—	$(0.38)
8/31/2023	$11.57	$0.21	$1.45	$1.66	$(0.16)	$(0.46)	$—	$(0.62)
8/31/2022	$17.61	$0.24	$(4.49)	$(4.25)	$(0.17)	$(1.62)	$—	$(1.79)
8/31/2021	$13.90	$0.13	$3.81	$3.94	$(0.13)	$(0.10)	$—	$(0.23)
8/31/2020	$12.29	$0.04	$2.00	$2.04	$(0.24)	$(0.19)	$—	$(0.43)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$14.72	20.29%	$160.4	0.96%	0.80%[e]	1.60%	69%
$—	$12.60	14.68%	$137.5	0.98%	0.81%	1.65%	43%
$—	$11.57	(26.61)%	$119.9	1.00%	0.84%	1.48%	55%
$—	$17.60	28.57%	$152.5	0.97%	0.81%	1.01%	21%
$—	$13.89	16.68%	$138.9	0.94%	0.80%	0.79%	33%

$—	$14.60	19.88%	$4.3	1.34%	1.16%[e]	1.21%	69%
$—	$12.50	14.34%	$3.9	1.36%	1.17%	1.28%	43%
$—	$11.47	(26.89)%	$3.1	1.37%	1.20%	1.10%	55%
$—	$17.47	28.07%	$4.5	1.34%	1.17%	0.66%	21%
$—	$13.80	16.22%	$3.2	1.31%	1.16%	0.36%	33%

$—	$14.15	18.95%	$0.7	2.13%	1.91%[e]	0.46%	69%
$—	$12.13	13.49%	$0.7	2.16%	1.92%	0.52%	43%
$—	$11.14	(27.45)%	$0.5	2.15%	1.95%	0.38%	55%
$—	$17.09	27.11%	$0.8	2.12%	1.92%	(0.11)%	21%
$—	$13.54	15.37%	$0.9	2.06%	1.91%	(0.34)%	33%

$—	$14.43	19.57%	$1.6	1.60%	1.41%[e]	0.97%	69%
$—	$12.36	14.04%	$1.4	1.63%	1.42%	1.03%	43%
$—	$11.35	(27.06)%	$1.2	1.64%	1.45%	0.87%	55%
$—	$17.32	27.74%	$1.9	1.60%	1.42%	0.38%	21%
$—	$13.67	15.93%	$2.2	1.57%	1.41%	0.18%	33%

$—	$14.73	20.39%	$0.2	0.95%	0.70%[e]	1.68%	69%
$—	$12.61	14.90%	$0.1	0.96%	0.71%	1.71%	43%
$—	$11.57	(26.59)%	$0.2	0.89%	0.73%	1.58%	55%
$—	$17.61	28.65%	$1.3	0.88%	0.71%	0.83%	21%
$—	$13.90	16.77%	$1.9	0.84%	0.70%	0.28%	33%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
International Small Cap Fund
Institutional Class
8/31/2024	$12.48	$0.18	$2.30	$2.48	$(0.22)	$—	$—	$(0.22)
8/31/2023	$12.08	$0.17	$0.84	$1.01	$—	$(0.61)	$—	$(0.61)
8/31/2022	$18.34	$0.11	$(5.54)	$(5.43)	$(0.11)	$(0.72)	$—	$(0.83)
8/31/2021	$13.86	$0.03	$4.96	$4.99	$(0.07)	$(0.44)	$—	$(0.51)
8/31/2020	$11.28	$0.02	$2.66	$2.68	$(0.10)	$—	$—	$(0.10)

Class A
8/31/2024	$12.36	$0.13	$2.28	$2.41	$(0.18)	$—	$—	$(0.18)
8/31/2023	$12.00	$0.12	$0.85	$0.97	$—	$(0.61)	$—	$(0.61)
8/31/2022	$18.24	$0.02	$(5.47)	$(5.45)	$(0.07)	$(0.72)	$—	$(0.79)
8/31/2021	$13.82	$(0.03)	$4.94	$4.91	$(0.05)	$(0.44)	$—	$(0.49)
8/31/2020	$11.24	$(0.03)	$2.66	$2.63	$(0.05)	$—	$—	$(0.05)

Class C
8/31/2024	$11.87	$0.03	$2.20	$2.23	$(0.09)	$—	$—	$(0.09)
8/31/2023	$11.64	$0.03	$0.81	$0.84	$—	$(0.61)	$—	$(0.61)
8/31/2022	$17.81	$(0.07)	$(5.36)	$(5.43)	$(0.02)	$(0.72)	$—	$(0.74)
8/31/2021	$13.55	$(0.15)	$4.85	$4.70	$—	$(0.44)	$—	$(0.44)
8/31/2020	$11.06	$(0.11)	$2.60	$2.49	$—	$—	$—	$—

Class R6
8/31/2024	$12.48	$0.19	$2.31	$2.50	$(0.23)	$—	$—	$(0.23)
8/31/2023	$12.07	$0.18	$0.84	$1.02	$—	$(0.61)	$—	$(0.61)
8/31/2022	$18.32	$0.12	$(5.54)	$(5.42)	$(0.11)	$(0.72)	$—	$(0.83)
8/31/2021	$13.88	$0.04	$4.97	$5.01	$(0.13)	$(0.44)	$—	$(0.57)
8/31/2020	$11.29	$0.03	$2.67	$2.70	$(0.11)	$—	$—	$(0.11)

Intrinsic Value Fund
Institutional Class
8/31/2024	$19.43	$(0.03)	$1.86	$1.83	$—	$(0.05)	$—	$(0.05)
8/31/2023	$19.00	$(0.01)	$1.11	$1.10	$—	$(0.67)	$—	$(0.67)
8/31/2022	$24.01	$(0.08)	$(3.45)	$(3.53)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$15.13	$(0.11)	$9.31	$9.20	$—	$(0.32)	$—	$(0.32)
8/31/2020[o]	$14.50	$(0.04)	$1.11	$1.07	$—	$(0.44)	$—	$(0.44)

Class A
8/31/2024	$19.03	$(0.10)	$1.82	$1.72	$—	$(0.05)	$—	$(0.05)
8/31/2023	$18.70	$(0.08)	$1.08	$1.00	$—	$(0.67)	$—	$(0.67)
8/31/2022	$23.74	$(0.16)	$(3.40)	$(3.56)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$15.02	$(0.19)	$9.23	$9.04	$—	$(0.32)	$—	$(0.32)
8/31/2020[o]	$14.44	$(0.09)	$1.11	$1.02	$—	$(0.44)	$—	$(0.44)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$14.74	20.16%	$3.3	9.65%	1.05%	1.36%	43%
$—	$12.48	8.63%	$2.7	10.78%	1.06%	1.41%	49%
$—	$12.08	(30.79)%	$2.7	10.11%	1.06%	0.72%	21%
$—	$18.34	36.97%	$2.8	13.09%	1.07%	0.20%	22%
$—	$13.86	23.84%	$1.4	5.81%	1.05%[e]	0.14%	14%

$—	$14.59	19.74%	$0.4	10.13%	1.41%	1.01%	43%
$—	$12.36	8.34%	$0.3	11.22%	1.42%	0.97%	49%
$—	$12.00	(31.05)%	$0.2	10.46%	1.42%	0.11%	21%
$—	$18.24	36.43%	$0.5	13.62%	1.43%	(0.17)%	22%
$—	$13.82	23.41%	$0.2	6.40%	1.42%[e]	(0.23)%	14%

$—	$14.01	18.89%	$0.1	10.83%	2.17%	0.26%	43%
$—	$11.87	7.45%	$0.1	11.99%	2.17%	0.29%	49%
$—	$11.64	(31.59)%	$0.1	11.24%	2.17%	(0.45)%	21%
$—	$17.81	35.48%	$0.2	14.29%	2.19%	(0.96)%	22%
$—	$13.55	22.51%	$0.1	6.93%	2.17%[e]	(0.97)%	14%

$—	$14.75	20.34%	$0.3	9.58%	0.95%	1.45%	43%
$—	$12.48	8.72%	$0.3	10.73%	0.96%	1.50%	49%
$—	$12.07	(30.76)%	$0.3	10.00%	0.96%	0.78%	21%
$—	$18.32	37.14%	$0.4	13.03%	0.98%	0.25%	22%
$—	$13.88	24.01%	$0.3	5.71%	0.96%[e]	0.24%	14%

$—	$21.21	9.44%	$1,104.2	0.95%	0.95%[e]	(0.16)%	21%
$—	$19.43	6.12%	$1,351.6	0.95%	0.95%	(0.04)%	10%
$—	$19.00	(15.58)%	$1,204.8	1.00%	1.00%[f]	(0.37)%	12%
$—	$24.01	61.43%	$979.4	1.01%	1.01%[f]	(0.54)%	23%
$—	$15.13	7.36%	$555.2	1.05%	1.00%	(0.29)%	19%

$—	$20.70	9.06%	$44.1	1.31%	1.31%[e]	(0.52)%	21%
$—	$19.03	5.67%	$75.0	1.34%	1.34%[f]	(0.44)%	10%
$—	$18.70	(15.90)%	$49.0	1.36%	1.36%[f]	(0.73)%	12%
$—	$23.74	60.81%	$51.4	1.37%	1.37%	(0.90)%	23%
$—	$15.02	7.04%	$21.0	1.43%	1.36%	(0.65)%	19%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Intrinsic Value Fund (cont’d)
Class C
8/31/2024	$18.26	$(0.24)	$1.74	$1.50	$—	$(0.05)	$—	$(0.05)
8/31/2023	$18.10	$(0.21)	$1.04	$0.83	$—	$(0.67)	$—	$(0.67)
8/31/2022	$23.19	$(0.30)	$(3.31)	$(3.61)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$14.79	$(0.33)	$9.05	$8.72	$—	$(0.32)	$—	$(0.32)
8/31/2020[o]	$14.34	$(0.19)	$1.08	$0.89	$—	$(0.44)	$—	$(0.44)

Class R6
8/31/2024	$19.55	$(0.02)	$1.88	$1.86	$—	$(0.05)	$—	$(0.05)
8/31/2023	$19.09	$0.01	$1.12	$1.13	$—	$(0.67)	$—	$(0.67)
8/31/2022	$24.09	$(0.05)	$(3.47)	$(3.52)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$15.17	$(0.09)	$9.33	$9.24	$—	$(0.32)	$—	$(0.32)
8/31/2020[o]	$14.52	$(0.02)	$1.11	$1.09	$—	$(0.44)	$—	$(0.44)

Large Cap Growth Fund
Investor Class
8/31/2024[p]	$24.23	$0.01	$5.80	$5.81	$(0.07)	$(1.00)	$—	$(1.07)
8/31/2023[p]	$21.86	$0.04	$3.60	$3.64	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.38	$0.03	$(4.60)	$(4.57)	$(0.02)	$(2.93)	$—	$(2.95)
8/31/2021	$23.38	$0.03	$7.76	$7.79	$(0.05)	$(1.74)	$—	$(1.79)
8/31/2020	$18.30	$0.05	$6.20	$6.25	$(0.07)	$(1.10)	$—	$(1.17)

Trust Class
8/31/2024[p]	$24.09	$(0.04)	$5.76	$5.72	$(0.04)	$(1.00)	$—	$(1.04)
8/31/2023[p]	$21.78	$(0.00)	$3.58	$3.58	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.31	$(0.02)	$(4.58)	$(4.60)	$(0.00)	$(2.93)	$—	$(2.93)
8/31/2021	$23.36	$(0.02)	$7.74	$7.72	$(0.03)	$(1.74)	$—	$(1.77)
8/31/2020	$18.28	$0.02	$6.20	$6.22	$(0.04)	$(1.10)	$—	$(1.14)

Advisor Class
8/31/2024[p]	$23.69	$(0.15)	$5.65	$5.50	$—	$(1.02)	$—	$(1.02)
8/31/2023[p]	$21.53	$(0.09)	$3.52	$3.43	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.05	$(0.07)	$(4.53)	$(4.60)	$—	$(2.92)	$—	$(2.92)
8/31/2021	$23.20	$(0.05)	$7.66	$7.61	$(0.02)	$(1.74)	$—	$(1.76)
8/31/2020	$18.20	$(0.04)	$6.17	$6.13	$(0.03)	$(1.10)	$—	$(1.13)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$19.71	8.24%	$17.3	2.07%	2.07%[e]	(1.28)%	21%
$—	$18.26	4.89%	$19.4	2.09%	2.09%[f]	(1.18)%	10%
$—	$18.10	(16.52)%	$20.4	2.11%	2.11%[f]	(1.48)%	12%
$—	$23.19	59.58%	$18.4	2.12%	2.12%[f]	(1.65)%	23%
$—	$14.79	6.16%	$11.3	2.16%	2.11%	(1.38)%	19%

$—	$21.36	9.54%	$114.8	0.86%	0.86%[e]	(0.08)%	21%
$—	$19.55	6.25%	$104.5	0.85%	0.85%	0.06%	10%
$—	$19.09	(15.49)%	$101.3	0.86%	0.86%	(0.23)%	12%
$—	$24.09	61.54%	$84.0	0.89%	0.89%[f]	(0.44)%	23%
$—	$15.17	7.49%	$0.1	0.97%	0.90%	(0.17)%	19%

$—	$28.97	24.80%	$1,832.4	0.81%	0.81%	0.05%	30%
$—	$24.23	18.03%	$1,565.1	0.83%	0.83%	0.20%	35%
$—	$21.86	(17.16)%	$1,408.1	0.83%	0.83%	0.11%	32%
$—	$29.38	35.49%	$1,812.9	0.82%	0.82%	0.11%	28%
$—	$23.38	35.76%	$1,419.5	0.87%	0.87%	0.26%	49%

$—	$28.77	24.54%	$48.0	1.01%	1.01%	(0.15)%	30%
$—	$24.09	17.82%	$40.8	1.03%	1.03%	(0.00)%	35%
$—	$21.78	(17.31)%	$37.7	1.03%	1.03%	(0.10)%	32%
$—	$29.31	35.21%	$52.5	1.03%	1.03%	(0.09)%	28%
$—	$23.36	35.55%	$42.7	1.05%	1.05%	0.08%	49%

$—	$28.17	23.99%	$0.2	1.44%	1.44%	(0.59)%	30%
$—	$23.69	17.30%	$0.2	1.34%	1.34%	(0.43)%	35%
$—	$21.53	(17.45)%	$2.3	1.17%	1.17%	(0.29)%	32%
$—	$29.05	34.95%	$8.0	1.19%	1.19%	(0.18)%	28%
$—	$23.20	35.18%	$0.2	1.32%	1.32%	(0.21)%	49%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Growth Fund (cont’d)
Institutional Class
8/31/2024[p]	$24.31	$0.05	$5.82	$5.87	$(0.13)	$(1.00)	$—	$(1.13)
8/31/2023[p]	$21.89	$0.08	$3.61	$3.69	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.42	$0.07	$(4.62)	$(4.55)	$(0.05)	$(2.93)	$—	$(2.98)
8/31/2021	$23.41	$0.06	$7.77	$7.83	$(0.08)	$(1.74)	$—	$(1.82)
8/31/2020	$18.32	$0.08	$6.22	$6.30	$(0.11)	$(1.10)	$—	$(1.21)

Class A
8/31/2024[p]	$24.04	$(0.04)	$5.74	$5.70	$(0.04)	$(1.00)	$—	$(1.04)
8/31/2023[p]	$21.74	$(0.00)	$3.57	$3.57	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.27	$(0.02)	$(4.59)	$(4.61)	$—	$(2.92)	$—	$(2.92)
8/31/2021	$23.34	$(0.03)	$7.73	$7.70	$(0.03)	$(1.74)	$—	$(1.77)
8/31/2020	$18.28	$0.02	$6.19	$6.21	$(0.05)	$(1.10)	$—	$(1.15)

Class C
8/31/2024[p]	$23.03	$(0.23)	$5.49	$5.26	$—	$(1.02)	$—	$(1.02)
8/31/2023[p]	$21.03	$(0.16)	$3.43	$3.27	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$28.61	$(0.20)	$(4.46)	$(4.66)	$—	$(2.92)	$—	$(2.92)
8/31/2021	$22.98	$(0.21)	$7.58	$7.37	$—	$(1.74)	$—	$(1.74)
8/31/2020	$18.10	$(0.13)	$6.11	$5.98	$—	$(1.10)	$—	$(1.10)

Class R3
8/31/2024[p]	$23.68	$(0.11)	$5.65	$5.54	$(0.02)	$(1.00)	$—	$(1.02)
8/31/2023[p]	$21.49	$(0.06)	$3.52	$3.46	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.05	$(0.10)	$(4.54)	$(4.64)	$—	$(2.92)	$—	$(2.92)
8/31/2021	$23.22	$(0.11)	$7.69	$7.58	$(0.01)	$(1.74)	$—	$(1.75)
8/31/2020	$18.22	$(0.05)	$6.16	$6.11	$(0.01)	$(1.10)	$—	$(1.11)

Class R6
8/31/2024[p]	$24.34	$0.07	$5.83	$5.90	$(0.15)	$(1.00)	$—	$(1.15)
8/31/2023[p]	$21.90	$0.09	$3.62	$3.71	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.42	$0.07	$(4.60)	$(4.53)	$(0.06)	$(2.93)	$—	$(2.99)
8/31/2021	$23.41	$0.07	$7.77	$7.84	$(0.09)	$(1.74)	$—	$(1.83)
8/31/2020	$18.32	$0.09	$6.22	$6.31	$(0.12)	$(1.10)	$—	$(1.22)

Large Cap Value Fund
Investor Class
8/31/2024	$42.37	$0.90	$5.04	$5.94	$(1.01)	$—	$—	$(1.01)
8/31/2023	$40.77	$0.86	$1.41	$2.27	$(0.67)	$—	$—	$(0.67)
8/31/2022	$44.85	$0.80	$(2.65)	$(1.85)	$(0.55)	$(1.68)	$—	$(2.23)
8/31/2021	$30.38	$0.66	$14.39	$15.05	$(0.49)	$(0.09)	$—	$(0.58)
8/31/2020	$30.58	$0.59	$0.46	$1.05	$(0.60)	$(0.65)	$—	$(1.25)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$29.05	25.00%	$571.5	0.66%	0.66%	0.20%	30%
$—	$24.31	18.24%	$415.8	0.68%	0.68%	0.34%	35%
$—	$21.89	(17.06)%	$245.1	0.68%	0.68%	0.28%	32%
$—	$29.42	35.68%	$204.8	0.67%	0.67%	0.26%	28%
$—	$23.41	36.03%	$149.6	0.70%	0.70%	0.43%	49%

$—	$28.70	24.51%	$26.7	1.02%	1.02%	(0.17)%	30%
$—	$24.04	17.80%	$23.4	1.05%	1.05%	(0.01)%	35%
$—	$21.74	(17.33)%	$12.4	1.05%	1.05%	(0.09)%	32%
$—	$29.27	35.15%	$10.0	1.05%	1.05%	(0.12)%	28%
$—	$23.34	35.49%	$6.1	1.07%	1.07%	0.12%	49%

$—	$27.27	23.62%	$23.3	1.77%	1.77%	(0.93)%	30%
$—	$23.03	16.94%	$12.2	1.79%	1.79%	(0.74)%	35%
$—	$21.03	(17.97)%	$3.4	1.80%	1.80%	(0.85)%	32%
$—	$28.61	34.17%	$3.1	1.79%	1.79%	(0.86)%	28%
$—	$22.98	34.53%	$2.3	1.81%	1.81%	(0.70)%	49%

$—	$28.20	24.18%	$1.5	1.28%	1.28%	(0.42)%	30%
$—	$23.68	17.48%	$1.1	1.35%	1.35%[f]	(0.27)%	35%
$—	$21.49	(17.60)%	$0.4	1.36%	1.36%[f]	(0.41)%	32%
$—	$29.05	34.77%	$0.4	1.38%	1.36%	(0.45)%	28%
$—	$23.22	35.06%	$0.2	1.36%	1.36%[f]	(0.25)%	49%

$—	$29.09	25.09%	$7.4	0.60%	0.58%	0.26%	30%
$—	$24.34	18.33%	$4.7	0.59%	0.59%[f]	0.40%	35%
$—	$21.90	(17.01)%	$0.2	0.66%	0.65%	0.28%	32%
$—	$29.42	35.72%	$0.2	0.68%	0.65%	0.26%	28%
$—	$23.41	36.09%	$0.0	0.65%	0.65%[f]	0.47%	49%

$—	$47.30	14.41%	$1,546.0	0.75%	0.75%	2.11%	81%
$—	$42.37	5.56%	$1,570.7	0.75%	0.75%	2.02%	81%
$—	$40.77	(4.38)%	$1,556.5	0.75%	0.75%	1.81%	82%
$—	$44.85	50.05%	$1,628.3	0.78%	0.78%	1.67%	89%
$—	$30.38	3.23%	$1,087.2	0.85%	0.85%	1.99%	157%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Value Fund (cont’d)
Trust Class
8/31/2024	$42.38	$0.81	$5.06	$5.87	$(0.91)	$—	$—	$(0.91)
8/31/2023	$40.78	$0.78	$1.41	$2.19	$(0.59)	$—	$—	$(0.59)
8/31/2022	$44.86	$0.72	$(2.65)	$(1.93)	$(0.47)	$(1.68)	$—	$(2.15)
8/31/2021	$30.39	$0.58	$14.41	$14.99	$(0.43)	$(0.09)	$—	$(0.52)
8/31/2020	$30.59	$0.54	$0.45	$0.99	$(0.54)	$(0.65)	$—	$(1.19)

Advisor Class
8/31/2024	$42.38	$0.75	$5.06	$5.81	$(0.86)	$—	$—	$(0.86)
8/31/2023	$40.78	$0.71	$1.41	$2.12	$(0.52)	$—	$—	$(0.52)
8/31/2022	$44.85	$0.64	$(2.64)	$(2.00)	$(0.39)	$(1.68)	$—	$(2.07)
8/31/2021	$30.40	$0.51	$14.41	$14.92	$(0.38)	$(0.09)	$—	$(0.47)
8/31/2020	$30.60	$0.49	$0.46	$0.95	$(0.50)	$(0.65)	$—	$(1.15)

Institutional Class
8/31/2024	$42.35	$0.96	$5.05	$6.01	$(1.06)	$—	$—	$(1.06)
8/31/2023	$40.75	$0.93	$1.41	$2.34	$(0.74)	$—	$—	$(0.74)
8/31/2022	$44.84	$0.88	$(2.65)	$(1.77)	$(0.64)	$(1.68)	$—	$(2.32)
8/31/2021	$30.38	$0.84	$14.26	$15.10	$(0.55)	$(0.09)	$—	$(0.64)
8/31/2020	$30.57	$0.64	$0.47	$1.11	$(0.65)	$(0.65)	$—	$(1.30)

Class A
8/31/2024	$42.36	$0.80	$5.05	$5.85	$(0.89)	$—	$—	$(0.89)
8/31/2023	$40.76	$0.77	$1.41	$2.18	$(0.58)	$—	$—	$(0.58)
8/31/2022	$44.87	$0.71	$(2.65)	$(1.94)	$(0.49)	$(1.68)	$—	$(2.17)
8/31/2021	$30.39	$0.64	$14.33	$14.97	$(0.40)	$(0.09)	$—	$(0.49)
8/31/2020	$30.59	$0.53	$0.45	$0.98	$(0.53)	$(0.65)	$—	$(1.18)

Class C
8/31/2024	$42.20	$0.49	$5.05	$5.54	$(0.58)	$—	$—	$(0.58)
8/31/2023	$40.61	$0.46	$1.39	$1.85	$(0.26)	$—	$—	$(0.26)
8/31/2022	$44.90	$0.39	$(2.64)	$(2.25)	$(0.36)	$(1.68)	$—	$(2.04)
8/31/2021	$30.30	$0.40	$14.30	$14.70	$(0.01)	$(0.09)	$—	$(0.10)
8/31/2020	$30.61	$0.31	$0.44	$0.75	$(0.41)	$(0.65)	$—	$(1.06)

Class R3
8/31/2024	$42.23	$0.69	$5.03	$5.72	$(0.86)	$—	$—	$(0.86)
8/31/2023	$40.64	$0.67	$1.38	$2.05	$(0.46)	$—	$—	$(0.46)
8/31/2022	$44.88	$0.60	$(2.64)	$(2.04)	$(0.52)	$(1.68)	$—	$(2.20)
8/31/2021	$30.42	$0.52	$14.36	$14.88	$(0.33)	$(0.09)	$—	$(0.42)
8/31/2020	$30.62	$0.45	$0.45	$0.90	$(0.45)	$(0.65)	$—	$(1.10)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$47.34	14.18%	$91.3	0.95%	0.95%	1.91%	81%
$—	$42.38	5.35%	$119.0	0.95%	0.95%	1.83%	81%
$—	$40.78	(4.56)%	$117.2	0.96%	0.96%	1.61%	82%
$—	$44.86	49.76%	$112.1	0.99%	0.99%	1.47%	89%
$—	$30.39	3.05%	$65.4	1.03%	1.03%	1.82%	157%

$—	$47.33	14.03%	$130.3	1.10%	1.10%	1.76%	81%
$—	$42.38	5.19%	$134.6	1.10%	1.10%	1.67%	81%
$—	$40.78	(4.70)%	$133.5	1.11%	1.11%	1.45%	82%
$—	$44.85	49.48%	$138.0	1.14%	1.14%	1.31%	89%
$—	$30.40	2.90%	$99.7	1.18%	1.18%	1.66%	157%

$—	$47.30	14.60%	$6,276.2	0.60%	0.60%	2.26%	81%
$—	$42.35	5.72%	$9,281.6	0.60%	0.60%	2.19%	81%
$—	$40.75	(4.21)%	$7,555.8	0.61%	0.61%	2.00%	82%
$—	$44.84	50.25%	$4,146.7	0.62%	0.62%	1.96%	89%
$—	$30.38	3.42%	$365.3	0.68%	0.68%	2.15%	157%

$—	$47.32	14.16%	$165.1	0.98%	0.98%	1.88%	81%
$—	$42.36	5.32%	$215.3	0.98%	0.98%	1.80%	81%
$—	$40.76	(4.58)%	$201.5	0.98%	0.98%	1.61%	82%
$—	$44.87	49.67%	$136.5	1.01%	1.01%	1.51%	89%
$—	$30.39	3.03%	$23.4	1.05%	1.05%	1.73%	157%

$—	$47.16	13.33%	$224.6	1.72%	1.72%	1.15%	81%
$—	$42.20	4.54%	$269.1	1.71%	1.71%	1.07%	81%
$—	$40.61	(5.28)%	$222.8	1.72%	1.72%	0.90%	82%
$—	$44.90	48.59%	$102.3	1.74%	1.74%	0.94%	89%
$—	$30.30	2.27%	$14.7	1.81%	1.81%	1.04%	157%

$—	$47.09	13.87%	$9.3	1.24%	1.24%	1.63%	81%
$—	$42.23	5.04%	$11.4	1.24%	1.24%	1.57%	81%
$—	$40.64	(4.82)%	$6.8	1.24%	1.24%	1.36%	82%
$—	$44.88	49.26%	$2.0	1.29%	1.29%	1.29%	89%
$—	$30.42	2.74%	$0.6	1.34%	1.34%[f]	1.51%	157%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Value Fund (cont’d)
Class R6
8/31/2024	$42.40	$1.01	$5.04	$6.05	$(1.15)	$—	$—	$(1.15)
8/31/2023	$40.81	$0.98	$1.39	$2.37	$(0.78)	$—	$—	$(0.78)
8/31/2022	$44.89	$0.94	$(2.67)	$(1.73)	$(0.67)	$(1.68)	$—	$(2.35)
8/31/2021	$30.41	$0.78	$14.37	$15.15	$(0.58)	$(0.09)	$—	$(0.67)
8/31/2020	$30.59	$0.63	$0.51	$1.14	$(0.67)	$(0.65)	$—	$(1.32)

Class E
8/31/2024	$42.54	$1.21	$5.06	$6.27	$(1.33)	$—	$—	$(1.33)
8/31/2023	$40.93	$1.17	$1.42	$2.59	$(0.98)	$—	$—	$(0.98)
Period from 1/11/2022[g] to 8/31/2022	$45.60	$0.73	$(5.40)	$(4.67)	$—	$—	$—	$—

Mid Cap Growth Fund
Investor Class
8/31/2024	$14.57	$(0.04)	$2.94	$2.90	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.62	$(0.01)	$0.60	$0.59	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.78	$(0.05)	$(4.98)	$(5.03)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o]	$18.45	$(0.12)	$6.36	$6.24	$—	$(1.91)	$—	$(1.91)
8/31/2020[o]	$15.96	$(0.06)	$3.40	$3.34	$—	$(0.85)	$—	$(0.85)

Trust Class
8/31/2024	$14.53	$(0.05)	$2.93	$2.88	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.60	$(0.02)	$0.59	$0.57	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.77	$(0.07)	$(4.97)	$(5.04)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o,q]	$18.46	$(0.14)	$6.36	$6.22	$—	$(1.91)	$—	$(1.91)
8/31/2020[o,q]	$15.98	$(0.07)	$3.40	$3.33	$—	$(0.85)	$—	$(0.85)

Advisor Class
8/31/2024	$14.45	$(0.09)	$2.90	$2.81	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.55	$(0.06)	$0.60	$0.54	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.76	$(0.11)	$(4.97)	$(5.08)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o,q]	$18.51	$(0.19)	$6.35	$6.16	$—	$(1.91)	$—	$(1.91)
8/31/2020[o,q]	$16.07	$(0.11)	$3.41	$3.30	$—	$(0.86)	$—	$(0.86)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$47.30	14.72%	$673.9	0.51%	0.51%	2.38%	81%
$—	$42.40	5.79%	$560.6	0.51%	0.51%	2.32%	81%
$—	$40.81	(4.13)%	$342.4	0.51%	0.51%	2.14%	82%
$—	$44.89	50.39%	$190.6	0.53%	0.53%	1.95%	89%
$—	$30.41	3.54%	$91.4	0.59%	0.59%[f]	2.19%	157%

$—	$47.48	15.27%	$180.1	0.45%	0.03%	2.84%	81%
$—	$42.54	6.32%	$158.8	0.45%	0.03%	2.75%	81%
$—	$40.93	(10.24)%[i]	$146.1	0.46%[h]	0.04%[h]	2.62%[h]	82%[j]

$—	$16.99	20.35%	$519.8	0.85%	0.85%	(0.26)%	97%
$—	$14.57	4.41%	$466.2	0.85%	0.85%	(0.08)%	101%
$—	$14.62	(24.92)%	$478.0	0.84%	0.84%	(0.27)%	58%
$—	$22.78	35.63%	$696.4	0.83%	0.83%	(0.57)%	42%
$—	$18.45	21.95%	$570.7	0.88%	0.88%	(0.39)%	55%

$—	$16.93	20.27%	$23.2	0.94%	0.94%	(0.34)%	97%
$—	$14.53	4.28%	$36.3	0.95%	0.95%	(0.17)%	101%
$—	$14.60	(24.98)%	$53.4	0.93%	0.93%	(0.37)%	58%
$—	$22.77	35.53%	$109.3	0.92%	0.92%	(0.66)%	42%
$—	$18.46	21.85%	$85.7	0.94%	0.94%	(0.46)%	55%

$—	$16.78	19.89%	$5.7	1.19%	1.19%	(0.61)%	97%
$—	$14.45	4.08%	$6.8	1.20%	1.20%	(0.43)%	101%
$—	$14.55	(25.19)%	$8.1	1.19%	1.19%	(0.62)%	58%
$—	$22.76	35.19%	$13.2	1.17%	1.17%	(0.92)%	42%
$—	$18.51	21.57%	$10.3	1.20%	1.20%	(0.70)%	55%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Mid Cap Growth Fund (cont’d)
Institutional Class
8/31/2024	$14.62	$(0.02)	$2.96	$2.94	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.65	$0.01	$0.60	$0.61	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.79	$(0.02)	$(4.99)	$(5.01)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o,q]	$18.41	$(0.08)	$6.37	$6.29	$—	$(1.91)	$—	$(1.91)
8/31/2020[o,q]	$15.90	$(0.03)	$3.38	$3.35	$—	$(0.84)	$—	$(0.84)

Class A
8/31/2024	$14.50	$(0.07)	$2.91	$2.84	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.58	$(0.04)	$0.60	$0.56	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.77	$(0.08)	$(4.98)	$(5.06)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o,q]	$18.48	$(0.16)	$6.36	$6.20	$—	$(1.91)	$—	$(1.91)
8/31/2020[o,q]	$16.02	$(0.09)	$3.41	$3.32	$—	$(0.86)	$—	$(0.86)

Class C
8/31/2024	$14.24	$(0.19)	$2.85	$2.66	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.43	$(0.14)	$0.59	$0.45	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.73	$(0.22)	$(4.95)	$(5.17)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o,q]	$18.63	$(0.32)	$6.33	$6.01	$—	$(1.91)	$—	$(1.91)
8/31/2020[o,q]	$16.29	$(0.21)	$3.43	$3.22	$—	$(0.88)	$—	$(0.88)

Class R3
8/31/2024	$14.41	$(0.11)	$2.89	$2.78	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.53	$(0.08)	$0.60	$0.52	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.75	$(0.13)	$(4.96)	$(5.09)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o,q]	$18.53	$(0.21)	$6.34	$6.13	$—	$(1.91)	$—	$(1.91)
8/31/2020[o,q]	$16.12	$(0.12)	$3.40	$3.28	$—	$(0.87)	$—	$(0.87)

Class R6
8/31/2024	$14.66	$0.00	$2.96	$2.96	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.67	$0.03	$0.60	$0.63	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.79	$(0.00)	$(4.99)	$(4.99)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o,q]	$18.39	$(0.06)	$6.37	$6.31	$—	$(1.91)	$—	$(1.91)
8/31/2020[o,q]	$15.86	$(0.02)	$3.39	$3.37	$—	$(0.84)	$—	$(0.84)

Mid Cap Intrinsic Value Fund
Investor Class
8/31/2024	$24.35	$0.16	$3.39	$3.55	$(0.15)	$(0.34)	$—	$(0.49)
8/31/2023	$23.65	$0.24	$0.67	$0.91	$(0.21)	$—	$—	$(0.21)
8/31/2022	$24.69	$0.21	$(1.11)	$(0.90)	$(0.14)	$—	$—	$(0.14)
8/31/2021[o]	$16.03	$0.15	$8.52	$8.67	$(0.01)	$—	$—	$(0.01)
8/31/2020[o]	$19.32	$0.22	$(3.28)	$(3.06)	$(0.23)	$—	$—	$(0.23)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$17.08	20.56%	$465.6	0.68%	0.68%	(0.10)%	97%
$—	$14.62	4.55%	$458.0	0.69%	0.69%	0.08%	101%
$—	$14.65	(24.81)%	$469.7	0.69%	0.69%	(0.10)%	58%
$—	$22.79	35.91%	$481.1	0.67%	0.67%	(0.41)%	42%
$—	$18.41	22.12%	$347.4	0.70%	0.70%	(0.22)%	55%

$—	$16.86	20.03%	$31.9	1.06%	1.06%	(0.47)%	97%
$—	$14.50	4.21%	$27.3	1.06%	1.06%	(0.28)%	101%
$—	$14.58	(25.08)%	$39.0	1.06%	1.06%	(0.47)%	58%
$—	$22.77	35.42%	$48.1	1.04%	1.04%	(0.78)%	42%
$—	$18.48	21.70%	$36.0	1.06%	1.06%	(0.57)%	55%

$—	$16.42	19.11%	$5.8	1.81%	1.81%	(1.22)%	97%
$—	$14.24	3.47%	$6.0	1.81%	1.81%	(1.04)%	101%
$—	$14.43	(25.67)%	$7.7	1.80%	1.80%	(1.24)%	58%
$—	$22.73	34.42%	$13.2	1.79%	1.79%	(1.53)%	42%
$—	$18.63	20.77%	$11.3	1.81%	1.81%	(1.32)%	55%

$—	$16.71	19.73%	$8.2	1.31%	1.31%	(0.73)%	97%
$—	$14.41	3.95%	$8.4	1.32%	1.32%	(0.55)%	101%
$—	$14.53	(25.25)%	$9.9	1.31%	1.31%	(0.75)%	58%
$—	$22.75	35.03%	$18.5	1.29%	1.29%	(1.03)%	42%
$—	$18.53	21.36%	$13.7	1.31%	1.31%	(0.77)%	55%

$—	$17.14	20.64%	$635.3	0.59%	0.59%	0.00%	97%
$—	$14.66	4.68%	$541.9	0.60%	0.60%	0.18%	101%
$—	$14.67	(24.71)%	$538.5	0.59%	0.59%	(0.01)%	58%
$—	$22.79	35.99%	$753.3	0.57%	0.57%	(0.31)%	42%
$—	$18.39	22.27%	$524.1	0.60%	0.60%	(0.11)%	55%

$—	$27.41	14.78%	$33.4	1.53%	0.96%	0.63%	29%
$—	$24.35	3.88%	$32.4	1.51%	0.96%	0.99%	15%
$—	$23.65	(3.67)%	$32.7	1.45%	0.96%	0.85%	22%
$—	$24.69	54.09%	$35.2	1.49%	1.01%	0.68%	31%
$—	$16.03	(16.10)%	$23.0	1.37%	1.11%	1.26%	16%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Mid Cap Intrinsic Value Fund (cont’d)
Trust Class
8/31/2024	$24.32	$0.10	$3.39	$3.49	$(0.10)	$(0.34)	$—	$(0.44)
8/31/2023	$23.61	$0.18	$0.68	$0.86	$(0.15)	$—	$—	$(0.15)
8/31/2022	$24.63	$0.15	$(1.11)	$(0.96)	$(0.06)	$—	$—	$(0.06)
8/31/2021[o]	$16.02	$0.10	$8.52	$8.62	$(0.01)	$—	$—	$(0.01)
8/31/2020[o]	$19.32	$0.20	$(3.30)	$(3.10)	$(0.20)	$—	$—	$(0.20)

Institutional Class
8/31/2024	$24.33	$0.18	$3.39	$3.57	$(0.18)	$(0.34)	$—	$(0.52)
8/31/2023	$23.63	$0.26	$0.68	$0.94	$(0.24)	$—	$—	$(0.24)
8/31/2022	$24.65	$0.24	$(1.11)	$(0.87)	$(0.15)	$—	$—	$(0.15)
8/31/2021[o]	$16.02	$0.18	$8.51	$8.69	$(0.06)	$—	$—	$(0.06)
8/31/2020[o]	$19.31	$0.27	$(3.28)	$(3.01)	$(0.28)	$—	$—	$(0.28)

Class A
8/31/2024	$24.34	$0.09	$3.39	$3.48	$(0.11)	$(0.34)	$—	$(0.45)
8/31/2023	$23.62	$0.18	$0.68	$0.86	$(0.14)	$—	$—	$(0.14)
8/31/2022	$24.63	$0.15	$(1.10)	$(0.95)	$(0.06)	$—	$—	$(0.06)
8/31/2021[o]	$16.03	$0.11	$8.50	$8.61	$(0.01)	$—	$—	$(0.01)
8/31/2020[o]	$19.32	$0.21	$(3.29)	$(3.08)	$(0.21)	$—	$—	$(0.21)

Class C
8/31/2024	$23.95	$(0.09)	$3.32	$3.23	$—	$(0.34)	$—	$(0.34)
8/31/2023	$23.30	$(0.00)	$0.66	$0.66	$(0.01)	$—	$—	$(0.01)
8/31/2022	$24.43	$(0.04)	$(1.09)	$(1.13)	$—	$—	$—	$—
8/31/2021[o]	$16.00	$(0.06)	$8.49	$8.43	$—	$—	$—	$—
8/31/2020[o]	$19.29	$0.07	$(3.30)	$(3.23)	$(0.06)	$—	$—	$(0.06)

Class R3
8/31/2024	$24.26	$0.03	$3.38	$3.41	$(0.02)	$(0.34)	$—	$(0.36)
8/31/2023	$23.56	$0.12	$0.67	$0.79	$(0.09)	$—	$—	$(0.09)
8/31/2022	$24.59	$0.09	$(1.10)	$(1.01)	$(0.02)	$—	$—	$(0.02)
8/31/2021[o]	$16.03	$0.05	$8.51	$8.56	$—	$—	$—	$—
8/31/2020[o]	$19.33	$0.18	$(3.32)	$(3.14)	$(0.16)	$—	$—	$(0.16)

Class R6
8/31/2024	$24.34	$0.24	$3.35	$3.59	$(0.20)	$(0.34)	$—	$(0.54)
8/31/2023	$23.64	$0.29	$0.67	$0.96	$(0.26)	$—	$—	$(0.26)
8/31/2022	$24.65	$0.26	$(1.09)	$(0.83)	$(0.18)	$—	$—	$(0.18)
8/31/2021[o]	$16.03	$0.20	$8.50	$8.70	$(0.08)	$—	$—	$(0.08)
8/31/2020[o]	$19.32	$0.28	$(3.27)	$(2.99)	$(0.30)	$—	$—	$(0.30)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$27.37	14.49%	$6.2	1.73%	1.20%	0.38%	29%
$—	$24.32	3.66%	$6.0	1.70%	1.20%	0.75%	15%
$—	$23.61	(3.90)%	$6.1	1.63%	1.20%	0.61%	22%
$—	$24.63	53.86%	$6.9	1.69%	1.22%	0.48%	31%
$—	$16.02	(16.26)%	$4.9	1.53%	1.26%	1.12%	16%

$—	$27.38	14.88%	$14.5	1.36%	0.85%	0.70%	29%
$—	$24.33	4.00%	$14.1	1.34%	0.85%	1.09%	15%
$—	$23.63	(3.55)%	$13.1	1.28%	0.85%	0.97%	22%
$—	$24.65	54.34%	$15.2	1.32%	0.86%	0.84%	31%
$—	$16.02	(15.88)%	$12.6	1.19%	0.86%	1.52%	16%

$—	$27.37	14.47%	$1.5	1.78%	1.21%	0.36%	29%
$—	$24.34	3.65%	$1.2	1.75%	1.21%	0.75%	15%
$—	$23.62	(3.88)%	$1.2	1.68%	1.21%	0.59%	22%
$—	$24.63	53.74%	$1.5	1.73%	1.22%	0.50%	31%
$—	$16.03	(16.17)%	$1.7	1.54%	1.22%	1.15%	16%

$—	$26.84	13.61%	$0.9	2.51%	1.96%	(0.36)%	29%
$—	$23.95	2.85%	$0.9	2.47%	1.96%	(0.00)%	15%
$—	$23.30	(4.63)%	$0.9	2.42%	1.96%	(0.15)%	22%
$—	$24.43	52.69%	$1.0	2.47%	1.97%	(0.26)%	31%
$—	$16.00	(16.81)%	$0.8	2.31%	1.97%	0.41%	16%

$—	$27.31	14.19%	$0.5	2.06%	1.46%	0.13%	29%
$—	$24.26	3.36%	$0.4	2.01%	1.46%	0.52%	15%
$—	$23.56	(4.11)%	$0.7	1.94%	1.46%	0.35%	22%
$—	$24.59	53.42%	$0.8	1.98%	1.47%	0.22%	31%
$—	$16.03	(16.42)%	$0.5	1.80%	1.47%	0.96%	16%

$—	$27.39	14.98%	$0.0	1.72%	0.75%	0.95%	29%
$—	$24.34	4.11%	$0.0	1.71%	0.75%	1.20%	15%
$—	$23.64	(3.42)%	$0.0	1.55%	0.75%	1.06%	22%
$—	$24.65	54.45%	$0.0	1.72%	0.76%	0.94%	31%
$—	$16.03	(15.79)%	$0.0	1.02%	0.76%[f]	1.62%	16%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Multi-Cap Opportunities Fund
Institutional Class
8/31/2024	$10.17	$0.03	$2.16	$2.19	$(0.01)	$(1.98)	$—	$(1.99)
8/31/2023	$11.71	$0.03	$1.18	$1.21	$(0.04)	$(2.71)	$—	$(2.75)
8/31/2022	$18.55	$0.04	$(2.00)	$(1.96)	$(0.05)	$(4.83)	$—	$(4.88)
8/31/2021[o]	$17.03	$0.05	$5.17	$5.22	$(0.05)	$(3.65)	$—	$(3.70)
8/31/2020[o]	$18.64	$0.09	$1.76	$1.85	$(0.14)	$(3.32)	$—	$(3.46)

Class A
8/31/2024	$10.16	$(0.01)	$2.17	$2.16	$—	$(1.98)	$—	$(1.98)
8/31/2023	$11.71	$(0.01)	$1.18	$1.17	$(0.01)	$(2.71)	$—	$(2.72)
8/31/2022	$18.55	$(0.01)	$(1.99)	$(2.00)	$(0.01)	$(4.83)	$—	$(4.84)
8/31/2021[o]	$17.05	$(0.01)	$5.16	$5.15	$—	$(3.65)	$—	$(3.65)
8/31/2020[o]	$18.65	$0.03	$1.76	$1.79	$(0.07)	$(3.32)	$—	$(3.39)

Class C
8/31/2024	$9.69	$(0.08)	$2.04	$1.96	$—	$(1.98)	$—	$(1.98)
8/31/2023	$11.35	$(0.08)	$1.13	$1.05	$—	$(2.71)	$—	$(2.71)
8/31/2022	$18.23	$(0.11)	$(1.94)	$(2.05)	$—	$(4.83)	$—	$(4.83)
8/31/2021[o]	$16.92	$(0.13)	$5.09	$4.96	$—	$(3.65)	$—	$(3.65)
8/31/2020[o]	$18.59	$(0.09)	$1.74	$1.65	$—	$(3.32)	$—	$(3.32)

Class E
8/31/2024	$10.17	$0.10	$2.17	$2.27	$(0.11)	$(1.98)	$—	$(2.09)
8/31/2023	$11.76	$0.11	$1.18	$1.29	$(0.17)	$(2.71)	$—	$(2.88)
Period from 1/11/2022[g] to 8/31/2022	$13.99	$0.09	$(2.32)	$(2.23)	$—	$—	$—	$—

Real Estate Fund
Trust Class
8/31/2024	$12.33	$0.29	$2.38	$2.67	$(0.27)	$—	$—	$(0.27)
8/31/2023	$15.47	$0.31	$(1.87)	$(1.56)	$(0.27)	$(1.31)	$—	$(1.58)
8/31/2022	$18.10	$0.14	$(2.01)	$(1.87)	$(0.16)	$(0.60)	$—	$(0.76)
8/31/2021	$13.76	$0.21	$4.41	$4.62	$(0.20)	$(0.08)	$—	$(0.28)
8/31/2020	$15.13	$0.17	$(0.80)	$(0.63)	$(0.17)	$(0.57)	$—	$(0.74)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$10.37	25.56%	$112.9	0.88%	0.88%	0.26%	25%
$—	$10.17	12.81%	$126.8	0.87%	0.87%	0.30%	14%
$—	$11.71	(14.66)%	$208.9	0.82%	0.82%	0.28%	16%
$—	$18.55	36.24%	$490.7	0.81%	0.81%	0.33%	15%
$—	$17.03	10.23%	$609.7	0.76%	0.76%	0.53%	27%

$—	$10.34	25.15%	$31.0	1.25%	1.25%	(0.11)%	25%
$—	$10.16	12.37%	$33.3	1.25%	1.25%	(0.08)%	14%
$—	$11.71	(14.92)%	$41.2	1.19%	1.19%	(0.06)%	16%
$—	$18.55	35.69%	$53.1	1.18%	1.18%	(0.04)%	15%
$—	$17.05	9.83%	$41.6	1.14%	1.14%	0.17%	27%

$—	$9.67	24.19%	$10.4	2.00%	2.00%	(0.85)%	25%
$—	$9.69	11.63%	$12.0	1.99%	1.99%	(0.82)%	14%
$—	$11.35	(15.58)%	$15.6	1.94%	1.94%	(0.82)%	16%
$—	$18.23	34.66%	$27.2	1.93%	1.93%	(0.78)%	15%
$—	$16.92	9.04%	$30.4	1.88%	1.88%	(0.57)%	27%

$—	$10.35	26.58%	$97.8	0.73%	0.13%	1.01%	25%
$—	$10.17	13.70%	$81.4	0.72%	0.12%	1.05%	14%
$—	$11.76	(15.94)%[i]	$71.6	0.69%[h]	0.10%[h]	1.11%[h]	16%[j]

$—	$14.73	22.09%	$92.2	1.39%	1.04%	2.26%	53%
$—	$12.33	(10.02)%	$92.1	1.39%	1.04%	2.35%	38%
$—	$15.47	(10.87)%	$127.4	1.37%	1.04%	0.80%	37%
$—	$18.10	34.12%	$149.8	1.38%	1.04%	1.37%	22%
$—	$13.76	(4.13)%	$108.6	1.40%	1.04%	1.21%	26%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Real Estate Fund (cont’d)
Institutional Class
8/31/2024	$12.38	$0.31	$2.41	$2.72	$(0.30)	$—	$—	$(0.30)
8/31/2023	$15.52	$0.34	$(1.87)	$(1.53)	$(0.30)	$(1.31)	$—	$(1.61)
8/31/2022	$18.17	$0.17	$(2.03)	$(1.86)	$(0.19)	$(0.60)	$—	$(0.79)
8/31/2021	$13.81	$0.20	$4.47	$4.67	$(0.23)	$(0.08)	$—	$(0.31)
8/31/2020	$15.19	$0.19	$(0.80)	$(0.61)	$(0.20)	$(0.57)	$—	$(0.77)

Class A
8/31/2024	$12.33	$0.27	$2.39	$2.66	$(0.25)	$—	$—	$(0.25)
8/31/2023	$15.47	$0.28	$(1.86)	$(1.58)	$(0.25)	$(1.31)	$—	$(1.56)
8/31/2022	$18.10	$0.11	$(2.01)	$(1.90)	$(0.13)	$(0.60)	$—	$(0.73)
8/31/2021	$13.76	$0.18	$4.41	$4.59	$(0.17)	$(0.08)	$—	$(0.25)
8/31/2020	$15.13	$0.15	$(0.81)	$(0.66)	$(0.14)	$(0.57)	$—	$(0.71)

Class C
8/31/2024	$12.38	$0.17	$2.40	$2.57	$(0.15)	$—	$—	$(0.15)
8/31/2023	$15.51	$0.19	$(1.87)	$(1.68)	$(0.14)	$(1.31)	$—	$(1.45)
8/31/2022	$18.15	$(0.02)	$(2.02)	$(2.04)	$(0.00)	$(0.60)	$—	$(0.60)
8/31/2021	$13.79	$0.08	$4.42	$4.50	$(0.06)	$(0.08)	$—	$(0.14)
8/31/2020	$15.16	$0.04	$(0.80)	$(0.76)	$(0.04)	$(0.57)	$—	$(0.61)

Class R3
8/31/2024	$12.31	$0.23	$2.38	$2.61	$(0.22)	$—	$—	$(0.22)
8/31/2023	$15.44	$0.25	$(1.85)	$(1.60)	$(0.22)	$(1.31)	$—	$(1.53)
8/31/2022	$18.06	$0.06	$(2.00)	$(1.94)	$(0.08)	$(0.60)	$—	$(0.68)
8/31/2021	$13.73	$0.15	$4.40	$4.55	$(0.14)	$(0.08)	$—	$(0.22)
8/31/2020	$15.10	$0.11	$(0.80)	$(0.69)	$(0.11)	$(0.57)	$—	$(0.68)

Class R6
8/31/2024	$12.37	$0.32	$2.40	$2.72	$(0.31)	$—	$—	$(0.31)
8/31/2023	$15.52	$0.34	$(1.86)	$(1.52)	$(0.32)	$(1.31)	$—	$(1.63)
8/31/2022	$18.16	$0.19	$(2.02)	$(1.83)	$(0.21)	$(0.60)	$—	$(0.81)
8/31/2021	$13.81	$0.24	$4.43	$4.67	$(0.24)	$(0.08)	$—	$(0.32)
8/31/2020	$15.19	$0.20	$(0.80)	$(0.60)	$(0.21)	$(0.57)	$—	$(0.78)

Class E
8/31/2024	$12.38	$0.41	$2.40	$2.81	$(0.40)	$—	$—	$(0.40)
8/31/2023	$15.53	$0.43	$(1.86)	$(1.43)	$(0.41)	$(1.31)	$—	$(1.72)
Period from 1/11/2022[g] to 8/31/2022	$18.24	$0.11	$(2.60)	$(2.49)	$(0.12)	$(0.10)	$—	$(0.22)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$14.80	22.39%	$422.6	1.03%	0.85%	2.45%	53%
$—	$12.38	(9.81)%	$450.0	1.03%	0.85%	2.56%	38%
$—	$15.52	(10.76)%	$738.1	1.01%	0.85%	0.99%	37%
$—	$18.17	34.40%	$706.9	1.02%	0.85%	1.32%	22%
$—	$13.81	(3.97)%	$344.1	1.04%	0.85%	1.37%	26%

$—	$14.74	21.96%	$58.4	1.40%	1.21%	2.09%	53%
$—	$12.33	(10.18)%	$58.8	1.40%	1.21%	2.16%	38%
$—	$15.47	(11.02)%	$78.4	1.38%	1.21%	0.62%	37%
$—	$18.10	33.89%	$84.6	1.39%	1.21%	1.18%	22%
$—	$13.76	(4.31)%	$60.7	1.40%	1.21%	1.04%	26%

$—	$14.80	21.01%	$7.6	2.16%	1.96%	1.34%	53%
$—	$12.38	(10.84)%	$8.1	2.16%	1.96%	1.42%	38%
$—	$15.51	(11.72)%	$10.6	2.14%	1.96%	(0.13)%	37%
$—	$18.15	32.94%	$11.2	2.15%	1.96%	0.56%	22%
$—	$13.79	(5.08)%	$9.1	2.16%	1.96%	0.28%	26%

$—	$14.70	21.55%	$15.1	1.66%	1.46%	1.81%	53%
$—	$12.31	(10.37)%	$13.7	1.66%	1.46%	1.92%	38%
$—	$15.44	(11.23)%	$16.9	1.63%	1.46%	0.36%	37%
$—	$18.06	33.55%	$20.3	1.64%	1.46%	0.98%	22%
$—	$13.73	(4.58)%	$15.7	1.67%	1.46%	0.81%	26%

$—	$14.78	22.46%	$161.2	0.93%	0.75%	2.53%	53%
$—	$12.37	(9.76)%	$152.7	0.94%	0.75%	2.60%	38%
$—	$15.52	(10.62)%	$146.9	0.92%	0.75%	1.10%	37%
$—	$18.16	34.45%	$167.9	0.93%	0.75%	1.59%	22%
$—	$13.81	(3.87)%	$107.1	0.94%	0.75%	1.45%	26%

$—	$14.79	23.28%	$19.3	0.88%	0.08%	3.20%	53%
$—	$12.38	(9.10)%	$16.1	0.88%	0.08%	3.30%	38%
$—	$15.53	(13.67)%	$19.0	0.88%[h]	0.08%[h]	1.00%[h]	37%[j]

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Small Cap Growth Fund
Investor Class
8/31/2024	$38.48	$(0.22)	$12.11	$11.89	$—	$—	$—	$—
8/31/2023	$37.93	$(0.18)	$0.73	$0.55	$—	$—	$—	$—
8/31/2022	$56.71	$(0.28)	$(9.57)	$(9.85)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o]	$44.81	$(0.45)	$12.93	$12.48	$—	$(0.58)	$—	$(0.58)
8/31/2020[o]	$37.83	$(0.30)	$8.82	$8.52	$—	$(1.54)	$—	$(1.54)

Trust Class
8/31/2024	$38.27	$(0.32)	$12.02	$11.70	$—	$—	$—	$—
8/31/2023	$37.81	$(0.27)	$0.73	$0.46	$—	$—	$—	$—
8/31/2022	$56.68	$(0.39)	$(9.55)	$(9.94)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.87	$(0.56)	$12.95	$12.39	$—	$(0.58)	$—	$(0.58)
8/31/2020[o,q]	$37.94	$(0.34)	$8.82	$8.48	$—	$(1.55)	$—	$(1.55)

Advisor Class
8/31/2024	$38.14	$(0.38)	$11.96	$11.58	$—	$—	$—	$—
8/31/2023	$37.73	$(0.33)	$0.74	$0.41	$—	$—	$—	$—
8/31/2022	$56.66	$(0.46)	$(9.54)	$(10.00)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.93	$(0.64)	$12.95	$12.31	$—	$(0.58)	$—	$(0.58)
8/31/2020[o,q]	$38.05	$(0.39)	$8.83	$8.44	$—	$(1.56)	$—	$(1.56)

Institutional Class
8/31/2024	$38.59	$(0.17)	$12.14	$11.97	$—	$—	$—	$—
8/31/2023	$37.99	$(0.14)	$0.74	$0.60	$—	$—	$—	$—
8/31/2022	$56.73	$(0.24)	$(9.57)	$(9.81)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.74	$(0.36)	$12.93	$12.57	$—	$(0.58)	$—	$(0.58)
8/31/2020[o,q]	$37.66	$(0.20)	$8.80	$8.60	$—	$(1.52)	$—	$(1.52)

Class A
8/31/2024	$38.27	$(0.32)	$12.01	$11.69	$—	$—	$—	$—
8/31/2023	$37.81	$(0.27)	$0.73	$0.46	$—	$—	$—	$—
8/31/2022	$56.68	$(0.39)	$(9.55)	$(9.94)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.88	$(0.56)	$12.94	$12.38	$—	$(0.58)	$—	$(0.58)
8/31/2020[o,q]	$37.93	$(0.32)	$8.82	$8.50	$—	$(1.55)	$—	$(1.55)

Class C
8/31/2024	$37.60	$(0.62)	$11.74	$11.12	$—	$—	$—	$—
8/31/2023	$37.43	$(0.54)	$0.71	$0.17	$—	$—	$—	$—
8/31/2022	$56.58	$(0.73)	$(9.49)	$(10.22)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$45.14	$(0.97)	$12.99	$12.02	$—	$(0.58)	$—	$(0.58)
8/31/2020[o,q]	$38.45	$(0.62)	$8.90	$8.28	$—	$(1.59)	$—	$(1.59)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$50.37	30.90%	$71.7	1.33%	1.01%	(0.52)%	131%
$—	$38.48	1.45%	$59.7	1.32%	1.01%	(0.49)%	129%
$—	$37.93	(19.94)%	$62.8	1.32%	1.01%	(0.63)%	121%
$—	$56.71	27.95%	$85.7	1.28%	1.07%	(0.85)%	127%
$—	$44.81	23.20%	$72.5	1.41%	1.18%	(0.78)%	128%

$—	$49.97	30.57%	$4.4	1.50%	1.25%	(0.76)%	131%
$—	$38.27	1.22%	$3.5	1.50%	1.25%	(0.73)%	129%
$—	$37.81	(20.14)%	$3.9	1.49%	1.25%	(0.87)%	121%
$—	$56.68	27.70%	$5.4	1.47%	1.27%	(1.04)%	127%
$—	$44.87	23.04%	$4.6	1.54%	1.29%	(0.89)%	128%

$—	$49.72	30.36%	$1.8	1.67%	1.40%	(0.91)%	131%
$—	$38.14	1.09%	$1.9	1.67%	1.40%	(0.88)%	129%
$—	$37.73	(20.26)%	$2.6	1.64%	1.40%	(1.02)%	121%
$—	$56.66	27.50%	$3.9	1.63%	1.42%	(1.19)%	127%
$—	$44.93	22.86%	$3.2	1.70%	1.44%	(1.04)%	128%

$—	$50.56	31.02%	$195.2	1.12%	0.90%	(0.40)%	131%
$—	$38.59	1.58%	$156.2	1.13%	0.90%	(0.38)%	129%
$—	$37.99	(19.86)%	$146.5	1.13%	0.90%	(0.53)%	121%
$—	$56.73	28.18%	$235.8	1.09%	0.90%	(0.68)%	127%
$—	$44.74	23.52%	$158.1	1.18%	0.90%	(0.51)%	128%

$—	$49.96	30.55%	$21.1	1.52%	1.26%	(0.77)%	131%
$—	$38.27	1.22%	$16.9	1.53%	1.26%	(0.73)%	129%
$—	$37.81	(20.14)%	$18.2	1.53%	1.26%	(0.88)%	121%
$—	$56.68	27.69%	$26.5	1.49%	1.26%	(1.04)%	127%
$—	$44.88	23.09%	$23.3	1.60%	1.26%	(0.86)%	128%

$—	$48.72	29.57%	$6.3	2.24%	2.01%	(1.51)%	131%
$—	$37.60	0.45%	$4.3	2.24%	2.01%	(1.49)%	129%
$—	$37.43	(20.74)%	$4.2	2.25%	2.01%	(1.64)%	121%
$—	$56.58	26.75%	$6.6	2.21%	2.01%	(1.79)%	127%
$—	$45.14	22.19%	$4.6	2.30%	2.01%	(1.61)%	128%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Small Cap Growth Fund (cont’d)
Class R3
8/31/2024	$38.05	$(0.42)	$11.92	$11.50	$—	$—	$—	$—
8/31/2023	$37.68	$(0.36)	$0.73	$0.37	$—	$—	$—	$—
8/31/2022	$56.65	$(0.50)	$(9.54)	$(10.04)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.97	$(0.70)	$12.96	$12.26	$—	$(0.58)	$—	$(0.58)
8/31/2020[o,q]	$38.10	$(0.43)	$8.86	$8.43	$—	$(1.56)	$—	$(1.56)

Class R6
8/31/2024	$38.68	$(0.13)	$12.18	$12.05	$—	$—	$—	$—
8/31/2023	$38.04	$(0.10)	$0.74	$0.64	$—	$—	$—	$—
8/31/2022	$56.74	$(0.18)	$(9.59)	$(9.77)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.71	$(0.31)	$12.92	$12.61	$—	$(0.58)	$—	$(0.58)
8/31/2020[o,q]	$37.59	$(0.15)	$8.79	$8.64	$—	$(1.52)	$—	$(1.52)

Sustainable Equity Fund
Investor Class
8/31/2024	$40.54	$0.02	$11.90	$11.92	$(0.10)	$(3.81)	$—	$(3.91)
8/31/2023	$38.86	$0.14	$5.05	$5.19	$(0.01)	$(3.50)	$—	$(3.51)
8/31/2022	$49.85	$0.18	$(6.29)	$(6.11)	$(0.34)	$(4.54)	$—	$(4.88)
8/31/2021[o]	$39.44	$0.18	$12.84	$13.02	$(0.26)	$(2.35)	$—	$(2.61)
8/31/2020[o]	$37.08	$0.22	$5.56	$5.78	$(0.25)	$(3.17)	$—	$(3.42)

Trust Class
8/31/2024	$40.52	$(0.06)	$11.91	$11.85	$(0.05)	$(3.81)	$—	$(3.86)
8/31/2023	$38.91	$0.07	$5.04	$5.11	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.90	$0.10	$(6.30)	$(6.20)	$(0.25)	$(4.54)	$—	$(4.79)
8/31/2021[o]	$39.47	$0.10	$12.85	$12.95	$(0.17)	$(2.35)	$—	$(2.52)
8/31/2020[o]	$37.10	$0.15	$5.58	$5.73	$(0.19)	$(3.17)	$—	$(3.36)

Institutional Class
8/31/2024	$40.45	$0.10	$11.88	$11.98	$(0.16)	$(3.81)	$—	$(3.97)
8/31/2023	$38.79	$0.20	$5.04	$5.24	$(0.08)	$(3.50)	$—	$(3.58)
8/31/2022	$49.78	$0.25	$(6.27)	$(6.02)	$(0.43)	$(4.54)	$—	$(4.97)
8/31/2021[o]	$39.40	$0.26	$12.81	$13.07	$(0.34)	$(2.35)	$—	$(2.69)
8/31/2020[o]	$37.02	$0.28	$5.57	$5.85	$(0.30)	$(3.17)	$—	$(3.47)

Class A
8/31/2024	$40.44	$(0.06)	$11.88	$11.82	$(0.05)	$(3.81)	$—	$(3.86)
8/31/2023	$38.84	$0.06	$5.04	$5.10	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.84	$0.09	$(6.28)	$(6.19)	$(0.27)	$(4.54)	$—	$(4.81)
8/31/2021[o]	$39.43	$0.10	$12.83	$12.93	$(0.17)	$(2.35)	$—	$(2.52)
8/31/2020[o]	$37.08	$0.15	$5.57	$5.72	$(0.20)	$(3.17)	$—	$(3.37)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$49.55	30.22%	$10.6	1.76%	1.51%	(1.02)%	131%
$—	$38.05	0.98%	$8.4	1.76%	1.51%	(0.99)%	129%
$—	$37.68	(20.35)%	$5.4	1.77%	1.51%	(1.13)%	121%
$—	$56.65	27.38%	$6.0	1.74%	1.51%	(1.29)%	127%
$—	$44.97	22.80%	$3.7	1.86%	1.51%	(1.11)%	128%

$—	$50.73	31.15%	$102.1	1.03%	0.80%	(0.31)%	131%
$—	$38.68	1.68%	$89.0	1.03%	0.80%	(0.27)%	129%
$—	$38.04	(19.78)%	$77.7	1.05%	0.80%	(0.42)%	121%
$—	$56.74	28.29%	$53.1	0.99%	0.80%	(0.58)%	127%
$—	$44.71	23.65%	$37.2	1.08%	0.80%	(0.40)%	128%

$—	$48.55	31.60%	$421.1	0.88%	0.88%	0.05%	8%
$—	$40.54	14.74%	$354.8	0.87%	0.87%	0.36%	20%
$—	$38.86	(13.70)%	$346.2	0.85%	0.85%	0.40%	14%
$—	$49.85	34.45%	$437.8	0.84%	0.84%	0.40%	16%
$—	$39.44	16.12%	$429.6	0.86%	0.86%	0.59%	21%

$—	$48.51	31.40%	$136.4	1.06%	1.06%	(0.13)%	8%
$—	$40.52	14.49%	$108.8	1.05%	1.05%	0.18%	20%
$—	$38.91	(13.85)%	$108.5	1.03%	1.03%	0.22%	14%
$—	$49.90	34.21%	$148.7	1.02%	1.02%	0.23%	16%
$—	$39.47	15.95%	$122.9	1.03%	1.03%	0.42%	21%

$—	$48.46	31.86%	$645.2	0.70%	0.70%	0.22%	8%
$—	$40.45	14.92%	$561.9	0.70%	0.70%	0.53%	20%
$—	$38.79	(13.55)%	$608.2	0.68%	0.68%	0.57%	14%
$—	$49.78	34.68%	$896.3	0.67%	0.67%	0.58%	16%
$—	$39.40	16.35%	$689.9	0.68%	0.68%	0.77%	21%

$—	$48.40	31.39%	$137.7	1.07%	1.07%	(0.15)%	8%
$—	$40.44	14.49%	$144.8	1.06%	1.06%	0.17%	20%
$—	$38.84	(13.86)%	$133.1	1.04%	1.04%	0.21%	14%
$—	$49.84	34.17%	$160.6	1.04%	1.04%	0.21%	16%
$—	$39.43	15.94%	$98.0	1.05%	1.05%	0.41%	21%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Sustainable Equity Fund (cont’d)
Class C
8/31/2024	$39.30	$(0.37)	$11.48	$11.11	$—	$(3.81)	$—	$(3.81)
8/31/2023	$38.11	$(0.21)	$4.90	$4.69	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.19	$(0.24)	$(6.17)	$(6.41)	$—	$(4.67)	$—	$(4.67)
8/31/2021[o]	$39.07	$(0.23)	$12.70	$12.47	$—	$(2.35)	$—	$(2.35)
8/31/2020[o]	$36.85	$(0.12)	$5.51	$5.39	$—	$(3.17)	$—	$(3.17)

Class R3
8/31/2024	$40.34	$(0.17)	$11.83	$11.66	$—	$(3.81)	$—	$(3.81)
8/31/2023	$38.84	$(0.03)	$5.03	$5.00	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.82	$(0.02)	$(6.29)	$(6.31)	$—	$(4.67)	$—	$(4.67)
8/31/2021[o]	$39.41	$(0.01)	$12.84	$12.83	$(0.07)	$(2.35)	$—	$(2.42)
8/31/2020[o]	$37.10	$0.06	$5.56	$5.62	$(0.14)	$(3.17)	$—	$(3.31)

Class R6
8/31/2024	$40.45	$0.14	$11.87	$12.01	$(0.20)	$(3.81)	$—	$(4.01)
8/31/2023	$38.80	$0.24	$5.03	$5.27	$(0.12)	$(3.50)	$—	$(3.62)
8/31/2022	$49.79	$0.29	$(6.27)	$(5.98)	$(0.47)	$(4.54)	$—	$(5.01)
8/31/2021[o]	$39.41	$0.30	$12.82	$13.12	$(0.39)	$(2.35)	$—	$(2.74)
8/31/2020[o]	$37.01	$0.32	$5.58	$5.90	$(0.33)	$(3.17)	$—	$(3.50)

Class E
Period from 12/6/2023[g] to 8/31/2024	$41.86	$0.27	$10.51	$10.78	$(0.24)	$(3.81)	$—	$(4.05)

U.S. Equity Impact Fund
Institutional Class
8/31/2024	$10.05	$0.03	$2.54	$2.57	$(0.03)	$—	$—	$(0.03)
8/31/2023	$8.85	$0.04	$1.17	$1.21	$(0.01)	$—	$—	$(0.01)
8/31/2022	$11.35	$0.01	$(2.50)	$(2.49)	$(0.00)	$(0.01)	$—	$(0.01)
Period from 3/23/2021[g] to 8/31/2021	$10.00	$(0.01)	$1.36	$1.35	$—	$—	$—	$—

Class A
8/31/2024	$9.97	$(0.01)	$2.53	$2.52	$(0.01)	$—	$—	$(0.01)
8/31/2023	$8.80	$0.01	$1.17	$1.18	$(0.01)	$—	$—	$(0.01)
8/31/2022	$11.33	$(0.03)	$(2.49)	$(2.52)	$—	$(0.01)	$—	$(0.01)
Period from 3/23/2021[g] to 8/31/2021	$10.00	$(0.02)	$1.35	$1.33	$—	$—	$—	$—
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$46.60	30.39%	$37.3	1.82%	1.82%	(0.89)%	8%
$—	$39.30	13.64%	$33.7	1.82%	1.82%	(0.58)%	20%
$—	$38.11	(14.49)%	$36.4	1.79%	1.79%	(0.55)%	14%
$—	$49.19	33.19%	$48.0	1.79%	1.79%	(0.53)%	16%
$—	$39.07	15.06%	$40.4	1.79%	1.79%	(0.34)%	21%

$—	$48.19	31.01%	$17.2	1.32%	1.32%	(0.39)%	8%
$—	$40.34	14.22%	$16.0	1.32%	1.32%	(0.08)%	20%
$—	$38.84	(14.08)%	$18.6	1.30%	1.30%	(0.05)%	14%
$—	$49.82	33.87%	$23.8	1.29%	1.29%	(0.03)%	16%
$—	$39.41	15.63%	$28.0	1.30%	1.30%	0.16%	21%

$—	$48.45	31.96%	$114.1	0.61%	0.61%	0.32%	8%
$—	$40.45	15.03%	$111.1	0.60%	0.60%	0.64%	20%
$—	$38.80	(13.47)%	$174.4	0.58%	0.58%	0.66%	14%
$—	$49.79	34.82%	$264.3	0.57%	0.57%	0.68%	16%
$—	$39.41	16.48%	$233.6	0.58%	0.58%	0.88%	21%

$—	$48.59	28.02%[i]	$27.0	0.57%[h]	0.08%[h]	0.84%[h]	8%[j]

$—	$12.59	25.69%	$13.9	3.15%	0.90%	0.29%	16%
$—	$10.05	13.72%	$10.9	4.43%	0.90%	0.43%	13%
$—	$8.85	(21.95)%	$5.9	5.26%	0.90%	0.13%	28%
$—	$11.35	13.50%[i]	$6.1	6.59%[h,r]	0.90%[h,r]	(0.19)%[h,r]	7%[i]

$—	$12.48	25.29%	$0.2	3.69%	1.26%	(0.06)%	16%
$—	$9.97	13.36%	$0.2	5.09%	1.26%	0.07%	13%
$—	$8.80	(22.28)%	$0.1	5.77%	1.26%	(0.29)%	28%
$—	$11.33	13.30%[i]	$0.2	9.83%[h,r]	1.26%[h,r]	(0.48)%[h,r]	7%[i]

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
U.S. Equity Impact Fund (cont’d)
Class C
8/31/2024	$9.80	$(0.09)	$2.47	$2.38	$—	$—	$—	$—
8/31/2023	$8.71	$(0.06)	$1.15	$1.09	$—	$—	$—	$—
8/31/2022	$11.29	$(0.10)	$(2.47)	$(2.57)	$—	$(0.01)	$—	$(0.01)
Period from 3/23/2021[g] to 8/31/2021	$10.00	$(0.06)	$1.35	$1.29	$—	$—	$—	$—
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$12.18	24.29%	$0.0	4.59%	2.01%	(0.82)%	16%
$—	$9.80	12.51%	$0.0	6.25%	2.01%	(0.69)%	13%
$—	$8.71	(22.80)%	$0.0	6.76%	2.01%	(0.99)%	28%
$—	$11.29	12.90%[i]	$0.0	18.90%[h,r]	2.01%[h,r]	(1.30)%[h,r]	7%[i]

Notes to Financial Highlights Equity Funds

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted.
Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

c
Except for the Fund classes listed below, the class action proceeds listed in Note A of the Notes to Financial
Statements, if any, had no impact on the Funds’ total returns for the year ended August 31, 2024. Had the
Fund classes listed below not received class action proceeds in 2024, total return on per share NAV for the year ended August 31, 2024, would have been:

Mid Cap Intrinsic Value Investor Class	14.66%
Mid Cap Intrinsic Value Trust Class	14.37%
Mid Cap Intrinsic Value Institutional Class	14.76%
Mid Cap Intrinsic Value Class A	14.39%
Mid Cap Intrinsic Value Class C	13.53%
Mid Cap Intrinsic Value Class R3	14.10%
Mid Cap Intrinsic Value Class R6	14.68%
Multi-Cap Opportunities Institutional Class	25.44%
Multi-Cap Opportunities Class C	24.07%
Sustainable Equity Investor Class	31.54%
Sustainable Equity Trust Class	31.35%
Sustainable Equity Institutional Class	31.81%
Sustainable Equity Class A	31.34%
Sustainable Equity Class C	30.33%
Sustainable Equity Class R3	30.95%
Sustainable Equity Class R6	31.91%
Sustainable Equity Class E	27.96% (1)

(1) Not annualized.

Notes to Financial Highlights Equity Funds   (cont’d)

Except for the Fund classes listed below, the class action proceeds received in 2023, 2022, and/or 2021, if any, had no impact on the Funds’ total returns for the years ended August 31, 2023, 2022, and/or 2021,
Had the Fund classes listed below not received class action proceeds in 2023, 2022, and/or 2021, total return based on per share NAV for the years ended August 31, 2023, 2022, and/or 2021 would have been:

	2023	2022	2021
International Equity Investor Class	—	—	28.10%
International Equity Trust Class	—	—	28.02%
International Equity Institutional Class	—	—	28.30%
International Equity Class A	—	—	27.90%
International Equity Class C	—	—	26.92%
International Equity Class R6	—	—	28.42%
International Select Trust Class	—	—	27.98%
International Select Institutional Class	—	—	28.42%
International Select Class A	—	—	28.00%
International Select Class C	—	—	26.96%
International Select Class R3	—	—	27.59%
International Select Class R6	—	—	28.43%
Large Cap Value Investor Class	—	—	49.98%
Large Cap Value Trust Class	—	—	49.69%
Large Cap Value Advisor Class	—	—	49.41%
Large Cap Value Class A	—	—	49.63%
Large Cap Value Class R3	—	—	49.23%
Mid Cap Intrinsic Value Investor Class	3.80%	—	—
Mid Cap Intrinsic Value Trust Class	3.57%	—	—
Mid Cap Intrinsic Value Institutional Class	3.91%	—	—
Mid Cap Intrinsic Value Class A	3.56%	—	—
Mid Cap Intrinsic Value Class C	2.76%	—	—
Mid Cap Intrinsic Value Class R3	3.23%	—	—
Mid Cap Intrinsic Value Class R6	4.03%	—	—
Multi-Cap Opportunities Institutional Class	12.26%	(15.17)%	36.16%
Multi-Cap Opportunities Class A	11.93%	(15.43)%	—
Multi-Cap Opportunities Class C	11.17%	(16.11)%	—
Multi-Cap Opportunities Class E	13.37%	(16.37)%	—
Small Cap Growth Investor Class	—	—	27.90%
Small Cap Growth Trust Class	—	—	27.66%
Small Cap Growth Advisor Class	—	—	27.46%
Small Cap Growth Institutional Class	—	—	28.16%
Small Cap Growth Class A	—	—	27.64%
Small Cap Growth Class C	—	—	26.71%
Small Cap Growth Class R3	—	—	27.36%
Small Cap Growth Class R6	—	—	28.25%

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

Notes to Financial Highlights Equity Funds   (cont’d)
e
Represents the annualized ratio of net expenses to average daily net assets after utilization of the line of credit by Emerging Markets Equity (2024), International Select (2024), International Small Cap (2020) and
Intrinsic Value (2024) and/or reimbursement of expenses and/or waiver of a portion of the investment management fee by Management. Had Emerging Markets Equity, International Select, International Small
Cap and Intrinsic Value not utilized the line of credit, the annualized ratios of net expenses to average daily net assets would have been:

	Year Ended August 31,
	2024	2020
Emerging Markets Equity Institutional Class	1.15%	—
Emerging Markets Equity Class A	1.40%	—
Emerging Markets Equity Class C	2.15%	—
Emerging Markets Equity Class R3	1.81%	—
Emerging Markets Equity Class R6	1.05%	—
International Select Trust Class	1.15%	—
International Select Institutional Class	0.80%	—
International Select Class A	1.16%	—
International Select Class C	1.91%	—
International Select Class R3	1.41%	—
International Select Class R6	0.70%	—
International Small Cap Institutional Class	—	1.05%
International Small Cap Class A	—	1.41%
International Small Cap Class C	—	2.16%
International Small Cap Class R6	—	0.95%
Intrinsic Value Institutional Class	0.95%	—
Intrinsic Value Class A	1.31%	—
Intrinsic Value Class C	2.06%	—
Intrinsic Value Class R6	0.86%	—

Notes to Financial Highlights Equity Funds   (cont’d)
f
After repayment of expenses previously reimbursed and/or fees previously waived pursuant to the terms of the contractual expense limitation agreements by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended August 31,
	2023	2022	2021	2020
Emerging Markets Equity Institutional Class	—	—	1.21%	1.24%
Emerging Markets Equity Class R3	—	—	1.90%	—
Emerging Markets Equity Class R6	—	—	1.10%	1.11%
Focus Institutional Class	—	—	0.74%	—
Focus Class A	—	—	1.11%	—
Genesis Class R6	—	—	—	0.74%
Intrinsic Value Institutional Class	—	0.96%	0.99%	—
Intrinsic Value Class A	1.32%	1.33%	—	—
Intrinsic Value Class C	2.06%	2.07%	2.11%	—
Intrinsic Value Class R6	—	—	0.89%	—
Large Cap Growth Class R3	1.35%	1.34%	—	1.31%
Large Cap Growth Class R6	0.59%	—	—	0.56%
Large Cap Value Class R3	—	—	—	1.33%
Large Cap Value Class R6	—	—	—	0.59%
Mid Cap Intrinsic Value Class R6	—	—	—	0.74%

g	The date investment operations commenced.
h	Annualized.
i	Not annualized.
j
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended
August 31, 2024 for Sustainable Equity and for the year ended August 31, 2022, for Equity Income,
Genesis, International Equity, Large Cap Value, Multi-Cap Opportunities and Real Estate.

k	Includes tax reclaims. Without these, net investment income per share and the ratio of net investment income to average net assets for the year ended August 31, 2024 would have been:

	Net Investment Income Per Share	Ratio of Net Investment Income to Average Net Assets
International Equity Investor Class	$0.18	1.43%
International Equity Trust Class	$0.17	1.37%
International Equity Institutional Class	$0.21	1.63%
International Equity Class A	$0.16	1.27%
International Equity Class C	$0.06	0.45%
International Equity Class R6	$0.23	1.79%
International Equity Class E	$0.31	2.47%

Notes to Financial Highlights Equity Funds   (cont’d)
l	Had International Equity not received Tax reclaim income in 2024, the total return based on per share NAV for the year ended August 31, 2024 would have been:

Year Ended August 31, 2024
International Equity Investor Class	20.44%
International Equity Trust Class	20.39%
International Equity Institutional Class	20.66%
International Equity Class A	20.31%
International Equity Class C	19.30%
International Equity Class R6	20.88%
International Equity Class E	21.75%

m	Includes tax reclaims professional fees. Without these, the ratio of net expenses to average daily net assets for the year ended August 31, 2024 would have been:

Year Ended August 31, 2024
International Equity Investor Class	1.07%
International Equity Trust Class	1.13%
International Equity Institutional Class	0.85%
International Equity Class A	1.21%
International Equity Class C	1.96%
International Equity Class R6	0.75%
International Equity Class E	0.06%

n	Had International Equity not received the voluntary contribution in 2020, the total return based on per share NAV for the year ended August 31, 2020 would have been:

Year Ended August 31, 2020
International Equity Investor Class	15.31%
International Equity Trust Class	15.33%
International Equity Institutional Class	15.66%
International Equity Class A	15.19%
International Equity Class C	14.33%
International Equity Class R6	15.83%

o	This information has been audited by a different independent public accounting firm.
p	Consolidated financial highlights. See Note A in the Notes to Consolidated Financial Statements.
q
After the close of business on July 23, 2021, the Funds’ applicable classes underwent a stock split or reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split.

r	Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
Neuberger Berman Equity Funds and the Shareholders of:
Neuberger Berman Dividend Growth Fund
Neuberger Berman Emerging Markets Equity Fund
Neuberger Berman Equity Income Fund
Neuberger Berman Focus Fund
Neuberger Berman Genesis Fund
Neuberger Berman International Equity Fund
Neuberger Berman International Select Fund
Neuberger Berman International Small Cap Fund
Neuberger Berman Intrinsic Value Fund
Neuberger Berman Large Cap Growth Fund
Neuberger Berman Large Cap Value Fund
Neuberger Berman Mid Cap Growth Fund
Neuberger Berman Mid Cap Intrinsic Value Fund
Neuberger Berman Multi-Cap Opportunities Fund
Neuberger Berman Real Estate Fund
Neuberger Berman Small Cap Growth Fund
Neuberger Berman Sustainable Equity Fund
Neuberger Berman U.S. Equity Impact Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Neuberger Berman Large Cap Growth Fund (one of the series constituting the Neuberger Berman Equity Funds (the "Trust")), including the consolidated schedule of investments, as of August 31, 2024, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "consolidated financial statements"). We have audited the accompanying statements of assets and liabilities of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund, and Neuberger Berman U.S. Equity Impact Fund (collectively, together with Neuberger Berman Large Cap Growth Fund, referred to as the "Funds") ( seventeen of the series constituting the Trust), including the schedules of investments, as of August 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position, or the consolidated financial position, of each of the Funds (eighteen of the series constituting Neuberger Berman Equity Funds) at August 31, 2024, and the results, or the consolidated results, of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles. The accompanying financial highlights of the Neuberger Berman Intrinsic Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Small Cap Growth Fund, and Neuberger Berman Sustainable Equity Fund for each of the periods in the two years ended August 31, 2021 were audited by another independent registered public accounting firm whose report, dated October 20, 2021, expressed an unqualified opinion on the financial statements containing those financial highlights.
Individual fund constituting Neuberger Berman Equity Funds	Statement of operations	Statements of changes in net assets	Financial highlights
Neuberger Berman Dividend Growth Fund
Neuberger Berman Emerging Markets Equity Fund
Neuberger Berman Equity Income Fund
Neuberger Berman Focus Fund
Neuberger Berman Genesis Fund
Neuberger Berman International Equity Fund
Neuberger Berman International Select Fund
Neuberger Berman International Small Cap Fund
Neuberger Berman Large Cap Growth Fund
Neuberger Berman Large Cap Value Fund
Neuberger Berman Real Estate Fund
	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the five years in the period ended August 31, 2024
Neuberger Berman U.S. Equity Impact Fund	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the three years ended August 31, 2024 and the period from March 23, 2021 (commencement of operations) to August 31, 2021
Neuberger Berman Intrinsic Value Fund
Neuberger Berman Mid Cap Growth Fund
Neuberger Berman Mid Cap Intrinsic Value Fund
Neuberger Berman Multi-Cap Opportunities Fund
Neuberger Berman Small Cap Growth Fund
Neuberger Berman Sustainable Equity Fund
	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the three years in the period ended August 31, 2024
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
October 28, 2024

Directory
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Shareholder Servicing Agent
SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue, Suite 219189
Kansas City, MO 64105-1307
For Investor, Trust, Advisor & Institutional Class Shareholders address correspondence to:
Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
For Class A, Class C, Class R3 and Class R6 Shareholders:
Please contact your investment provider
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Report of Votes of Shareholders
A Special Meeting of Shareholders was held on March 26, 2024, adjourned to April 23, 2024, and further adjourned to May 15, 2024, for Sustainable Equity.  At the meeting, the following matters were voted on and approved. Shareholders voted to approve a change in Sustainable Equity's classification from a diversified to a non-diversified Fund and eliminate the related fundamental policy on diversification. There were no changes to any other Funds.
Proposal – To change Sustainable Equity from a diversified to a non-diversified Fund and eliminate the related fundamental policy on diversification. The results of the voting at the meeting are as follows:
Number of Shares
Votes For	Votes Against	Abstentions
13,528,073	2,840,347	1,573,121

Notice to Shareholders
For the fiscal year ended August 31, 2024, each Fund makes the following designation, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as Capital Gains Distributions and Qualified Dividend Income. Complete information regarding each Fund’s Qualified Dividend Income distributions during the calendar year 2024 will be reported in conjunction with Form 1099-DIV.
Fund	Capital Gains Distributions	Qualified Dividend Income
Dividend Growth	$1,535,858	$1,402,337
Emerging Markets Equity	—	7,722,279
Equity Income	41,859,205	26,626,498
Focus	—	7,594,105
Genesis	385,536,613	93,202,195
International Equity	4,397,863	27,047,835
International Select	793,494	3,857,886
International Small Cap	—	89,402
Intrinsic Value	3,960,087	—
Large Cap Growth	96,049,710	18,780,439
Large Cap Value	—	287,519,440
Mid Cap Growth	65,334,295	8,111,602
Mid Cap Intrinsic Value	954,662	830,154
Multi-Cap Opportunities	57,289,665	2,652,208
Real Estate	—	1,050,309
Small Cap Growth	2,305	—
Sustainable Equity	139,782,028	13,188,365
U.S. Equity Impact	—	130,624

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Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

H0599  10/24

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for any series except Sustainable Equity Fund. For Sustainable Equity Fund, this is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There was nothing to report with respect to this item.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSR, Investment Company Act file number 811-21421 (filed June 26, 2023).

(a)(2)	Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)	Not applicable to the Registrant.
(a)(5)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: October 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: October 18, 2024

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  October 18, 2024